As filed with the Securities and Exchange Commission on April 28, 2000

                                                                      File Nos.
                                                                      33-23493
                                                                      811-5583

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 32        (X)

                                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  33                      (X)

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                       (formerly Franklin Valuemark Funds)
               (Exact Name of Registrant as Specified in Charter)

                 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000 KAREN L. SKIDMORE, ESQ., 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
     -----------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                            Prospectus

                                            Franklin Templeton
                                            Variable Insurance
                                            Products Trust

                                            Class 1 Shares

May 1, 2000


[GRAPHIC OMITTED]


As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              Contents

                              FRANKLIN TEMPLETON VARIABLE
------------------------------INSURANCE PRODUCTS TRUST

Information about each fund           i   Overview
you should know before
investing                                 Individual Fund Descriptions

                                   FA-1   Franklin Aggressive Growth
                                          Securities Fund

                                  FGC-1   Franklin Global Communications
                                          Securities Fund

                                  FGH-1   Franklin Global Health Care
                                          Securities Fund

                                  FGI-1   Franklin Growth and Income
                                          Securities Fund

                                   FH-1   Franklin High Income Fund

                                   FI-1   Franklin Income Securities Fund

                                   FL-1   Franklin Large Cap Growth
                                          Securities Fund

                                   FM-1   Franklin Money Market Fund

                                   FN-1   Franklin Natural Resources
                                          Securities Fund

                                  FRE-1   Franklin Real Estate Fund

                                  FRD-1   Franklin Rising Dividends
                                          Securities Fund

                                   FS-1   Franklin Small Cap Fund

                                  FSP-1   Franklin S&P 500 Index Fund

                                  FSI-1   Franklin Strategic Income
                                          Securities Fund

                                   FT-1   Franklin Technology Securities Fund

                                  FUS-1   Franklin U.S. Government Fund

                                   FV-1   Franklin Value Securities Fund

                                   FZ-1   Franklin Zero Coupon Funds --
                                          2000, 2005, 2010

                                   MD-1   Mutual Discovery Securities Fund

                                   MS-1   Mutual Shares Securities Fund

                                   TA-1   Templeton Asset Strategy Fund

                                   TD-1   Templeton Developing Markets
                                          Securities Fund

                                  TGI-1   Templeton Global Income
                                          Securities Fund

                                   TG-1   Templeton Growth Securities Fund

                                   TI-1   Templeton International
                                          Securities Fund

                                  TIS-1   Templeton International
                                          Smaller Companies Fund

                                   TP-1   Templeton Pacific Growth
                                          Securities Fund

                                          Additional Information, All Funds

                                      1   Distributions and Taxes

------------------------------FUND ACCOUNT INFORMATION

Information about fund     2     Buying Shares
account transactions       2     Selling Shares
and services               2     Exchanging Shares
                           2     Fund Account Policies
                           3     Questions

------------------------------FOR MORE INFORMATION

Where to learn more about     Back Cover
each fund

Franklin Templeton
Variable Insurance Products Trust

OVERVIEW
--------
[GRAPHIC OMITTED]

Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, currently consists of twenty-nine (29) separate funds, offering a wide variety of investment choices. Each fund generally has two classes of shares, class 1 and class 2. The funds are generally only available as investment options in variable annuity or variable life insurance contracts. The accompanying contract prospectus indicates which funds and classes are available to you.


INVESTMENT CONSIDERATIONS
/bullet/ Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss. /bullet/ No single fund can be a complete investment program; consider diversifying your fund choices.
/bullet/ You should evaluate each fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which funds are right for you.

RISKS
/bullet/ There can be no assurance that any fund will achieve its investment goal.
/bullet/ Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing. /bullet/ All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investment goals.
/bullet/ Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.
                  More detailed information about each fund,
                  its investment policies, and its particular
                risks can be found in the Trust's Statement of
                         Additional Information (SAI).

MANAGEMENT

The funds' investment managers and their affiliates manage over $229 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

Franklin Aggressive Growth Securities Fund

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is capital appreciation.


MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its

--------------------------------------------------------------------------------
The fund invests primarily in the common stocks of aggressive growth companies.
--------------------------------------------------------------------------------

assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

The fund invests in small, medium, and large capitalization companies with strong growth potential. Although the fund seeks investments across a large number of sectors, it expects to have substantial positions in the technology sector (including computers and telecommunications), and significant positions in other sectors including, for example, health care (including biotechnology), consumer products, and consumer services (including media, broadcasting, and entertainment). Typically, however, the fund will be invested in a variety of industries and a wide variety of companies within sectors.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager focuses on sectors that have exceptional growth potential and fast growing, innovative companies within these sectors. The manager relies on a team of analysts to provide in-depth industry expertise, and uses both qualitative and quantitative analysis to evaluate companies for sound financial records, and strength and quality of management, among other factors.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or securities markets.

GROWTH STYLE STOCK INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks. Because the fund's manager uses an aggressive growth strategy, an investment in the fund involves greater risk and more volatility than an investment in a growth fund investing entirely in proven growth stocks.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases


           FA-1 Franklin Aggressive Growth Securities Fund - Class 1 in interest rates because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the fund, or only in very limited quantities. Thus, when the fund's size is smaller, any gains from IPOs will have an exaggerated impact on the fund's reported performance than when the fund is larger.

SECTOR FOCUS By focusing on particular sectors from time to time, the fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

Technology companies Technology and biotechnology industry stocks can be subject to abrupt or erratic price movements. They have historically been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Prices often change collectively without regard to the merits of individual companies.

Health care companies The activities of health care companies may be partially funded or subsidized by federal or state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

Telecommunications, media, and broadcasting companies These companies operate under international, federal, and state regulations, and therefore, may be adversely affected by changes in such regulations. The telecommunications, media, and broadcasting sectors have been undergoing deregulation leading to increased competition, which may adversely affect the companies in these sectors.

Consumer products, services, and entertainment companies These companies have historically been sensitive to the economy in general, through changes in consumer spending patterns. These companies may be adversely affected by changes in consumer opinion or demand for a given product or service.

PORTFOLIO TURNOVER The manager's aggressive growth strategy may cause the fund's portfolio turnover rate to be higher than that of other funds. High turnover generally increases the fund's transaction costs.

More detailed information about the fund, its policies, and risks can be found in the SAI.


           FA-2 Franklin Aggressive Growth Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

Because the fund is new, it has no performance history.
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets) 1,2

                                         Class 1
-------------------------------------------------
Management fees                          0.50%
Other expenses                           0.22%
                                         ----
Total annual fund operating expenses     0.72%
                                         ====

1. The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated.

2. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 1.00% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


               1 Year     3 Years
---------------------------------
  Class 1        $74     $230

        FA-3 Franklin Aggressive Growth Securities Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM  The team responsible for the fund's management is:

Michael McCarthy                        Mr. McCarthy has been a manager of the fund since its inception in
VICE PRESIDENT, ADVISERS                1999 and has been with the Franklin Templeton Group since 1992.

J. P. Scandalios                        Mr. Scandalios has been a manager of the fund since its inception in
SENIOR SECURITIES ANALYST, ADVISERS     1999. Before joining the Franklin Templeton Group in 1996, he was with
                                        Chase Manhattan Bank.

Conrad Herrmann, CFA                    Mr. Herrmann has been a manager of the fund since its inception in
SENIOR VICE PRESIDENT, ADVISERS         1999 and has been with the Franklin Templeton Group since 1989.

The fund pays Advisers a fee for managing the fund's assets. The fee is equal to an annual rate of:

/bullet/ 0.500% of the value of net assets up to $500 million;

/bullet/ 0.400% of the value of net assets over $500 million up to and including
         $1 billion;

/bullet/ 0.350% of the value of net assets over $1 billion up to and including
         $1.5 billion;

/bullet/ 0.300% of the value of net assets over $1.5 billion up to and including
         $6.5 billion;

/bullet/ 0.275% of the value of net assets over $6.5 billion up to and including
         $11.5 billion;

/bullet/ 0.250% of the value of net assets over $11.5 billion up to and including $16.5 billion;

/bullet/ 0.240% of the value of net assets over $16.5 billion up to and including $19 billion;

/bullet/ 0.230% of the value of net assets over $19 billion up to and including
         $21.5 billion; and

/bullet/ 0.220% of the value of net assets over $21.5 billion.

The manager is contractually obligated to limit management fees so that Total annual fund operating expenses do not exceed 1.00% of the fund's class 1 net assets in 2000.


           FA-4 Franklin Aggressive Growth Securities Fund - Class 1

Franklin Global Communications Securities Fund
(previously Franklin Global Utilities Securities Fund)

GOALS AND STRATEGIES
--------------------
[GRAPHIC OMITTED]

GOALS The fund's investment goals are capital appreciation and current income.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of U.S. and non-U.S.
communications companies.

These are companies that are primarily engaged in the development, manufacture or sale of communications services and communications equipment. These may include, for example, companies that provide:

--------------------------------------------------------------------------------
The fund concentrates in common stocks of U.S. and non-U.S. companies engaged in the public utilities industry, predominantly communications companies.
--------------------------------------------------------------------------------

/bullet/ cellular and other wireless communications, paging, and local and wide area network and data services or equipment;

/bullet/ local and long distance telephone services or equipment;

/bullet/ satellite, microwave, cable and other pay television services or equipment; and

/bullet/ Internet-related services or equipment, including Internet service, web hosting and web content, Internet portals, data warehouse and other related service.

The fund may buy communications companies anywhere in the world, including emerging markets, but generally invests a greater percentage of its assets in U.S. companies than in companies in any other single country. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

The fund also may invest a significant portion of its assets in small-cap companies, which have market capitalization values (share price multiplied by the number of common stock shares outstanding) of less than $1.5 billion.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined "blend" of growth and value strategies. Relying on a team of analysts to provide in-depth industry expertise, the manager looks for companies that will position the fund to benefit from potential future technological advances and increasing worldwide demand in the communications industries of the public utilities sector. As a "bottom-up" investor focusing primarily on individual securities, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins, and liquidation value, will also be considered, but are not limiting factors.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.


         FGC-1 Franklin Global Communications Securities Fund - Class 1

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

UTILITIES INDUSTRY, PREDOMINANTLY COMMUNICATONS COMPANIES
By concentrating in the utilities industry sector, and by investing predominantly in communications companies, the fund carries much greater risk of adverse developments in that sector, and among those companies, than a fund that invests more broadly. The securities of communications companies may experience more price volatility than securities of companies in some other industries. Communications companies are subject to a variety of risk factors including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of communications companies and, as a result, the value of their securities. In addition, many wireless telecommunication and Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks of rapidly changing technologies, as well as the potential of both accidental and deliberate disruption or failure of services or equipment. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, currencies, and interest rate movements around the world, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

Utility companies in the U.S. and in non-U.S. countries have generally been subject to substantial government regulation. Major changes in government policies, ranging from increased regulation or expropriation to deregulation, privatization or increased competition, may dramatically increase or reduce opportunities for these companies. For example, while certain companies may develop more profitable opportunities, others may be forced to defend their core businesses and may be less profitable.

In addition, electric utility companies have historically been subject to price regulation; risks associated with high interest costs on borrowings or reduced ability to borrow; restrictions on operations and increased costs due to environmental and safety regulations; regulators disallowing these higher costs in rate authorizations; difficulties in obtaining fuel for electric generation at reasonable prices; risks associated with the operation of nuclear power plants; and the effects of energy conservation and other factors affecting the level of demand for services.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

BLEND STYLE STOCK INVESTING A "blend" strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further. By combining both styles, the manager seeks to diversify the risks and lower the volatility, but there is no assurance this strategy will have that result.

INTEREST RATE Rate changes can be sudden and unpredictable. Increases in interest rates may have an effect on the types of companies in which the fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments. Utility company stocks often pay relatively high dividends, so they are particularly sensitive to interest rate movements. Therefore, like bonds, their stock prices may rise as interest rates fall or fall as interest rates rise.

         FGC-2 Franklin Global Communications Securities Fund - Class 1

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions and increases in interest rates, their growth prospects are less certain, and their securities are less liquid. These companies may suffer significant losses, and can be considered speculative. Technology industry stocks, in particular, can be subject to abrupt or erratic price movements.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the fund, or only in very limited quantities. Thus, when the fund's size is smaller, any gains from IPOs will have an exaggerated impact on the fund's reported performance than when the fund is larger.

More detailed information about the fund, its policies, and risks can be found in the SAI.

         FGC-3 Franklin Global Communications Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                  1 Year       5 Years       10 Years
----------------------------------------------------------------------
Franklin Global
  Communications Securities
  Fund - Class 1 1             39.42%        22.55%        14.05%
S&P 500 Index 2                21.04%        28.56%        18.21%
FT/S&P Actuaries World
  Utilities Index 2            32.26%        24.70%        14.23%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. The Financial Times/S&P Actuaries World Utilities Index includes electric utilities, waterworks supply, natural gas and telephone companies. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND 1 - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                        Class 1
-----------------------------------------------
Management fees 2                        0.48%
Other expenses                           0.03%
                                         ----
Total annual fund operating expenses     0.51%
                                         ====

1. Before November 15, 1999, the Franklin Global Utilities Securities Fund
2. The fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 Year     3 Years     5 Years     10 Years
---------------------------------------------------------
 Class 1        $52     $164        $285        $640

     FGC-4 Franklin Global Communications Securities Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Alex W. Peters                  Mr. Peters has been a manager of the fund since 1999, and has been
PORTFOLIO MANAGER, ADVISERS     with the Franklin Templeton Group since 1992.

Alan Muschott                   Mr. Muschott has been a manager of the fund since March 2000, and has
PORTFOLIO MANAGER, ADVISERS     been with the Franklin Templeton Group since 1998.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.48% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 1                                                          Year Ended December 31,
-----------------------------------------------------------------------------------------------------------
                                                  1999 1       1998         1997         1996         1995
                                                  ---------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                20.45        20.33        18.18        17.90        14.42
                                                  ---------------------------------------------------------
 Net investment income                              .37          .76          .90          .91          .84
 Net realized and unrealized gains                 6.91         1.41         3.54          .29         3.54
                                                  ---------------------------------------------------------
Total from investment operations                   7.28         2.17         4.44         1.20         4.38
                                                  ---------------------------------------------------------
 Distributions from net investment income          (.84)        (.83)        (.96)        (.92)        (.90)
 Distributions from net realized gains            (2.03)       (1.22)       (1.33)          --           --
                                                  ---------------------------------------------------------
Total distributions                               (2.87)       (2.05)       (2.29)        (.92)        (.90)
                                                  ---------------------------------------------------------
Net asset value, end of year                      24.86        20.45        20.33        18.18        17.90
                                                  =========================================================
Total return (%)+                                 39.42        11.19        26.76         7.07        31.35

Ratios/supplemental data
Net assets, end of year ($ x 1 million)             987          987        1,130        1,202        1,423
Ratios to average net assets: (%)
Expenses                                            .51          .50          .50          .50          .50
Net investment income                              1.81         3.15         3.91         4.20         5.14
Portfolio turnover rate (%)                       87.53        33.85        17.00        29.69        13.27

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.
1Based on average shares outstanding.

         FGC-5 Franklin Global Communications Securities Fund - Class 1

Franklin Global Health Care Securities Fund
(previously Global Health Care Securities Fund)


GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 70% of its total assets in equity securities of companies in the health care industry. These are companies whose principal assets or activities are in research, development, production or distribution of products and services in industries such as pharmaceutical; biotechnology; health care facilities, information systems and personal products; medical supplies, technology and services; and managed care companies. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

--------------------------------------------------------------------------------
The fund concentrates in common stocks of U.S. and non-U.S. companies in the health care industry
--------------------------------------------------------------------------------

The fund may buy health care companies anywhere in the world, but generally invests predominantly in U.S. companies. The fund also may invest a substantial portion of its assets in small-cap companies which have market capitalization values (share price multiplied by the number of common stock shares outstanding) of less than $1.5 billion. From time to time, the fund also may have a substantial portion of its assets in one or more industries of the health care sector, such as pharmaceuticals.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined "blend" of growth and value strategies. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that fill particular health care niches and that it believes are positioned for rapid growth in revenues, earnings or assets, and/or are selling at reasonable prices using a company's historical value measures. The manager relies on a team of analysts to provide in-depth industry expertise, and uses both qualitative and quantitative analysis, to look for companies that will position the fund to benefit from potential future technological advances and increasing worldwide demand in the health care sector. In addition, the manager evaluates companies on factors such as strength and quality of management, strategic positioning in their industry and globally competitive advantages.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

HEALTH CARE COMPANIES By concentrating in a single industry sector, the fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries. Government actions may affect health care companies in many ways. For example, foreign, U.S. federal, or state governments could discontinue subsidies of certain research or other activities of some companies, which may have an adverse effect on these companies. Stocks held by the fund, and especially health care providers and pharmaceuticals, may also be affected by government policies on health care reimbursements (such as Medicare and Medicaid), regulatory approval for new drugs and medical instruments, or legislative reform of a health care system. Health care companies are also subject to the risks of product liability lawsuits and the risk that their products and services may rapidly become obsolete.

           FGH-1 Franklin Global Health Care Securities Fund - Class 1

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions around the world, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

BLEND STYLE STOCK INVESTING A "blend" strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further. By combining both styles, the manager seeks to diversify the risks and lower the volatility, but there is no assurance this strategy will have that result.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management, or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative. Technology and biotechnology industry stocks, in particular, can be subject to abrupt or erratic price movements.

FOREIGN SECURITIES Securities of companies located outside the U.S. may involve risks that can increase losses in the fund.

Currency Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country and Company General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. Non-U.S. companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. Emerging market countries have additional, heightened risks including a greater likelihood of currency devaluations, less liquidity, and greater volatility.

DIVERSIFICATION The fund is non-diversified as defined by the federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The fund intends, however, to meet tax diversification requirements.

More detailed information about the fund, its policies, and risks can be found in the SAI.

           FGH-2 Franklin Global Health Care Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                    Since
                                                  Inception
                                  Past 1 Year     05/01/98
-----------------------------------------------------------
Franklin Global Health Care
  Securities Fund - Class 1 1      -8.10%        -0.94%
S&P 500 Index 2                    21.04%        19.84%
S&P Health Care Composite
  Index 2                          -8.24%         6.21%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. S&P Health Care Composite Index is a capitalization-weighted index of all of the stocks in the S&P 500 index involved in the health care related products or services. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN GLOBAL HEALTH CARE SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                    Class 1
--------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                       Class 1
----------------------------------------------
Management fees                          0.60%
Other expenses                           0.22%
                                         ----
Total annual fund operating expenses     0.82%
                                         ====

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1     $84        $262        $455        $1,014

           FGH-3 Franklin Global Health Care Securities Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Evan McCulloch, CFA          Mr. McCulloch has been a manager of the fund since its inception in
VICE PRESIDENT, ADVISERS     1998, and has been with the Franklin Templeton Group since 1992.

Kurt von Emster, CFA         Mr. Von Emster has been a manager of the fund since its inception in
VICE PRESIDENT, ADVISERS     1998, and has been with the Franklin Templeton Group since 1989.

Rupert H. Johnson, Jr.       Mr. Johnson has been a manager of the fund since its inception in 1998,
PRESIDENT, ADVISERS          and has been with the Franklin Templeton Group since 1965.

The fund pays Advisers a fee for managing the fund's assets. For the fiscal year ended December 31, 1999, the fund paid 0.60% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

                                               Year ended December 31
---------------------------------------------------------------------
                                                1999 1        1998 2
                                               ----------------------
Per share data ($)
Net asset value, beginning of year              10.71           10.00
                                               ----------------------
 Net investment income                            .01             .03
 Net realized and unrealized gains (losses)      (.88)            .68
                                               ----------------------
Total from investment operations (losses)        (.87)            .71
                                               ----------------------
 Distributions from net investment income        (.02)             --
                                               ----------------------
Net asset value, end of year                     9.82           10.71
                                               ======================
Total return (%)+                               (8.10)           7.10
Ratios/supplemental data
Net assets, end of year ($ x 1,000)            11,307           8,990
Ratios to average net assets: (%)
 Expenses                                         .82             .84*
 Net investment income                            .09             .84*
Portfolio turnover rate (%)                    188.22           40.80

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized. *Annualized.
1. Based on average shares outstanding.
2. For the period May 1, 1998 (effective date) to December 31, 1998.

           FGH-4 Franklin Global Health Care Securities Fund - Class 1

Franklin Growth and Income Securities Fund
(previously Franklin Growth and Income Fund)

GOALS AND STRATEGIES
--------------------
[GRAPHIC OMITTED]

GOALS The fund's principal investment goal is capital appreciation. Its secondary goal is to provide current income.

--------------------------------------------------------------------------------
The fund invests primarily in common stocks with current dividend yields above market average.
--------------------------------------------------------------------------------

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in a broadly diversified portfolio of equity securities that the fund's manager considers to be financially strong, but undervalued by the market. To help identify such companies, the manager uses a current relative yield analysis that focuses on a company's dividend yield (calculated by dividing a stock's annual per share dividends by its per share market price). Following this strategy, the fund will invest predominantly in common stocks that have dividend yields at least equal to the yield of the Standard & Poor's 500 Index ("S&P/registered trademark/ 500"). The fund seeks current income through receipt of dividends from its investments. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

The fund may invest up to 30% of its total assets in foreign securities, including those in emerging markets, but currently intends to limit such investments to 20%.

In addition to the fund's main investments, the fund may invest in any of the following: common stocks with current dividend yields at or below the S&P/registered trademark/ 500 average, convertible securities, debt securities, and real estate investment trusts (REITs). The fund does not intend to invest more than 15% of its assets in REITs.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, zero coupon bonds, notes, and short-term debt investments. A convertible security is generally a debt security or preferred stock that may be converted into common stock. By investing in convertible equity and debt securities, the fund seeks the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. REITs are usually publicly traded companies that manage a portfolio of real estate to earn profits and tend to pay high yields since they must distribute most of their earnings.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager focuses on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow, with a special emphasis on current dividend yield. The manager believes that high relative dividend yield is frequently a good indicator of value.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.


           FGI-1 Franklin Growth and Income Securities Fund - Class 1

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country and Company General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. Emerging market countries have additional, heightened risks including a greater likelihood of currency devaluations, less liquidity, and greater volatility.

REITS A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties. The value of a REIT may also be affected by factors that affect the underlying properties, the real estate industry, or local or general economic conditions.

More detailed information about the fund, its policies, and risks can be found in the SAI.


           FGI-2 Franklin Growth and Income Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                           1 Year     5 Years     10 Years
---------------------------------------------------------------------------
Franklin Growth and Income
  Securities Fund - Class 1 1                1.10%      16.24%      11.45%
S&P 500 Index/registered trademark/ 2       21.04%      28.56%      18.21%
Russell 3000 Value Index 2                   6.65%      22.15%      15.31%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. The unmanaged Russell 3000 Value Index measures the performance of those 3000 companies with lower price-to-book ratios and lower forecasted growth values. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.


           FGI-3 Franklin Growth and Income Securities Fund - Class 1

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                           Class 1
---------------------------------------------------
Management fees 1                            0.47%
Other expenses                               0.02%
                                             ----
Total annual fund operating expenses         0.49%
                                             ====

1. The fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1        $50        $157        $274        $616

--------------------------------------------------------------------------------

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM  The team responsible for the fund's management is:

Frank Felicelli, CFA                Mr. Felicelli has been a manager of the fund since 1995, and has been
SENIOR VICE PRESIDENT, ADVISERS     with the Franklin Templeton Group since 1986.

Derek Taner, CFA                    Mr. Taner has been a manager of the fund since March 2000, and has
PORTFOLIO MANAGER, ADVISERS         been with the Franklin Templeton Group since 1991.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.47% of its average daily net assets to the manager for its services.

       FGI-4 Franklin Growth and Income Securities Fund - Class 1

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 1                                                            Year Ended December 31,
-----------------------------------------------------------------------------------------------------------
                                                    1999 1       1998         1997         1996         1995
                                                    ---------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                  20.36        21.01        17.55        17.14        13.42
                                                    ---------------------------------------------------------
 Net investment income                                .57          .69          .67          .62          .41
 Net realized and unrealized gains (losses)          (.16)         .99         4.05         1.64         3.92
                                                    ---------------------------------------------------------
Total from investment operations                      .41         1.68         4.72         2.26         4.33
                                                    ---------------------------------------------------------
 Distributions from net investment income            (.79)        (.69)        (.64)        (.41)        (.20)
 Distributions from net realized gains              (2.20)       (1.64)        (.62)       (1.44)        (.41)
                                                    ---------------------------------------------------------
Total distributions                                 (2.99)       (2.33)       (1.26)       (1.85)        (.61)
                                                    ---------------------------------------------------------
Net asset value, end of year                        17.78        20.36        21.01        17.55        17.14
                                                    =========================================================
Total return (%)+                                    1.10         8.33        27.74        14.19        32.83

Ratios/supplemental data
Net assets, end of year ($ x 1 million)               965        1,319        1,338        1,078          889
Ratios to average net assets: (%)
 Expenses                                             .49          .49          .49          .50          .52
 Net investment income                               2.94         3.27         3.53         4.06         3.30
Portfolio turnover rate (%)                         39.80        27.32        36.71        23.01       116.54

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.
1. Based on average shares outstanding.

           FGI-5 Franklin Growth and Income Securities Fund - Class 1

Franklin High Income Fund
(previously High Income Fund)

GOALS AND STRATEGIES
--------------------
[GRAPHIC OMITTED]

GOALS The fund's principal investment goal is to earn a high level of current income. Its secondary goal is capital appreciation.

--------------------------------------------------------------------------------
The fund invests primarily in high yield, lower rated bonds.
--------------------------------------------------------------------------------

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in debt securities offering high yield and expected total return. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, zero coupon bonds, notes, and short-term debt investments.

The fund may invest up to 100% of its assets in high yield, lower quality debt securities ("junk bonds"). These securities are either rated below investment grade (below the top four rating categories) by independent rating agencies such as Standard & Poor's Ratings Group (S&P/registered trademark/) and Moody's Investors Service, Inc. (Moody's), or are unrated securities the manager determines are comparable. The fund generally invests in securities rated at least Caa by Moody's or CCC by S&P or unrated securities the fund's manager determines are comparable. The fund will not purchase defaulted securities. If, however, a security is downgraded in rating or goes into default, the fund will not automatically sell the security. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The fund may invest up to 20% of its total assets in foreign securities, including up to 10% in emerging markets, and will typically focus on dollar-denominated corporate debt. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. While the fund also may invest in dividend-paying common or preferred stocks, it more typically holds equity as a result of receiving those securities in a corporate restructuring. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION Yield and expected return are the primary criteria used by the manager in selecting securities. The manager searches for securities it believes offer opportunities for income today and growth tomorrow. It performs independent analysis of the corporate debt securities being considered for the fund's portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the manager considers a variety of factors, including:

/bullet/ a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

/bullet/ the experience and strength of the company's management;

/bullet/ the company's sensitivity to changes in interest rates and business conditions;

/bullet/ the company's debt maturity schedules and borrowing requirements; and

/bullet/ the company's changing financial condition and market recognition of the change.

Because the manager focuses on individual securities rather than sector allocation, from time to time the fund may have a significant portion of its assets in one or more industries, including for example, telecommunications.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.


                    FH-1 Franklin High Income Fund - Class 1

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Changes in interest rates affect the prices of the fund's debt securities. If rates rise, the value of the fund's debt securities will fall and so too will the fund's share price.
--------------------------------------------------------------------------------

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes. Increases in interest rates may also have an effect on the types of companies in which the fund normally invests because they may find it more difficult to obtain credit to expand, or have more difficulty meeting interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments, or the proceeds from a matured debt security, resulting in less income received by the fund.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

Lower-rated securities Securities rated below investment grade, sometimes called "junk bonds," generally have more risk than higher-rated securities. Companies issuing high yield debt securities are not as strong financially as those with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could prevent them from making interest and principal payments. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by ratings agencies. Prices are often closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the fund's ability to sell securities in response to specific economic events or to meet redemption requests.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates, will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country and Company General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. Non-U.S. companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. Emerging market


                    FH-2 Franklin High Income Fund - Class 1 countries have additional, heightened risks including a greater likelihood of currency devaluations, less liquidity, and greater volatility.

TELECOMMUNICATIONS The securities of communications companies may experience more price volatility than securities of companies in other industries. For example, communications companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share, and the potential for falling profit margins. Wireless telecommunication and Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks of rapidly changing technologies, as well as the potential of both accidental and deliberate disruption or failure of services or equipment.

More detailed information about the fund, its policies, and risks can be found in the SAI.


                    FH-3 Franklin High Income Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999

                                    1 Year      5 Years     10 Years
--------------------------------------------------------------------
Franklin High Income Fund -
  Class 1 1                       -0.07%          8.94%     9.14%
CS First Boston Global High
  Yield Index 2                    3.28%          9.08%    11.06%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The unmanaged CS First Boston Global High Yield Index is a trader-priced portfolio constructed to mirror the high yield debt market. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN HIGH INCOME FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                         Class 1
-------------------------------------------------
Management fees 1                        0.51%
Other expenses                           0.03%
                                         ----
Total annual fund operating expenses     0.54%
                                         ====

1. The fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1        $55     $173        $302        $677

                 FH-4 Franklin High Income Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Jeff Holbrook, CFA                  Mr. Holbrook has been a manager of the fund since 1997, and has been
VICE PRESIDENT, ADVISERS            with the Franklin Templeton Group since 1992.

Chris Molumphy, CFA                 Mr. Molumphy has been a manager of the fund since its inception in
SENIOR VICE PRESIDENT, ADVISERS     1989, and has been with the Franklin Templeton Group since 1988.

R. Martin Wiskemann                 Mr. Wiskemann has been a manager of the fund since its inception in
VICE PRESIDENT, ADVISERS            1989. Mr. Wiskemann has more than 30 years' experience in the securities industry.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.51% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 1                                                              Year ended December 31,
-----------------------------------------------------------------------------------------------------------------
                                                    1999 1         1998          1997          1996         1995
                                                    -------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                   13.28         14.45         14.16         13.66        12.21
                                                    -------------------------------------------------------------
 Net investment income                                1.24          1.43          1.33          1.20         1.06
 Net realized and unrealized gains (losses)          (1.19)        (1.25)          .22           .56         1.30
                                                    -------------------------------------------------------------
Total from investment operations                       .05           .18          1.55          1.76         2.36
                                                    -------------------------------------------------------------
 Distributions from net investment income            (3.03)        (1.27)        (1.22)        (1.20)        (.91)
 Distributions from net realized gains                (.44)         (.08)         (.04)         (.06)          --
                                                    -------------------------------------------------------------
Total distributions                                  (3.47)        (1.35)        (1.26)        (1.26)        (.91)
                                                    -------------------------------------------------------------
Net asset value, end of year                          9.86         13.28         14.45         14.16        13.66
                                                    =============================================================
Total return (%)+                                     (.07)          .99         11.47         13.90        19.76

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                314,131       446,609       496,036       446,096      360,904
Ratios to average net assets: (%)
 Expenses                                              .54           .53           .53           .54          .56
 Net investment income                                9.97          9.96          9.64          9.63         9.63
Portfolio turnover rate (%)                          22.17         41.71         36.38         27.16        20.65

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.
1. Based on average shares outstanding.

                    FH-5 Franklin High Income Fund - Class 1

Franklin Income Securities Fund
(previously Income Securities Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is to maximize income while maintaining prospects for capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest in both debt and equity securities. The fund seeks income by investing in corporate, foreign, and U.S. Treasury bonds. In its search for income-producing growth opportunities, the fund invests in common stocks with attractive dividend yields of companies from a variety of industries such as utilities, oil, gas, real estate, and consumer goods. From time to time, the fund may invest a substantial portion of its

--------------------------------------------------------------------------------
The fund invests in high yield, lower-rated bonds, and stocks.
--------------------------------------------------------------------------------

assets in certain sectors, including utilities.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

The fund may invest up to 100% of its total assets in debt securities that are below investment grade ("junk bonds"), including up to 5% in defaulted debt, but the fund does not currently expect to invest more than 50% of its assets in these securities. Investment grade debt securities are rated in the top four rating categories by independent rating agencies such as Standard & Poor's Ratings Group (S&P/registered trademark/) and Moody's Investors Service, Inc. (Moody's). The fund generally invests in securities rated at least Caa by Moody's or CCC by S&P or, if unrated, determined by the fund's manager to be comparable. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The fund may invest up to 25% of its assets in foreign securities, including those in emerging markets. It ordinarily buys foreign securities that are traded in the U.S or American Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis.

PORTFOLIO SELECTION The manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and growth tomorrow. It performs independent analysis of the debt securities being considered for the fund's portfolio, rather than relying principally on the ratings assigned by rating agencies. In analyzing both debt and equity securities, the manager considers a variety of factors, including:

/bullet/ a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

/bullet/ the experience and strength of the company's management;

/bullet/ the company's sensitivity to changes in interest rates and business conditions;

/bullet/ the company's debt maturity schedules and borrowing requirements; and

/bullet/ the company's changing financial condition and market recognition of the change.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.


                 FI-1 Franklin Income Securities Fund - Class 1

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes. Increases in interest rates may have an effect on the types of companies in which the fund normally invests because they may find it difficult to obtain credit to expand, or may have more difficulty meeting interest payments.

--------------------------------------------------------------------------------
Because the bonds and stocks the fund holds fluctuate in price with interest rate changes and market conditions, the value of your investment in the fund will go up and down. This means you could lose money.
--------------------------------------------------------------------------------

Similarly, emerging market economies may be especially sensitive to interest rate changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the funds seek to reinvest interest payments, or the proceeds from a matured debt security, resulting in less income received by the fund.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

Lower-rated securities Securities rated below investment grade, sometimes called "junk bonds," generally have more risk than higher-rated securities. Companies issuing high yield debt securities are not as strong financially as those with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could prevent them from making interest and principal payments. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by ratings agencies. Prices are often closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the fund's ability to sell securities in response to specific economic events or to meet redemption requests.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Utility company stocks pay relatively high dividends, so they are particularly sensitive to interest rate movements: like bonds, when interest rates rise, their stock prices tend to fall.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

CONVERTIBLE SECURITIES The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as


                 FI-2 Franklin Income Securities Fund - Class 1 a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country and Company General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. Emerging market countries have additional, heightened risks including a greater likelihood of currency devaluations, less liquidity, and greater volatility.

More detailed information about the fund, its policies, and risks can be found in the SAI.


                 FI-3 Franklin Income Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                 1 Year    5 Years    10 Years
---------------------------------------------------------------
Franklin Income Securities
  Fund - Class 1 1                -1.82%     9.74%      10.00%
S&P 500 Index 2                   21.04%    28.56%      18.21%
Lehman Brothers
  Government/Corporate
  Bond Index 2                    -2.15%     7.61%       7.65%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index of fixed-rate U.S. Government and foreign and domestic corporate bonds that are rated investment grade or higher and have maturities of one year or more and at least $50 million outstanding. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.


                 FI-4 Franklin Income Securities Fund - Class 1

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN INCOME SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                            Class 1
----------------------------------------------------
Management fees 1                            0.48%
Other expenses                               0.02%
                                             ----
Total annual fund operating expenses         0.50%
                                             ====

1. The fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1        $51        $160        $280        $628

--------------------------------------------------------------------------------

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM  The team responsible for the fund's management is:

Charles B. Johnson                  Mr. Johnson has been a manager of the fund since its inception in 1989,
CHAIRMAN OF THE BOARD, ADVISERS     and has been with the Franklin Templeton Group since 1957.

Frederick G. Fromm                  Mr. Fromm has been a manager of the fund since 1998, and has been
VICE PRESIDENT, ADVISERS            with the Franklin Templeton Group since 1992.

Christopher Molumphy                Mr. Molumphy has been a manager of the fund since February 2000, and
SENIOR VICE PRESIDENT, ADVISERS     has been with the Franklin Templeton Group since 1988.

The fund pays Advisers a fee for managing its assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.48% of its average daily net assets to the manager for its services.

               FI-5 Franklin Income Securities Fund - Class 1

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 1                                                            Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
                                                    19991        1998         1997         1996         1995
                                                    ---------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                  16.92        18.37        17.21        16.47        14.31
                                                    ---------------------------------------------------------
 Net investment income                               1.19         1.37         1.40         1.32         1.16
 Net realized and unrealized gains (losses)         (1.43)       (1.07)        1.38          .44         1.96
                                                    ---------------------------------------------------------
Total from investment operations                     (.24)         .30         2.78         1.76         3.12
                                                    ---------------------------------------------------------
 Distributions from net investment income           (1.46)       (1.42)       (1.33)        (.87)        (.89)
 Distributions from net realized gains               (.53)        (.33)        (.29)        (.15)        (.07)
                                                    ---------------------------------------------------------
Total distributions                                 (1.99)       (1.75)       (1.62)       (1.02)        (.96)
                                                    ---------------------------------------------------------
Net asset value, end of year                        14.69        16.92        18.37        17.21        16.47
                                                    =========================================================
Total return (%)+                                   (1.82)        1.64        17.09        11.28        22.40

Ratios/supplemental data
Net assets, end of year ($ x 1 million)               775        1,186        1,407        1,351        1,267
Ratios to average net assets: (%)
Expenses                                              .50          .49          .50          .50          .51
Net investment income                                7.41         6.94         7.53         7.96         8.05
Portfolio turnover rate (%)                         11.89        12.22        14.68        15.28        33.14

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.
1. Based on average shares outstanding.

                 FI-6 Franklin Income Securities Fund - Class 1

Franklin Large Cap Growth Securities Fund
(previously Franklin Capital Growth Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of U.S. large-cap growth companies. Large-cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) of $8.5 billion or more, at the time of purchase. Growth companies in which the fund may invest include those that are expected to have revenue growth in excess of the economy as a whole either through above-average industry expansion or market share gains. These companies

--------------------------------------------------------------------------------
The fund invests primarily in common stocks of large-cap growth companies.
--------------------------------------------------------------------------------

generally dominate, or are gaining market share in, their industry and have a reputation for quality management, and superior products and services.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for growth in revenues, earnings or assets. In choosing investments, the manager will focus on companies that have exhibited above average growth, strong financial records, and large market capitalization. In addition, the manager also considers management expertise, industry leadership, growth in market share and sustainable competitive advantage. Although the manager will search for investments across a large number of industries, it expects to have significant positions in the technology sector (including computer hardware and software, telecommunications, and electronics).

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Large-capitalization stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. In the past, these periods have lasted for several years.

GROWTH STYLE STOCK INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more expensive relative to their earnings or assets compared to value or other stocks.

TECHNOLOGY COMPANIES Technology industry stocks can be subject to abrupt or erratic price movements. They have historically been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Prices often change collectively without regard to the merits of individual companies.

More detailed information about the fund, its policies, and risks can be found in the SAI.


            FL-1 Franklin Large Cap Growth Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                              Since
                                            Inception
                                  1 Year    05/01/96
-----------------------------------------------------
Franklin Large Cap Growth
  Securities Fund - Class 1 1      31.65%     22.85%
S&P 500 Index 2                    21.04%     26.79%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

            FL-2 Franklin Large Cap Growth Securities Fund - Class 1

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN LARGE CAP GROWTH SECURITIES FUND1 - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES 1
(expenses deducted from fund assets)

                                          Class 1
--------------------------------------------------
Management fees 2                        0.75%
Other expenses                           0.02%
                                         ----
Total annual fund operating expenses     0.77%
                                         ====

1. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99 and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management fees 0.75%; Other expenses 0.02%; and Total annual fund operating expenses 0.77%.

2. The fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 Year     3 Years     5 Years     10 Years
---------------------------------------------------------
 Class 1        $79     $246        $428        $954

        FL-3 Franklin Large Cap Growth Securities Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Kent Shepherd, CFA                  Mr. Shepherd has been a manager of the fund since April 1999, and has
VICE PRESIDENT, ADVISERS            been with the Franklin Templeton Group since 1991.

Jason R. Nunn                       Mr. Nunn has been a manager of the fund since September 1999. Before
PORTFOLIO MANAGER, ADVISERS         joining the Franklin Templeton Group in 1998 he worked in corporate finance with Alex, Brown & Sons.

Conrad B. Herrmann, CFA             Mr. Herrmann has been a manager of the fund since its inception in
SENIOR VICE PRESIDENT, ADVISERS     1996, and has been with the Franklin Templeton Group since 1989.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.75% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


Class 1                                                     Year ended December 31
-----------------------------------------------------------------------------------------------
                                                 1999 2,3       1998          1997        1996 1
                                                 ----------------------------------------------
Per share data ($)
Net asset value, beginning of year                16.08         13.42         11.36       10.00
                                                 ----------------------------------------------
 Net investment income                              .11           .10           .06         .03
 Net realized and unrealized gains                 4.96          2.62          2.02        1.33
                                                 ----------------------------------------------
Total from investment operations                   5.07          2.72          2.08        1.36
                                                 ----------------------------------------------
Distributions from net investment income           (.08)         (.06)         (.02)         --
Net asset value, end of year                      21.07         16.08         13.42       11.36
                                                ===============================================
Total return (%)+                                 31.65         20.29         18.31       13.60

Ratios/supplemental data
Net assets, end of year ($ x 1,000)             407,515       220,952       109,355      44,667
Ratios to average net assets: (%)
 Expenses                                           .77           .77           .77         .77*
 Net investment income                              .63          1.00           .72         .96*
Portfolio turnover rate (%)                       41.78         12.17         19.90        3.91

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized. *Annualized
1. For the period May 1, 1996 (effective date) to December 31, 1996.
2. Based on average shares outstanding.
3On February 8, 2000, a merger and reorganization was approved that will combine the assets of the fund with a similar fund of the Templeton Variable Products Series Fund (TVP), effective May 1, 2000. The table above only reflects fund statistics of the fund, which was the surviving fund of the merger, and not of the TVP fund. The fund statistics are for the year ended December 31, 1999.


            FL-4 Franklin Large Cap Growth Securities Fund - Class 1

Franklin Money Market Fund
(previously Money Market Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's goal is high current income, consistent with liquidity and capital preservation. The fund also seeks to maintain a stable share price of $1.00.

MAIN INVESTMENTS The fund invests exclusively in U.S. dollar denominated money market debt instruments, including those issued by:

/bullet/ U.S. and foreign banks;

/bullet/ U.S. or foreign corporations; and

/bullet/ the U.S. Government, its agencies or authorities.

A debt instrument obligates the issuer both to repay a loan of money at a future date and generally to pay interest. Money market securities are

--------------------------------------------------------------------------------
The fund invests exclusively in money market securities.
--------------------------------------------------------------------------------

high-quality, short-term (maturing in 13 months or less) debt instruments that may have fixed, floating or variable interest rates. Common money market securities are U.S. Treasury bills, U.S. Government agency securities, bank certificates of deposit, repurchase agreements, short-term corporate obligations, bankers acceptances (credit instruments guaranteed by a bank), and commercial paper. Commercial paper may be either unsecured promissory notes issued by larger corporations or financial firms or asset backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the fund may have a significant portion of its investments in one or more of these money market instruments.

Under the SEC's money fund rules, the fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

/bullet/ with remaining maturities of 397 days or less, and

/bullet/ that the manager determines present minimal credit risks, and

/bullet/ that are rated in the top two short-term rating categories by independent rating agencies or, if unrated, determined by the manager to be comparable.

No more than 25% of the fund's total assets may be invested in money market securities issued by foreign banks or foreign branches of U.S. banks. The fund may acquire securities on a when-issued or delayed delivery basis, lend portfolio securities, and invest up to 10% of its assets in illiquid investments.

PORTFOLIO SELECTION In selecting investments, the manager uses a conservative investment approach, focusing on the highest quality and the most liquid of eligible money market securities. The manager then assesses the relative value of each security meeting its stringent credit criteria in order to find the best combination of assets that it believes will maximize the fund's yield relative to its investment environment expectations. The manager also monitors short-term interest rates, economic conditions, and Federal Reserve monetary policy to determine the portfolio maturity it believes will provide a high overall return to the fund.


                   FM-1 Franklin Money Market Fund - Class 1

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund tries to keep a $1 share price, it is possible to lose money by investing in the fund.
--------------------------------------------------------------------------------

INTEREST RATE Changes in interest rates can be sudden and unpredictable. Rate changes occur in response to general economic conditions and also as a result of actions by the Federal Reserve Board ( the "Fed"). A reduction in short-term interest rates will normally result in reduced interest income to the fund and thus a reduction in dividends payable to shareholders. An increase in short-term interest rates will normally have the effect of increasing dividends to shareholders.

CREDIT The fund's investments in securities which are not backed by the full faith and credit of the U.S. Government depend on the ability of the issuer to meet interest or principal payments. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares. Even securities supported by credit enhancements have the credit risk of the entity providing credit support.

FOREIGN SECURITIES The fund's investments in foreign money market securities are always dollar denominated. Nonetheless, securities or credit support, issued by a foreign entity are subject to possible adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. In addition, non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuations and their value at delivery may be higher or lower than the purchase price.

More detailed information about the fund, its policies, and risks can be found in the SAI.


                   FM-2 Franklin Money Market Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                  1 Year      5 Years     10 Years
------------------------------------------------------------------
Franklin Money Market Fund
  - Class 1 1                       4.76%       5.23%       4.86%

1. All fund performance assumes reinvestment of dividends and capital gains.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------

FRANKLIN MONEY MARKET FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                          Class 1
--------------------------------------------------
Management fees 1                        0.52%
Other expenses                           0.01%
                                         ----
Total annual fund operating expenses     0.53%
                                         ====

1. The fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1        $54     $170        $296        $665

                FM-3 Franklin Money Market Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.52% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


Class 1                                                                        Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
                                                             1999          1998          1997          1996          1995
                                                            ---------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                             1.00          1.00          1.00          1.00          1.00
                                                            ---------------------------------------------------------------
 Net investment income                                          .05           .05           .05           .05           .06
 Distributions from net investment income                      (.05)         (.05)         (.05)         (.05)         (.06)
                                                            ---------------------------------------------------------------
Net asset value, end of year                                   1.00          1.00          1.00          1.00          1.00
                                                            ===============================================================
Total return (%)+                                              4.76          5.22          5.24          5.16          5.74

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                         364,028       414,341       367,449       408,930       429,547
Ratios to average net assets: (%)
 Expenses                                                       .53           .45           .45           .43           .40
 Expenses excluding waiver and payments by affiliate            .53           .53           .53           .53           .53
Net investment income                                          4.64          5.08          5.11          5.04          5.58

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.


                   FM-4 Franklin Money Market Fund - Class 1

Franklin Natural Resources Securities Fund
(previously Natural Resources Securities Fund)

GOALS AND STRATEGIES
--------------------
[GRAPHIC OMITTED]

GOALS The fund's principal investment goal is capital appreciation. Its secondary goal is to provide current income.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies principally engaged in the natural resources sector. These are companies that own, produce, refine, process or market natural resources. They may also provide support services for natural resources companies, for example, develop technologies or provide services, supplies or equipment related to natural resources. The natural resources sector includes industries such as energy services and technology; integrated oil; oil and gas exploration and production; chemicals; forest and paper products; steel, iron ore, and aluminum production; gold and precious metals; building materials; and environmental services. The manager expects to invest primarily in the energy industries (gas, exploration and production, oil services, and pipeline and distribution).

The fund generally invests in mid-cap companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $1.5 billion, but may invest substantially in small-cap companies. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

--------------------------------------------------------------------------------
The fund concentrates in common stocks of U.S. and non-U.S. companies in the natural resources sector.
--------------------------------------------------------------------------------

The fund may buy natural resource companies anywhere in the world, including emerging markets, but generally invests a greater percentage of its assets in U.S. companies than any other single country. In addition, the fund will be exposed to emerging markets through developed market companies, which often own or depend on natural resource assets in emerging markets countries.

In addition to its main investments, and depending upon market conditions, the fund may invest significantly in equity securities outside the natural resources sector. The fund may invest in companies involved in the development and/or production of alternative energy sources.

The fund also may seek to generate additional income by investing up to 5% of its total assets in covered call and put options.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, using a combined "bottom-up" and "top-down" strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager looks for companies it believes are positioned for growth in revenues, earnings or assets, and are selling at reasonable prices relative to other companies in the industry. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to choose companies it believes are highly profitable with skilled management, and that have strong growth profiles and solid financials, as well as companies with sustainable competitive advantages either through strategic asset bases or technological expertise. These are all factors the manager believes point to strong long-term growth potential.

This "bottom-up" approach is combined with a "top-down" analysis of macroeconomic trends, market sectors, and industries to take advantage of varying sector reactions to economic events. For example, the manager evaluates business cycles, yield curves, countries' changing market, economic and political conditions, the relative interest rates among currencies, and values between and within markets.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.


           FN-1 Franklin Natural Resources Securities Fund - Class 1

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

NATURAL RESOURCES By concentrating in a single industry sector, the fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. For example, commodity prices and the supply or demand for commodities change dramatically for reasons beyond a company's control. In addition, supply and demand factors may dictate the prices at which a company acquires raw materials or sells its products or services. These factors can affect the profitability of companies in the natural resources sector and, as a result, the value of their securities.

In addition, the fund may from time to time invest significantly in a particular industry or group of industries within the natural resources sector; such a strategy may expose the fund to greater investment risk than a more diversified strategy within the sector.

Energy companies Companies that are involved in oil or gas exploration, production, refining, marketing or distribution, or any combination of the above are greatly affected by the prices and supplies of raw materials such as oil or gas. The earnings and dividends of energy companies can fluctuate significantly as a result of international economic, political, and regulatory developments.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions around the world, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

BLEND STYLE STOCK INVESTING A "blend" strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further. By combining both styles, the manager seeks to diversify the risks and lower the volatility, but there is no assurance this strategy will have that result.

FOREIGN SECURITIES Securities of companies located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and


           FN-2 Franklin Natural Resources Securities Fund - Class 1 a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

INTEREST RATE Rate changes can be sudden and unpredictable. Increases in interest rates may have an effect on the types of companies in which the fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments.

DERIVATIVE SECURITIES, INCLUDING COVERED CALLS AND PUTS The performance of derivative investments, depends, at least in part, on the performance of an underlying asset such as stock prices. Derivative securities used by this fund may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended, if for example, the fund has a stock called away at an unfavorable price, or is required to purchase stocks put to it at an unfavorable price, in relation to the current market.

More detailed information about the fund, its policies, and risks can be found in the SAI.


           FN-3 Franklin Natural Resources Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                   1 Year     5 Years    10 Years
-----------------------------------------------------------------
Franklin Natural Resources
  Securities Fund - Class 1 1       32.25%      -3.17%     0.37%
S&P 500 Index 2                     21.04%      28.56%    18.21%
FT/S&P Actuaries World:
  Energy 50%, Basic
  Industries 50%
  Composite Index 2                 24.91%      11.20%     7.55%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. The Financial Times/S&P Actuaries World: Energy 50%, Basic Industries 50% Composite Index is a composite of companies of which 50% are in the energy sector and 50% are in the basic industries sector. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.



           FN-4 Franklin Natural Resources Securities Fund - Class 1

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN NATURAL RESOURCES SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                           Class 1
---------------------------------------------------
Management fees 1                            0.62%
Other expenses                               0.04%
                                             ----
Total annual fund operating expenses         0.66%
                                             ====

1. The fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 Year     3 Years     5 Years     10 Years
---------------------------------------------------------
 Class 1        $67        $211        $368        $822

--------------------------------------------------------------------------------

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Michael R. Ward                 Mr. Ward has been a manager of the fund since 1999, and has been with
PORTFOLIO MANAGER, ADVISERS     the Franklin Templeton Group since 1992.

Steve Land                      Mr. Land has been a manager of the fund since 1999, and has been with
PORTFOLIO MANAGER, ADVISERS     the Franklin Templeton Group since 1997.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.62% of its average daily net assets to the manager for its services.

        FN-5 Franklin Natural Resources Securities Fund - Class 1

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


Class 1                                                             Year ended December 31,
--------------------------------------------------------------------------------------------------------------
                                                   1999 1       1998         1997          1996         1995
                                                   -----------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                   8.39        11.41        14.29         14.08        14.09
                                                   -----------------------------------------------------------
 Net investment income                                .06          .15          .15           .15          .22
 Net realized and unrealized gains (losses)          2.64        (3.02)       (2.83)          .44          .12
                                                   -----------------------------------------------------------
Total from investment operations                     2.70        (2.87)       (2.68)          .59          .34
                                                   -----------------------------------------------------------
 Distributions from net investment income            (.16)        (.15)        (.20)         (.20)        (.20)
 Distributions from net realized gains                 --           --           --          (.18)        (.15)
                                                   -----------------------------------------------------------
Total distributions                                  (.16)        (.15)        (.20)         (.38)        (.35)
Net asset value, end of year                        10.93         8.39        11.41         14.29        14.08
                                                   ===========================================================
Total return (%)+                                   32.25       (25.38)      (18.98)         4.00         2.35

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                42,861       45,927       74,924       109,579      105,109
Ratios to average net assets: (%)
 Expenses                                             .66          .64          .69           .65          .66
 Net investment income                               0.64         1.21         1.00          1.00         1.40
Portfolio turnover rate (%)                         51.19        64.68        85.22         21.77        15.66

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.
1. Based on average shares outstanding.

           FN-6 Franklin Natural Resources Securities Fund - Class 1

Franklin Real Estate Fund
(previously Real Estate Securities Fund)

GOALS AND STRATEGIES
--------------------
[GRAPHIC OMITTED]

GOALS The fund's principal investment goal is capital appreciation. Its secondary goal is to earn current income.

--------------------------------------------------------------------------------
The fund concentrates in securities of companies in the real estate industry, primarily equity REITs.
--------------------------------------------------------------------------------

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in securities of companies operating in the real estate industry, including:

/bullet/ companies qualifying under federal tax law as real estate investment trusts (REITs),

/bullet/ real estate operating companies,

/bullet/ real estate services companies, and

/bullet/ homebuilding and developing companies that derive at least half of their assets or revenues from the ownership, construction, management or other services, or sale of residential, commercial or industrial real estate.

REITs are real estate investment trust companies, usually publicly traded, that manage a portfolio of income-producing real estate properties such as apartments, hotels, office buildings, or shopping centers. Equity REITs take ownership positions in real estate and their shareholders receive income from the rents received, and receive capital gains on the properties sold at a profit. The fund generally invests in medium-cap (less than $5 billion) to small-cap (less than $1.5 billion) REITs, because that is reflective of the industry itself. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding.

In addition to the fund's main investments, the fund may invest in equity securities of issuers engaged in businesses whose products and services are closely related to the real estate industry, and issuers whose principal business is unrelated to the real estate industry but which have very significant real estate holdings believed to be undervalued relative to the company's securities. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.

The manager seeks to manage the risks of industry concentration by diversifying into different types of real estate investments, although such risks cannot be eliminated. Historically, there has been a relatively low correlation between the real estate market and the broader equity market. While there is no certainty that this trend will continue in the future, investments in real estate securities may be a useful way to diversify one's overall portfolio.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager will focus on the market price of a company's security relative to its evaluation of the company's potential long-term earnings, asset value, and cash flow. Using both qualitative and quantitative analysis and on-site visits, the manager evaluates security characteristics, the strength and quality of management, and underlying properties. In addition, the manager may consider other factors, such as the supply and demand outlook for various property types and regional markets.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.


                   FRE-1 Franklin Real Estate Fund - Class 1

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the securities the fund holds fluctuate in price with real estate market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

REAL ESTATE SECURITIES By concentrating in a single industry sector, the fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations, the strength of specific industries renting properties, and other factors affecting the supply and demand for properties. When economic growth is slow, demand for property decreases and prices may decline. Property values may decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

REITS Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management.

A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

INTEREST RATE Rate changes can be sudden and unpredictable. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity in the real estate market and make other investments more attractive.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have signficant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions and increases in interest rates, their growth prospects are less certain, and their securities are less liquid. These companies may suffer significant losses and can be considered speculative. Small cap REITs can be subject to greater risks than mid- or large-cap issuers due to greater regional concentration and less diversification in terms of the regions, clients and types of properties available for investment.

More detailed information about the fund, its policies, and risks can be found in the SAI.


                   FRE-2 Franklin Real Estate Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                    1 Year      5 Years     10 Years
--------------------------------------------------------------------
Franklin Real Estate Fund -
  Class 1 1                       -6.14%        8.02%       9.02%
S&P 500 Index 2                   21.04%       28.56%      18.21%
Wilshire Real Estate
  Securities Index2               -3.20%        8.30%       4.11%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. The Wilshire Real Estate Securities Index is a market-cap weighted index of publicly traded real estate securities. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN REAL ESTATE FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                           Class 1
---------------------------------------------------
Management fees 1                        0.56%
Other expenses                           0.02%
                                         ----
Total annual fund operating expenses     0.58%
                                         ====

1. The fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1        $59     $186        $324        $726

                 FRE-3 Franklin Real Estate Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Douglas Barton, CFA             Mr. Barton has been a manager of the fund since 1998, and has been
VICE PRESIDENT, ADVISERS        with the Franklin Templeton Group since 1988.

Samuel R. Kerner                Mr. Kerner has been a manager of the fund since April 2000, and has
PORTFOLIO MANAGER, ADVISERS     been with the Franklin Templeton Group since 1996.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.56% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

                                                                     Year ended December 31,
-----------------------------------------------------------------------------------------------------------------
                                                   1999 1         1998          1997          1996         1995
                                                   --------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                   19.93         25.60         22.15         17.40        15.31
                                                   --------------------------------------------------------------
 Net investment income                                 .88          1.45           .72           .79          .78
 Net realized and unrealized gains (losses)          (1.77)        (5.60)         3.72          4.74         1.83
                                                   --------------------------------------------------------------
Total from investment operations                      (.89)        (4.15)         4.44          5.53         2.61
                                                   --------------------------------------------------------------
 Distributions from net investment income            (1.73)         (.94)         (.67)         (.78)        (.52)
 Distributions from net realized gains               (2.39)         (.58)         (.32)           --           --
Total distributions                                  (4.12)        (1.52)         (.99)         (.78)        (.52)
                                                   --------------------------------------------------------------
Net asset value, end of year                         14.92         19.93         25.60         22.15        17.40
                                                   ==============================================================
Total return (%)+                                    (6.14)       (16.82)        20.70         32.82        17.53

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                158,553       282,290       440,554       322,721      213,473
Ratios to average net assets: (%)
 Expenses                                              .58           .54           .54           .57          .59
 Net investment income                                4.83          5.44          3.59          4.80         4.74
Portfolio turnover rate (%)                          10.27         13.21         11.62         10.32        22.15

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.
1. Based on average shares outstanding.

                   FRE-4 Franklin Real Estate Fund - Class 1

Franklin Rising Dividends Securities Fund
(previously Rising Dividends Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the securities of companies that have:

/bullet/ consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;

/bullet/ increased dividends substantially (at least 100%) over the past ten years;

/bullet/ reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies);

/bullet/ strong balance sheets, with (1) long-term debt that is no more than 50% of total capitalization or (2) senior debt that has been rated investment grade by at least one of the major bond rating agencies (except for utility companies); and

/bullet/ attractive prices, either (1) in the lower half of the stock's price/earnings ratio range for the past 10 years or (2) less than the average current market price/earnings ratio of the stocks comprising the Standard & Poor's/registered trademark/ 500 Stock Index (this criterion applies only at the time of purchase).

--------------------------------------------------------------------------------
The fund will invest primarily in the common stocks of financially sound companies that have paid consistently rising dividends.
--------------------------------------------------------------------------------

The fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not necessarily meet all of these criteria. Following these policies, the fund may invest primarily in equity securities issued by mid- and small-cap U.S. companies, which generally have market capitalization values (share price multiplied by the number of common stock shares outstanding) less than $8 billion for mid-cap, and $1.5 billion for small cap. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy. As a "bottom-up" adviser focusing primarily on individual securities, the manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, and in particular a strong dividend record, asset value, and cash flow potential. The manager seeks bargains among companies with steadily rising dividends and strong balance sheets--out of favor companies that might include companies that have stumbled recently, dropping sharply in price, that offer, in the manager's opinion, excellent long-term potential.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.


           FRD-1 Franklin Rising Dividends Securities Fund - Class 1

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager, and may even decline further.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller companies can be particularly sensitive to changing economic conditions, including increases in interest rates because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products and services may not find an established market or may become obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

More detailed information about the fund, its policies, and risks can be found in the SAI.


           FRD-2 Franklin Rising Dividends Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                          Since
                                                        Inception
                                  1 Year     5 Years    01/27/92
-----------------------------------------------------------------
Franklin Rising Dividends
  Securities Fund - Class 1 1      -9.70%      15.65%      9.83%
Russell Mid-Cap Value
  Index 2,3                        -0.11%      18.01%     15.26%
Wilshire Target Mid-Cap
  Growth Index 2                   15.90%      17.02%     13.90%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The Russell Mid-Cap Value Index is an unmanaged group of securities companies with lower price-to-book ratios and lower forecasted group values. The Wilshire Target MidCap Company Growth Index is an unmanaged group of securities of companies selected based on growth characteristics from among the middle capitalization universe of the Wilshire 5000. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

3. The Wilshire Index is being replaced with The Russell Index. The manager believes the new index is more closely aligned with the universe of rising dividends qualifiers, and more closely matches the fund's investments.


           FRD-3 Franklin Rising Dividends Securities Fund - Class 1

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                           Class 1
---------------------------------------------------
Management fees 1                        0.73%
Other expenses                           0.02%
                                         ----
Total annual fund operating expenses     0.75%
                                         ====

1. The fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1        $77     $240        $417        $930

        FRD-4 Franklin Rising Dividends Securities Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey, 07024, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Donald G. Taylor                      Mr. Taylor has been a manager of the fund since 1996. Before joining the
SENIOR VICE PRESIDENT,                Franklin Templeton Group in 1996, he was a Portfolio Manager for
ADVISORY SERVICES                     Fidelity Management & Research Co.

William J. Lippman                    Mr. Lippman has been a manager of the fund since its inception in 1992.
PRESIDENT, ADVISORY SERVICES          He has more than 30 years' experience in the securities industry and joined the Franklin Templeton Group in 1988.

Bruce C. Baughman                     Mr. Baughman has been a manager of the fund since its inception in
SENIOR VICE PRESIDENT,                1992, and has been with the Franklin Templeton Group since 1988.
ADVISORY SERVICES

Margaret McGee                        Ms. McGee has been a manager of the fund since its inception in 1992,
VICE PRESIDENT, ADVISORY SERVICES     and has been with the Franklin Templeton Group since 1988.

The fund pays Advisory Services a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.73% of its average daily net assets to the manager for its services.


           FRD-5 Franklin Rising Dividends Securities Fund - Class 1

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 1                                                               Year ended December 31,
------------------------------------------------------------------------------------------------------------------
                                                   1999 1         1998          1997          1996          1995
                                                   ---------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                   18.11         19.68         15.40         12.66          9.97
                                                   ---------------------------------------------------------------
 Net investment income                                 .22           .23           .22           .25           .27
 Net realized and unrealized gains (losses)          (1.57)         1.07          4.77          2.77          2.66
                                                   ---------------------------------------------------------------
Total from investment operations                     (1.35)         1.30          4.99          3.02          2.93
                                                   ---------------------------------------------------------------
 Distributions from net investment income             (.29)         (.22)         (.26)         (.28)         (.24)
 Distributions from net realized gains               (2.86)        (2.65)         (.45)           --            --
                                                   ---------------------------------------------------------------
Total distributions                                  (3.15)        (2.87)         (.71)         (.28)         (.24)
                                                   ---------------------------------------------------------------
Net asset value, end of year                         13.61         18.11         19.68         15.40         12.66
                                                   ===============================================================
Total return (%)+                                    (9.70)         6.92         33.03         24.18         29.74

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                450,549       751,869       780,298       597,424       463,253
Ratios to average net assets: (%)
 Expenses                                              .75           .72           .74           .76           .78
 Net investment income                                1.35          1.20          1.24          1.96          2.72
Portfolio turnover rate (%)                           5.32         26.44         37.04         27.97         18.72

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.
1. Based on average shares outstanding.

           FRD-6 Franklin Rising Dividends Securities Fund - Class 1

Franklin Small Cap Fund
(previously Small Cap Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term capital growth.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies. For this fund, small cap companies are those companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The manager may continue to hold an investment for further capital growth opportunities even if the company is no

--------------------------------------------------------------------------------
The fund invests primarily in common stocks of small cap U.S. companies.
--------------------------------------------------------------------------------

longer small cap. In selecting companies, the fund may invest substantially in technology sectors such as electronics, computer software and hardware, telecommunications, Internet-related services, and health-care technology.

In addition to its main investments, the fund may invest in equity securities of larger companies. When suitable opportunities are available, the fund may also invest in initial public offerings of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Advantages, such as a particular marketing or product niche, proven technology, and industry leadership are all factors the manager believes point to strong long-term growth potential. The manager diversifies the fund's assets across many industries, but from time to time may invest substantially in certain sectors.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.


                     FS-1 Franklin Small Cap Fund - Class 1

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

GROWTH STYLE STOCK INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks. Because the fund's manager uses an aggressive growth strategy, an investment in the fund involves greater risk and more volatility than an investment in a growth fund investing entirely in proven growth stocks.

SMALLER COMPANIES While smaller companies may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the fund, or only in very limited quantities. Thus, when the fund's size is smaller, any gains from IPOs will have an exaggerated impact on the fund's reported performance than when the fund is larger.

TECHNOLOGY COMPANIES Technology and biotechnology industry stocks can be subject to abrupt or erratic price movements. They have historically been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Prices often change collectively without regard to the merits of individual companies.

More detailed information about the fund, its policies, and risks can be found in the SAI.


                     FS-2 Franklin Small Cap Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                                      Since
                                                                    Inception
                                                          Year      11/01/95
-----------------------------------------------------------------------------
  Franklin Small Cap Fund - Class 1 1                     96.94%*     30.41%
  S&P 500 Index 2                                         21.04%      27.11%
  Russell 2000/registered trademark/ Growth Index 2       43.09%      17.29%
  Russell 2500/registered trademark/ Index 2,3            24.14%      17.49%

* Recently many individual stocks and sectors such as technology have significantly exceeded historical norms; investors should generally not expect such outsized gains to continue.

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks. The Russell 2000/registered trademark/ Growth Index measures the performance of those Russell 2000/registered trademark/ companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000/registered trademark/ Index consists of the 2,000 smallest securities in the Russell 3000/registered trademark/ index; representing approximately 11% of the Russell 3000/registered trademark/ total market capitalization. The Russell 2500/registered trademark/ Index is an unmanaged index of 2,500 companies with small market capitalizations. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

3. The Russell 2500/registered trademark/ Index is being replaced with the Russell 2000/registered trademark/ Growth Index, which more closely mirrors the fund's growth style of investing.


                     FS-3 Franklin Small Cap Fund - Class 1

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN SMALL CAP FUND - CLASS 1 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES 1
(expenses deducted from fund assets)

                                           Class 1
---------------------------------------------------
Management fees                          0.55%
Other expenses                           0.27%
                                         ----
Total annual fund operating expenses     0.82%
                                         ====

1. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
Management fees 0.55%, Other expenses 0.27%, and Total annual fund operating expense 0.82%.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1        $84     $262        $455        $1,014

                  FS-4 Franklin Small Cap Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:


Edward B. Jamieson                     Mr. Jamieson has been a manager of the fund since its inception in 1995,
EXECUTIVE VICE PRESIDENT, ADVISERS     and has been with the Franklin Templeton Group since 1987.

Michael McCarthy                       Mr. McCarthy has been a manager of the fund since its inception in
VICE PRESIDENT, ADVISERS               1995. He joined the Franklin Templeton Group in 1992.

Aidan O'Connell                        Mr. O'Connell has been a manager of the fund since September 1998.
PORTFOLIO MANAGER, ADVISERS            Before joining Franklin Templeton in May 1998, Mr. O'Connell was a research analyst and a corporate financial analyst at Hambrecht & Quist.

The fund pays Advisers a fee for managing the fund's assets. The fee is equal to an annual rate of:

/bullet/ 0.550% of the value of net assets up to $500 million;

/bullet/ 0.450% of the value of net assets over $500 million up to and including
         $1 billion;

/bullet/ 0.400% of the value of net assets over $1 billion up to and including
         $1.5 billion;

/bullet/ 0.350% of the value of net assets over $1.5 billion up to and including
         $6.5 billion;

/bullet/ 0.325% of the value of net assets over $6.5 billion up to and including
         $11.5 billion;

/bullet/ 0.300% of the value of net assets over $11.5 billion up to and including $16.5 billion;

/bullet/ 0.290% of the value of net assets over $16.5 billion up to and including $19 billion;

/bullet/ 0.280% of the value of net assets over $19 billion up to and including
         $21.5 billion; and

/bullet/ 0.270% of the value of net assets over $21.5 billion.

                     FS-5 Franklin Small Cap Fund - Class 1

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 1                                                              Year ended December 31,
----------------------------------------------------------------------------------------------------------------
                                                   1999 2,3        1998          1997          1996        1995 1
                                                   -------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                   13.72         15.05         13.20         10.24       10.00
                                                   -------------------------------------------------------------
 Net investment income (loss)                         (.01)          .07           .01           .02         .03
 Net realized and unrealized gains (losses)          13.25          (.20)         2.24          2.95         .21
                                                   -------------------------------------------------------------
Total from investment operations                     13.24          (.13)         2.25          2.97         .24
                                                   -------------------------------------------------------------
 Distributions from net investment income             (.08)         (.01)         (.03)         (.01)         --
 Distributions from net realized gains                (.01)        (1.19)         (.37)           --          --
Total distributions                                   (.09)        (1.20)         (.40)         (.01)         --
                                                   -------------------------------------------------------------
Net asset value, end of year                         26.87         13.72         15.05         13.20       10.24
                                                   =============================================================
Total return (%)+                                    96.94          (.98)        17.42         28.95        2.30

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                488,062       315,460       313,462       170,969      13,301
Ratios to average net assets: (%)
 Expenses                                              .77           .77           .77           .77         .90*
 Net investment income (loss)                         (.05)          .51           .06           .63        2.70*
Portfolio turnover rate (%)                          39.49         53.01         64.07         63.72       16.04

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized. *Annualized
1. For the period November 1, 1995 (effective date) to December 31, 1995.
2. Based on average shares outstanding.
3. On February 8, 2000, a merger and reorganization was approved that will combine the assets of the fund with a similar fund of the Templeton Variable Products Series Fund (TVP), effective May 1, 2000. The table above only reflects fund statistics of the fund, which was the surviving fund of the merger, and not of the TVP fund. The fund statistics are for the year ended December 31, 1999.


                     FS-6 Franklin Small Cap Fund - Class 1

Franklin S&P 500 Index Fund

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of fund expenses.

MAIN INVESTMENTS Under normal market conditions, the fund uses investment "indexing" strategies designed to track the performance of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged stock market index, which is dominated by the securities of large U.S. companies. This index includes the securities of 500 companies from leading industrial sectors which represent a substantial portion of the market value of all common stocks publicly traded in the U.S. The S&P 500 Index weights stocks according to their market capitalization (share price multiplied by the number of common stock shares outstanding). Standard &

--------------------------------------------------------------------------------
This index fund invests to match the performance of the S&P 500 Composite Stock Price Index.
--------------------------------------------------------------------------------

Poor's Corporation determines the composition of the S&P 500 Index and may change the composition from time to time.

The fund may invest in the common stocks in the S&P 500 Index in approximately the same proportions used in the S&P 500 Index. For example, if one company's securities made up 5% of the S&P 500 Index, the fund may invest 5% of its total assets in that company. This is called the "replication" method. Over time, the fund will seek to invest at least 80% of its total assets in the common stocks of companies included in the S&P 500 Index. The fund may also invest in a sample of stocks found in the S&P 500 Index, selected on the basis of computer-generated statistical data to resemble the full index in terms of industry weighting, market capitalization, and other characteristics such as beta, price-to-book ratios, price-to-earnings ratios and dividend yield. This is called the "optimization" method. Using this method, the fund may not hold all of the companies that are represented in the S&P 500 Index. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.

When the manager determines that it would be cost-effective or otherwise beneficial for the fund to do so, the fund may invest in derivative securities, such as stock index futures and stock index options, as a method of gaining market exposure in addition to, or instead of, investing directly in securities in the S&P 500 Index. As part of a derivative strategy, the fund may invest a small portion in short-term debt securities which may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, other money market securities, and money market funds.

Derivative securities are used as an efficient, low-cost method of gaining immediate exposure to a particular securities market without investing directly in the underlying securities. The fund may also invest in derivative securities to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. The fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

PORTFOLIO SELECTION The manager uses various "indexing" strategies designed to track the performance of the S&P 500 Index and does not seek to outperform the market as a whole by researching and selecting individual securities. The manager determines the mix of investments that it believes will, in a cost-effective manner, achieve the fund's investment goal and manages cash flows into and out of the fund.

TEMPORARY INVESTMENTS When the manager seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.


                  FSP-1 Franklin S&P 500 Index Fund - Class 1

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the value of the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Large-capitalization stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. In the past, these periods have lasted for several years.

S&P INDEX STOCKS Since the S&P 500 Index is market capitalization weighted, stocks or sectors with significant market capitalizations can have a substantial impact on the performance of the index. For example, in recent years the top ten stocks in the index have come to account for nearly one quarter of its value and its performance, and technology stocks have increased from about 13% to roughly 30% of the S&P 500 Index. Of course, historically the sectors dominating the index have varied and the largest companies in the index have generally not made up such a large portion of the index as they have recently. To the extent that the fund's holdings are similar to the index, the same stocks and sectors that impact the S&P 500 Index will also impact the fund.

INDEX TRACKING The fund's ability to track its targeted index may be affected by transaction costs and fund expenses, cash flows, and changes in the composition of that index. In addition, the fund's performance may not precisely track the performance of its targeted index if the securities the manager has selected do not precisely track that index. If securities the fund owns underperforms those in that index, the fund's performance will be lower than that index. Unlike an unmanaged index, the fund pays operating expenses that may prevent the fund from precisely tracking an index's performance. Cash inflows from investors buying shares could create large balances of cash, while cash outflows from investors selling shares may require ready reserves of cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" targeted index.

DERIVATIVE SECURITIES Stock index futures and stock index options are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. The fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the fund enters into these transactions, their success will depend on the manager's ability to select appropriate derivative investments . The fund could suffer losses if its derivative securities do not correlate well with the indexes or securities for which they are acting as a substitute or if the fund cannot close out a position because the trading markets become illiquid.

More detailed information about the fund, its policies, and risks can be found in the SAI.


                  FSP-2 Franklin S&P 500 Index Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

Because the fund is new, it does not have a full calendar year of performance.
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN S&P 500 INDEX FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets) 1,2

                                           Class 1
---------------------------------------------------
Management fees                          0.15%
Other expenses                           0.28%
                                         ----
Total annual fund operating expenses     0.43%
                                         ====

1. The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated.

2. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 0.55% of the fund's average daily net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year     3 Years
------------------------------------------
  Class 1                 $44     $138


               FSP-3 Franklin S&P 500 Index Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers) 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, State Street Global Advisors (SSgA), Two International Place, Boston, Massachusetts 02110, is the fund's sub-advisor. SSgA is a division of State Street Bank and Trust Company. A team from SSgA provides Advisers with investment management advice and assistance.

The fund's lead portfolio manager is:

Mark Boyadjian                    Mr. Boyadjian is a Chartered Financial Analyst and holds a Bachelor of
PORTFOLIO MANAGER OF ADVISERS     Arts degree in Philosophy from University of California at Berkeley. Prior to joining the Franklin Templeton Group in 1998, Mr. Boyadjian was a
                                  portfolio manager at Scudder, Stevens & Clark.

The fund pays Advisers a fee for managing the fund's assets. The fee is equal to an annual rate of 0.15% of the fund's net assets. The manager is contractually obligated to limit management fees and make certain payments to reduce fund expenses as necessary so that Total annual fund operating expenses do not exceed 0.55% of the fund's class 1 net assets in 2000.

"Standard & Poor's/registered trademark/", "S&P/registered trademark/" and "S&P 500/registered trademark/" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Franklin Templeton Distributors, Inc. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Please see the SAI for more information.


                  FSP-4 Franklin S&P 500 Index Fund - Class 1

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).



                                              Year ended December 31,
Class 1                                                1999 1
---------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                     10.00
                                                       -----
 Net investment income                                   .03
 Net realized and unrealized gains                       .53
                                                       -----
Total from investment operations                         .56
                                                       -----
Net asset value, end of year                           10.56
                                                       =====
Total return (%)+                                       5.60
Ratios/supplemental data
Net assets, end of year ($ x 1,000)                   14,888
Ratios to average net assets: (%)
 Expenses                                                .55*
 Expenses, excluding waiver by affiliate                 .98*
 Net investment income                                  1.77*

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized. *Annualized
1.For the period November 1, 1999 (commencement of operations) to December 31, 1999. Based on average shares outstanding.

                  FSP-5 Franklin S&P 500 Index Fund - Class 1

Franklin Strategic Income Securities Fund

GOALS AND STRATEGIES
--------------------
[GRAPHIC OMITTED]

GOALS The fund's principal investment goal is to earn a high level of current income. Its secondary goal is long-term capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in U.S. and non-U.S. debt securities. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. There are no set percentage limitations on the amount the fund invests in any particular types of debt securities. Rather, the fund actively and flexibly shifts its investments among various types of debt securities to respond to current and expected economic conditions, including:

/bullet/ high yield corporate bonds;

/bullet/ emerging market bonds;

/bullet/ international bonds;

/bullet/ convertible securities, including preferred stocks and bonds convertible into common stocks;

/bullet/ mortgage securities and other asset-backed securities;

/bullet/ U.S. Government bonds; and

/bullet/ preferred stock (non-convertible).

--------------------------------------------------------------------------------
The fund invests primarily in U.S. and non-U.S. bonds, including high yield, lower-rated bonds.
--------------------------------------------------------------------------------

The fund may invest up to 100% of its assets in high yield, lower-quality and defaulted debt securities ("junk bonds"). These securities are either rated below investment grade (below the top four long-term rating categories) by independent rating agencies such as Standard & Poor's Ratings Group (S&P/registered trademark/) and Moody's Investors Service, Inc. (Moody's), or are comparable unrated securities. Nevertheless, the fund generally invests in non-investment grade debt securities rated at least Caa by Moody's or CCC by S&P or unrated securities the fund's manager determines are of comparable quality. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The fund invests in many different securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities (U.S. Government securities). In addition to U.S. Treasury notes and bonds, the fund invests in mortgage-backed securities such as Government National Mortgage Association ("Ginnie Maes"), Federal National Mortgage Association, or Federal Home Loan Mortgage Corporation obligations, and asset-backed securities such as Small Business Administration obligations ("Sallie Maes"). The timely payment of principal and interest on U.S. Treasury securities, Ginnie Maes, and Sallie Maes, are backed by the full faith and credit of the U.S. Government. Securities issued or guaranteed by FNMA, FHLMC, and certain other entities do not carry this guarantee. The fund may also invest in mortgage-backed securities issued by private entities, which are supported by the credit of the issuer.

Derivative investments, such as forward currency exchange contracts, are used to help manage interest rate and currency risks, increase liquidity, or invest in a particular stock or bond in a more efficient way. The manager intends to manage the fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk, largely by using forward currency exchange contracts (Hedging Instruments).

In addition to its main investments, the fund may also invest in equity securities, largely common stock, or may receive other equities as a result of a corporate restructuring. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.

PORTFOLIO SELECTION The manager allocates its investments among the various types of debt available based on its assessment of changing economic, market, industry, and issuer conditions. The manager uses a "top-down" analysis of macroeconomic trends, market sectors, and industries to take advantage of varying sector reactions to economic events. For example, the manager evaluates business cycles, yield curves, countries' changing market, economic, and political conditions, the relative interest rates among currencies, and values between and within markets.

This "top-down" approach is combined with a "bottom-up" fundamental analysis of individual securities, including factors such as:


           FSI-1 Franklin Strategic Income Securities Fund - Class 1

/bullet/ a security's relative value based on anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

/bullet/ the experience and strength of the company's management;

/bullet/ the company's sensitivity to changes in interest rates and business conditions;

/bullet/ the company's debt maturity schedules and borrowing requirements; and

/bullet/ the company's changing financial condition and market recognition of the change.

In selecting debt securities, the manager conducts its own analysis of the security's intrinsic value rather than simply relying on the coupon rate or rating.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Changes in interest rates in markets around the world affect the prices of the fund's debt securities. If rates rise the value of the fund's debt securities will fall and so too will the fund's share price. This means you could lose money.
--------------------------------------------------------------------------------

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes. Increases in interest rates may also have an effect on the types of companies in which the fund normally invests because they may find it more difficult to obtain credit to expand, or have more difficulty meeting interest payments. Stripped securities, such as U.S. Treasury STRIPS, are extremely sensitive to changes in interest rates (and prepayments), and their price will fluctuate more than the prices of other interest-paying bonds or notes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the fund. With respect to the fund's mortgage-backed securities, if rates fall, mortgage holders will refinance their mortgage loans at lower interest rates, which will reduce the fund's interest and yield.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, even securities supported by credit enhancements have the credit risk of the entity providing credit support.

Lower-rated securities Securities rated below investment grade, sometimes called "junk bonds," generally have more risk than higher-rated securities. Companies issuing high yield debt securities are not as strong financially as those with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates that could prevent them from making interest and principal payments. If an issuer is not paying or stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by ratings agencies. Prices are often closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these


           FSI-2 Franklin Strategic Income Securities Fund - Class 1 securities promptly at an acceptable price, which may limit the fund's ability to sell securities in response to specific economic events or to meet redemption requests.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

MORTGAGE SECURITIES AND ASSET-BACKED SECURITIES Ginnie Maes, and other mortgage- and asset-backed securities, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, and refinancing or foreclosure on the underlying mortgage or other loans. During periods of declining interest rates, principal prepayments generally increase. The fund may be forced to reinvest returned principal at lower interest rates, and there may be less potential for capital appreciation. In periods of rising interest rates, prepayments can decline, thus extending the security's maturity which may in turn cause the security's price to fall. Credit enhancements, if any, may be inadequate in the event of default.

DERIVATIVE SECURITIES, INCLUDING HEDGING INSTRUMENTS The performance of derivative investments, which includes Hedging Instruments, depends, at least in part, on the performance of an underlying asset such as stock prices or currency exchange rates. Hedging Instruments used by this fund may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

DIVERSIFICATION The fund is non-diversified as defined by the federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes


           FSI-3 Franklin Strategic Income Securities Fund - Class 1 affecting similar issuers or securities. The fund intends, however, to meet tax diversification requirements.

ILLIQUID SECURITIES The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the fund, its policies, and risks can be found in the SAI.


           FSI-4 Franklin Strategic Income Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

Because the fund is new, it does not have a full calendar year of performance.
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN STRATEGIC INCOME SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets) 1,2

                                           Class 1
---------------------------------------------------
Management fees                            0.43%
Other expenses                             0.52%
                                          -----
Total annual fund operating expenses       0.95%
                                          =====
Waiver/expense reduction                  (0.20%)
                                          -----
Net annual fund operating expenses         0.75%
                                          =====

1. The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated.

2. The manager and administrator had agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that total fund operating expenses do not exceed 0.75% of the fund's average daily net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses are BEFORE WAIVER and remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year     3 Years
------------------------------------------
  Class 1                 $97     $303

         FSI-5 Franklin Strategic Income Securities Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers) 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California, 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, Templeton Investment Counsel, Inc. (TICI), 500 East Broward Blvd., Ft. Lauderdale, Florida 33394, through its Templeton Global Bond Managers division (Global Bond Managers), is the fund's sub-advisor. A team from Global Bond Fund Managers provides Advisers with investment management advice and assistance.

The team responsible for the fund's management is:

Eric G. Takaha, CFA                 Mr. Takaha has been a manager of the fund since its inception in 1999,
VICE PRESIDENT, ADVISERS            and has been with the Franklin Templeton Group since 1989.

Chris Molumphy, CFA                 Mr. Molumphy has been a manager of the fund since its inception in
SENIOR VICE PRESIDENT, ADVISERS     1999, and has been with the Franklin Templeton Group since 1988.

The fund pays Advisers a fee for managing the fund's assets. The fee is equal to an annual rate of:

/bullet/ 0.425% of the value of net assets up to and including $500 million;

/bullet/ 0.325% of the value of net assets over $500 million up to and including
         $1 billion;

/bullet/ 0.280% of the value of net assets over $1 billion up to and including
         $1.5 billion;

/bullet/ 0.235% of the value of net assets over $1.5 billion up to and including
         $6.5 billion;

/bullet/ 0.215% of the value of net assets over $6.5 billion up to and including
         $11.5 billion;

/bullet/ 0.200% of the value of net assets over $11.5 billion up to and including $16.5 billion;

/bullet/ 0.190% of the value of net assets over $16.5 billion up to and including $19 billion;

/bullet/ 0.180% of the value of net assets over $19 billion up to and including
         $21.5 billion; and

/bullet/ 0.170% of the value of net assets over $21.5 billion.

The manager is contractually obligated to limit management fees and make certain payments to reduce fund expenses as necessary so that Total annual fund operating expenses do not exceed 0.75% of the fund's class 1 net assets in 2000.


           FSI-6 Franklin Strategic Income Securities Fund - Class 1

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).



                                               Year ended December 31,
Class 1                                                 1999 1
----------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                      10.00
                                                        -----
 Net investment income                                    .38
 Net realized and unrealized gains                       (.12)
                                                        -----
Total from investment operations                          .26
 Distributions from net investment income                (.30)
                                                        -----
Net asset value, end of year                             9.96
                                                        =====
Total return (%)+                                        2.61

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                     4,741
Ratios to average net assets: (%)
 Expenses                                                 .75*
 Expenses, excluding waiver by affiliate                 1.46*
 Net investment income                                   7.52*
Portfolio turnover rate (%)                              9.96

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized. *Annualized
1. For the period July 1, 1999 (commencement of operations) to December 31, 1999. Based on average shares outstanding.

           FSI-7 Franklin Strategic Income Securities Fund - Class 1

Franklin Technology Securities Fund

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies expected to benefit from the development, advancement, and use of technology. These may include, for example, companies in the following areas:

--------------------------------------------------------------------------------
The fund concentrates in common stocks of technology companies.
--------------------------------------------------------------------------------

/bullet/ Technology services, including Internet services, data processing, technology consulting and implementation services, and electronics distributors;

/bullet/ Computer software;

/bullet/ Computing hardware, peripherals, and electronic components;

/bullet/ Semiconductors, semiconductor fabrication equipment, and precision instruments;

/bullet/ Telecommunications, including communications equipment and services;

/bullet/ Media and information services, including cable television, broadcasting, satellite and media content;

/bullet/ Health-care technology and biotechnology; and

/bullet/ Aerospace and defense technologies.

The fund may invest in companies of any size, and may, from time to time, invest a significant portion of its assets in smaller companies. The fund may invest up to 35% of its total assets in foreign securities.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Such advantages as a particular marketing niche, proven technology, strong management, and industry leadership are all factors the manager believes point to strong growth potential.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

TECHNOLOGY COMPANIES By focusing on technology industries, the fund carries much greater risks of adverse developments among such industries than a fund that invests in a wider variety of industries. Prices often change collectively without regard to the merits of individual companies. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and competition for market share, and the potential for falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks of rapidly changing technologies. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.


               FT-1 Franklin Technology Securities Fund - Class 1

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

GROWTH STYLE STOCK INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more expensive relative to their earnings or assets compared to value or other stocks. Because the fund's manager uses an aggressive growth strategy, an investment in the fund involves greater risk and more volatility than an investment in a growth fund investing entirely in proven growth stocks.

FOREIGN SECURITIES Securities of companies located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

SMALLER COMPANIES While smaller companies may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the fund, or only in very limited quantities. Thus, when the fund's size is smaller, any gains from IPOs will have an exaggerated impact on the fund's reported performance than when the fund is larger.

DIVERSIFICATION The fund is non-diversified as defined by federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes


               FT-2 Franklin Technology Securities Fund - Class 1 affecting similar issuers or securities. The fund intends, however, to meet tax diversification requirements.

LIQUIDITY The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

PORTFOLIO TURNOVER Because of the fund's emphasis on technology stocks, the fund's portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the fund, including portfolio transaction costs.

More detailed information about the fund, its policies, and risks can be found in the SAI.


               FT-3 Franklin Technology Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

Because the fund is new, it has no performance history.
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN TECHNOLOGY SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets) 1

                                           Class 1
---------------------------------------------------
Management fees                          0.55%
Other expenses                           0.38%
                                         ----
Total annual fund operating expenses     0.93%
                                         ====

1. The management fees shown are based on the fund's maximum contractual amounts. Other expenses are estimated.

2. The administrator and manager have agreed in advance to waive or limit their respective fees and assume as their own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 1.05% of the fund's class 1 net assets during the current fiscal year. After December 2001, the administrator and manager may end the arrangement at any time.

EXAMPLE
This example can help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year     3 Years
------------------------------------------
  Class 1                 $95     $296

            FT-4 Franklin Technology Securities Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Ian Link, CFA                       Mr. Link has been a manager of the fund since its inception, and has
VICE PRESIDENT, ADVISERS            been with the Franklin Templeton group since 1989.

Canyon Chan, CFA                    Mr. Chan has been a manager of the fund since its inception, and has
VICE PRESIDENT, ADVISERS            been with the Franklin Templeton group since 1991.

Conrad Herrmann, CFA                Mr. Herrmann has been a manager of the fund since its inception, and
SENIOR VICE PRESIDENT, ADVISERS     has been with the Franklin Templeton group since 1989.

The fund pays Advisers a fee for managing the fund's assets. The fee is equal to an annual rate of:

/bullet/ 0.550% of the value of net assets up to and including $500 million;

/bullet/ 0.450% of the value of net assets over $500 million, up to and including $1 billion;

/bullet/ 0.400% of the value of net assets over $1 billion, up to and including
         $1.5 billion;

/bullet/ 0.350% of the value of net assets over $1.5 billion, up to and including $6.5 billion;

/bullet/ 0.325% of the value of net assets over $6.5 billion, up to and including $11.5 billion;

/bullet/ 0.300% of the value of net assets over $11.5 billion, up to and including $16.5 billion;

/bullet/ 0.290% of the value of net assets over $16.5 billion, up to and including $19 billion;

/bullet/ 0.280% of the value of net assets over $19 billion, up to and including
         $21.5 billion; and

/bullet/ 0.270% of the value of net assets over $21.5 billion.

The manager is contractually obligated to limit management fees so that Total annual fund operating expenses do not exceed 1.05% of the fund's class 1 net assets in 2000.


               FT-5 Franklin Technology Securities Fund - Class 1

Franklin U.S. Government Fund
(previously U.S. Government Securities Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is income.

MAIN INVESTMENTS Under normal market conditions, the fund will invest in a portfolio limited to U.S. Government securities, primarily fixed and variable rate mortgage-backed securities. The fund currently invests a substantial portion of its assets in Government National Mortgage Association obligations ("Ginnie Maes").

--------------------------------------------------------------------------------
The fund invests primarily in mortgage-backed U.S. Government securities.
--------------------------------------------------------------------------------

Ginnie Maes represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The individual loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive periodic principal and interest payments. Ginnie Maes carry a guarantee backed by the full faith and credit of the U.S. Government. The guarantee applies only to the timely payment of principal and interest on the mortgages in the pool, and does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the fund, which will vary with changes in interest rates and other market conditions. Ginnie Mae yields (interest income as a percent of price) have historically exceeded the current yields on other types of U.S. Government securities with comparable maturities, although interest rate changes and unpredictable prepayments can greatly change total return.

In addition to Ginnie Maes, the fund may invest in mortgage-backed securities issued or guaranteed by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, or other U.S. Government agencies. The fund may also invest in U.S. Government securities backed by other types of assets, including business loans guaranteed by the U.S. Small Business Administration, and obligations of the Tennessee Valley Authority. Finally, the fund may invest in U.S. Treasury bonds, notes and bills, and securities issued by U.S. Government agencies or authorities. Securities issued or guaranteed by FNMA, FHLMC, TVA and certain other entities are not backed by the full faith and credit of the U.S. Government, but are generally supported by the creditworthiness of the issuer.

These debt securities may be fixed-rate, adjustable-rate, a hybrid of the two, or zero coupon securities. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The zero coupon bonds purchased by the fund are typically those which are issued or created by the U.S. Government or its agencies, where the interest coupons have been "stripped off" a bond and the rights to principal and interest payments are sold separately. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest.

PORTFOLIO SELECTION The manager generally buys, and holds, high quality securities which pay high current interest rates. Using this straightforward, low turnover approach, the manager seeks to produce high current income with a high degree of credit safety and lower price volatility, from a conservatively managed portfolio of U.S. Government securities.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.


                 FUS-1 Franklin U.S. Government Fund - Class 1

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Changes in interest rates affect the prices of the fund's debt securities. If rates rise, the value of the fund's debt securities will fall and so too will the fund's share price. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. Zero coupon bonds are more sensitive to interest rate changes and their price will fluctuate more than the prices of interest-paying bonds or notes for comparable maturities. In general, securities with longer maturities are more sensitive to these price changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the fund.

GINNIE MAES Ginnie Maes, and other mortgage and asset-backed securities, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage or other loans. During periods of declining interest rates, the volume of principal prepayments generally increases as borrowers refinance their mortgages at lower rates. The fund may be forced to reinvest returned principal at lower interest rates, reducing the fund's income. For this reason, Ginnie Maes may be less effective than other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates than other investments with similar maturities. A reduction in the anticipated rate of principal payments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes making them more susceptible than other debt securities to a decline in market value when interest rates rise. This could increase volatility of the fund's returns and share price.

CREDIT The fund's investments in securities which are not backed by the full faith and credit of the U.S. Government depend upon the ability of the issuing agency or instrumentality to meet interest or principal payments, and may not permit recourse against the U.S. Treasury. Accordingly, the issuers of some securities considered to be U.S. Government securities may be unable to make principal and interest payments when due.

More detailed information about the fund, its policies, and risks can be found in the SAI.


                 FUS-2 Franklin U.S. Government Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                1 Year    5 Years   10 Years
------------------------------------------------------------
Franklin U.S. Government
  Fund - Class 1 1               -0.94%     7.57%     7.45%
Lehman Brothers
  Intermediate Government
  Bond Index 2                    0.49%     6.93%     7.10%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. Lehman Brothers Intermediate Government Bond Index is an unmanaged index of fixed-rate bonds issued by the U.S. Government and its agencies that are rated investment grade or higher and have one to ten years remaining until maturity and at least $100 million outstanding. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.


                 FUS-3 Franklin U.S. Government Fund - Class 1

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN U.S. GOVERNMENT FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                           Class 1
---------------------------------------------------
Management fees 1                            0.49%
Other expenses                               0.02%
                                             ----
Total annual fund operating expenses         0.51%
                                             ====

1. The fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1        $52        $164        $285        $640

--------------------------------------------------------------------------------

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Jack Lemein                            Mr. Lemein has been a manager of the fund since its inception in 1989,
EXECUTIVE VICE PRESIDENT, ADVISERS     and has more than 30 years experience in the securities industry.

Roger Bayston, CFA                     Mr. Bayston has been a manager of the fund since 1993, and has been
SENIOR VICE PRESIDENT, ADVISERS        with the Franklin Templeton Group since 1991.

T. Anthony Coffey, CFA                 Mr. Coffey has been a manager of the fund since 1996, and has been
VICE PRESIDENT, ADVISERS               with the Franklin Templeton Group since 1989.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.49% of its average daily net assets to the manager for its services.

              FUS-4 Franklin U.S. Government Fund - Class 1

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


Class 1                                                              Year ended December 31,
----------------------------------------------------------------------------------------------------------------
                                                   1999 1         1998          1997          1996         1995
                                                   -------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                   13.89         13.92         13.47       14.00         12.57
                                                   -------------------------------------------------------------
 Net investment income                                 .83           .99          1.00         .75           .93
 Net realized and unrealized gains (losses)           (.96)          .01           .21        (.31)         1.46
                                                   -------------------------------------------------------------
Total from investment operations                      (.13)         1.00          1.21         .44          2.39
                                                   -------------------------------------------------------------
 Distributions from net investment income            (1.98)        (1.03)         (.76)       (.97)         (.96)
                                                   -------------------------------------------------------------
Net asset value, end of year                         11.78         13.89         13.92       13.47         14.00
                                                   =============================================================
Total return (%)+                                     (.94)         7.44          9.31        3.62         19.46

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                515,033       710,832       765,084     843,858       643,165
Ratios to average net assets: (%)
 Expenses                                              .51           .50           .50         .51           .52
 Net investment income                                6.25          6.22          6.49        6.66          6.72
Portfolio turnover rate (%)                           7.90         31.34         16.84       12.93**       18.68*

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.
*The portfolio turnover rate excludes mortgage dollar roll transactions.
**The portfolio turnover rate excludes transactions related to the liquidation of the Investment Grade Intermediate Bond Fund and the Adjustable U.S. Government Fund and mortgage dollar roll transactions.
1. Based on average shares outstanding.

                 FUS-5 Franklin U.S. Government Fund - Class 1

Franklin Value Securities Fund
(previously Value Securities Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term total return.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies of various sizes that the fund's manager believes are selling substantially below the underlying value of their assets or their private market value (what a sophisticated investor would pay for the entire company). Following this strategy, the fund will invest in companies with, for example:

/bullet/ Stock prices that are low relative to current or historical earnings, book value, cash flow, or sales--all relative to the market, a company's industry or a company's earnings growth.

/bullet/ Recent sharp price declines ("fallen angels") but that still have significant growth potential in the manager's opinion.

/bullet/ Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, tax-loss carry forwards, or patents and trademarks.

--------------------------------------------------------------------------------
The fund invests primarily in the common stocks of companies the manager believes are undervalued.
--------------------------------------------------------------------------------

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities. The fund may invest primarily in small-cap companies, with market capitalization values (share price multiplied by the number of common stock shares outstanding) of less than $1.5 billion. The fund may also invest up to 25% of its total assets in foreign securities, including those in emerging markets, but does not currently intend to invest more than 10%.

PORTFOLIO SELECTION The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy for this fund. As a "bottom-up" adviser focusing primarily on individual securities, the manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. The manager seeks bargains among the "under researched and unloved" - out of favor companies that offer, in the manager's opinion, excellent long-term potential that might include current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have significant growth potential in the manager's opinion, or companies that are a potential turnaround or takeover target.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in


                 FV-1 Franklin Value Securities Fund - Class 1 such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

The fund's bargain-driven focus may result in the fund choosing securities that are not widely followed by other investors. "Cheaply" priced securities may also include companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled but have "fundamentals" the manager believes are good), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management, or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

DIVERSIFICATION The fund is non-diversified as defined by federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The fund intends, however, to meet tax diversification requirements.

FOREIGN SECURITIES Securities of companies located outside the U.S. involve risks that can increase losses in the fund. These include currency risks (fluctuations in currency exchange rates; devaluations by governments; and the new euro currency) and country and company risks (political, social, and economic instability; less liquid securities or markets; restrictions on removal of currency and other assets; punitive taxes; custody and settlement risks; less government supervision and regulation of foreign markets and their participants; and less stringent disclosure, financial accounting or reporting standards). Emerging market countries have heightened risks including a greater likelihood of currency devaluations, less liquidity, and greater volatility.

More detailed information about the fund, its policies, and risks can be found in the SAI.


                 FV-2 Franklin Value Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                     Since
                                                   Inception
                                      1 Year       05/01/98
-------------------------------------------------------------
Franklin Value Securities Fund
  - Class 1 1                        1.65%        -13.03%
Russell 2000 Value Index 2          -1.49%         -9.52%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The unmanaged Russell 2000 Value Index measures the performance of companies with lower price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN VALUE SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                           Class 1
---------------------------------------------------
Management fees                          0.60%
Other expenses                           0.21%
                                         ----
Total annual fund operating expenses     0.81%
                                         ====

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1        $83     $259        $450        $1,002


               FV-3 Franklin Value Securities Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey, 07024, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

William J. Lippman               Mr. Lippman has been a manager of the fund since its inception in 1998.
PRESIDENT, ADVISORY SERVICES     He has more than 30 years' experience in the securities industry and joined the Franklin Templeton Group in 1988.

Bruce C. Baughman                Mr. Baughman has been a manager of the fund since its inception in
SENIOR VICE PRESIDENT,           1998, and has been with the Franklin Templeton Group since 1988.
ADVISORY SERVICES

Margaret McGee                   Ms. McGee has been a manager of the fund since its inception in 1998
VICE PRESIDENT,                  and has been with the Franklin Templeton Group since 1988.
ADVISORY SERVICES

The fund pays Advisory Services a fee for managing the fund's assets. For the fiscal year ended December 31, 1999, the fund paid 0.60% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


Class 1                                         Year ended December 31,
-----------------------------------------------------------------------
                                                   1999 2       1998 1
                                                   -------------------
Per share data ($)
Net asset value, beginning of year                   7.79       10.00
                                                   ------------------
 Net investment income                                .05         .02
 Net realized and unrealized gains (losses)           .08      ( 2.23)
                                                   ------------------
Total from investment operations                      .13      ( 2.21)
                                                   ------------------
 Distributions from net investment income            (.02)         --
                                                   ------------------
Net asset value, end of year                         7.90        7.79
                                                   ==================
Total return (%)+                                    1.65      (22.10)

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                11,320       9,013
Ratios to average net assets: (%)
 Expenses                                             .81         .83*
 Net investment income                                .65         .95*
Portfolio turnover rate (%)                         61.23       22.79

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized. *Annualized
1. For the period May 1, 1998 (effective date) to December 31, 1998.
2. Based on average shares outstanding.

                 FV-4 Franklin Value Securities Fund - Class 1

Franklin Zero Coupon Funds: maturing in December 2000, 2005, 2010
(previously Zero Coupon Funds, 2000, 2005, 2010)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL Each fund's investment goal is to provide as high an investment return as is consistent with capital preservation.

--------------------------------------------------------------------------------
Each fund seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific date in the future by investing primarily in zero coupon securities.
--------------------------------------------------------------------------------

MAIN INVESTMENTS Under normal market conditions, each fund will invest at least 65% of its net assets in zero coupon debt securities, primarily U.S. Treasury issued stripped securities and stripped securities issued by the U.S. Government, and its agencies and authorities. The fund may also invest a lesser amount in zero coupon securities issued by U.S. companies and stripped eurodollar obligations, which are U.S. dollar denominated debt securities typically issued by foreign subsidiaries of U.S. companies.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The buyer receives the rate of return by the gradual appreciation of the zero coupon bond, which is redeemed at face value on the specified maturity date.

Stripped securities result from the separation of a bond's interest coupons from the obligation to repay principal. An "interest only" strip is, in essence a zero coupon bond, which has only the right to the repayment of principal. Stripped U.S. Treasury securities are backed by the full faith and credit of the U.S. Government. The guarantee applies only to the timely payment of principal and does not apply to the market prices and yields of the zero coupon bonds or to the net asset value or performance of the fund, which will vary with changes in interest rates and other market conditions. Where the fund invests in other than stripped U.S. Treasury securities, the zero coupon bonds will be rated at least A by independent rating agencies such as Standard & Poor's Ratings Group (S&P/registered trademark/) or Moody's Investors Services, Inc. (Moody's) or, if unrated, securities determined by the Manager to be comparable.

As a fund approaches its Target Date, its investments will be made up of increasingly larger amounts of short-term money market investments, including cash and cash equivalents.

PORTFOLIO SELECTION In selecting investments for the funds, the manager seeks to keep the average duration of each fund to within twelve months of each fund's maturity Target Date. Duration is a measure of the length of an investment, taking into account the timing and amount of any interest payments and the principal repayment. By balancing investments with slightly longer and shorter durations, the manager believes it can reduce its unknown "reinvestment risk." Since each fund will not be invested entirely in zero coupon securities maturing on the Target Date but also will invest in money market securities, there will be some reinvestment risk and liquidation costs.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

MATURITY Each fund matures on the third Friday of December of its specific maturity year (Target Date). The Zero Coupon Fund - 2000 will mature on December 15, 2000. On each fund's Target Date, the fund will be converted into cash. At least 30 days prior to the Target Date, contract owners will be notified and given an opportunity to select another investment option. If an investor does not complete an instruction form directing what should be done with the cash proceeds, the proceeds will be automatically invested in a money market fund available under the contract and the contract owners will be notified of such event.

          FZ-1 Franklin Zero Coupon Funds - 2000, 2005, 2010 - Class 1

MAIN RISKS
----------
[GRAPHIC OMITTED]

Each fund's main risks can affect its share price, its distributions or income, and therefore, the fund's performance.

If fund shares are redeemed prior to the maturity of the fund, an investor may receive a significantly different investment return than anticipated at the time of purchase. Therefore, the Zero Coupon Funds may not be appropriate for contract owners who do not plan to invest for the long-term or until maturity.

--------------------------------------------------------------------------------
Changes in interest rates affect the prices of the fund's debt securities. If rates rise, the value of the fund's debt securities will fall and so too will the fund's share price. This means you could lose money.
--------------------------------------------------------------------------------

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. Because zero coupon securities do not pay interest, the market value of zeros can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. When interest rates fall, however, zeros rise more rapidly in value. In general, securities with longer maturities usually are more sensitive to price changes. Thus, the Zero Coupon Fund 2010 may experience more volatility in its share price than the Zero Coupon Fund 2000. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the fund.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

More detailed information about the fund, its policies, and risks can be found in the SAI.

          FZ-2 Franklin Zero Coupon Funds - 2000, 2005, 2010 - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

These bar charts and tables show the volatility of the funds' returns, which is one indicator of the risks of investing in the funds. The bar charts show changes in the funds' returns from year to year over the past ten calendar years or since the funds' inception. The tables show how each fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the funds are investment options. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                1 Year    5 Years   10 Years
------------------------------------------------------------
Franklin Zero Coupon Fund,
  2000 - Class 1 1                3.07%     7.96%     8.23%
Merrill Lynch 1-Year Zero
  Coupon Bond Index 2             4.34%     6.18%     6.25%

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                 1 Year    5 Years   10 Years
-------------------------------------------------------------
Franklin Zero Coupon Fund,
  2005 - Class 1 1                -5.88%     9.11%     8.88%
Merrill Lynch 5-Year Zero
  Coupon Bond Index 2             -3.00%     7.21%     7.79%

          FZ-3 Franklin Zero Coupon Funds - 2000, 2005, 2010 - Class 1

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                 1 Year      5 Years    10 Years
----------------------------------------------------------------
Franklin Zero Coupon
  Fund, 2010 - Class 1 1          -12.24%      10.22%     9.25%
Merrill Lynch 10-Year Zero
  Coupon Bond Index 2             -10.34%       9.17%     9.08%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The unmanaged Merrill Lynch Zero Coupon indices include zero coupon bonds that pay no interest and are issued at a discount from redemption price. One cannot invest directly in an index, nor is an index representative of the fund's investments.

          FZ-4 Franklin Zero Coupon Funds - 2000, 2005, 2010 - Class 1

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN ZERO COUPON FUNDS - CLASS 1:
MATURING IN DECEMBER 2000, 2005, 2010

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds. The tables and the examples do not include any fees or sales charges imposed by the variable insurance contract for which the funds are an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                        Franklin     Franklin     Franklin
                                          Zero         Zero         Zero
                                         Coupon       Coupon       Coupon
                                          Fund,        Fund,       Fund,
Class 1                                   2000         2005         2010
--------------------------------------------------------------------------
Maximum sales charge (load)
  imposed on purchases                     0.00%        0.00%       0.00%
Maximum deferred sales charge (load)       0.00%        0.00%       0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                        Franklin     Franklin     Franklin
                                          Zero         Zero         Zero
                                         Coupon       Coupon       Coupon
                                          Fund,        Fund,       Fund,
Class 1                                   2000         2005         2010
--------------------------------------------------------------------------
Management fees1                         0.63%        0.63%        0.63%
Other expenses                           0.02%        0.02%        0.02%
                                       ----------------------------------
Total annual fund operating expenses     0.65%        0.65%        0.65%
                                       ==================================

1. The funds' administration fees are paid indirectly through the management fees.

EXAMPLE

This example can help you compare the cost of investing in the funds with the cost of investing in other mutual funds. They assume:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Each investment has a 5% return each year; and

/bullet/ Each fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year   3 Years   5 Years   10 Years
----------------------------------------------------------
Franklin Zero
   Coupon Fund,
   2000 - Class 1 1    $66      $208      $362      $810
Franklin Zero
   Coupon Fund,
   2005 - Class 1      $66      $208      $362      $810
Franklin Zero
   Coupon Fund,
   2010 - Class 1      $66      $208      $362      $810

1. The fund will mature on December 15, 2000. See "Maturity" under "GOAL AND STRATEGIES."

          FZ-5 Franklin Zero Coupon Funds - 2000, 2005, 2010 - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM  The team responsible for the fund's management is:

Roger Bayston, CFA                     Mr. Bayston has been a manager of the fund since November 1999, and
SENIOR VICE PRESIDENT, ADVISERS        has been with the Franklin Templeton Group since 1991.

Jack Lemein                            Mr. Lemein has been a manager of the fund since its inception in 1989,
EXECUTIVE VICE PRESIDENT, ADVISERS     and has more than 30 years' experience in the securities industry.

T. Anthony Coffey, CFA                 Mr. Coffey has been a manager of the fund since 1989, and has been
VICE PRESIDENT, ADVISERS               with the Franklin Templeton Group since 1989.

Each fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, each fund paid .63% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since each fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the funds' Annual Report (available upon request).

Franklin Zero Coupon Fund, 2000 - Class 1                                    Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------
                                                            1999 1       1998          1997          1996         1995
                                                         ----------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                           14.81        15.14         15.19         15.73        13.62
                                                         ----------------------------------------------------------------
 Net investment income                                         .98         1.22          1.15           .98          .75
 Net realized and unrealized gains (losses)                   (.55)        (.15)         (.12)         (.65)        2.03
                                                         ----------------------------------------------------------------
Total from investment operations                               .43         1.07          1.03           .33         2.78
                                                         ----------------------------------------------------------------
 Distributions from net investment income                    (2.33)       (1.21)        (1.06)         (.86)        (.67)
 Distributions from net realized gains                        (.34)        (.19)         (.02)         (.01)          --
                                                         ----------------------------------------------------------------
Total distributions                                          (2.67)       (1.40)        (1.08)         (.87)        (.67)
                                                         ----------------------------------------------------------------
Net asset value, end of year                                 12.57        14.81         15.14         15.19        15.73
                                                         ================================================================
Total return (%)+                                             3.07         7.50          7.11          2.43        20.67

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                         70,918       93,543       111,650       129,601      137,357
Ratios to average net assets: (%)
 Expenses                                                      .65          .40           .40           .40          .40
 Expenses excluding waiver and payments by affiliate           .65          .66           .63           .62          .63
Net investment income                                         6.85         6.67          6.47          6.14         6.14
Portfolio turnover rate (%)                                  10.42        17.70          6.16           .58         1.63

          FZ-6 Franklin Zero Coupon Funds - 2000, 2005, 2010 - Class 1

Franklin Zero Coupon Fund, 2005 - Class 1                                   Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------
                                                            1999 1       1998         1997         1996         1995
                                                         --------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                           17.74        17.05        16.35        17.38        13.76
                                                         --------------------------------------------------------------
 Net investment income                                         .98         1.01         1.14          .96          .78
 Net realized and unrealized gains (losses)                  (2.01)        1.03          .63        (1.13)        3.53
                                                         --------------------------------------------------------------
Total from investment operations                             (1.03)        2.04         1.77         (.17)        4.31
                                                         --------------------------------------------------------------
 Distributions from net investment income                    (2.10)       (1.10)       (1.06)        (.86)        (.69)
 Distributions from net realized gains                        (.10)        (.25)        (.01)          --           --
                                                         --------------------------------------------------------------
Total distributions                                          (2.20)       (1.35)       (1.07)        (.86)        (.69)
                                                         --------------------------------------------------------------
Net asset value, end of year                                 14.51        17.74        17.05        16.35        17.38
                                                         ==============================================================
Total return (%)+                                            (5.88)       12.53        11.37         (.50)       31.76
Ratios/supplemental data
Net assets, end of year ($ x 1,000)                         65,895       84,487       77,296       82,603       83,222
Ratios to average net assets: (%)
 Expenses                                                      .65          .40          .40          .40          .40
 Expenses excluding waiver and payments by affiliate           .65          .66          .65          .65          .66
Net investment income                                         5.93         5.82         6.16         6.15         6.19
Portfolio turnover rate (%)                                  15.87         3.87         4.52         2.06         1.72


Franklin Zero Coupon Fund, 2010 - Class 1                                   Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------
                                                            1999 1       1998         1997         1996         1995
                                                         --------------------------------------------------------------
Per share data ()
Net asset value, beginning of year                           19.05        17.83        16.29        18.04        13.02
                                                         --------------------------------------------------------------
 Net investment income                                         .99         1.09         1.02         1.02          .76
 Net realized and unrealized gains (losses)                  (3.24)        1.39         1.54        (1.65)        4.75
                                                         --------------------------------------------------------------
Total from investment operations                             (2.25)        2.48         2.56         (.63)        5.51
                                                         --------------------------------------------------------------
 Distributions from net investment income                    (2.14)       (1.11)       (1.01)        (.88)        (.49)
 Distributions from net realized gains                        (.51)        (.15)        (.01)        (.24)          --
                                                         --------------------------------------------------------------
Total distributions                                          (2.65)       (1.26)       (1.02)       (1.12)        (.49)
                                                         --------------------------------------------------------------
Net asset value, end of year                                 14.15        19.05        17.83        16.29        18.04
                                                         ==============================================================
Total return (%)+                                           (12.24)       14.45        16.57        (2.69)       42.79
Ratios/supplemental data
Net assets, end of year ( x 1,000)                          66,049       93,515       85,515       78,816       85,633
Ratios to average net assets: (%)
 Expenses                                                      .65          .40          .40          .40          .40
 Expenses excluding waiver and payments by affiliate           .65          .66          .65          .65          .66
Net investment income                                         5.83         5.55         6.21         6.24         6.41
Portfolio turnover rate (%)                                  19.30        15.92        12.20        16.10        31.45

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.
1. Based on average shares outstanding.

          FZ-7 Franklin Zero Coupon Funds - 2000, 2005, 2010 - Class 1

Mutual Discovery Securities Fund

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies of any nation that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the fund primarily invests in:

/bullet/ Undervalued Stocks Stocks trading at a discount to intrinsic value.

And, to a much smaller extent, the fund invests in:

/bullet/ Restructuring Companies Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers.

/bullet/ Distressed Companies Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

--------------------------------------------------------------------------------
The fund invests primarily in common stocks of U.S. and non-U.S. companies the manager believes are undervalued.
--------------------------------------------------------------------------------

The fund invests primarily in mid- and large-cap companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $1.5 billion. The fund also may invest a significant portion of its assets in small-cap companies. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

While the fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit.

The fund may invest 50% or more of its total assets in foreign equity and debt securities, which may include sovereign debt and participations in foreign government debt. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The fund generally seeks to hedge (protect) against currency risks largely using forward foreign currency exchange contracts (Hedging Instruments), where available, and when, in the manager's opinion, it is economical to do so.

The fund's investments in Restructuring and Distressed Companies typically involve the purchase of lower-rated or defaulted debt securities (junk bonds), or comparable unrated debt securities, or the purchase of the direct indebtedness (or participations in the indebtedness) of such companies. Indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank or insurance company. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or insurance companies. By purchasing all or a part of a company's direct indebtedness, a fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The fund generally makes such investments to achieve capital appreciation, rather than to seek income.

The fund also may purchase trade claims and other similar direct obligations or claims against a company in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or service to the company.

PORTFOLIO SELECTION The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities of both public or private companies. Similarly, debt securities, including indebtedness, participations, and trade claims, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security or investment. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.


                MD-1 Mutual Discovery Securities Fund - Class 1

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The prices of debt securities of Restructuring or Distressed Companies also may be "cheap" relative to the perceived value of the company's assets. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions around the world, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

The fund's bargain-driven focus may result in the fund choosing securities that are not widely followed by other investors. "Cheaply" priced securities may also include those of companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled but have "fundamentals" the manager believes are good), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.

RESTRUCTURING COMPANIES There can be no assurance that any merger or other restructuring, or tender or exchange offer proposed at the time the fund invests will be completed on the terms contemplated, and will therefore, benefit the fund.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging

                MD-2 Mutual Discovery Securities Fund - Class 1 markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions and increases in interest rates, their growth prospects are less certain and their securities are less liquid. These companies may suffer significant losses, and can be considered speculative.

CREDIT An issuer may be unable to make interest payments or repay principal.

Lower-rated and unrated debt securities, including Indebtedness and Participations Junk bonds generally have more risk, fluctuate more in price, and are less liquid than higher rated securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. Companies issuing such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. Purchasers of participations, such as the fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the company issuing the underlying indebtedness. The fund may lose its entire investment in defaulted bonds.

HEDGING INSTRUMENTS Hedging Instruments used by this fund are considered derivative investments which may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out its position because the trading market becomes illiquid.

ILLIQUID SECURITIES The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the fund, its policies, and risks can be found in the SAI.


                MD-3 Mutual Discovery Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                         Since
                                                       Inception
                                           1 Year      11/08/96
----------------------------------------------------------------
Mutual Discovery Securities Fund -
  Class 1 1                             23.76%        12.08%
S&P 500 Index 2                         21.04%        27.52%
Russell 2000 Index 2                    21.26%        14.45%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. The Russell 2000 Index measures the 2,000 smallest companies in the Russell 3000 Index. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

MUTUAL DISCOVERY SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                           Class 1
---------------------------------------------------
Management fees                          0.80%
Other expenses                           0.21%
                                         ----
Total annual fund operating expenses     1.01%
                                         ====

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1     $103       $322        $558        $1,236

             MD-4 Mutual Discovery Securities Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the fund's investment manager.

Michael F. Price is Chairman of the Board of Directors of Franklin Mutual.

MANAGEMENT TEAM The team member primarily responsible for the fund's management is:

David J. Winters                          Mr. Winters has been a manager of the fund since 1998. Before joining
SENIOR VICE PRESIDENT, ADVISERS           the Franklin Templeton Group in 1996, he was a research analyst for
AND DIRECTOR OF RESEARCH                  Heine Securities Corporation (Heine), the predecessor of Franklin
FRANKLIN MUTUAL                           Mutual.

The managers listed above are part of a larger team of investment professionals with management responsibility for all of the funds managed by Franklin Mutual, including this fund.

The team also includes:

Peter A. Langerman                        Mr. Langerman has been involved with the management of the fund
PRESIDENT AND CHIEF EXECUTIVE OFFICER     since its inception in 1996. Before joining the Franklin Templeton Group
FRANKLIN MUTUAL                           in 1996, he was a research analyst for Heine.

Robert L. Friedman                        Mr. Friedman has been involved with the management of the fund since
SENIOR VICE PRESIDENT                     its inception in 1996. Before joining the Franklin Templeton Group in
FRANKLIN MUTUAL                           1996, he was a research analyst for Heine.

Lawrence N. Sondike                       Mr. Sondike has been involved with the management of the fund since
SENIOR VICE PRESIDENT                     its inception in 1996. Before joining the Franklin Templeton Group in
FRANKLIN MUTUAL                           1996, he was a research analyst for Heine.

Jeffrey A. Altman                         Mr. Altman has been involved with the management of the fund since its
SENIOR VICE PRESIDENT                     inception in 1996. Before joining the Franklin Templeton Group in 1996,
FRANKLIN MUTUAL                           he was a research analyst for Heine.

Raymond Garea                             Mr. Garea has been involved with the management of the fund since its
SENIOR VICE PRESIDENT                     inception in 1996. Before joining the Franklin Templeton Group in 1996,
FRANKLIN MUTUAL                           he was a research analyst for Heine.

In addition, the following Franklin Mutual employees serve as Assistant Portfolio Managers:

Jeff Diamond                              Mr. Diamond has been involved with the management of the fund since
ASSISTANT PORTFOLIO MANAGER               1998. Before joining the Franklin Templeton Group in 1998, he was a
FRANKLIN MUTUAL                           vice president and co-manager of Prudential Conservative Stock Fund.

Susan Potto                               Ms. Potto has been involved with the management of the fund since its
VICE PRESIDENT                            inception in 1996. Before joining the Franklin Templeton Group in 1996,
FRANKLIN MUTUAL                           she was a research analyst for Heine.

The fund pays Franklin Mutual a fee for managing the fund's assets. For the fiscal year ended December 31, 1999, the fund paid 0.80% of its average daily net assets to the manager for its services.


                MD-5 Mutual Discovery Securities Fund - Class 1

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


                                                              Year ended December 31,
---------------------------------------------------------------------------------------------------
                                                   1999 1         1998          1997         1996 2
                                                   ------------------------------------------------
Per share data ($)
Net asset value, beginning of year                   11.29        12.17          10.21       10.00
                                                   -----------------------------------------------
 Net investment income                                 .17          .20            .13         .02
 Net realized and unrealized gains (losses)           2.48         (.76)          1.84         .19
                                                   -----------------------------------------------
Total from investment operations                      2.65         (.56)          1.97         .21
                                                   -----------------------------------------------
 Distributions from net investment income             (.37)        (.17)          (.01)         --
 Distributions from net realized gains                  --         (.15)            --          --
                                                   -----------------------------------------------
Total distributions                                   (.37)        (.32)          (.01)         --
                                                   -----------------------------------------------
Net asset value, end of year                         13.57        11.29          12.17       10.21
                                                   ===============================================
Total return (%)+                                    23.76        (5.00)         19.25        2.10

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                202,777      224,656        198,653       5,418
Ratios to average net assets: (%)
 Expenses                                             1.01 3       1.01 3         1.06        1.37*
 Net investment income                                1.42         1.94           1.19        2.11*
Portfolio turnover rate (%)                         104.69        93.99          55.93         .14

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized. *Annualized
1. Based on average shares outstanding.
2. For the period November 8, 1996 (effective date) to December 31, 1996.
3. Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 0.99% and 1.00% for the years ended December 31, 1999 and December 31, 1998, respectively.


                MD-6 Mutual Discovery Securities Fund - Class 1

Mutual Shares Securities Fund

GOALS AND STRATEGIES
--------------------
[GRAPHIC OMITTED]

GOALS The fund's principal investment goal is capital appreciation. Its secondary goal is income.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the fund primarily invests in:

/bullet/ Undervalued Stocks Stocks trading at a discount to intrinsic value.

And to a much smaller extent, the fund also invests in:

/bullet/ Restructuring Companies Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers.

/bullet/ Distressed Companies Securities of companies that are, or about to be, involved in reorganizations, financial restructurings, or bankruptcy.

--------------------------------------------------------------------------------
The fund invests primarily in common stocks of companies the manager believes are undervalued.
--------------------------------------------------------------------------------

The fund invests primarily in mid- and large-cap companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $1.5 billion. The fund also may invest a significant portion of its assets in small-cap companies, which have more risk. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

While the fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit.

The fund's investments in Restructuring and Distressed Companies typically involve the purchase of lower-rated or defaulted debt securities (junk bonds), or comparable unrated debt securities, or the purchase of the direct indebtedness (or participations in the indebtedness) of such companies. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest. Indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank or insurance company. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or insurance companies. By purchasing all or a part of a company's direct indebtedness, a fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The fund generally makes such investments to achieve capital appreciation rather than to seek income.

The fund may also purchase trade claims and other similar direct obligations or claims against companies in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or services to the company.

The fund currently intends to invest up to approximately 20% of its total assets in foreign equity and debt securities. The fund generally seeks to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, (Hedging Instruments), where available, and when, in the manager's opinion, it is economical to do so.

PORTFOLIO SELECTION The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities of both public or private companies. Similarly, debt securities, including indebtedness, participations, and trade claims, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security or investment. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.


                  MS-1 Mutual Shares Securities Fund - Class 1

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]


The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The prices of debt securities of Restructuring or Distressed Companies also may be "cheap" relative to the perceived value of the company's assets. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may decline even further.

The fund's bargain-driven focus may result in the fund choosing securities that are not widely followed by other investors. "Cheaply" priced securities may also include those of companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled but have "fundamentals" the manager believes are good), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.

RESTRUCTURING COMPANIES There can be no assurance that any merger or other restructuring, or tender or exchange offer proposed at the time the fund invests will be completed on the terms contemplated and will therefore, benefit the fund.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country and Company General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S.


                  MS-2 Mutual Shares Securities Fund - Class 1

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions and increases in interest rates, their growth prospects are less certain and their securities are less liquid. These companies may suffer significant losses, and can be considered speculative.

CREDIT An issuer may be unable to make interest payments or repay principal.

Lower-rated and unrated debt securities, including Indebtedness and Participations Junk bonds generally have more risk, fluctuate more in price, and are less liquid than higher rated securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. Companies issuing such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. Purchasers of participations, such as the fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the company issuing the underlying indebtedness. The fund may lose its entire investment in defaulted bonds.

HEDGING INSTRUMENTS Hedging Instruments used by this fund are considered derivative investments. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

ILLIQUID SECURITIES The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the fund, its policies, and risks can be found in the SAI.


                  MS-3 Mutual Shares Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                  Since
                                                Inception
                                      1 Year    11/08/96
---------------------------------------------------------
Mutual Shares Securities Fund -
  Class 1 1                            13.40%     10.86%
S&P 500 Index 2                        21.04%     27.52%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.



                  MS-4 Mutual Shares Securities Fund - Class 1

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

MUTUAL SHARES SECURITIES FUND1 - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES 1
(expenses deducted from fund assets)

                                           Class 1
---------------------------------------------------
Management fees                          0.60%
Other expenses                           0.19%
                                         ----
Total annual fund operating expenses     0.79%
                                         ====

1. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management fees 0.60%; Other expenses 0.19%; and Total annual fund operating expenses 0.79%.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1        $81     $252        $439        $978

               MS-5 Mutual Shares Securities Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the fund's investment manager.

Michael F. Price is Chairman of the Board of Directors of Franklin Mutual.

MANAGEMENT TEAM The team members primarily responsible for the fund's management are:

Lawrence N. Sondike       Mr. Sondike has been a manager of the fund since its inception in 1996.
SENIOR VICE PRESIDENT     Before joining the Franklin Templeton Group in 1996, he was a research
FRANKLIN MUTUAL           analyst for Heine Securities Corporation (Heine), the predecessor of
                          Franklin Mutual.

Susan Potto               Ms. Potto has been an assistant portfolio manager of the fund since
VICE PRESIDENT            January 2000. Before joining the Franklin Templeton Group in 1996, she
FRANKLIN MUTUAL           was a research analyst for Heine.

The managers listed above are part of a larger team of investment professionals with management responsibility for all of the funds managed by Franklin Mutual, including this fund.

The team also includes:

Peter A. Langerman           Mr. Langerman has been involved with the management of the fund
CHIEF EXECUTIVE OFFICER      since its inception in 1996. Before joining the Franklin Templeton Group
FRANKLIN MUTUAL              in 1996, he was a research analyst for Heine.

Robert L. Friedman           Mr. Friedman has been involved with the management of the fund since
SENIOR VICE PRESIDENT        its inception in 1996. Before joining the Franklin Templeton Group in
FRANKLIN MUTUAL              1996, he was a research analyst for Heine.

Jeffrey A. Altman            Mr. Altman has been involved with the management of the fund since its
SENIOR VICE PRESIDENT        inception in 1996. Before joining the Franklin Templeton Group in 1996,
FRANKLIN MUTUAL              he was a research analyst for Heine.

Raymond Garea                Mr. Garea has been involved with the management of the fund since its
SENIOR VICE PRESIDENT        inception in 1996. Before joining the Franklin Templeton Group in 1996,
FRANKLIN MUTUAL              he was a research analyst for Heine.

David J. Winters             Mr. Winters has been involved with the management of the fund since
SENIOR VICE PRESIDENT        1998. Before joining the Franklin Templeton Group in 1996, he was a
AND DIRECTOR OF RESEARCH     research analyst for Heine.
FRANKLIN MUTUAL

In addition, the following Franklin Mutual employee serves as Assistant Portfolio Manager:

Jeff Diamond                    Mr. Diamond has been involved with the management of the fund since
ASSISTANT PORTFOLIO MANAGER     1998. Before joining the Franklin Templeton Group in 1998, he was a
FRANKLIN MUTUAL                 vice president and co-manager of Prudential Conservative Stock Fund.

The fund pays Franklin Mutual a fee for managing the fund's assets. For the fiscal year ended December 31, 1999, the fund paid 0.60% of its average daily net assets to the manager for its services.


                  MS-6 Mutual Shares Securities Fund - Class 1

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon requst).

Class 1                                                      Year Ended December 31,
--------------------------------------------------------------------------------------------------
                                                 1999 1,2        1998          1997         1996 3
                                                 -------------------------------------------------
Per share data ($)
Net asset value, beginning of year                 11.96         12.18          10.35       10.00
                                                 ------------------------------------------------
Net investment income                                .20           .28            .13         .02
Net realized and unrealized gains (losses)          1.41          (.25)          1.71         .33
                                                 ------------------------------------------------
Total from investment operations                    1.61           .03           1.84         .35
                                                 ------------------------------------------------
Distributions from net investment income            (.34)         (.13)          (.01)         --
Distributions from net realized gains                 --          (.12)            --          --
                                                 ------------------------------------------------
Total distributions                                 (.34)         (.25)          (.01)         --
                                                 ------------------------------------------------
Net asset value, end of year                       13.23         11.96          12.18       10.35
                                                 ================================================
Total return (%)+                                  13.40           .09          17.73        3.50

Ratios/supplemental data
Net assets, end of year ($ x 1,000)              448,278       482,444        387,787      27,677
Ratios to average net assets: (%)
Expenses                                             .79 3         .79 4          .80        1.00*
Net investment income                               1.59          2.60           2.10        2.56*
Portfolio turnover rate (%)                        80.02         70.19          49.01        1.31

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized. *Annualized
1. Based on average shares outstanding.
2. On February 8, 2000, a merger and reorganization was approved that will combine the assets of the fund with a similar fund of the Templeton Variable Products Series Fund (TVP), effective May 1, 2000. The table above only reflects fund statistics of the fund, which was the surviving fund of the merger, and not of the TVP fund. The fund statistics are for the year ended December 31, 1999.
3. For the period November 8, 1996 (effective date) to December 31, 1996.
4. Excluding dividend expense on securities sold short, the ratio of expenses to average net assets for Mutual Shares Securities Fund was 0.77% for the years ended December 31, 1999 and December 31, 1998.


                  MS-7 Mutual Shares Securities Fund - Class 1

Templeton Asset Strategy Fund
(previously Templeton Asset Allocation Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is high total return.

MAIN INVESTMENTS Under normal market conditions, the fund will invest in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments. The mix of investments will be adjusted to capitalize on total return potential produced by changing economic conditions throughout the world. While there are no minimum or maximum percentage targets for each asset class, historically the fund has been invested predominantly in stocks.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

--------------------------------------------------------------------------------
The fund invests primarily in common stocks and bonds of U.S. and non-U.S. countries.
--------------------------------------------------------------------------------

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

The fund's debt investments will be primarily "investment grade". These are issues rated in the top four rating categories (AAA to BBB) by independent rating agencies such as Standard & Poor's Ratings Group (S&P/registered trademark/) or Moody's Investors Services, Inc. (Moody's) or, if unrated, determined by the fund's manager to be comparable. The fund will not invest in defaulted securities, but may invest in those which are rated below investment grade. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins, and liquidation value, will also be considered, but are not limiting factors. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in one or more countries, sectors or industries.

In choosing debt investments, the fund's manager allocates its assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager's outlook for changes in interest rates, and credit risks. The manager typically does not use derivatives to hedge (protect) its stock investments against currency risk, believing the costs generally outweigh the benefits. Rather, the manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions. With respect to debt securities, the manager may also from time to time make use of forward currency exchange contracts (Hedging Instruments) for hedging purposes.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.


                  TA-1 Templeton Asset Strategy Fund - Class 1

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks and bonds the fund holds fluctuate in price with market conditions and currencies around the world, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

HEDGING INSTRUMENTS Hedging Instruments used by this fund are considered derivative


                  TA-2 Templeton Asset Strategy Fund - Class 1 investments which may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended.

More detailed information about the fund, its policies and risks can be found in the SAI.


                  TA-3 Templeton Asset Strategy Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                               1 Year     5 Years     10 Years
---------------------------------------------------------------
Templeton Asset Strategy
  Fund - Class 1 1              22.86%      17.08%      13.08%
MSCI AC World Free
  Index 2,3                     26.82%      19.19%       11.7%
MSCI World Index 2              25.34%      20.25%      11.96%
JP Morgan Global
  Government Bond Index 2       -5.08%       6.69%       7.81%

1. All fund performance assumes reinvestment of dividends and capital gains. A merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund (TVP). The performance shown reflects the performance of the TVP fund.

2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) All Country World Free Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia, and Eastern Europe. The unmanaged MSCI World Index tracks the performance of approximately 1500 securities in 23 countries and is designed to measure world stock market performance. The unmanaged JP Morgan Global Government Bond Index tracks the performance of government bond markets in 13 countries. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

3. The MSCI World Index is being replaced by the MSCI AC World Free Index because it includes emerging markets which are also represented in the fund's portfolio.


                  TA-4 Templeton Asset Strategy Fund - Class 1

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

TEMPLETON ASSET STRATEGY FUND1 - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES1
(expenses deducted from fund assets)

                                           Class 1
---------------------------------------------------
Management fees                          0.60%
Other expenses                           0.18%
                                         ----
Total annual fund operating expenses     0.78%
                                         ====

1. On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Global Asset Allocation Fund, effective 5/1/00. The shareholders of that fund approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fund fees and the assets of the fund as of 12/31/99 and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management fees 0.60%; Other expenses 0.14%; and Total annual fund operating expenses 0.74%.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1        $80     $249        $433        $966

               TA-5 Templeton Asset Strategy Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Templeton Investment Counsel, Inc. (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for managing the equity portion of the fund is:

Gary Clemons,                      Mr. Clemons has managed the equity portion of the fund since 1995,
EXECUTIVE VICE PRESIDENT, TICI     and has been with the Franklin Templeton Group since 1990.

Tucker Scott CFA,                  Mr. Scott has managed the equity portion of the fund since 1998. Before
VICE PRESIDENT, TICI               joining the Franklin Templeton Group in 1996, he worked for Aeltus
                                   Investment Management.

Peter A. Nori CFA,                 Mr. Nori has managed the equity portion of the fund since 1996, and has
SENIOR VICE PRESIDENT, TICI        been with the Franklin Templeton Group since 1987.

The fund's debt securities are managed by a team of Templeton Global Bond Managers, a division of TICI.

The fund pays TICI a fee for managing the fund's assets. The fee is equal to an annual rate of:

/bullet/ 0.65% of the value of the fund's net assets up to and including 200 million;

/bullet/ 0.585% of the value of the fund's net assets over $200 million up to and including $1.3 billion; and

/bullet/ 0.52% of the value of the fund's net assets over $1.3 billion.

                  TA-6 Templeton Asset Strategy Fund - Class 1

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP (PWC), independent auditors, for the fiscal year ended December 31, 1999, and by other auditors for the fiscal years before 1999. PWC's report for 1999, along with the financial statements, are included in the fund's Annual Report (available upon request).


Class 1                                                            Year ended December 31,
---------------------------------------------------------------------------------------------------------------
                                                 1999 1,2        1998          1997          1996         1995
                                                 --------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                 22.46         22.35         21.08         18.72        15.69
                                                 --------------------------------------------------------------
 Net investment income                               .44           .69           .67           .63          .57
 Net realized and unrealized gains                  3.78           .75          2.44          2.76         2.87
                                                 --------------------------------------------------------------
Total from investment operations                    4.22          1.44          3.11          3.39         3.44
                                                 --------------------------------------------------------------
 Distributions from net investment income           (.50)         (.66)         (.63)         (.58)        (.41)
 Distributions from net realized gains             (2.81)         (.67)        (1.21)         (.45)          --
                                                 --------------------------------------------------------------
Total distributions                                (3.31)        (1.33)        (1.84)        (1.03)        (.41)
                                                 --------------------------------------------------------------
Net asset value, end of year                       23.37         22.46         22.35         21.08        18.72
                                                 ==============================================================
Total return (%)+                                  22.86          6.41         15.52         18.93        22.48

Ratios/supplemental data
Net assets, end of year ($ x 1,000)              671,549       692,163       735,568       556,027      406,123
Ratios to average net assets: (%)
 Expenses                                            .74           .78           .74           .64          .66
 Net investment income                              2.06          2.88          3.32          3.56         3.73
Portfolio turnover rate (%)                        45.34         43.18         45.27         57.50        43.02

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.
1. Based on average shares outstanding.
2. On February 8, 2000, a merger and reorganization was approved that will combine the assets of the Templeton Asset Allocation Fund, a series of Templeton Variable Products Series Fund (TVP) with a similar fund of the Franklin Variable Insurance Products Trust (VIP), effective May 1, 2000. The table above only reflects fund statistics of the TVP fund, which was the surviving fund of the merger, and not of the VIP fund. The fund statistics are for the year ended December 31, 1999.


                  TA-7 Templeton Asset Strategy Fund - Class 1

Templeton Developing Markets Securities Fund
(previously Templeton Developing Markets Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets, in emerging market countries.

Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. The fund may from time to time have significant investments in one or more countries. Emerging market equity securities and emerging market countries are more fully described in the SAI.

--------------------------------------------------------------------------------
The fund invests primarily in the common stocks of companies located in, or that have their principal activities in, emerging market countries.
--------------------------------------------------------------------------------

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

In addition to its main investments, the fund may invest significantly in securities of issuers in developed market countries.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the fund's manager may make onsite visits to prospective companies to assess critical factors such as management strength and local conditions. In addition, the manager focuses on the market price of a company's securities relative to its evaluation of the company's potential long-term (typically 5 years) earnings, asset value, cash flow, and balance sheet. A company's historical value measures, including price/earnings ratio, book value, profit margins and liquidation value, will also be considered, but are not limiting factors. The manager typically does not use derivatives to hedge (protect) its stock investments against currency risk, believing the costs generally outweigh the benefits. Rather, the manager intends to manage the fund's exposure to various geographic regions and to their currencies, through its individual company investments, and based on its assessment of changing currency rates, and market and political conditions. The fund may have significant investments in particular sectors, such as telecommunications and technology.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency investments. Such investments may be medium-term (less than 5 years for this fund) or short-term, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in


          TD-1 Templeton Developing Markets Securities Fund - Class 1 such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with emerging market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase the potential for losses in the fund. Emerging markets in particular can experience significant price volatility in any given year, and even daily. The fund should be thought of as a long-term investment for the aggressive portion of a well- diversified portfolio.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, internal and external conflicts, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

TELECOMMUNICATIONS AND TECHNOLOGY COMPANIES These companies' stocks can be subject to abrupt or erratic price movements. They have historically been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. For example, these companies are subject to significant competitive pressures such as new market entrants, aggressive pricing and competition for market share, and the potential for falling profit margins. Prices often change collectively without regard to the merits of individual companies.

INTEREST RATE Rate changes can be sudden and unpredictable. Increases in interest rates may have an effect on the types of companies in which the fund normally invests because they may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments. Similarly, emerging market economies may be especially sensitive to interest rate changes.

More detailed information about the fund, its policies, and risks can be found in the SAI.


          TD-2 Templeton Developing Markets Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                  Since
                                                Inception
                                      1 Year    03/04/96
---------------------------------------------------------
Templeton Developing Markets
  Securities Fund - Class 1 1          53.84%     -5.30%
MSCI Emerging Markets Free
  Index 2                              66.41%      2.62%
MSCI World Index 2                     25.34%     20.15%
IFC Investable Composite Index         67.11%      3.60%

1. All fund performance assumes reinvestment of dividends and capital gains. A merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund (TVP). The performance shown reflects the performance of the TVP fund.

2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is a market capitalization-weighted equity index comprising 26 of the 48 countries in the MSCI universe. The MSCI World Index comprises the developed markets of 22 countries. The International Finance Corporation's Investable Composite Index is an emerging markets index that includes 2,000 stocks from 18 countries including Mexico, South Korea, Brazil, Jordan and Turkey. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.



          TD-3 Templeton Developing Markets Securities Fund - Class 1

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

TEMPLETON DEVELOPING MARKETS SECURITIES FUND1 - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES 1
(expenses deducted from fund assets)

                                           Class 1
---------------------------------------------------
Management fees                          1.25%
Other expenses                           0.31%
                                         ----
Total annual fund operating expenses     1.56%
                                         ====

1. On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Developing Markets Equity Fund effective 5/1/00. The shareholders of that fund approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses for the fund based on the new fund fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management fees 1.25%, Other expenses 0.29%; and Total annual fund operating expenses 1.54%.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1     $159       $493        $850        $1,856

      TD-4 Templeton Developing Markets Securities Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Templeton Asset Management Ltd. (TAML), 7 Temasek Blvd., #38-03 Suntec Tower One, Singapore, 038987, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Dr. J. Mark Mobius.         Dr. Mobius has been a manager of the fund since its inception in 1994,
MANAGING DIRECTOR, TAML     and has been with the Franklin Templeton Group since 1987.

Tom Wu                      Mr. Wu has been a manager of the fund since its inception in 1994, and
DIRECTOR, TAML              has been with the Franklin Templeton Group since 1987.

H. Allan Lam                Mr. Lam has been a manager of the fund since its inception in 1994, and
PORTFOLIO MANAGER, TAML     has been with the Franklin Templeton Group since 1987.

Eddie Chow                  Mr. Chow has been a manager of the fund since 1996, and has been with
PORTFOLIO MANAGER, TAML     the Franklin Templeton Group since 1994.

Dennis Lim                  Mr. Lim has been a manager of the fund since 1996, and has been with
DIRECTOR, TAML              the Franklin Templeton Group since 1990.

Tek-Khoan Ong               Mr. Ong has been a manager of the fund since 1996, and has been with
PORTFOLIO MANAGER, TAML     the Franklin Templeton Group since 1993.

The fund pays TAML a fee for managing the fund's assets. The fee is equal to an annual rate of 1.25%.

          TD-5 Templeton Developing Markets Securities Fund - Class 1

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP (PWC), independent auditors, for the fiscal year ended December 31, 1999, and by other auditors for the fiscal years before 1999. PWC's report for 1999, along with the financial statements, are included in the fund's Annual Report (available upon request).


Class 1                                                                Year ended December 31,
-------------------------------------------------------------------------------------------------------------
                                                            1999 2,3        1998          1997         1996 1
                                                            -------------------------------------------------
Per share data ($)
Net asset value, beginning of year                             5.13          6.63          9.43       10.00
                                                            -----------------------------------------------
 Net investment income                                          .05           .07           .09         .05
 Net realized and unrealized gains (losses)                    2.67         (1.42)        (2.82)       (.62)
                                                            -----------------------------------------------
Total from investment operations                               2.72         (1.35)        (2.73)       (.57)
                                                            -----------------------------------------------
 Distributions from net investment income                      (.08)         (.09)         (.04)         --
 Distributions from net realized gains                           --          (.06)         (.03)         --
                                                            -----------------------------------------------
Total distributions                                            (.08)         (.15)         (.07)         --
                                                            -----------------------------------------------
Net asset value, end of year                                   7.77          5.13          6.63        9.43
                                                            ===============================================
Total return (%)+                                             53.84        (20.94)       (29.22)      (5.70)

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                         297,605       180,684       163,459      72,245
Ratios to average net assets: (%)
 Expenses                                                      1.50          1.66          1.58        1.70*
 Expenses excluding waiver and payments by affiliate           1.50          1.66          1.58        1.78*
 Net investment income                                          .82          1.67          1.63        1.52*
Portfolio turnover rate (%)                                   60.27         23.22         23.82        9.95

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized. *Annualized
1. For the period March 4, 1996 (commencement of operations) to December 31,
1996.
2. Based on average weighted shares outstanding.
3. On February 8, 2000, a merger and reorganization was approved that will combine the assets of the Templeton Developing Markets Fund, a series of Templeton Variable Products Series Fund (TVP) with a similar fund of the Franklin Variable Insurance Products Trust (VIP), effective May 1, 2000. The table above only reflects fund statistics of the TVP fund, which was the surviving fund of the merger, and not of the VIP fund. The fund statistics are for the year ended December 31, 1999.


          TD-6 Templeton Developing Markets Securities Fund - Class 1

Templeton Global Income Securities Fund

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

--------------------------------------------------------------------------------
The fund invests primarily in bonds of governments located around the world.
--------------------------------------------------------------------------------

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

The fund focuses on "investment grade" debt securities. These are issues rated in the top four rating categories (AAA to BBB) by independent rating agencies such as Standard & Poor's Ratings Group (S&P/registered trademark/) or Moody's Investors Services, Inc. (Moody's) or, if unrated, determined by the fund's manager to be comparable. The fund may also invest up to 35% of its net assets in high yield, lower rated debt securities ("junk bonds") that are rated at least B, including debt from emerging markets' governments or companies, or if unrated, determined by the fund's manager to be comparable. The fund will not purchase defaulted securities. If, however, a security is downgraded in rating or goes into default, the fund will not automatically sell the security.

Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. The average maturity of debt securities in the fund's portfolio is medium-term (about 5 to 15 years) but will fluctuate depending on the manager's outlook on the country and future interest rate changes.

PORTFOLIO SELECTION The manager allocates the fund's assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager's outlook for changes in interest rates, and credit risks. In considering these factors, a country's changing market, economic, and political conditions, such as inflation rate, growth prospects, global trade patterns, and government policies will be evaluated. The manager intends to manage the fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk by using forward currency exchange contracts (Hedging Instruments).

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.


            TGI-1 Templeton Global Income Securities Fund - Class 1

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Changes in interest rates in markets around the world affect the prices of the fund's debt securities. If rates rise, the value of the fund's debt securities will fall and so too will the fund's share price. This means you could lose money.
--------------------------------------------------------------------------------

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes. Increases in interest rates may also have an effect on the types of companies in which the fund normally invests because they may find it more difficult to obtain credit to expand, or have more difficulty meeting interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments, or the proceeds from a matured debt security, resulting in less income received by the fund.

FOREIGN SECURITIES Securities of governments and companies located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

Lower-rated securities Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Companies issuing high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and to be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are


            TGI-2 Templeton Global Income Securities Fund - Class 1 especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

HEDGING INSTRUMENTS Hedging Instruments used by this fund are considered derivative investments, which may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

DIVERSIFICATION The fund is non-diversified as defined by federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The fund intends, however, to meet tax diversification requirements.

PORTFOLIO TURNOVER The manager's rebalancing of the portfolio to keep interest rate risk, country allocations, and bond maturities at desired levels, may cause the fund's portfolio turnover rate to be high. High turnover generally increases the fund's transaction costs.

More detailed information about the fund, its policies, and risks can be found in the SAI.


            TGI-3 Templeton Global Income Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                1 Year    5 Years   10 Years
------------------------------------------------------------
Templeton Global Income
  Securities Fund Class 1 1      -5.79%     5.39%     5.88%
JP Morgan Global
  Government Bond Index 2        -5.08%     6.69%     7.81%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The unmanaged JP Morgan Global Government Bond Index tracks the performance of government bond markets in 13 countries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.



            TGI-4 Templeton Global Income Securities Fund - Class 1

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

TEMPLETON GLOBAL INCOME SECURITIES FUND1 - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES 1
(expenses deducted from fund assets)

                                           Class 1
---------------------------------------------------
Management fees 2                        0.60%
Other expenses                           0.05%
                                         ----
Total annual fund operating expenses     0.65%
                                         ====

1. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Series Products Series Fund, effective 5/1/00. The table shows total expenses based on the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management fees 0.60%, Other expenses 0.04%, and Total annual operating expenses 0.64%.

2. The fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1        $66     $208        $362        $810

         TGI-5 Templeton Global Income Securities Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, Templeton Investment Counsel, Inc. (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, through its Templeton Global Bond Managers division (Global Bond Managers), is the fund's sub-advisor. A team from Global Bond Managers provides Advisers with investment management advice and assistance.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid .60% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


Class 1                                                              Year ended December 31,
----------------------------------------------------------------------------------------------------------------
                                                   1999 1,2       1998          1997          1996         1995
                                                   -------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                  12.87         12.97         13.61         13.46        12.19
                                                   -------------------------------------------------------------
 Net investment income                                .68          1.07          1.05          1.02          .29
 Net realized and unrealized gains (losses)         (1.42)         (.19)         (.73)          .17         1.47
                                                   -------------------------------------------------------------
Total from investment operations                     (.74)          .88           .32          1.19         1.76
                                                   -------------------------------------------------------------
Distributions from net investment income            (1.06)         (.98)         (.96)        (1.04)        (.49)
                                                   -------------------------------------------------------------
Net asset value, end of year                        11.07         12.87         12.97         13.61        13.46
                                                   =============================================================
Total return (%)+                                   (5.79)         7.08          2.55          9.56        14.68

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                90,537       150,941       185,016       221,722      243,194
Ratios to average net assets: (%)
 Expenses                                             .65           .63           .62           .61          .64
 Net investment income                               5.65          6.86          7.03          7.30         7.59
Portfolio turnover rate (%)                         80.76         84.17        181.61        140.96       152.89

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.
1. Based on average shares outstanding.
2. On February 8, 2000, a merger and reorganization was approved that will combine the assets of the fund with a similar fund of the Templeton Variable Products Series Fund (TVP), effective May 1, 2000. The table above only reflects fund statistics of the fund, which was the surviving fund of the merger, and not of the TVP fund. The fund statistics are for the year ended December 31, 1999.


            TGI-6 Templeton Global Income Securities Fund - Class 1

Templeton Growth Securities Fund
(previously Templeton Global Growth Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term capital growth.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. While there are no

--------------------------------------------------------------------------------
The fund invests primarily in U.S. and non-U.S. common stocks.
--------------------------------------------------------------------------------

set percentage targets, the fund generally invests in large- to medium-cap companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion, but may invest a significant portion in small-cap companies. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered, but are not limiting factors. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in particular countries. The manager typically does not use derivatives to hedge (protect) its stock investments against currency risk, believing the costs generally outweigh the benefits. Rather, the manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing currency rates, and market and political conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions and currencies around the world, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or in favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

FOREIGN SECURITIES Securities of companies located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in


                TG-1 Templeton Growth Securities Fund - Class 1 foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions and increases in interest rates, their growth prospects are less certain and their securities are less liquid. These companies may suffer significant losses, and can be considered speculative.

More detailed information about the fund, its policies, and risks can be found in the SAI.


                TG-2 Templeton Growth Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                          Since
                                                        Inception
                                  1 Year     5 Years    03/15/94
-----------------------------------------------------------------
Templeton Growth
  Securities Fund - Class 1 1    21.04%      15.40%     13.76%
MSCI AC World Free Index 2       26.82%      19.19%     16.79%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) All Country World Free Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia and Eastern Europe. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.


                TG-3 Templeton Growth Securities Fund - Class 1

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

TEMPLETON GROWTH SECURITIES FUND1 -
CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES 1
(expenses deducted from fund assets)

                                           Class 1
---------------------------------------------------
Management fees 2                        0.83%
Other expenses                           0.05%
                                         ----
Total annual fund operating expenses     0.88%
                                         ====

1. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management fees 0.80%; Other expenses 0.05%; and Total annual fund operating expenses 0.85%.

2. The fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1        $90     $281        $488        $1,084

             TG-4 Templeton Growth Securities Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Templeton Global Advisors Limited (TGAL), Lyford Cay, Nassau, N.P., Bahamas, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Mark G. Holowesko, CFA             Mr. Holowesko has been a manager of the fund since November 1999,
PRESIDENT, TGAL                    and has been with the Franklin Templeton Group since 1985.

Richard Sean Farrington, CFA       Mr. Farrington has been a manager of the fund since 1995, and has been
SENIOR VICE PRESIDENT, TGAL        with the Franklin Templeton Group since 1990.

Jeffrey A. Everett, CFA            Mr. Everett has been a manager of the fund since its inception in 1994,
EXECUTIVE VICE PRESIDENT, TGAL     and has been with the Franklin Templeton Group since 1990.

The fund pays TGAL a fee for managing its assets and providing certain administrative facilities and services to the fund. For the fiscal year ended December 31, 1999, the fund paid 0.83% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


Class 1                                                            Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
                                                 1999 1,2        1998          1997          1996         1995
                                                 --------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                 14.77         15.34         13.80         11.75        10.48
                                                 --------------------------------------------------------------
 Net investment income                               .28           .35           .33           .25          .16
 Net realized and unrealized gains                  2.66           .98          1.53          2.22         1.17
                                                 --------------------------------------------------------------
Total from investment operations                    2.94          1.33          1.86          2.47         1.33
                                                 --------------------------------------------------------------
 Distributions from net investment income           (.36)         (.41)         (.24)         (.21)        (.06)
 Distributions from net realized gains             (1.72)        (1.49)         (.08)         (.21)          --
                                                 --------------------------------------------------------------
Total distributions                                (2.08)        (1.90)         (.32)         (.42)        (.06)
                                                 --------------------------------------------------------------
Net asset value, end of year                       15.63         14.77         15.34         13.80        11.75
                                                 ==============================================================
Total return (%)+                                  21.04          8.98         13.50         21.28        12.72

Ratios/supplemental data
Net assets, end of year ($ x 1,000)              708,310       747,080       758,445       579,877      338,775
Ratios to average net assets: (%)
 Expenses                                            .88           .88           .88           .93          .97
 Net investment income                              1.87          2.27          2.49          2.20         2.46
Portfolio turnover rate (%)                        46.54         32.30         24.81         12.32        30.92

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.
1. Based on average shares outstanding.
2. On February 8, 2000, a merger and reorganization was approved that will combine the assets of the fund with a similar fund of the Templeton Variable Products Series Fund (TVP), effective May 1, 2000. The table above only reflects fund statistics of the fund, which was the surviving fund of the merger, and not of the TVP fund. The fund statistics are for the year ended December 31, 1999.


                TG-5 Templeton Growth Securities Fund - Class 1

Templeton International Securities Fund
(previously Templeton International Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term capital growth.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies located outside the U.S., including those in emerging markets. While there are no set percentage targets, the fund generally invests in large- to medium-cap companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

--------------------------------------------------------------------------------
The fund invests primarily in non-U.S. common stocks.
--------------------------------------------------------------------------------

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered, but are not limiting factors. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in one or more countries. The manager typically does not use derivatives to hedge (protect) its stock investments against currency risk, believing the costs generally outweigh the benefits. Rather, the manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing currency rates, and market and political conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

FOREIGN SECURITIES Securities of companies located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of


             TI-1 Templeton International Securities Fund - Class 1 securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

More detailed information about the fund, its policies, and risks can be found in the SAI.


             TI-2 Templeton International Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                          Since
                                                        Inception
                                  1 Year     5 Years    05/01/92
-----------------------------------------------------------------
Templeton International
  Securities Fund - Class 1 1      23.61%      17.21%     15.36%
MSCI EAFE Index 2                  27.30%      13.15%     13.55%

1. All fund performance assumes reinvestment of dividends and capital gains. A merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund (TVP). The performance shown reflects the performance of the TVP fund.

2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index tracks the performance of approximately 1000 securities in 20 countries. The average company, the securities of which are a component of that index, has a market capitalization of over $3 billion. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.


             TI-3 Templeton International Securities Fund - Class 1

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

TEMPLETON INTERNATIONAL SECURITIES FUND1 - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES 1
(expenses deducted from fund assets)

                                           Class 1
---------------------------------------------------
Management fees                          0.69%
Other expenses                           0.19%
                                         ----
Total annual fund operating expenses     0.88%
                                         ====

1. On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund. The shareholders of that fund approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fund fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management fees 0.65%; Other expenses 0.20%; and Total annual fund operating expenses 0.85%.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1        $90     $281        $488        $1,084

           TI-4 Templeton International Securities Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Templeton Investment Counsel, Inc., (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Peter A. Nori, CFA              Mr. Nori has been a manager of the fund since November 1999, and has
SENIOR VICE PRESIDENT, TICI     been with the Franklin Templeton Group since 1987.

Mark R. Beveridge CFA           Mr. Beveridge has been a manager of the fund since 1994, and has been
SENIOR VICE PRESIDENT, TICI     with the Franklin Templeton Group since 1994.

The fund pays TICI a fee for managing the fund's assets. The fee is equal to an annual rate of:

/bullet/ 0.75% of the value of the fund's net assets up to and including $200 million;

/bullet/ 0.675% of the value of the fund's net assets over $200 million up to and including $1.3 billion; and

/bullet/ 0.60% of the value of the fund's net assets over $1.3 billion.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP (PWC), independent auditors, for the fiscal year ended December 31, 1999, and by other auditors for the fiscal years before 1999. PWC's report for 1999, along with the financial statements, are included in the fund's Annual Report (available upon request).


Class 1                                                             Year ended December 31,
-----------------------------------------------------------------------------------------------------------------
                                                 1999 1,2         1998          1997          1996         1995
                                                 ----------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                   20.69         20.18         18.40         15.13        13.22
                                                 ----------------------------------------------------------------
 Net investment income                                 .33           .60           .49           .43          .23
 Net realized and unrealized gains                    3.78          1.29          2.01          3.15         1.83
                                                 ----------------------------------------------------------------
Total from investment operations                      4.11          1.89          2.50          3.58         2.06
                                                 ----------------------------------------------------------------
 Distributions from net investment income             (.57)         (.49)         (.51)         (.24)        (.10)
 Distributions from net realized gains               (1.98)         (.89)         (.21)         (.07)        (.05)
                                                 ----------------------------------------------------------------
Total distributions                                  (2.55)        (1.38)         (.72)         (.31)        (.15)
                                                 ----------------------------------------------------------------
Net asset value, end of year                         22.25         20.69         20.18         18.40        15.13
                                                 ================================================================
Total return (%)+                                    23.61          9.33         13.95         24.04        15.78

Ratios/supplemental data
Net assets, end of year ($ x 1,000)              1,056,798       980,470       938,410       682,984      353,141
Ratios to average net assets: (%)
 Expenses                                              .85           .86           .81           .65          .71
 Net investment income                                1.69          2.81          2.70          3.23         2.36
Portfolio turnover rate (%)                          30.04         29.56         16.63          9.46         5.19

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.
1. Based on average shares outstanding.
2. On February 8, 2000, a merger and reorganization was approved that will combine the assets of the Templeton International Fund, a series of Templeton Variable Products Series Fund (TVP) with a similar fund of the Franklin Variable Insurance Products Trust (VIP), effective May 1, 2000. The table above only reflects fund statistics of the TVP fund, which was the surviving fund of the merger, and not of the VIP fund. The fund statistics are for the year ended December 31, 1999.


             TI-5 Templeton International Securities Fund - Class 1

Templeton International Smaller Companies Fund

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term capital appreciation.

--------------------------------------------------------------------------------
The fund invests primarily in the common stocks of smaller companies outside the U.S.
--------------------------------------------------------------------------------

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of smaller companies located outside the U.S., including those in emerging markets. Smaller companies generally are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) of less than $2 billion, at the time of purchase. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

In addition to the fund's main investments, the fund may also invest in equity securities of larger capitalization companies located outside the U.S.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered, but are not limiting factors. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in one or more countries, sectors or industries. The manager typically does not use derivatives to hedge (protect) its stock investments against currency risk, believing the costs generally outweigh the benefits. Rather, the manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency investments. Such investments may be medium-term (less than 5 years for this fund) or short-term, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

SMALLER COMPANIES While smaller companies may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases

         TIS-1 Templeton International Smaller Companies Fund - Class 1 in interest rates because of their reliance on credit, and their growth prospects are less certain.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative. Technology and biotechnology industry stocks, in particular, can be subject to abrupt or erratic price movements.

FOREIGN SECURITIES Securities of companies located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE Rate changes can be sudden and unpredictable. Increases in interest rates may have an effect on the types of companies in which the fund normally invests because they may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments. Similarly, emerging market economies may be especially sensitive to interest rate changes.

More detailed information about the fund, its policies, and risks can be found in the SAI.

         TIS-2 Templeton International Smaller Companies Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                       Since
                                                     Inception
                                         1 Year      05/01/96
-----------------------------------------------------------------
Templeton International Smaller
  Companies Fund - Class 1 1             23.90%        5.20%
Salomon Global Ex-U.S.
  <$1 Billion Index 2                    30.28%        2.06%
Salomon Global Ex-U.S. <$1 Billion
  and <$1.5 Billion Custom Index 2       32.40%        2.50%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's/registered trademark/ Micropal. The Salomon Global Ex-U.S. Less Than $1 Billion Index includes companies from developed and emerging markets, excluding the U.S., with a market capitalization below U.S. $1 billion. The Salomon Global Ex-U.S. Less Than $1 Billion and Less Than $1.5 Billion Custom Index is created by combining, Salomon Global Ex-U.S. <$1 Billion Index from Inception of the fund to 4/30/99 and Salomon Global Ex-U.S. <$1.5 Billion Index from 5/1/99 - 12/31/99. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                   Class 1
----------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                      Class 1
---------------------------------------------
Management fees                          0.85%
Other expenses                           0.26%
                                         ----
Total annual fund operating expenses     1.11%
                                         ====

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1     $113       $353        $612        $1,352

         TIS-3 Templeton International Smaller Companies Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Templeton Investment Counsel, Inc. (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Simon Rudolph                   Mr. Rudolph has been a manager of the fund since 1997. Before joining
SENIOR VICE PRESIDENT, TICI     the Franklin Templeton Group in 1997, he was an executive director with Morgan Stanley.

Peter A. Nori, CFA              Mr. Nori has been a manager of the fund since 1997, and has been with
SENIOR VICE PRESIDENT, TICI     the Franklin Templeton Group since 1987.

The fund pays TICI a fee for managing the fund's assets. For the fiscal year ended December 31, 1999, the fund paid 0.85% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 1                                                      Year ended December 31,
-------------------------------------------------------------------------------------------------
                                                  1999 1        1998         1997        1996 2
                                                -------------------------------------------------
Per share data ($)
Net asset value, beginning of year                   9.20        11.02        11.25        10.00
                                                -------------------------------------------------
 Net investment income                                .26          .25          .23          .10
 Net realized and unrealized gains (losses)          1.93        (1.52)        (.39)        1.15
                                                -------------------------------------------------
Total from investment operations                     2.19        (1.27)        (.16)        1.25
                                                -------------------------------------------------
 Distributions from net investment income            (.32)        (.25)        (.07)          --
 Distributions from net realized gains                --          (.30)          --           --
                                                -------------------------------------------------
Total distributions                                  (.32)        (.55)        (.07)          --
                                                -------------------------------------------------
Net asset value, end of year                        11.07         9.20        11.02        11.25
                                                =================================================
Total return (%)+                                   23.90       (12.27)       (1.50)       12.50
Ratios/supplemental data
Net assets, end of year ($ x 1,000)                23,541       24,999       32,201       16,255
Ratios to average net assets: (%)
 Expenses                                            1.11         1.10         1.06         1.16*
 Net investment income                               2.52         2.26         2.74         2.51*
Portfolio turnover rate (%)                         15.80        18.45        21.38           --

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized. *Annualized
1. Based on average shares outstanding.
2. For the period May 1, 1996 (effective date) to December 31, 1996.

         TIS-4 Templeton International Smaller Companies Fund - Class 1

Templeton Pacific Growth Securities Fund
(previously Templeton Pacific Growth Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term capital growth.

--------------------------------------------------------------------------------
The fund invests primarily in the common stocks of Pacific Rim companies.
--------------------------------------------------------------------------------

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities that trade in Pacific Rim markets, some of which may be considered emerging markets, and are issued by companies that have their principal activities in the Pacific Rim. Pacific Rim countries include Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, and Thailand. The fund may from time to time have substantial investments in one or more countries. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

In addition to the fund's main investments, the fund may invest in securities of issuers domiciled outside the Pacific Rim, and linked by tradition, economic markets, geography or political events to countries in the Pacific Rim.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the manager focuses on the market price of a company's securities relative to its evaluation of the company's potential long-term (typically 5 years) earnings, asset value, and cash flow. The manager will also study a company's balance sheet to assess its risk profile. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered, but are not limiting factors. The manager typically does not hedge (protect) its stock investments against currency risk, believing the costs generally outweigh the benefits. Rather, the manager intends to manage the fund's exposure to countries and their currencies based on its assessment of changing currency rates, and market and political conditions, even though it is limited to certain geographic regions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.


            TP-1 Templeton Pacific Growth Securities Fund - Class 1

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with Pacific Rim market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund. Emerging markets in particular can experience significant price volatility in any given year, and even daily. The fund should be thought of as a long-term investment for the aggressive portion of a well-diversified portfolio.

Region There is a high correlation among some of the markets and currency exchange rates in Pacific Rim countries. Thus, the fund is subject to much greater risks of adverse events, including currency devaluations, and political or economic disruptions, and may experience greater volatility than a fund that is more broadly diversified geographically.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, internal and external conflicts, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE Rate changes can be sudden and unpredictable. Increases in interest rates may have an effect on the types of companies in which the fund normally invests because they may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments. Similarly, emerging market economies may be especially sensitive to interest rate changes.

More detailed information about the fund, its policies, and risks can be found in the SAI.


            TP-2 Templeton Pacific Growth Securities Fund - Class 1

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                          Since
                                                        Inception
                                  1 Year     5 Years    01/27/92
-----------------------------------------------------------------
Templeton Pacific Growth
  Securities Fund - Class 1 1      37.02%      -1.77%      2.53%
MSCI Pacific Index 2               57.96%       2.70%      5.13%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The unmanaged MSCI Pacific Index tracks approximately 450 companies in Australia, Hong Kong, Japan, New Zealand, and Singapore. This is a total return index in U.S. dollars, with gross dividends reinvested. One cannot invest directly in an index, nor is an index representative of the fund's investments.



            TP-3 Templeton Pacific Growth Securities Fund - Class 1

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

TEMPLETON PACIFIC GROWTH SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                       Class 1
---------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                           Class 1
---------------------------------------------------
Management fees 1                        1.00%
Other expenses                           0.08%
                                         ----
Total annual fund operating expenses     1.08%
                                         ====

1. The fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 1     $110       $343        $595        $1,317

         TP-4 Templeton Pacific Growth Securities Fund - Class 1

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, Templeton Investment Counsel, Inc., (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the fund's sub-advisor. TICI provides Advisers with investment management advice and assistance.

MANAGEMENT TEAM The team responsible for the fund's management is:

William T. Howard, Jr., CFA     Mr. Howard has been a manager of the fund since 1993, and has been
SENIOR VICE PRESIDENT, TICI     with the Franklin Templeton Group since 1993.

Mark R. Beveridge, CFA          Mr. Beveridge has been a manager of the fund since 1994, and has been
SENIOR VICE PRESIDENT, TICI     with the Franklin Templeton Group since 1985.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 1.00% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 1                                                              Year ended December 31,
                                                   -------------------------------------------------------------
                                                   1999 1        1998          1997          1996         1995
                                                   -------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                   7.51          9.28         14.76         13.91        13.24
                                                   -------------------------------------------------------------
 Net investment income                                .08           .21           .29           .21          .33
 Net realized and unrealized gains (losses)          2.70        (1.52)        (5.49)          1.34          .71
                                                   -------------------------------------------------------------
Total from investment operations                     2.78        (1.31)        (5.20)          1.55         1.04
                                                   -------------------------------------------------------------
 Distributions from net investment income            (.10)         (.35)         (.28)         (.44)        (.26)
 Distributions from net realized gains                 --          (.11)           --          (.26)        (.11)
                                                   -------------------------------------------------------------
Total distributions                                  (.10)         (.46)         (.28)         (.70)        (.37)
                                                   -------------------------------------------------------------
Net asset value, end of year                        10.19          7.51          9.28         14.76        13.91
                                                   =============================================================
Total return (%)+                                   37.02       (13.13)       (35.95)         11.10         7.97

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                96,738        98,769       165,404       356,759      331,936
Ratios to average net assets: (%)
 Expenses                                            1.08          1.10          1.03           .99         1.01
 Net investment income                                .93          2.60          1.97          1.51         2.08
Portfolio turnover rate (%)                         12.45         12.55         11.87         12.85        36.06

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.
1. Based on average shares outstanding.

            TP-5 Templeton Pacific Growth Securities Fund - Class 1

Additional Information, All Funds


DISTRIBUTIONS AND TAXES
-----------------------
[GRAPHIC OMITTED]


INCOME AND CAPITAL GAINS DISTRIBUTIONS Each fund will declare as dividends substantially all of its net investment income. Except for the Money Fund, each fund typically pays dividends from net investment income and net capital gains, if any, at least annually. Dividends or distributions by the funds will reduce the per share net asset value (NAV) by the per share amount paid.

The Money Fund declares a dividend each day the fund's NAV is calculated, equal to all of its daily net income, payable as of the close of business the preceding day. The amount of dividend may fluctuate from day to day and may be omitted on some days, depending on changes in the factors that comprise the fund's net income.

Dividends paid by a fund will be automatically reinvested in additional shares of that fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the funds. For more information, please consult the accompanying contract prospectus.


                      1 Additional Information, All Funds

Fund Account Information

BUYING SHARES
-------------
[GRAPHIC OMITTED]

Shares of each fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts, and for qualified pension and retirement plans. The funds' Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners, given their differences, including tax treatment. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of the fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The funds do not issue share certificates.
--------------------------------------------------------------------------------

SELLING SHARES
--------------
[GRAPHIC OMITTED]

Each insurance company shareholder sells shares of the applicable fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.
--------------------------------------------------------------------------------

EXCHANGING SHARES
-----------------
[GRAPHIC OMITTED]

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of fund exchanges that may be made (please see "Market Timers" below).
--------------------------------------------------------------------------------

FUND ACCOUNT POLICIES
---------------------
[GRAPHIC OMITTED]

CALCULATING SHARE PRICE The funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The funds' assets are generally valued at their market value, except that the Money Fund's assets are generally valued at their amortized cost. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the funds are open for business at the NAV next calculated after we receive the request in proper form.

STATEMENTS AND REPORTS Contract owners will receive confirmations and account statements that show account transactions. Insurance company contract owners will receive the funds' financial reports every six months from their insurance company.

If there is a dealer or other investment representative of record on the account, he or she will also receive


             2 Franklin Templeton Variable Insurance Products Trust confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.

MARKET TIMERS The funds may restrict or refuse investments by market timers. As of July 1, 2000, the following funds will not allow investments by market timers: Franklin Aggressive Growth Securities Fund, Franklin Global Health Care Securities Fund, Franklin High Income Fund, Franklin Rising Dividends Securities Fund, Franklin Technology Securities Fund, Franklin Value Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Asset Strategy Fund, Templeton Developing Markets Securities Fund and Templeton Pacific Growth Securities Fund.

You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or
(iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the funds maintain additional policies and reserve certain rights, including:

/bullet/ Each fund may refuse any order to buy shares.

/bullet/ At any time, the funds may establish or change investment minimums.

/bullet/ The funds may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.

/bullet/ You may only buy shares of the funds eligible for sale in your state or jurisdiction.

/bullet/ In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

/bullet/ To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.

SHARE CLASSES Each fund generally has two classes of shares, class 1 and class
2. Each class is identical except that class 2 has a distribution plan or "rule 12b-1" plan which is described in prospectuses offering class 2.
--------------------------------------------------------------------------------

QUESTIONS
---------
[GRAPHIC OMITTED]

More detailed information about the Trust and the funds' account policies can be found in the funds' Statement of Additional Information. If you have any questions about the funds, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/342-3863. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.


             3 Franklin Templeton Variable Insurance Products Trust

For More Information

The funds of Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, are generally only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).


STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the funds, their investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin/registered trademark/Templeton/registered trademark/

1-800/774-5001


You can also obtain information about the funds by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.







Investment Company Act file #811-5583Lit. Code # FTVIP1 P00 5/00

                                            Prospectus

                                            Franklin Templeton
                                            Variable Insurance
                                            Products Trust

                                            Class 2 Shares

 May 1, 2000

                               [GRAPHIC OMITTED]

         As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    Contents

                            FRANKLIN TEMPLETON VARIABLE
                            INSURANCE PRODUCTS TRUST

Information about each fund           i   Overview
you should know before
investing                                 Individual Fund Descriptions
                                   FA-1   Franklin Aggressive Growth
                                          Securities Fund
                                  FGC-1   Franklin Global Communications
                                          Securities Fund
                                  FGH-1   Franklin Global Health Care
                                          Securities Fund
                                  FGI-1   Franklin Growth and Income
                                          Securities Fund
                                   FH-1   Franklin High Income Fund
                                   FI-1   Franklin Income Securities Fund
                                   FL-1   Franklin Large Cap Growth
                                          Securities Fund
                                   FM-1   Franklin Money Market Fund
                                   FN-1   Franklin Natural Resources
                                          Securities Fund
                                  FRE-1   Franklin Real Estate Fund
                                  FRD-1   Franklin Rising Dividends
                                          Securities Fund
                                   FS-1   Franklin Small Cap Fund
                                  FSP-1   Franklin S&P 500 Index Fund
                                  FSI-1   Franklin Strategic Income
                                          Securities Fund
                                   FT-1   Franklin Technology Securities Fund
                                  FUS-1   Franklin U.S. Government Fund
                                   FV-1   Franklin Value Securities Fund
                                   FZ-1   Franklin Zero Coupon Funds --
                                          2000, 2005, 2010
                                   MD-1   Mutual Discovery Securities Fund
                                   MS-1   Mutual Shares Securities Fund
                                   TA-1   Templeton Asset Strategy Fund
                                   TD-1   Templeton Developing Markets
                                          Securities Fund

                                TGI-1     Templeton Global Income
                                          Securities Fund
                                 TG-1     Templeton Growth Securities Fund
                                 TI-1     Templeton International
                                          Securities Fund
                                TIS-1     Templeton International
                                          Smaller Companies Fund
                                 TP-1     Templeton Pacific Growth
                                          Securities Fund
                                          Additional Information, All Funds
                                    1     Distributions and Taxes

                            FUND ACCOUNT INFORMATION

Information about fund              2     Buying Shares
account transactions                2     Selling Shares
and services                        2     Exchanging Shares
                                    2     Fund Account Policies
                                    3     Questions

                            FOR MORE INFORMATION

Where to learn more about                 Back Cover
each fund

Franklin Templeton
Variable Insurance Products Trust

OVERVIEW
--------
[GRAPHIC OMITTED]

Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, currently consists of twenty-nine (29) separate funds, offering a wide variety of investment choices. Each fund generally has two classes of shares, class 1 and class 2. The funds are generally only available as investment options in variable annuity or variable life insurance contracts. The accompanying contract prospectus indicates which funds and classes are available to you.

INVESTMENT CONSIDERATIONS

/bullet/ Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss. /bullet/ No single fund can be a complete investment program; consider diversifying your fund choices.
/bullet/ You should evaluate each fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which funds are right for you.

RISKS

/bullet/ There can be no assurance that any fund will achieve its investment goal.
/bullet/ Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing. /bullet/ All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investment goals.
/bullet/ Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

                  More detailed information about each fund,
                  its investment policies, and its particular
                risks can be found in the Trust's Statement of
                         Additional Information (SAI).

MANAGEMENT

The funds' investment managers and their affiliates manage over $229 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

Franklin Aggressive Growth Securities Fund

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

--------------------------------------------------------------------------------
The fund invests primarily in the common stocks of aggressive growth companies.
--------------------------------------------------------------------------------

The fund invests in small, medium, and large capitalization companies with strong growth potential. Although the fund seeks investments across a large number of sectors, it expects to have substantial positions in the technology sector (including computers and telecommunications), and significant positions in other sectors including, for example, health care (including biotechnology), consumer products, and consumer services (including media, broadcasting, and entertainment). Typically, however, the fund will be invested in a variety of industries and a wide variety of companies within sectors.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager focuses on sectors that have exceptional growth potential and fast growing, innovative companies within these sectors. The manager relies on a team of analysts to provide in-depth industry expertise, and uses both qualitative and quantitative analysis to evaluate companies for sound financial records, and strength and quality of management, among other factors.


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or securities markets.

GROWTH STYLE STOCK INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks. Because the fund's manager uses an aggressive growth strategy, an investment in the fund involves greater risk and more volatility than an investment in a growth fund investing entirely in proven growth stocks.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases

            FA-1 Franklin Aggressive Growth Securities Fund - Class 2 in interest rates because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the fund, or only in very limited quantities. Thus, when the fund's size is smaller, any gains from IPOs will have an exaggerated impact on the fund's reported performance than when the fund is larger.

SECTOR FOCUS By focusing on particular sectors from time to time, the fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

Technology companies Technology and biotechnology industry stocks can be subject to abrupt or erratic price movements. They have historically been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Prices often change collectively without regard to the merits of individual companies.

Health care companies The activities of health care companies may be partially funded or subsidized by federal or state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

Telecommunications, media, and broadcasting companies These companies operate under international, federal, and state regulations, and therefore, may be adversely affected by changes in such regulations. The telecommunications, media, and broadcasting sectors have been undergoing deregulation leading to increased competition, which may adversely affect the companies in these sectors.

Consumer products, services, and entertainment companies These companies have historically been sensitive to the economy in general, through changes in consumer spending patterns. These companies may be adversely affected by changes in consumer opinion or demand for a given product or service.

PORTFOLIO TURNOVER The manager's aggressive growth strategy may cause the fund's portfolio turnover rate to be higher than that of other funds. High turnover generally increases the fund's transaction costs.

More detailed information about the fund, its policies, and risks can be found in the SAI.

            FA-2 Franklin Aggressive Growth Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

Because the fund is new, it has no performance history.
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                    Class 2
-----------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)1,2

                                                    Class 2
-----------------------------------------------------------
Management fees                                      0.50%
Distribution and service (12b-1) fees 3              0.25%
Other expenses                                       0.22%
                                                     ----
Total annual fund operating expenses                 0.97%
                                                     ====

1. The management fees are based on the fund's maximum contractual amount. Other expenses are estimated.
2. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 1.25% of average net assets, including class 2's 12b-1 plan fee, for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.
3. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year     3 Years
---------------------------------
Class 2       $99        $309

            FA-3 Franklin Aggressive Growth Securities Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM  The team responsible for the fund's management is:

Michael McCarthy                        Mr. McCarthy has been a manager of the fund since its inception in
VICE PRESIDENT, ADVISERS                1999 and has been with the Franklin Templeton Group since 1992.

J. P. Scandalios                        Mr. Scandalios has been a manager of the fund since its inception in
SENIOR SECURITIES ANALYST, ADVISERS     1999. Before joining the Franklin Templeton Group in 1996, he was with
                                        Chase Manhattan Bank.

Conrad Herrmann, CFA                    Mr. Herrmann has been a manager of the fund since its inception in
SENIOR VICE PRESIDENT, ADVISERS         1999 and has been with the Franklin Templeton Group since 1989.

The fund pays the Advisers a fee for managing the fund's assets. The fee is equal to an annual rate of:

/bullet/ 0.500% of the value of net assets up to $500 million;

/bullet/ 0.400% of the value of net assets over $500 million up to and including
         $1 billion;

/bullet/ 0.350% of the value of net assets over $1 billion up to and including
         $1.5 billion;

/bullet/ 0.300% of the value of net assets over $1.5 billion up to and including
         $6.5 billion;

/bullet/ 0.275% of the value of net assets over $6.5 billion up to and including
         $11.5 billion;

/bullet/ 0.250% of the value of net assets over $11.5 billion up to and including $16.5 billion;

/bullet/ 0.240% of the value of net assets over $16.5 billion up to and including $19 billion;

/bullet/ 0.230% of the value of net assets over $19 billion up to and including
         $21.5 billion; and

/bullet/ 0.220% of the value of net assets over $21.5 billion.

The manager is contractually obligated to limit management fees so that Total annual fund operating expenses do not exceed 1.25% of the fund's class 2 net assets in 2000.

            FA-4 Franklin Aggressive Growth Securities Fund - Class 2

Franklin Global Communications Securities Fund
(previously Franklin Global Utilities Securities Fund)

GOALS AND STRATEGIES
--------------------
[GRAPHIC OMITTED]

GOALS The fund's investment goals are capital appreciation and current income.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of U.S. and non-U.S. communications companies.

These are companies that are primarily engaged in the development, manufacture or sale of communications services and communications equipment. These may include, for example, companies that provide:

--------------------------------------------------------------------------------
The fund concentrates in common stocks of U.S. and non-U.S. companies engaged in the public utilities industry, predominantly communications companies.
--------------------------------------------------------------------------------

/bullet/ cellular and other wireless communications, paging, and local and wide area network and data services or equipment;

/bullet/ local and long distance telephone services or equipment;

/bullet/ satellite, microwave, cable and other pay television services or equipment; and

/bullet/ Internet-related services or equipment, including Internet service, web hosting and web content, Internet portals, data warehouse and other related service.

The fund may buy communications companies anywhere in the world, including emerging markets, but generally invests a greater percentage of its assets in U.S. companies than in companies in any other single country. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

The fund also may invest a significant portion of its assets in small-cap companies, which have market capitalization values (share price multiplied by the number of common stock shares outstanding) of less than $1.5 billion.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined "blend" of growth and value strategies. Relying on a team of analysts to provide in-depth industry expertise, the manager looks for companies that will position the fund to benefit from potential future technological advances and increasing worldwide demand in the communications industries of the public utilities sector. As a "bottom-up" investor focusing primarily on individual securities, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins, and liquidation value, will also be considered, but are not limiting factors.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.

         FGC-1 Franklin Global Communications Securities Fund - Class 2

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

UTILITIES INDUSTRY, PREDOMINANTLY COMMUNICATONS COMPANIES By concentrating in the utilities industry sector, and by investing predominantly in communications companies, the fund carries much greater risk of adverse developments in that sector, and among those companies, than a fund that invests more broadly. The securities of communications companies may experience more price volatility than securities of companies in some other industries. Communications companies are subject to a variety of risk factors including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of communications companies and, as a result, the value of their securities. In addition, many wireless telecommunication and Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks of rapidly changing technologies, as well as the potential of both accidental and deliberate disruption or failure of services or equipment. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, currencies, and interest rate movements around the world, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

Utility companies in the U.S. and in non-U.S. countries have generally been subject to substantial government regulation. Major changes in government policies, ranging from increased regulation or expropriation to deregulation, privatization or increased competition, may dramatically increase or reduce opportunities for these companies. For example, while certain companies may develop more profitable opportunities, others may be forced to defend their core businesses and may be less profitable.

In addition, electric utility companies have historically been subject to price regulation; risks associated with high interest costs on borrowings or reduced ability to borrow; restrictions on operations and increased costs due to environmental and safety regulations; regulators disallowing these higher costs in rate authorizations; difficulties in obtaining fuel for electric generation at reasonable prices; risks associated with the operation of nuclear power plants; and the effects of energy conservation and other factors affecting the level of demand for services.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

BLEND STYLE STOCK INVESTING A "blend" strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further. By combining both styles, the manager seeks to diversify the risks and lower the volatility, but there is no assurance this strategy will have that result.

INTEREST RATE Rate changes can be sudden and unpredictable. Increases in interest rates may have an effect on the types of companies in which the fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments. Utility company stocks often pay relatively high dividends, so they are particularly sensitive to interest rate movements. Therefore, like bonds, their stock prices may rise as interest rates fall or fall as interest rates rise.

         FGC-2 Franklin Global Communications Securities Fund - Class 2

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions and increases in interest rates, their growth prospects are less certain, and their securities are less liquid. These companies may suffer significant losses, and can be considered speculative. Technology industry stocks, in particular, can be subject to abrupt or erratic price movements.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the fund, or only in very limited quantities. Thus, when the fund's size is smaller, any gains from IPOs will have an exaggerated impact on the fund's reported performance than when the fund is larger.

More detailed information about the fund, its policies, and risks can be found in the SAI.

         FGC-3 Franklin Global Communications Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                 1 Year     5 Years     10 Years
----------------------------------------------------------------
Franklin Global
  Communications Securities
  Fund - Class 2 1               39.00%      22.47%      14.02%
S&P 500 Index 2                  21.04%      28.56%      18.21%
FT/S&P Actuaries World
  Utilities Index 2              32.26%      24.70%      14.23%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. The Financial Times/S&P Actuaries World Utilities Index includes electric utilities, waterworks supply, natural gas and telephone companies. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

         FGC-4 Franklin Global Communications Securities Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN GLOBAL COMMUNICATIONS
SECURITIES FUND1 - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees 2                                    0.48%
Distribution and service (12b-1) fees 3              0.25%
Other expenses                                       0.03%
                                                     ----
Total annual fund operating expenses                 0.76%
                                                     ====

1. Before November 15, 1999, the Franklin Global Utilities Securities Fund.
2. The fund administration fee is paid indirectly through the management fee.
3. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 Year   3 Years     5 Years    10 Years
------------------------------------------------------
Class 2        $78      $243        $422        $942

         FGC-5 Franklin Global Communications Securities Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Alex W. Peters                  Mr. Peters has been a manager of the fund since 1999, and has been
PORTFOLIO MANAGER, ADVISERS     with the Franklin Templeton Group since 1992.

Alan Muschott                   Mr. Muschott has been a manager of the fund since March 2000, and has
PORTFOLIO MANAGER, ADVISERS     been with the Franklin Templeton Group since 1998.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.48% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                        Year Ended December 31,
----------------------------------------------------------------------
                                                       1999 1
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                      21.02
                                                        -----
 Net investment income                                    .26
 Net realized and unrealized gains                       6.37
                                                        -----
Total from investment operations                         6.63
                                                        -----
 Distributions from net investment income                (.84)
 Distributions from net realized gains                  (2.03)
                                                        -----
Total distributions                                     (2.87)
                                                        -----
Net asset value, end of year                            24.78
                                                        =====
Total return (%)+                                       35.17

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                       491
Ratios to average net assets: (%)
 Expenses                                                 .77*
 Net investment income                                   1.24*
Portfolio turnover rate (%)                             87.53

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding.

         FGC-6 Franklin Global Communications Securities Fund - Class 2

Franklin Global Health Care Securities Fund
(previously Global Health Care Securities Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 70% of its total assets in equity securities of companies in the health care industry. These are companies whose principal assets or activities are in research, development, production or distribution of products and services in industries such as pharmaceutical; biotechnology; health care facilities, information systems and personal products; medical supplies, technology and services; and managed care companies. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

--------------------------------------------------------------------------------
The fund concentrates in common stocks of U.S. and non-U.S. companies in the health care industry
--------------------------------------------------------------------------------

The fund may buy health care companies anywhere in the world, but generally invests predominantly in U.S. companies. The fund also may invest a substantial portion of its assets in small-cap companies which have market capitalization values (share price multiplied by the number of common stock shares outstanding) of less than $1.5 billion. From time to time, the fund also may have a substantial portion of its assets in one or more industries of the health care sector, such as pharmaceuticals.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined "blend" of growth and value strategies. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that fill particular health care niches and that it believes are positioned for rapid growth in revenues, earnings or assets, and/or are selling at reasonable prices using a company's historical value measures. The manager relies on a team of analysts to provide in-depth industry expertise, and uses both qualitative and quantitative analysis, to look for companies that will position the fund to benefit from potential future technological advances and increasing worldwide demand in the health care sector. In addition, the manager evaluates companies on factors such as strength and quality of management, strategic positioning in their industry and globally competitive advantages.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

HEALTH CARE COMPANIES By concentrating in a single industry sector, the fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries. Government actions may affect health care companies in many ways. For example, foreign, U.S. federal, or state governments could discontinue subsidies of certain research or other activities of some companies, which may have an adverse effect on these companies. Stocks held by the fund, and especially health care providers and pharmaceuticals, may also be affected by government policies on health care reimbursements (such as Medicare and Medicaid), regulatory approval for new drugs and medical instruments, or legislative reform of a health care system. Health care companies are also subject to the risks of product liability lawsuits and the risk that their products and services may rapidly become obsolete.

           FGH-1 Franklin Global Health Care Securities Fund - Class 2

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions around the world, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

BLEND STYLE STOCK INVESTING A "blend" strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further. By combining both styles, the manager seeks to diversify the risks and lower the volatility, but there is no assurance this strategy will have that result.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management, or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative. Technology and biotechnology industry stocks, in particular, can be subject to abrupt or erratic price movements.

FOREIGN SECURITIES Securities of companies located outside the U.S. may involve risks that can increase losses in the fund.

Currency Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country and Company General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. Non-U.S. companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. Emerging market countries have additional, heightened risks including a greater likelihood of currency devaluations, less liquidity, and greater volatility.

DIVERSIFICATION The fund is non-diversified as defined by the federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The fund intends, however, to meet tax diversification requirements.

More detailed information about the fund, its policies, and risks can be found in the SAI.

           FGH-2 Franklin Global Health Care Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                   Since
                                                 Inception
                                       1 Year    05/01/98
----------------------------------------------------------
Franklin Global Health Care
  Securities Fund - Class 2 1           -8.38%     -1.13%
S&P 500 Index 2                         21.04%     26.79%
S&P Healthcare Composite Index 2        -8.24%      6.21%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. S&P Health Care Composite Index is a capitalization-weighted index of all of the stocks in the S&P 500 index involved in the health care related products or services. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

           FGH-3 Franklin Global Health Care Securities Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN GLOBAL HEALTH CARE SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees                                      0.60%
Distribution and service (12b-1) fees 1              0.25%
Other expenses                                       0.22%
                                                     ----
Total annual fund operating expenses                 1.07%
                                                     ====

1. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2       $109       $340        $590        $1,306

--------------------------------------------------------------------------------

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Evan McCulloch, CFA          Mr. McCulloch has been a manager of the fund since its inception in
VICE PRESIDENT, ADVISERS     1998, and has been with the Franklin Templeton Group since 1992.

Kurt von Emster, CFA         Mr. Von Emster has been a manager of the fund since its inception in
VICE PRESIDENT, ADVISERS     1998, and has been with the Franklin Templeton Group since 1989.

Rupert H. Johnson, Jr.       Mr. Johnson has been a manager of the fund since its inception in 1998,
PRESIDENT, ADVISERS          and has been with the Franklin Templeton Group since 1965.

The fund pays Advisers a fee for managing the fund's assets. For the fiscal year ended December 31, 1999, the fund paid 0.60% of its average daily net assets to the manager for its services.

           FGH-4 Franklin Global Health Care Securities Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                        Year Ended December 31,
----------------------------------------------------------------------
                                                       1999 1
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                       10.77
                                                        ------
 Net investment loss                                      (.03)
 Net realized and unrealized losses                       (.93)
                                                       -------
Total from investment operations                          (.96)
                                                       -------
 Distributions from net investment income                 (.02)
                                                       -------
Net asset value, end of year                              9.79
                                                       =======
Total return (%) +                                       (8.89)

Ratios/supplemental data
Net assets, end of year ($1,000)                            83
Ratios to average net assets: (%)
 Expenses                                                 1.07*
 Net investment loss                                      (.30)*
Portfolio turnover rate (%)                             188.22

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding.

           FGH-5 Franklin Global Health Care Securities Fund - Class 2

Franklin Growth and Income Securities Fund
(previously Franklin Growth and Income Fund)

GOALS AND STRATEGIES
--------------------
[GRAPHIC OMITTED]

GOALS The fund's principal investment goal is capital appreciation. Its secondary goal is to provide current income.

--------------------------------------------------------------------------------
The fund invests primarily in common stocks with current dividend yields above market average.
--------------------------------------------------------------------------------

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in a broadly diversified portfolio of equity securities that the fund's manager considers to be financially strong, but undervalued by the market. To help identify such companies, the manager uses a current relative yield analysis that focuses on a company's dividend yield (calculated by dividing a stock's annual per share dividends by its per share market price). Following this strategy, the fund will invest predominantly in common stocks that have dividend yields at least equal to the yield of the Standard & Poor's 500 Index ("S&P/registered trademark/ 500"). The fund seeks current income through receipt of dividends from its investments. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

The fund may invest up to 30% of its total assets in foreign securities, including those in emerging markets, but currently intends to limit such investments to 20%.

In addition to the fund's main investments, the fund may invest in any of the following: common stocks with current dividend yields at or below the S&P/registered trademark/ 500 average, convertible securities, debt securities, and real estate investment trusts (REITs). The fund does not intend to invest more than 15% of its assets in REITs.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, zero coupon bonds, notes, and short-term debt investments. A convertible security is generally a debt security or preferred stock that may be converted into common stock. By investing in convertible equity and debt securities, the fund seeks the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. REITs are usually publicly traded companies that manage a portfolio of real estate to earn profits and tend to pay high yields since they must distribute most of their earnings.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager focuses on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow, with a special emphasis on current dividend yield. The manager believes that high relative dividend yield is frequently a good indicator of value.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.

           FGI-1 Franklin Growth and Income Securities Fund - Class 2

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country and Company General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. Emerging market countries have additional, heightened risks including a greater likelihood of currency devaluations, less liquidity, and greater volatility.

REITS A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties. The value of a REIT may also be affected by factors that affect the underlying properties, the real estate industry, or local or general economic conditions.

More detailed information about the fund, its policies, and risks can be found in the SAI.

           FGI-2 Franklin Growth and Income Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                 1 Year     5 Years     10 Years
-----------------------------------------------------------------
Franklin Growth and Income
  Securities Fund - Class 2 1      .84%     16.18%      11.42%
S&P 500 Index 2                  21.04%     28.56%      18.21%
Russell 3000 Value Index 2        6.65%     22.15%      15.31%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. The unmanaged Russell 3000 Value Index measures the performance of those 3000 companies with lower price-to-book ratios and lower forecasted growth values. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

           FGI-3 Franklin Growth and Income Securities Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees 1                                    0.47%
Distribution and service (12b-1) fees 2              0.25%
Other expenses                                       0.02%
                                                     ----
Total annual fund operating expenses                 0.74%
                                                     ====

1. The fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2      $76         $237        $411        $918

--------------------------------------------------------------------------------

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM  The team responsible for the fund's management is:

Frank Felicelli, CFA                Mr. Felicelli has been a manager of the fund since 1995, and has been
SENIOR VICE PRESIDENT, ADVISERS     with the Franklin Templeton Group since 1986.

Derek Taner, CFA                    Mr. Taner has been a manager of the fund since March 2000, and has
PORTFOLIO MANAGER, ADVISERS         been with the Franklin Templeton Group since 1991.

The fund pays Advisers a fee for managing the fund's assets, and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.47% of its average daily net assets to the manager for its services.

           FGI-4 Franklin Growth and Income Securities Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                        Year Ended December 31,
----------------------------------------------------------------------
                                                       1999 1
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                      20.71
                                                        -----
 Net investment income                                    .47
 Net realized and unrealized losses                      (.46)
                                                        -----
Total from investment operations                          .01
                                                        -----
 Distributions from net investment income                (.79)
 Distributions from net realized gains                  (2.20)
                                                        -----
Total distributions                                     (2.99)
                                                        -----
Net asset value, end of year                            17.73
                                                        =====
Total return (%)+                                        (.86)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)                       789
Ratios to average net assets: (%)
 Expenses                                                 .75*
 Net investment income                                   2.55*
Portfolio turnover rate (%)                             39.80

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding.

           FGI-5 Franklin Growth and Income Securities Fund - Class 2

Franklin High Income Fund
(previously High Income Fund)

GOALS AND STRATEGIES
--------------------
[GRAPHIC OMITTED]

GOALS The fund's principal investment goal is to earn a high level of current income. Its secondary goal is capital appreciation.

--------------------------------------------------------------------------------
The fund invests primarily in high yield, lower rated bonds.
--------------------------------------------------------------------------------

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in debt securities offering high yield and expected total return. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, zero coupon bonds, notes, and short-term debt investments.

The fund may invest up to 100% of its assets in high yield, lower quality debt securities ("junk bonds"). These securities are either rated below investment grade (below the top four rating categories) by independent rating agencies such as Standard & Poor's Ratings Group (S&P/registered trademark/) and Moody's Investors Service, Inc. (Moody's), or are unrated securities the manager determines are comparable. The fund generally invests in securities rated at least Caa by Moody's or CCC by S&P or unrated securities the fund's manager determines are comparable. The fund will not purchase defaulted securities. If, however, a security is downgraded in rating or goes into default, the fund will not automatically sell the security. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The fund may invest up to 20% of its total assets in foreign securities, including up to 10% in emerging markets, and will typically focus on dollar-denominated corporate debt. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. While the fund also may invest in dividend-paying common or preferred stocks, it more typically holds equity as a result of receiving those securities in a corporate restructuring. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION Yield and expected return are the primary criteria used by the manager in selecting securities. The manager searches for securities it believes offer opportunities for income today and growth tomorrow. It performs independent analysis of the corporate debt securities being considered for the fund's portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the manager considers a variety of factors, including:

/bullet/ a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

/bullet/ the experience and strength of the company's management;

/bullet/ the company's sensitivity to changes in interest rates and business conditions;

/bullet/ the company's debt maturity schedules and borrowing requirements; and

/bullet/ the company's changing financial condition and market recognition of the change.

Because the manager focuses on individual securities rather than sector allocation, from time to time the fund may have a significant portion of its assets in one or more industries, including for example, telecommunications.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.

                    FH-1 Franklin High Income Fund - Class 2

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Changes in interest rates affect the prices of the fund's debt securities. If rates rise, the value of the fund's debt securities will fall and so too will the fund's share price.
--------------------------------------------------------------------------------

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes. Increases in interest rates may also have an effect on the types of companies in which the fund normally invests because they may find it more difficult to obtain credit to expand, or have more difficulty meeting interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments, or the proceeds from a matured debt security, resulting in less income received by the fund.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

Lower-rated securities Securities rated below investment grade, sometimes called "junk bonds," generally have more risk than higher-rated securities. Companies issuing high yield debt securities are not as strong financially as those with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could prevent them from making interest and principal payments. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by ratings agencies. Prices are often closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the fund's ability to sell securities in response to specific economic events or to meet redemption requests.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates, will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country and Company General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. Non-U.S. companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. Emerging market

                    FH-2 Franklin High Income Fund - Class 2 countries have additional, heightened risks including a greater likelihood of currency devaluations, less liquidity, and greater volatility.

TELECOMMUNICATIONS The securities of communications companies may experience more price volatility than securities of companies in other industries. For example, communications companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share, and the potential for falling profit margins. Wireless telecommunication and Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks of rapidly changing technologies, as well as the potential of both accidental and deliberate disruption or failure of services or equipment.

More detailed information about the fund, its policies, and risks can be found in the SAI.

                    FH-3 Franklin High Income Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                   1 Year    5 Years   10 Years
---------------------------------------------------------------
Franklin High Income Fund -
  Class 2 1                        -0.37%     8.88%     9.11%
CS First Boston Global High
  Yield Index 2                     3.28%     9.08%    11.06%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. The unmanaged CS First Boston Global High Yield Index is a trader-priced portfolio constructed to mirror the high yield debt market. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

                    FH-4 Franklin High Income Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN HIGH INCOME FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees 1                                    0.51%
Distribution and service (12b-1) fees 2              0.25%
Other expenses                                       0.03%
                                                     ----
Total annual fund operating expenses                 0.79%
                                                     ====

1. The fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2       $81        $252        $439        $978

                    FH-5 Franklin High Income Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Jeff Holbrook, CFA                  Mr. Holbrook has been a manager of the fund since 1997, and has been
VICE PRESIDENT, ADVISERS            with the Franklin Templeton Group since 1992.

Chris Molumphy, CFA                 Mr. Molumphy has been a manager of the fund since its inception in
SENIOR VICE PRESIDENT, ADVISERS     1989, and has been with the Franklin Templeton Group since 1988.

R. Martin Wiskemann                 Mr. Wiskemann has been a manager of the fund since its inception in
VICE PRESIDENT, ADVISERS            1989. Mr. Wiskemann has more than 30 years' experience in the securities industry.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.51% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                        Year Ended December 31,
----------------------------------------------------------------------
                                                       1999 1
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                      13.36
                                                        -----
 Net investment income                                   1.11
 Net realized and unrealized losses                     (1.18)
                                                        -----
Total from investment operations                         (.07)
                                                        -----
 Distributions from net investment income               (3.02)
 Distributions from net realized gains                   (.44)
                                                        -----
Total distributions                                     (3.46)
                                                        -----
Net asset value, end of year                             9.83
                                                        =====
Total return (%)+                                        (.96)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)                       448
Ratios to average net assets: (%)
 Expenses                                                 .80*
 Net investment income                                   9.51*
Portfolio turnover rate (%)                             22.17

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding.

                    FH-6 Franklin High Income Fund - Class 2

Franklin Income Securities Fund
(previously Income Securities Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is to maximize income while maintaining prospects for capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest in both debt and equity securities. The fund seeks income by investing in corporate, foreign, and U.S. Treasury bonds. In its search for income-producing growth opportunities, the fund invests in common stocks with attractive dividend yields of companies from a variety of industries such as utilities, oil, gas, real estate, and consumer goods. From time to time, the fund may invest a substantial portion of its assets in certain sectors, including utilities.

--------------------------------------------------------------------------------
The fund invests in high yield, lower-rated bonds, and stocks.
--------------------------------------------------------------------------------

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

The fund may invest up to 100% of its total assets in debt securities that are below investment grade ("junk bonds"), including up to 5% in defaulted debt, but the fund does not currently expect to invest more than 50% of its assets in these securities. Investment grade debt securities are rated in the top four rating categories by independent rating agencies such as Standard & Poor's Ratings Group (S&P/registered trademark/) and Moody's Investors Service, Inc. (Moody's). The fund generally invests in securities rated at least Caa by Moody's or CCC by S&P or, if unrated, determined by the fund's manager to be comparable. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The fund may invest up to 25% of its assets in foreign securities, including those in emerging markets. It ordinarily buys foreign securities that are traded in the U.S or American Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis.

PORTFOLIO SELECTION The manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and growth tomorrow. It performs independent analysis of the debt securities being considered for the fund's portfolio, rather than relying principally on the ratings assigned by rating agencies. In analyzing both debt and equity securities, the manager considers a variety of factors, including:

/bullet/ a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

/bullet/ the experience and strength of the company's management;

/bullet/ the company's sensitivity to changes in interest rates and business conditions;

/bullet/ the company's debt maturity schedules and borrowing requirements; and

/bullet/ the company's changing financial condition and market recognition of the change.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

                 FI-1 Franklin Income Securities Fund - Class 2

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes. Increases in interest rates may have an effect on the types of companies in which the fund normally invests because they may find it difficult to obtain credit to expand, or may have more difficulty meeting interest payments.

--------------------------------------------------------------------------------
Because the bonds and stocks the fund holds fluctuate in price with interest rate changes and market conditions, the value of your investment in the fund will go up and down. This means you could lose money.
--------------------------------------------------------------------------------

Similarly, emerging market economies may be especially sensitive to interest rate changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the funds seek to reinvest interest payments, or the proceeds from a matured debt security, resulting in less income received by the fund.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

Lower-rated securities Securities rated below investment grade, sometimes called "junk bonds," generally have more risk than higher-rated securities. Companies issuing high yield debt securities are not as strong financially as those with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could prevent them from making interest and principal payments. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by ratings agencies. Prices are often closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the fund's ability to sell securities in response to specific economic events or to meet redemption requests.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Utility company stocks pay relatively high dividends, so they are particularly sensitive to interest rate movements: like bonds, when interest rates rise, their stock prices tend to fall.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

CONVERTIBLE SECURITIES The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as

                 FI-2 Franklin Income Securities Fund - Class 2 a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country and Company General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. Emerging market countries have additional, heightened risks including a greater likelihood of currency devaluations, less liquidity, and greater volatility.

More detailed information about the fund, its policies, and risks can be found in the SAI.

                 FI-3 Franklin Income Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                 1 Year    5 Years   10 Years
-------------------------------------------------------------
Franklin Income Securities
  Fund - Class 2 1               -2.07%      9.68%     9.97%
S&P 500 Index 2                  21.04%     28.56%    18.21%
Lehman Brothers
  Government/Corporate
  Bond Index 2                   -2.15%      7.61%     7.65%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index of fixed-rate U.S. Government and foreign and domestic corporate bonds that are rated investment grade or higher and have maturities of one year or more and at least $50 million outstanding. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

                 FI-4 Franklin Income Securities Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN INCOME SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees 1                                    0.48%
Distribution and service (12b-1) fees 2              0.25%
Other expenses                                       0.02%
                                                     ----
Total annual fund operating expenses                 0.75%
                                                     ====

1. The fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2       $77        $240        $417        $930

--------------------------------------------------------------------------------

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Charles B. Johnson                  Mr. Johnson has been a manager of the fund since its inception in 1989,
CHAIRMAN OF THE BOARD, ADVISERS     and has been with the Franklin Templeton Group since 1957.

Frederick G. Fromm                  Mr. Fromm has been a manager of the fund since 1998, and has been
VICE PRESIDENT, ADVISERS            with the Franklin Templeton Group since 1992.

Christopher Molumphy                Mr. Molumphy has been a manager of the fund since February 2000, and
SENIOR VICE PRESIDENT, ADVISERS     has been with the Franklin Templeton Group since 1988.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.48% of its average daily net assets to the manager for its services.

                 FI-5 Franklin Income Securities Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                        Year Ended December 31,
----------------------------------------------------------------------
                                                       1999 1
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                      17.07
                                                        -----
 Net investment income                                   1.10
 Net realized and unrealized losses                     (1.53)
                                                        -----
Total from investment operations                         (.43)
 Distributions from net investment income               (1.46)
 Distributions from net realized gains                   (.53)
                                                        -----
Total distributions                                     (1.99)
                                                        -----
Net asset value, end of year                            14.65
                                                        =====
Total return (%)+                                       (2.93)

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                     1,302
Ratios to average net assets: (%)
 Expenses                                                 .75*
 Net investment income                                   7.36*
Portfolio turnover rate (%)                             11.89

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding.

                 FI-6 Franklin Income Securities Fund - Class 2

Franklin Large Cap Growth Securities Fund
(previously Franklin Capital Growth Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of U.S. large-cap growth companies. Large-cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) of $8.5 billion or more, at the time of purchase. Growth companies in which the fund may invest include those that are expected to have revenue growth in excess of the economy as a whole either through above-average industry expansion or market share gains. These companies generally dominate, or are gaining market share in, their industry and have a reputation for quality management, and superior products and services.

--------------------------------------------------------------------------------
The fund invests primarily in common stocks of large-cap growth companies.
--------------------------------------------------------------------------------

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for growth in revenues, earnings or assets. In choosing investments, the manager will focus on companies that have exhibited above average growth, strong financial records, and large market capitalization. In addition, the manager also considers management expertise, industry leadership, growth in market share and sustainable competitive advantage. Although the manager will search for investments across a large number of industries, it expects to have significant positions in the technology sector (including computer hardware and software, telecommunications, and electronics).

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Large-capitalization stocks tend to go through cycles of doing better -- or-worse -- than the stock market in general. In the past, these periods have lasted for several years.

GROWTH STYLE STOCK INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more expensive relative to their earnings or assets compared to value or other stocks.

TECHNOLOGY COMPANIES Technology industry stocks can be subject to abrupt or erratic price movements. They have historically been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Prices often change collectively without regard to the merits of individual companies.

More detailed information about the fund, its policies, and risks can be found in the SAI.

            FL-1 Franklin Large Cap Growth Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                              Since
                                            Inception
                                  1 Year    05/01/96
-----------------------------------------------------
Franklin Large Cap Growth
  Securities Fund - Class 2 1     31.21%     22.73%
S&P 500 Index 2                   21.04%     26.79%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

            FL-2 Franklin Large Cap Growth Securities Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN LARGE CAP GROWTH SECURITIES FUND1 - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES1
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees 2                                    0.75%
Distribution and service (12b-1) fees 3              0.25%
Other expenses                                       0.02%
                                                     ----
Total annual fund operating expenses                 1.02%
                                                     ====

1. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management fees 0.75%, Distribution and service fees 0.25%, Other expenses 0.02%, and Total annual fund operating expenses 1.02%.
2. The fund administration fee is paid indirectly through the management fee.
3. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at
 .25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2      $104        $325        $563        $1,177

            FL-3 Franklin Large Cap Growth Securities Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Kent Shepherd, CFA                  Mr. Shepherd has been a manager of the fund since April 1999, and has
VICE PRESIDENT, ADVISERS            been with the Franklin Templeton Group since 1991.

Jason R. Nunn                       Mr. Nunn has been a manager of the fund since September 1999. Before
PORTFOLIO MANAGER, ADVISERS         joining the Franklin Templeton Group in 1998 he worked in corporate finance with Alex, Brown & Sons.

Conrad B. Herrmann, CFA             Mr. Herrmann has been a manager of the fund since its inception in
SENIOR VICE PRESIDENT, ADVISERS     1996, and has been with the Franklin Templeton Group since 1989.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.75% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                        Year Ended December 31,
----------------------------------------------------------------------
                                                      1999 1,2
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                      16.47
                                                        -----
 Net investment income                                    .04
 Net realized and unrealized gains                       4.58
                                                        -----
Total from investment operations                         4.62
                                                        -----
 Distributions from net investment income                (.08)
                                                        -----
Net asset value, end of year                            21.01
                                                        =====
Total return (%)+                                       28.11

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                       542
Ratios to average net assets: (%)
 Expenses                                                1.02*
 Net investment income                                    .22*
Portfolio turnover rate (%)                             41.78

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding. 2On February 8, 2000, a merger and reorganization was approved that will combine the assets of the fund with a similar fund of the Templeton Variable Products Series Fund (TVP), effective May 1, 2000. The table above only reflects fund statistics of the fund, which was the surviving fund of the merger, and not of the TVP fund. The fund statistics are for the year ended December 31, 1999.

            FL-4 Franklin Large Cap Growth Securities Fund - Class 2

Franklin Money Market Fund
(previously Money Market Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's goal is high current income, consistent with liquidity and capital preservation. The fund also seeks to maintain a stable share price of $1.00.

MAIN INVESTMENTS The fund invests exclusively in U.S. dollar denominated money market debt instruments, including those issued by:

/bullet/ U.S. and foreign banks;

/bullet/ U.S. or foreign corporations; and

/bullet/ the U.S. Government, its agencies or authorities.

A debt instrument obligates the issuer both to repay a loan of money at a future date and generally to pay interest. Money market securities are high-quality, short-term (maturing in 13 months or less) debt instruments that may have fixed, floating or variable interest rates. Common money market securities are U.S. Treasury bills, U.S. Government agency securities, bank certificates of deposit, repurchase agreements, short-term corporate obligations, bankers acceptances (credit instruments guaranteed by a bank), and commercial paper. Commercial paper may be either unsecured promissory notes issued by larger corporations or financial firms or asset backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the fund may have a significant portion of its investments in one or more of these money market instruments.

--------------------------------------------------------------------------------
The fund invests exclusively in money market securities.
--------------------------------------------------------------------------------

Under the SEC's money fund rules, the fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

/bullet/ with remaining maturities of 397 days or less, and

/bullet/ that the manager determines present minimal credit risks, and

/bullet/ that are rated in the top two short-term rating categories by independent rating agencies or, if unrated, determined by the manager to be comparable.

No more than 25% of the fund's total assets may be invested in money market securities issued by foreign banks or foreign branches of U.S. banks. The fund may acquire securities on a when-issued or delayed delivery basis, lend portfolio securities, and invest up to 10% of its assets in illiquid investments.

PORTFOLIO SELECTION In selecting investments, the manager uses a conservative investment approach, focusing on the highest quality and the most liquid of eligible money market securities. The manager then assesses the relative value of each security meeting its stringent credit criteria in order to find the best combination of assets that it believes will maximize the fund's yield relative to its investment environment expectations. The manager also monitors short-term interest rates, economic conditions, and Federal Reserve monetary policy to determine the portfolio maturity it believes will provide a high overall return to the fund.

                    FM-1 Franklin Money Market Fund - Class 2

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund tries to keep a $1 share price, it is possible to lose money by investing in the fund.
--------------------------------------------------------------------------------

INTEREST RATE Changes in interest rates can be sudden and unpredictable. Rate changes occur in response to general economic conditions and also as a result of actions by the Federal Reserve Board ( the "Fed"). A reduction in short-term interest rates will normally result in reduced interest income to the fund and thus a reduction in dividends payable to shareholders. An increase in short-term interest rates will normally have the effect of increasing dividends to shareholders.

CREDIT The fund's investments in securities which are not backed by the full faith and credit of the U.S. Government depend on the ability of the issuer to meet interest or principal payments. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares. Even securities supported by credit enhancements have the credit risk of the entity providing credit support.

FOREIGN SECURITIES The fund's investments in foreign money market securities are always dollar denominated. Nonetheless, securities or credit support, issued by a foreign entity are subject to possible adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. In addition, non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuations and their value at delivery may be higher or lower than the purchase price.

More detailed information about the fund, its policies, and risks can be found in the SAI.

                    FM-2 Franklin Money Market Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                           1 Year    5 Years   10 Years
-------------------------------------------------------
Franklin Money Market
  Fund - Class 21           4.47%     5.17%     4.83%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.

                    FM-3 Franklin Money Market Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN MONEY MARKET FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.


SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees 1                                    0.52%
Distribution and service (12b-1) fees 2              0.25%
Other expenses                                       0.01%
                                                     ----
Total annual fund operating expenses                 0.78%
                                                     ====

1. The fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2       $80        $249        $433        $966

--------------------------------------------------------------------------------

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.52% of its average daily net assets to the manager for its services.

                    FM-4 Franklin Money Market Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


Class 2                                        Year Ended December 31,
----------------------------------------------------------------------
                                                       1999 1
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                      1.00
                                                        ----
 Net investment income                                   .04
 Distributions from net investment income               (.04)
                                                        ----
Net asset value, end of year                            1.00
                                                        ====
Total return (%)+                                       4.39

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                    8,602
Ratios to average net assets: (%)+
 Expenses                                                .79*
 Net investment income                                  4.51*

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding.

                    FM-5 Franklin Money Market Fund - Class 2

Franklin Natural Resources Securities Fund
(previously Natural Resources Securities Fund)

GOALS AND STRATEGIES
--------------------
[GRAPHIC OMITTED]

GOALS The fund's principal investment goal is capital appreciation. Its secondary goal is to provide current income.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies principally engaged in the natural resources sector. These are companies that own, produce, refine, process or market natural resources. They may also provide support services for natural resources companies, for example, develop technologies or provide services, supplies or equipment related to natural resources. The natural resources sector includes industries such as energy services and technology; integrated oil; oil and gas exploration and production; chemicals; forest and paper products; steel, iron ore, and aluminum production; gold and precious metals; building materials; and environmental services. The manager expects to invest primarily in the energy industries (gas, exploration and production, oil services, and pipeline and distribution).

The fund generally invests in mid-cap companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $1.5 billion, but may invest substantially in small-cap companies. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

--------------------------------------------------------------------------------
The fund concentrates in common stocks of U.S. and non-U.S. companies in the natural resources sector.
--------------------------------------------------------------------------------

The fund may buy natural resource companies anywhere in the world, including emerging markets, but generally invests a greater percentage of its assets in U.S. companies than any other single country. In addition, the fund will be exposed to emerging markets through developed market companies, which often own or depend on natural resource assets in emerging markets countries.

In addition to its main investments, and depending upon market conditions, the fund may invest significantly in equity securities outside the natural resources sector. The fund may invest in companies involved in the development and/or production of alternative energy sources.

The fund also may seek to generate additional income by investing up to 5% of its total assets in covered call and put options.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, using a combined "bottom-up" and "top-down" strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager looks for companies it believes are positioned for growth in revenues, earnings or assets, and are selling at reasonable prices relative to other companies in the industry. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to choose companies it believes are highly profitable with skilled management, and that have strong growth profiles and solid financials, as well as companies with sustainable competitive advantages either through strategic asset bases or technological expertise. These are all factors the manager believes point to strong long-term growth potential.

This "bottom-up" approach is combined with a "top-down" analysis of macroeconomic trends, market sectors, and industries to take advantage of varying sector reactions to economic events. For example, the manager evaluates business cycles, yield curves, countries' changing market, economic and political conditions, the relative interest rates among currencies, and values between and within markets.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.

            FN-1 Franklin Natural Resources Securities Fund - Class 2

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

NATURAL RESOURCES By concentrating in a single industry sector, the fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. For example, commodity prices and the supply or demand for commodities change dramatically for reasons beyond a company's control. In addition, supply and demand factors may dictate the prices at which a company acquires raw materials or sells its products or services. These factors can affect the profitability of companies in the natural resources sector and, as a result, the value of their securities.

In addition, the fund may from time to time invest significantly in a particular industry or group of industries within the natural resources sector; such a strategy may expose the fund to greater investment risk than a more diversified strategy within the sector.

Energy companies Companies that are involved in oil or gas exploration, production, refining, marketing or distribution, or any combination of the above are greatly affected by the prices and supplies of raw materials such as oil or gas. The earnings and dividends of energy companies can fluctuate significantly as a result of international economic, political, and regulatory developments.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions around the world, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

BLEND STYLE STOCK INVESTING A "blend" strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further. By combining both styles, the manager seeks to diversify the risks and lower the volatility, but there is no assurance this strategy will have that result.

FOREIGN SECURITIES Securities of companies located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and

            FN-2 Franklin Natural Resources Securities Fund - Class 2 a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

INTEREST RATE Rate changes can be sudden and unpredictable. Increases in interest rates may have an effect on the types of companies in which the fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments.

DERIVATIVE SECURITIES, INCLUDING COVERED CALLS AND PUTS The performance of derivative investments, depends, at least in part, on the performance of an underlying asset such as stock prices. Derivative securities used by this fund may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended, if for example, the fund has a stock called away at an unfavorable price, or is required to purchase stocks put to it at an unfavorable price, in relation to the current market.

More detailed information about the fund, its policies, and risks can be found in the SAI.

            FN-3 Franklin Natural Resources Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                  1 Year     5 Years    10 Years
----------------------------------------------------------------
Franklin Natural Resources
  Securities Fund - Class 2 1     32.01%      -3.21%     0.36%
S&P 500 Index 2                   21.04%      28.56%    18.21%
FT/S&P Actuaries World:
  Energy 50%, Basic
  Industries 50%
  Composite Index 2               24.91%      11.20%     7.55%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. The Financial Times /S&P Actuaries Wold: Energy 50%, Basic Industries 50% Composite Index is a composite of companies of which 50% are in the energy section and 50% are in the basic industries sector. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

            FN-4 Franklin Natural Resources Securities Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN NATURAL RESOURCES SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees 1                                    0.62%
Distribution and service (12b-1) fees 2              0.25%
Other expenses                                       0.04%
                                                     ----
Total annual fund operating expenses                 0.91%
                                                     ====

1. The fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2       $93       $290         $504       $1,120

--------------------------------------------------------------------------------

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Michael R. Ward                 Mr. Ward has been a manager of the fund since 1999, and has been with
PORTFOLIO MANAGER, ADVISERS     the Franklin Templeton Group since 1992.

Steve Land                      Mr. Land has been a manager of the fund since 1999, and has been with
PORTFOLIO MANAGER, ADVISERS     the Franklin Templeton Group since 1997.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.62% of its average daily net assets to the manager for its services.

            FN-5 Franklin Natural Resources Securities Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                        Year Ended December 31,
----------------------------------------------------------------------
                                                       1999 1
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                       8.70
                                                        -----
 Net investment income                                    .02
 Net realized and unrealized gains                       2.35
                                                        -----
Total from investment operations                         2.37
                                                        -----
 Distributions from net investment income                (.16)
                                                        -----
Net asset value, end of year                            10.91
                                                        =====
Total return (%)+                                       27.30
Ratios/supplemental data
Net assets, end of year ($ x 1,000)                        68
Ratios to average net assets: (%)
 Expenses                                                 .92*
 Net investment income                                    .23*
Portfolio turnover rate (%)                             51.19

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding.

            FN-6 Franklin Natural Resources Securities Fund - Class 2

Franklin Real Estate Fund
(previously Real Estate Securities Fund)

GOALS AND STRATEGIES
--------------------
[GRAPHIC OMITTED]

GOALS The fund's principal investment goal is capital appreciation. Its secondary goal is to earn current income.

--------------------------------------------------------------------------------
The fund concentrates in securities of companies in the real estate industry, primarily equity REITs.
--------------------------------------------------------------------------------

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in securities of companies operating in the real estate industry, including:

/bullet/ companies qualifying under federal tax law as real estate investment trusts (REITs),

/bullet/ real estate operating companies,

/bullet/ real estate services companies, and

/bullet/ homebuilding and developing companies that derive at least half of their assets or revenues from the ownership, construction, management or other services, or sale of residential, commercial or industrial real estate.

REITs are real estate investment trust companies, usually publicly traded, that manage a portfolio of income-producing real estate properties such as apartments, hotels, office buildings, or shopping centers. Equity REITs take ownership positions in real estate and their shareholders receive income from the rents received, and receive capital gains on the properties sold at a profit. The fund generally invests in medium-cap (less than $5 billion) to small-cap (less than $1.5 billion) REITs, because that is reflective of the industry itself. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding.

In addition to the fund's main investments, the fund may invest in equity securities of issuers engaged in businesses whose products and services are closely related to the real estate industry, and issuers whose principal business is unrelated to the real estate industry but which have very significant real estate holdings believed to be undervalued relative to the company's securities. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.

The manager seeks to manage the risks of industry concentration by diversifying into different types of real estate investments, although such risks cannot be eliminated. Historically, there has been a relatively low correlation between the real estate market and the broader equity market. While there is no certainty that this trend will continue in the future, investments in real estate securities may be a useful way to diversify one's overall portfolio.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager will focus on the market price of a company's security relative to its evaluation of the company's potential long-term earnings, asset value, and cash flow. Using both qualitative and quantitative analysis and on-site visits, the manager evaluates security characteristics, the strength and quality of management, and underlying properties. In addition, the manager may consider other factors, such as the supply and demand outlook for various property types and regional markets.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.

                    FRE-1 Franklin Real Estate Fund - Class 2

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the securities the fund holds fluctuate in price with real estate market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

REAL ESTATE SECURITIES By concentrating in a single industry sector, the fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations, the strength of specific industries renting properties, and other factors affecting the supply and demand for properties. When economic growth is slow, demand for property decreases and prices may decline. Property values may decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

REITS Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management.

A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

INTEREST RATE Rate changes can be sudden and unpredictable. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity in the real estate market and make other investments more attractive.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have signficant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions and increases in interest rates, their growth prospects are less certain, and their securities are less liquid. These companies may suffer significant losses and can be considered speculative. Small cap REITs can be subject to greater risks than mid- or large-cap issuers due to greater regional concentration and less diversification in terms of the regions, clients and types of properties available for investment.

More detailed information about the fund, its policies, and risks can be found in the SAI.

                    FRE-2 Franklin Real Estate Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                            1 Year    5 Years   10 Years
--------------------------------------------------------
FRANKLIN REAL ESTATE
  FUND - Class 2 1           -6.36%     7.97%     9.00%
S&P 500 Index 2              21.04%    28.56%    18.21%
Wilshire Real Estate
  Securities Index 2         -3.20%     8.30%     4.11%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. The Wilshire Real Estate Securities Index is a market-cap weighted index of publicly traded real estate securities. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

                    FRE-3 Franklin Real Estate Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN REAL ESTATE FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees 1                                    0.56%
Distribution and service (12b-1) fees 2              0.25%
Other expenses                                       0.02%
                                                     ----
Total annual fund operating expenses                 0.83%
                                                     ====

1. The fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2      $85         $265        $460       $1,025

--------------------------------------------------------------------------------

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Douglas Barton, CFA            Mr. Barton has been a manager of the fund since 1998, and has been
VICE PRESIDENT, ADVISERS       with the Franklin Templeton Group since 1988.

Samuel R. Kerner               Mr. Kerner has been a manager of the fund since April 2000, and has
PORTFOLIO MANAGER, ADVISERS    been with the Franklin Templeton Group since 1996.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.56% of its average daily net assets to the manager for its services.

                    FRE-4 Franklin Real Estate Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


Class 2                                        Year Ended December 31,
----------------------------------------------------------------------
                                                       1999 1
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                      20.21
                                                        -----
 Net investment income                                   1.29
 Net realized and unrealized losses                     (2.50)
                                                        -----
Total from investment operations                        (1.21)
                                                        -----
 Distributions from net investment income               (1.73)
 Distributions from net realized gains                  (2.39)
                                                        -----
Total distributions                                     (4.12)
                                                        -----
Net asset value, end of year                            14.88
                                                        =====
Total return (%)+                                       (7.66)

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                     2,449
Ratios to average net assets: (%)
 Expenses                                                 .83*
 Net investment income                                   8.84*
Portfolio turnover rate (%)                             10.27

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding.

                    FRE-5 Franklin Real Estate Fund - Class 2

Franklin Rising Dividends Securities Fund
(previously Rising Dividends Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the securities of companies that have:

/bullet/ consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;

/bullet/ increased dividends substantially (at least 100%) over the past ten years;

/bullet/ reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies);

/bullet/ strong balance sheets, with (1) long-term debt that is no more than 50% of total capitalization or (2) senior debt that has been rated investment grade by at least one of the major bond rating agencies (except for utility companies); and

/bullet/ attractive prices, either (1) in the lower half of the stock's price/earnings ratio range for the past 10 years or (2) less than the average current market price/earnings ratio of the stocks comprising the Standard & Poor's/registered trademark/ 500 Stock Index (this criterion applies only at the time of purchase).

--------------------------------------------------------------------------------
The fund will invest primarily in the common stocks of financially sound companies that have paid consistently rising dividends.
--------------------------------------------------------------------------------

The fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not necessarily meet all of these criteria. Following these policies, the fund may invest primarily in equity securities issued by mid- and small-cap U.S. companies, which generally have market capitalization values (share price multiplied by the number of common stock shares outstanding) less than $8 billion for mid-cap, and $1.5 billion for small cap. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy. As a "bottom-up" adviser focusing primarily on individual securities, the manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, and in particular a strong dividend record, asset value, and cash flow potential. The manager seeks bargains among companies with steadily rising dividends and strong balance sheets--out of favor companies that might include companies that have stumbled recently, dropping sharply in price, that offer, in the manager's opinion, excellent long-term potential.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

            FRD-1 Franklin Rising Dividends Securities Fund - Class 2

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager, and may even decline further.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller companies can be particularly sensitive to changing economic conditions, including increases in interest rates because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products and services may not find an established market or may become obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

More detailed information about the fund, its policies, and risks can be found in the SAI.

            FRD-2 Franklin Rising Dividends Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                          Since
                                                        Inception
                                 1 Year      5 Years    01/27/92
-----------------------------------------------------------------
Franklin Rising Dividends
  Securities Fund -
  Class 2 1                       -10.00%      15.58%      9.79%
Russell Mid-Cap Value
  Index 2,3                        -0.11%      18.01%     15.26%
Wilshire Target Mid-Cap
  Growth Index 2                   15.90%      17.02%     13.90%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal The Russell Mid-Cap Value Index is an unmanaged group of securities companies with lower price-to-book ratios and lower forecasted group values. The Wilshire Target MidCap Company Growth Index is an unmanaged group of securities of companies selected based on growth characteristics from among the middle capitalization universe of the Wilshire 5000. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.
3. The Wilshire Index is being replaced with the Russell Index as the fund's benchmark. The manager believes the new index is more closely aligned with the universe of rising dividends qualifiers, and more closely matches the fund's investments.

            FRD-3 Franklin Rising Dividends Securities Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN RISING DIVIDENDS SECURITIES FUND
- CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)


                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees 1                                    0.73%
Distribution and service (12b-1) fees 2              0.25%
Other expenses                                       0.02%
                                                     ----
Total annual fund operating expenses                 1.00%
                                                     ====

1. The fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2      $102       $318        $552        $1,225

            FRD-4 Franklin Rising Dividends Securities Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey, 07024, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Donald G. Taylor                      Mr. Taylor has been a manager of the fund since 1996. Before joining the
SENIOR VICE PRESIDENT,                Franklin Templeton Group in 1996, he was a Portfolio Manager for
ADVISORY SERVICES                     Fidelity Management & Research Co.

William J. Lippman                    Mr. Lippman has been a manager of the fund since its inception in 1992.
PRESIDENT, ADVISORY SERVICES          He has more than 30 years' experience in the securities industry and joined the Franklin Templeton Group in 1988.
Bruce C. Baughman                     Mr. Baughman has been a manager of the fund since its inception in
SENIOR VICE PRESIDENT,                1992, and has been with the Franklin Templeton Group since 1988.
ADVISORY SERVICES

Margaret McGee                        Ms. McGee has been a manager of the fund since its inception in 1992,
VICE PRESIDENT, ADVISORY SERVICES     and has been with the Franklin Templeton Group since 1988.

The fund pays Advisory Services a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.73% of its average daily net assets to the manager for its services.

            FRD-5 Franklin Rising Dividends Securities Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                        Year Ended December 31,
----------------------------------------------------------------------
                                                       1999 1
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                      18.28
                                                       ------
 Net investment income                                    .17
 Net realized and unrealized losses                     (1.74)
                                                       ------
Total from investment operations                        (1.57)
                                                       ------
 Distributions from net investment income                (.29)
 Distributions from net realized gains                  (2.86)
                                                       ------
Total distributions                                     (3.15)
                                                       ------
Net asset value, end of year                            13.56
                                                       ======
Total return (%)+                                      (10.84)

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                       549
Ratios to average net assets: (%)
 Expenses                                                1.01*
 Net investment income                                   1.15*
Portfolio turnover rate (%)                              5.32

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding.

            FRD-6 Franklin Rising Dividends Securities Fund - Class 2

Franklin Small Cap Fund
(previously Small Cap Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term capital growth.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies. For this fund, small cap companies are those companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The manager may continue to hold an investment for further capital growth opportunities even if the company is no longer small cap. In selecting companies, the fund may invest substantially in technology sectors such as electronics, computer software and hardware, telecommunications, Internet-related services, and health-care technology.

--------------------------------------------------------------------------------
The fund invests primarily in common stocks of small cap U.S. companies.
--------------------------------------------------------------------------------

In addition to its main investments, the fund may invest in equity securities of larger companies. When suitable opportunities are available, the fund may also invest in initial public offerings of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Advantages, such as a particular marketing or product niche, proven technology, and industry leadership are all factors the manager believes point to strong long-term growth potential. The manager diversifies the fund's assets across many industries, but from time to time may invest substantially in certain sectors.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

                     FS-1 Franklin Small Cap Fund - Class 2

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

GROWTH STYLE STOCK INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks. Because the fund's manager uses an aggressive growth strategy, an investment in the fund involves greater risk and more volatility than an investment in a growth fund investing entirely in proven growth stocks.

SMALLER COMPANIES While smaller companies may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the fund, or only in very limited quantities. Thus, when the fund's size is smaller, any gains from IPOs will have an exaggerated impact on the fund's reported performance than when the fund is larger.

TECHNOLOGY COMPANIES Technology and biotechnology industry stocks can be subject to abrupt or erratic price movements. They have historically been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Prices often change collectively without regard to the merits of individual companies.

More detailed information about the fund, its policies, and risks can be found in the SAI.

                     FS-2 Franklin Small Cap Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                                     Since
                                                                   Inception
                                                         1 Year     11/01/95
----------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2 1                      96.36%*     30.32%
S&P 500 Index 2                                          21.04%      27.11%
Russell 2000/registered trademark/ Growth Index 2        43.09%      17.29%
Russell 2500/registered trademark/ Growth Index 2,3      24.14%      17.49%

* Recently many individual stocks and sectors such as technology have significantly exceeded historical norms; investors should generally not expect such outsized gains to continue.
1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks. The Russell 2000/registered trademark/ Growth Index measures the performance of those Russell 2000/registered trademark/ companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000/registered trademark/ Index consists of the 2,000 smallest securities in the Russell 3000/registered trademark/ index; representing approximately 11% of the Russell 3000/registered trademark/ total market capitalization. The Russell 2500/registered trademark/ Index is an unmanaged index of 2,500 companies with small market capitalizations. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.
3. The Russell 2500/registered trademark/ Index is being replaced with the Russell 2000/registered trademark/ Growth Index, which more closely mirrors the fund's growth style of investing.

                     FS-3 Franklin Small Cap Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN SMALL CAP FUND - CLASS 2 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES1
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees                                      0.55%
Distribution and service (12b-1) fees 2              0.25%
Other expenses                                       0.27%
                                                     ----
Total annual fund operating expenses                 1.07%
                                                     ====

1. On 2/8/00, a merger and reorganization was approved that combined the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management fees 0.55%, Distribution and service fees 0.25%, Other expenses 0.27%, and Total annual fund operating expenses 1.07%.
2. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2      $109       $340        $590        $1,306

                     FS-4 Franklin Small Cap Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Edward B. Jamieson                     Mr. Jamieson has been a manager of the fund since its inception in 1995,
EXECUTIVE VICE PRESIDENT, ADVISERS     and has been with the Franklin Templeton Group since 1987.

Michael McCarthy                       Mr. McCarthy has been a manager of the fund since its inception in
VICE PRESIDENT, ADVISERS               1995. He joined the Franklin Templeton Group in 1992.

Aidan O'Connell                        Mr. O'Connell has been a manager of the fund since September 1998.
PORTFOLIO MANAGER, ADVISERS            Before joining Franklin Templeton in May 1998, Mr. O'Connell was a research analyst and a corporate financial analyst at Hambrecht & Quist.

The fund pays Advisers a fee for managing the fund's assets. The fee is equal to an annual rate of:

/bullet/ 0.550% of the value of net assets up to $500 million;

/bullet/ 0.450% of the value of net assets over $500 million up to and including
         $1 billion;

/bullet/ 0.400% of the value of net assets over $1 billion up to and including
         $1.5 billion;

/bullet/ 0.350% of the value of net assets over $1.5 billion up to and including
         $6.5 billion;

/bullet/ 0.325% of the value of net assets over $6.5 billion up to and including
         $11.5 billion;

/bullet/ 0.300% of the value of net assets over $11.5 billion up to and including $16.5 billion;

/bullet/ 0.290% of the value of net assets over $16.5 billion up to and including $19 billion;

/bullet/ 0.280% of the value of net assets over $19 billion up to and including
         $21.5 billion; and

/bullet/ 0.270% of the value of net assets over $21.5 billion.

                     FS-5 Franklin Small Cap Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                        Year Ended December 31,
----------------------------------------------------------------------
                                                      1999 1,2
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                      14.25
                                                        -----
 Net investment loss                                     (.04)
 Net realized and unrealized gains                      12.68
                                                        -----
Total from investment operations                        12.64
                                                        -----
 Distributions from net investment income                (.08)
 Distributions from net realized gains                   (.01)
                                                        -----
Total distributions                                      (.09)
                                                        -----
Net asset value, end of year                            26.80
                                                        =====
Total return (%)+                                       89.05

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                     6,156
Ratios to average net assets: (%)
 Expenses                                                1.02*
 Net investment income                                   (.18)*
Portfolio turnover rate (%)                             39.49

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding. 2On February 8, 2000, a merger and reorganization was approved that will combine the assets of the fund with a similar fund of the Templeton Variable Products Series Fund (TVP), effective May 1, 2000. The table above only reflects fund statistics of the fund, which was the surviving fund of the merger, and not of the TVP fund. The fund statistics are for the year ended December 31, 1999.

                     FS-6 Franklin Small Cap Fund - Class 2

Franklin S&P 500 Index Fund

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of fund expenses.

MAIN INVESTMENTS Under normal market conditions, the fund uses investment "indexing" strategies designed to track the performance of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged stock market index, which is dominated by the securities of large U.S. companies. This index includes the securities of 500 companies from leading industrial sectors which represent a substantial portion of the market value of all common stocks publicly traded in the U.S. The S&P 500 Index weights stocks according to their market capitalization (share price multiplied by the number of common stock shares outstanding). Standard & Poor's Corporation determines the composition of the S&P 500 Index and may change the composition from time to time.

--------------------------------------------------------------------------------
This index fund invests to match the performance of the S&P 500 Composite Stock Price Index.
--------------------------------------------------------------------------------

The fund may invest in the common stocks in the S&P 500 Index in approximately the same proportions used in the S&P 500 Index. For example, if one company's securities made up 5% of the S&P 500 Index, the fund may invest 5% of its total assets in that company. This is called the "replication" method. Over time, the fund will seek to invest at least 80% of its total assets in the common stocks of companies included in the S&P 500 Index. The fund may also invest in a sample of stocks found in the S&P 500 Index, selected on the basis of computer-generated statistical data to resemble the full index in terms of industry weighting, market capitalization, and other characteristics such as beta, price-to-book ratios, price-to-earnings ratios and dividend yield. This is called the "optimization" method. Using this method, the fund may not hold all of the companies that are represented in the S&P 500 Index. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.

When the manager determines that it would be cost-effective or otherwise beneficial for the fund to do so, the fund may invest in derivative securities, such as stock index futures and stock index options, as a method of gaining market exposure in addition to, or instead of, investing directly in securities in the S&P 500 Index. As part of a derivative strategy, the fund may invest a small portion in short-term debt securities which may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, other money market securities, and money market funds.

Derivative securities are used as an efficient, low-cost method of gaining immediate exposure to a particular securities market without investing directly in the underlying securities. The fund may also invest in derivative securities to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. The fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

PORTFOLIO SELECTION The manager uses various "indexing" strategies designed to track the performance of the S&P 500 Index and does not seek to outperform the market as a whole by researching and selecting individual securities. The manager determines the mix of investments that it believes will, in a cost-effective manner, achieve the fund's investment goal and manages cash flows into and out of the fund.

TEMPORARY INVESTMENTS When the manager seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

                   FSP-1 Franklin S&P 500 Index Fund - Class 2

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the value of the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Large-capitalization stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. In the past, these periods have lasted for several years.

S&P INDEX STOCKS Since the S&P 500 Index is market capitalization weighted, stocks or sectors with significant market capitalizations can have a substantial impact on the performance of the index. For example, in recent years the top ten stocks in the index have come to account for nearly one quarter of its value and its performance, and technology stocks have increased from about 13% to roughly 30% of the S&P 500 Index. Of course, historically the sectors dominating the index have varied and the largest companies in the index have generally not made up such a large portion of the index as they have recently. To the extent that the fund's holdings are similar to the index, the same stocks and sectors that impact the S&P 500 Index will also impact the fund.

INDEX TRACKING The fund's ability to track its targeted index may be affected by transaction costs and fund expenses, cash flows, and changes in the composition of that index. In addition, the fund's performance may not precisely track the performance of its targeted index if the securities the manager has selected do not precisely track that index. If securities the fund owns underperforms those in that index, the fund's performance will be lower than that index. Unlike an unmanaged index, the fund pays operating expenses that may prevent the fund from precisely tracking an index's performance. Cash inflows from investors buying shares could create large balances of cash, while cash outflows from investors selling shares may require ready reserves of cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" targeted index.

DERIVATIVE SECURITIES Stock index futures and stock index options are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. The fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the fund enters into these transactions, their success will depend on the manager's ability to select appropriate derivative investments . The fund could suffer losses if its derivative securities do not correlate well with the indexes or securities for which they are acting as a substitute or if the fund cannot close out a position because the trading markets become illiquid.

More detailed information about the fund, its policies, and risks can be found in the SAI.

                   FSP-2 Franklin S&P 500 Index Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

Because the fund is new, it has no performance history.
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN S&P 500 INDEX FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)1,2

                                                     Class 2
------------------------------------------------------------
Management fees                                      0.15%
Distribution and service (12b-1) fees                0.25%
Other expenses                                       0.28%
                                                     ----
Total annual fund operating expenses                 0.68%
                                                     ====

1. The management fees and distribution and service (12b-1) fees shown are based on the fund's maximum contractual amount. Other expenses are estimated.
2. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 0.80% for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year     3 Years
------------------------------------------
  Class 2                $69        $218

                   FSP-3 Franklin S&P 500 Index Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers) 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, State Street Global Advisors (SSgA), Two International Place, Boston, Massachusetts 02110, is the fund's sub-advisor. SSgA is a division of State Street Bank and Trust Company. A team from SSgA provides Advisers with investment management advice and assistance.

The fund's lead portfolio manager is:

Mark Boyadjian                    Mr. Boyadjian is a Chartered Financial Analyst and holds a Bachelor of
PORTFOLIO MANAGER OF ADVISERS     Arts degree in Philosophy from University of California at Berkeley. Prior to joining the Franklin Templeton Group in 1998, Mr. Boyadjian was a
                                  portfolio manager at Scudder, Stevens & Clark.

The fund pays Advisers a fee for managing the fund's assets. The fee is equal to an annual rate of 0.15% of the fund's net assets. The manager is contractually obligated to limit management fees and make certain payments to reduce fund expenses as necessary so that Total annual fund operating expenses do not exceed 0.80% of the fund's class 2 net assets in 2000.

"Standard & Poor's/registered trademark/", "S&P/registered trademark/" and "S&P 500/registered trademark/" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Franklin Templeton Distributors, Inc. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Please see the SAI for more information.

                   FSP-4 Franklin S&P 500 Index Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                       Year ended December 31,
---------------------------------------------------------------------
                                                      1999 1
                                             ------------------------
Per share data ($)
Net asset value, beginning of year                     10.00
                                                       -----
 Net investment income                                   .04
 Net realized and unrealized gains                       .51
                                                       -----
Total from investment operations                         .55
                                                       -----
Net asset value, end of year                           10.55
                                                       =====
Total return (%)+                                       5.50

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                       88
Ratios to average net assets: (%)
 Expenses                                                .80*
 Expenses, excluding waiver by affiliate                1.23*
 Net investment income                                  2.17*

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period November 1, 1999 (commencement of operations) to December 31, 1999. Based on average shares outstanding.

                   FSP-5 Franklin S&P 500 Index Fund - Class 2

Franklin Strategic Income Securities Fund

GOALS AND STRATEGIES
--------------------
[GRAPHIC OMITTED]

GOALS The fund's principal investment goal is to earn a high level of current income. Its secondary goal is long-term capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in U.S. and non-U.S. debt securities. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. There are no set percentage limitations on the amount the fund invests in any particular types of debt securities. Rather, the fund actively and flexibly shifts its investments among various types of debt securities to respond to current and expected economic conditions, including:

/bullet/ high yield corporate bonds;

/bullet/ emerging market bonds;

/bullet/ international bonds;

/bullet/ convertible securities, including preferred stocks and bonds convertible into common stocks;

/bullet/ mortgage securities and other asset-backed securities;

/bullet/ U.S. Government bonds; and

/bullet/ preferred stock (non-convertible).

--------------------------------------------------------------------------------
The fund invests primarily in U.S. and non-U.S. bonds, including high yield, lower-rated bonds.
--------------------------------------------------------------------------------

The fund may invest up to 100% of its assets in high yield, lower-quality and defaulted debt securities ("junk bonds"). These securities are either rated below investment grade (below the top four long-term rating categories) by independent rating agencies such as Standard & Poor's Ratings Group (S&P/registered trademark/) and Moody's Investors Service, Inc. (Moody's), or are comparable unrated securities. Nevertheless, the fund generally invests in non-investment grade debt securities rated at least Caa by Moody's or CCC by S&P or unrated securities the fund's manager determines are of comparable quality. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The fund invests in many different securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities (U.S. Government securities). In addition to U.S. Treasury notes and bonds, the fund invests in mortgage-backed securities such as Government National Mortgage Association ("Ginnie Maes"), Federal National Mortgage Association, or Federal Home Loan Mortgage Corporation obligations, and asset-backed securities such as Small Business Administration obligations ("Sallie Maes"). The timely payment of principal and interest on U.S. Treasury securities, Ginnie Maes, and Sallie Maes, are backed by the full faith and credit of the U.S. Government. Securities issued or guaranteed by FNMA, FHLMC, and certain other entities do not carry this guarantee. The fund may also invest in mortgage-backed securities issued by private entities, which are supported by the credit of the issuer.

Derivative investments, such as forward currency exchange contracts, are used to help manage interest rate and currency risks, increase liquidity, or invest in a particular stock or bond in a more efficient way. The manager intends to manage the fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk, largely by using forward currency exchange contracts (Hedging Instruments).

In addition to its main investments, the fund may also invest in equity securities, largely common stock, or may receive other equities as a result of a corporate restructuring. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.

PORTFOLIO SELECTION The manager allocates its investments among the various types of debt available based on its assessment of changing economic, market, industry, and issuer conditions. The manager uses a "top-down" analysis of macroeconomic trends, market sectors, and industries to take advantage of varying sector reactions to economic events. For example, the manager evaluates business cycles, yield curves, countries' changing market, economic, and political conditions, the relative interest rates among currencies, and values between and within markets.

This "top-down" approach is combined with a "bottom-up" fundamental analysis of individual securities, including factors such as:

            FSI-1 Franklin Strategic Income Securities Fund - Class 2

/bullet/ a security's relative value based on anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

/bullet/ the experience and strength of the company's management;

/bullet/ the company's sensitivity to changes in interest rates and business conditions;

/bullet/ the company's debt maturity schedules and borrowing requirements; and

/bullet/ the company's changing financial condition and market recognition of the change.

In selecting debt securities, the manager conducts its own analysis of the security's intrinsic value rather than simply relying on the coupon rate or rating.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Changes in interest rates in markets around the world affect the prices of the fund's debt securities. If rates rise the value of the fund's debt securities will fall and so too will the fund's share price. This means you could lose money.
--------------------------------------------------------------------------------

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes. Increases in interest rates may also have an effect on the types of companies in which the fund normally invests because they may find it more difficult to obtain credit to expand, or have more difficulty meeting interest payments. Stripped securities, such as U.S. Treasury STRIPS, are extremely sensitive to changes in interest rates (and prepayments), and their price will fluctuate more than the prices of other interest-paying bonds or notes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the fund. With respect to the fund's mortgage-backed securities, if rates fall, mortgage holders will refinance their mortgage loans at lower interest rates, which will reduce the fund's interest and yield.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, even securities supported by credit enhancements have the credit risk of the entity providing credit support.

Lower-rated securities Securities rated below investment grade, sometimes called "junk bonds," generally have more risk than higher-rated securities. Companies issuing high yield debt securities are not as strong financially as those with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates that could prevent them from making interest and principal payments. If an issuer is not paying or stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by ratings agencies. Prices are often closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their

            FSI-2 Franklin Strategic Income Securities Fund - Class 2 prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the fund's ability to sell securities in response to specific economic events or to meet redemption requests.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

MORTGAGE SECURITIES AND ASSET-BACKED SECURITIES Ginnie Maes, and other mortgage- and asset-backed securities, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, and refinancing or foreclosure on the underlying mortgage or other loans. During periods of declining interest rates, principal prepayments generally increase. The fund may be forced to reinvest returned principal at lower interest rates, and there may be less potential for capital appreciation. In periods of rising interest rates, prepayments can decline, thus extending the security's maturity which may in turn cause the security's price to fall. Credit enhancements, if any, may be inadequate in the event of default.

DERIVATIVE SECURITIES, INCLUDING HEDGING INSTRUMENTS The performance of derivative investments, which includes Hedging Instruments, depends, at least in part, on the performance of an underlying asset such as stock prices or currency exchange rates. Hedging Instruments used by this fund may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

DIVERSIFICATION The fund is non-diversified as defined by the federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes

            FSI-3 Franklin Strategic Income Securities Fund - Class 2 affecting similar issuers or securities. The fund intends, however, to meet tax diversification requirements.

ILLIQUID SECURITIES The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the fund, its policies, and risks can be found in the SAI.

            FSI-4 Franklin Strategic Income Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

Because the fund is new, it has no performance history.
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN STRATEGIC INCOME SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)1,2

                                                     Class 2
------------------------------------------------------------
Management fees                                      0.43%
Distribution and service (12b-1) fees                0.25%
Other expenses                                       0.52%
                                                     -----
Total annual fund operating expenses                 1.20%
Waiver/expense reduction                            (0.20)%
                                                     -----
Net annual fund operating expenses                   1.00%
                                                     =====

1. The management fees and distribution and service (12b-1) fees shown are based on the fund's maximum contractual amount. Other expenses are estimated.
2. The manager and administrator had agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that total fund operating expenses do not exceed 1.00% of the fund's average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses are BEFORE WAIVER and remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year     3 Years
------------------------------------------
Class 2                $122       $381

            FSI-5 Franklin Strategic Income Securities Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers) 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California, 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, Templeton Investment Counsel, Inc. (TICI), 500 East Broward Blvd., Ft. Lauderdale, Florida 33394, through its Templeton Global Bond Managers division (Global Bond Managers), is the fund's sub-advisor. A team from Global Bond Fund Managers provides Advisers with investment management advice and assistance.

The team responsible for the fund's management is:

Eric G. Takaha, CFA                 Mr. Takaha has been a manager of the fund since its inception in 1999,
VICE PRESIDENT, ADVISERS            and has been with the Franklin Templeton Group since 1989.

Chris Molumphy, CFA                 Mr. Molumphy has been a manager of the fund since its inception in
SENIOR VICE PRESIDENT, ADVISERS     1999, and has been with the Franklin Templeton Group since 1988.

The fund pays Advisers a fee for managing the fund's assets. The fee is equal to an annual rate of:

/bullet/ 0.425% of the value of net assets up to and including $500 million;

/bullet/ 0.325% of the value of net assets over $500 million up to and including
         $1 billion;

/bullet/ 0.280% of the value of net assets over $1 billion up to and including
         $1.5 billion;

/bullet/ 0.235% of the value of net assets over $1.5 billion up to and including
         $6.5 billion;

/bullet/ 0.215% of the value of net assets over $6.5 billion up to and including
         $11.5 billion;

/bullet/ 0.200% of the value of net assets over $11.5 billion up to and including $16.5 billion;

/bullet/ 0.190% of the value of net assets over $16.5 billion up to and including $19 billion;

/bullet/ 0.180% of the value of net assets over $19 billion up to and including
         $21.5 billion; and

/bullet/ 0.170% of the value of net assets over $21.5 billion.

The manager is contractually obligated to limit management fees and make certain payments to reduce fund expenses so that Total annual fund operating expenses do not exceed 1.00% of the fund's class 2 net assets in 2000.

            FSI-6 Franklin Strategic Income Securities Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

                                               Year ended December 31,
Class 1                                                1999 1
----------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                      10.00
                                                        -----
 Net investment income                                    .38
 Net realized and unrealized gains                       (.12)
                                                        -----
Total from investment operations                          .26
 Distributions from net investment income                (.30)
                                                        -----
Net asset value, end of year                             9.96
                                                        =====
Total return (%)+                                        2.61
Ratios/supplemental data
Net assets, end of year ($ x 1,000)                     4,741
Ratios to average net assets: (%)
 Expenses                                                 .75*
 Expenses, excluding waiver by affiliate                 1.46*
 Net investment income                                   7.52*
Portfolio turnover rate (%)                              9.96

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period July 1, 1999 (commencement of operations) to December 31, 1999. Based on average shares outstanding.

            FSI-7 Franklin Strategic Income Securities Fund - Class 2

Franklin Technology Securities Fund

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies expected to benefit from the development, advancement, and use of technology. These may include, for example, companies in the following areas:

--------------------------------------------------------------------------------
The fund concentrates in common stocks of technology companies.
--------------------------------------------------------------------------------

/bullet/ Technology services, including Internet services, data processing, technology consulting and implementation services, and electronics distributors;

/bullet/ Computer software;

/bullet/ Computing hardware, peripherals, and electronic components;

/bullet/ Semiconductors, semiconductor fabrication equipment, and precision instruments;

/bullet/ Telecommunications, including communications equipment and services;

/bullet/ Media and information services, including cable television, broadcasting, satellite and media content;

/bullet/ Health-care technology and biotechnology; and

/bullet/ Aerospace and defense technologies.

The fund may invest in companies of any size, and may, from time to time, invest a significant portion of its assets in smaller companies. The fund may invest up to 35% of its total assets in foreign securities.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Such advantages as a particular marketing niche, proven technology, strong management, and industry leadership are all factors the manager believes point to strong growth potential.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

TECHNOLOGY COMPANIES By focusing on technology industries, the fund carries much greater risks of adverse developments among such industries than a fund that invests in a wider variety of industries. Prices often change collectively without regard to the merits of individual companies. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and competition for market share, and the potential for falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks of rapidly changing technologies. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

               FT-1 Franklin Technology Securities Fund - Class 2

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

GROWTH STYLE STOCK INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more expensive relative to their earnings or assets compared to value or other stocks. Because the fund's manager uses an aggressive growth strategy, an investment in the fund involves greater risk and more volatility than an investment in a growth fund investing entirely in proven growth stocks.

FOREIGN SECURITIES Securities of companies located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

SMALLER COMPANIES While smaller companies may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the fund, or only in very limited quantities. Thus, when the fund's size is smaller, any gains from IPOs will have an exaggerated impact on the fund's reported performance than when the fund is larger.

DIVERSIFICATION The fund is non-diversified as defined by federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes

               FT-2 Franklin Technology Securities Fund - Class 2 affecting similar issuers or securities. The fund intends, however, to meet tax diversification requirements.

LIQUIDITY The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

PORTFOLIO TURNOVER Because of the fund's emphasis on technology stocks, the fund's portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the fund, including portfolio transaction costs.

More detailed information about the fund, its policies, and risks can be found in the SAI.

               FT-3 Franklin Technology Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

Because the fund is new, it has no performance history.
--------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN TECHNOLOGY SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)1,2

                                                     Class 2
------------------------------------------------------------
Management fees                                      0.55%
Distribution and service (12b-1) fees 3              0.25%
Other expenses                                       0.38%
                                                     ----
Total annual fund operating expenses                 1.18%
                                                     ====

1. The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated.
2. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 1.30% of average net assets, including class 2's 12b-1 plan fee, for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.
3. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years
-------------------------------
Class 2     $120       $375

               FT-4 Franklin Technology Securities Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Ian Link, CFA                       Mr. Link has been a manager of the fund since its inception, and has
VICE PRESIDENT, ADVISERS            been with the Franklin Templeton group since 1989.

Canyon Chan, CFA                    Mr. Chan has been a manager of the fund since its inception, and has
VICE PRESIDENT, ADVISERS            been with the Franklin Templeton group since 1991.

Conrad Herrmann, CFA                Mr. Herrmann has been a manager of the fund since its inception, and
SENIOR VICE PRESIDENT, ADVISERS     has been with the Franklin Templeton group since 1989.

The fund pays Advisers a fee for managing the fund's assets. The fee is equal to an annual rate of:

/bullet/ 0.550% of the value of net assets up to and including $500 million;

/bullet/ 0.450% of the value of net assets over $500 million, up to and including $1 billion;

/bullet/ 0.400% of the value of net assets over $1 billion, up to and including
         $1.5 billion;

/bullet/ 0.350% of the value of net assets over $1.5 billion, up to and including $6.5 billion;

/bullet/ 0.325% of the value of net assets over $6.5 billion, up to and including $11.5 billion;

/bullet/ 0.300% of the value of net assets over $11.5 billion, up to and including $16.5 billion;

/bullet/ 0.290% of the value of net assets over $16.5 billion, up to and including $19 billion;

/bullet/ 0.280% of the value of net assets over $19 billion, up to and including
         $21.5 billion; and

/bullet/ 0.270% of the value of net assets over $21.5 billion.

The manager is contractually obligated to limit management fees so that Total annual fund operating expenses do not exceed 1.30% of the fund's class 2 net assets in 2000.

               FT-5 Franklin Technology Securities Fund - Class 2

Franklin U.S. Government Fund
(previously U.S. Government Securities Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is income.

MAIN INVESTMENTS Under normal market conditions, the fund will invest in a portfolio limited to U.S. Government securities, primarily fixed and variable rate mortgage-backed securities. The fund currently invests a substantial portion of its assets in Government National Mortgage Association obligations ("Ginnie Maes").

--------------------------------------------------------------------------------
The fund invests primarily in mortgage-backed U.S. Government securities.
--------------------------------------------------------------------------------

Ginnie Maes represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The individual loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive periodic principal and interest payments. Ginnie Maes carry a guarantee backed by the full faith and credit of the U.S. Government. The guarantee applies only to the timely payment of principal and interest on the mortgages in the pool, and does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the fund, which will vary with changes in interest rates and other market conditions. Ginnie Mae yields (interest income as a percent of price) have historically exceeded the current yields on other types of U.S. Government securities with comparable maturities, although interest rate changes and unpredictable prepayments can greatly change total return.

In addition to Ginnie Maes, the fund may invest in mortgage-backed securities issued or guaranteed by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, or other U.S. Government agencies. The fund may also invest in U.S. Government securities backed by other types of assets, including business loans guaranteed by the U.S. Small Business Administration, and obligations of the Tennessee Valley Authority. Finally, the fund may invest in U.S. Treasury bonds, notes and bills, and securities issued by U.S. Government agencies or authorities. Securities issued or guaranteed by FNMA, FHLMC, TVA and certain other entities are not backed by the full faith and credit of the U.S. Government, but are generally supported by the creditworthiness of the issuer.

These debt securities may be fixed-rate, adjustable-rate, a hybrid of the two, or zero coupon securities. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The zero coupon bonds purchased by the fund are typically those which are issued or created by the U.S. Government or its agencies, where the interest coupons have been "stripped off" a bond and the rights to principal and interest payments are sold separately. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest.

PORTFOLIO SELECTION The manager generally buys, and holds, high quality securities which pay high current interest rates. Using this straightforward, low turnover approach, the manager seeks to produce high current income with a high degree of credit safety and lower price volatility, from a conservatively managed portfolio of U.S. Government securities.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

                  FUS-1 Franklin U.S. Government Fund - Class 2

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Changes in interest rates affect the prices of the fund's debt securities. If rates rise, the value of the fund's debt securities will fall and so too will the fund's share price. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. Zero coupon bonds are more sensitive to interest rate changes and their price will fluctuate more than the prices of interest-paying bonds or notes for comparable maturities. In general, securities with longer maturities are more sensitive to these price changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the fund.

GINNIE MAES Ginnie Maes, and other mortgage and asset-backed securities, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage or other loans. During periods of declining interest rates, the volume of principal prepayments generally increases as borrowers refinance their mortgages at lower rates. The fund may be forced to reinvest returned principal at lower interest rates, reducing the fund's income. For this reason, Ginnie Maes may be less effective than other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates than other investments with similar maturities. A reduction in the anticipated rate of principal payments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes making them more susceptible than other debt securities to a decline in market value when interest rates rise. This could increase volatility of the fund's returns and share price.

CREDIT The fund's investments in securities which are not backed by the full faith and credit of the U.S. Government depend upon the ability of the issuing agency or instrumentality to meet interest or principal payments, and may not permit recourse against the U.S. Treasury. Accordingly, the issuers of some securities considered to be U.S. Government securities may be unable to make principal and interest payments when due.

More detailed information about the fund, its policies, and risks can be found in the SAI.

                  FUS-2 Franklin U.S. Government Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                               1 Year    5 Years   10 Years
-----------------------------------------------------------
Franklin U.S. Government
  Fund - Class 2 1              -1.10%     7.53%     7.43%
Lehman Brothers
  Intermediate Government
  Bond Index 2                   0.49%     6.93%     7.10%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. Lehman Brothers Intermediate Government Bond Index is an unmanaged index of fixed-rate bonds issued by the U.S. Government and its agencies that are rated investment grade or higher and have one to ten years remaining until maturity and at least $100 million outstanding. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

                  FUS-3 Franklin U.S. Government Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN U.S. GOVERNMENT FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees 1                                    0.49%
Distribution and service (12b-1) fees 2              0.25%
Other expenses                                       0.02%
                                                     ----
Total annual fund operating expenses                 0.76%
                                                     ====

1. The fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2       $78       $243         $422        $942

                  FUS-4 Franklin U.S. Government Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Jack Lemein                            Mr. Lemein has been a manager of the fund since its inception in 1989,
EXECUTIVE VICE PRESIDENT, ADVISERS     and has more than 30 years experience in the securities industry.

Roger Bayston, CFA                     Mr. Bayston has been a manager of the fund since 1993, and has been
SENIOR VICE PRESIDENT, ADVISERS        with the Franklin Templeton Group since 1991.

T. Anthony Coffey, CFA                 Mr. Coffey has been a manager of the fund since 1996, and has been
VICE PRESIDENT, ADVISERS               with the Franklin Templeton Group since 1989.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 0.49% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                        Year ended December 31,
----------------------------------------------------------------------
                                                       1999 1
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                      13.89
                                                        -----
 Net investment income                                    .77
 Net realized and unrealized losses                      (.92)
                                                        -----
Total from investment operations                         (.15)
                                                        -----
 Distributions from net investment income               (1.96)
                                                        -----
Net asset value, end of year                            11.78
                                                        =====
Total return (%)+                                       (1.10)

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                     1,877
Ratios to average net assets: (%)
 Expenses                                                 .77*
 Net investment income                                   5.95*
Portfolio turnover rate (%)                              7.90

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding.

                  FUS-5 Franklin U.S. Government Fund - Class 2

Franklin Value Securities Fund
(previously Value Securities Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term total return.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies of various sizes that the fund's manager believes are selling substantially below the underlying value of their assets or their private market value (what a sophisticated investor would pay for the entire company). Following this strategy, the fund will invest in companies with, for example:

/bullet/ Stock prices that are low relative to current or historical earnings, book value, cash flow, or sales--all relative to the market, a company's industry or a company's earnings growth.

/bullet/ Recent sharp price declines ("fallen angels") but that still have significant growth potential in the manager's opinion.

/bullet/ Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, tax-loss carry forwards, or patents and trademarks.

--------------------------------------------------------------------------------
The fund invests primarily in the common stocks of companies the manager believes are undervalued.
--------------------------------------------------------------------------------

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities. The fund may invest primarily in small-cap companies, with market capitalization values (share price multiplied by the number of common stock shares outstanding) of less than $1.5 billion. The fund may also invest up to 25% of its total assets in foreign securities, including those in emerging markets, but does not currently intend to invest more than 10%.

PORTFOLIO SELECTION The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy for this fund. As a "bottom-up" adviser focusing primarily on individual securities, the manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. The manager seeks bargains among the "under researched and unloved" - out of favor companies that offer, in the manager's opinion, excellent long-term potential that might include current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have significant growth potential in the manager's opinion, or companies that are a potential turnaround or takeover target.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in

                  FV-1 Franklin Value Securities Fund - Class 2 such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

The fund's bargain-driven focus may result in the fund choosing securities that are not widely followed by other investors. "Cheaply" priced securities may also include companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled but have "fundamentals" the manager believes are good), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management, or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

DIVERSIFICATION The fund is non-diversified as defined by federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The fund intends, however, to meet tax diversification requirements.

FOREIGN SECURITIES Securities of companies located outside the U.S. involve risks that can increase losses in the fund. These include CURRENCY RISKS (fluctuations in currency exchange rates; devaluations by governments; and the new euro currency) and COUNTRY AND COMPANY RISKS (political, social, and economic instability; less liquid securities or markets; restrictions on removal of currency and other assets; punitive taxes; custody and settlement risks; less government supervision and regulation of foreign markets and their participants; and less stringent disclosure, financial accounting or reporting standards). EMERGING MARKET COUNTRIES have heightened risks including a greater likelihood of currency devaluations, less liquidity, and greater volatility.

More detailed information about the fund, its policies, and risks can be found in the SAI.

                  FV-2 Franklin Value Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                   Since
                                                 Inception
                                      1 Year     05/01/98
-----------------------------------------------------------
Franklin Value Securities Fund -
  Class 2 1                             1.39%      -13.16%
Russell 2000 Value Index 2             -1.49%       -9.52%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. The unmanaged Russell 2000 Growth Index measures the performance of companies with lower price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

                  FV-3 Franklin Value Securities Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN VALUE SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees                                      0.60%
Distribution and service (12b-1) fees 1              0.25%
Other expenses                                       0.21%
                                                     ----
Total annual fund operating expenses                 1.06%
                                                     ====

1. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2     $108       $337        $585        $1,294

                  FV-4 Franklin Value Securities Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey, 07024, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

William J. Lippman               Mr. Lippman has been a manager of the fund since its inception in 1998.
PRESIDENT, ADVISORY SERVICES     He has more than 30 years' experience in the securities industry and joined the Franklin Templeton Group in 1988.

Bruce C. Baughman                Mr. Baughman has been a manager of the fund since its inception in
SENIOR VICE PRESIDENT,           1998, and has been with the Franklin Templeton Group since 1988.
ADVISORY SERVICES

Margaret McGee                   Ms. McGee has been a manager of the fund since its inception in 1998
VICE PRESIDENT,                  and has been with the Franklin Templeton Group since 1988.
ADVISORY SERVICES

The fund pays Advisory Services a fee for managing the fund's assets. For the fiscal year ended December 31, 1999, the fund paid 0.60% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                       Year Ended December 31,
---------------------------------------------------------------------
                                                      1999 1
                                             ------------------------
Per share data ($)
Net asset value, beginning of year                      7.97
                                                       -----
 Net investment income                                   .05
 Net realized and unrealized losses                     (.12)
                                                      ------
Total from investment operations                        (.07)
                                                      ------
Distributions from net investment income                (.02)
                                                      ------
Net asset value, end of year                            7.88
                                                      ======
Total return (%)+                                       (.90)

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                    1,263
Ratios to average net assets: (%)
 Expenses                                               1.06*
 Net investment income                                   .62*
Portfolio turnover rate (%)                            61.23

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding.

                  FV-5 Franklin Value Securities Fund - Class 2

Franklin Zero Coupon Funds: maturing in December 2000, 2005, 2010
(previously Zero Coupon Funds, 2000, 2005, 2010)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL Each fund's investment goal is to provide as high an investment return as is consistent with capital preservation.

--------------------------------------------------------------------------------
Each fund seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific date in the future by investing primarily in zero coupon securities.
--------------------------------------------------------------------------------

MAIN INVESTMENTS Under normal market conditions, each fund will invest at least 65% of its net assets in zero coupon debt securities, primarily U.S. Treasury issued stripped securities and stripped securities issued by the U.S. Government, and its agencies and authorities. The fund may also invest a lesser amount in zero coupon securities issued by U.S. companies and stripped eurodollar obligations, which are U.S. dollar denominated debt securities typically issued by foreign subsidiaries of U.S. companies.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The buyer receives the rate of return by the gradual appreciation of the zero coupon bond, which is redeemed at face value on the specified maturity date.

Stripped securities result from the separation of a bond's interest coupons from the obligation to repay principal. An "interest only" strip is, in essence a zero coupon bond, which has only the right to the repayment of principal. Stripped U.S. Treasury securities are backed by the full faith and credit of the U.S. Government. The guarantee applies only to the timely payment of principal and does not apply to the market prices and yields of the zero coupon bonds or to the net asset value or performance of the fund, which will vary with changes in interest rates and other market conditions. Where the fund invests in other than stripped U.S. Treasury securities, the zero coupon bonds will be rated at least A by independent rating agencies such as Standard & Poor's Ratings Group (S&P/registered trademark/) or Moody's Investors Services, Inc. (Moody's) or, if unrated, securities determined by the Manager to be comparable.

As a fund approaches its Target Date, its investments will be made up of increasingly larger amounts of short-term money market investments, including cash and cash equivalents.

PORTFOLIO SELECTION In selecting investments for the funds, the manager seeks to keep the average duration of each fund to within twelve months of each fund's maturity Target Date. Duration is a measure of the length of an investment, taking into account the timing and amount of any interest payments and the principal repayment. By balancing investments with slightly longer and shorter durations, the manager believes it can reduce its unknown "reinvestment risk." Since each fund will not be invested entirely in zero coupon securities maturing on the Target Date but also will invest in money market securities, there will be some reinvestment risk and liquidation costs.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

MATURITY Each fund matures on the third Friday of December of its specific maturity year (Target Date). The Zero Coupon Fund - 2000 will mature on December 15, 2000. On each fund's Target Date, the fund will be converted into cash. At least 30 days prior to the Target Date, contract owners will be notified and given an opportunity to select another investment option. If an investor does not complete an instruction form directing what should be done with the cash proceeds, the proceeds will be automatically invested in a money market fund available under the contract and the contract owners will be notified of such event.

          FZ-1 Franklin Zero Coupon Funds - 2000, 2005, 2010 - Class 2

MAIN RISKS
----------
[GRAPHIC OMITTED]

Each fund's main risks can affect its share price, its distributions or income, and therefore, the fund's performance.

If fund shares are redeemed prior to the maturity of the fund, an investor may receive a significantly different investment return than anticipated at the time of purchase. Therefore, the Zero Coupon Funds may not be appropriate for contract owners who do not plan to invest for the long-term or until maturity.

--------------------------------------------------------------------------------
Changes in interest rates affect the prices of the fund's debt securities. If rates rise, the value of the fund's debt securities will fall and so too will the fund's share price. This means you could lose money.
--------------------------------------------------------------------------------

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. Because zero coupon securities do not pay interest, the market value of zeros can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. When interest rates fall, however, zeros rise more rapidly in value. In general, securities with longer maturities usually are more sensitive to price changes. Thus, the Zero Coupon Fund 2010 may experience more volatility in its share price than the Zero Coupon Fund 2000. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the fund.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

More detailed information about the fund, its policies, and risks can be found in the SAI.

          FZ-2 Franklin Zero Coupon Funds - 2000, 2005, 2010 - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

Because class 2 shares were not offered for fiscal year 1999, the fund's class 1 performance is shown.

These bar charts and tables show the volatility of the funds' returns, which is one indicator of the risks of investing in the funds. The bar charts show changes in the funds' returns from year to year over the past ten calendar years or since the funds' inception. The tables show how each fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the funds are investment options. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                1 Year    5 Years   10 Years
------------------------------------------------------------
Franklin Zero Coupon Fund,
  2000 - Class 1 1              3.07%      7.96%     8.23%
Merrill Lynch 1-Year Zero
  Coupon Bond Index 2           4.34%      6.18%     6.25%

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                 1 Year    5 Years   10 Years
-------------------------------------------------------------
Franklin Zero Coupon Fund,
  2005 - Class 1 1               -5.88%     9.11%     8.88%
Merrill Lynch 5-Year Zero
  Coupon Bond Index 2            -3.00%     7.21%     7.79%

          FZ-3 Franklin Zero Coupon Funds - 2000, 2005, 2010 - Class 2

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                 1 Year      5 Years    10 Years
----------------------------------------------------------------
Franklin Zero Coupon
  Fund, 2010 - Class 1 1         -12.24%      10.22%     9.25%
Merrill Lynch 10-Year Zero
  Coupon Bond Index 2            -10.34%       9.17%     9.08%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered in fiscal year 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current 12b-1 fees are set by Board approval at an annual rate of 0.25%.
2. Source: Standard & Poor's Micropal. The unmanaged Merrill Lynch Zero Coupon indices include zero coupon bonds that pay no interest and are issued at a discount from redemption price. One cannot invest directly in an index, nor is an index representative of the fund's investments.

          FZ-4 Franklin Zero Coupon Funds - 2000, 2005, 2010 - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

FRANKLIN ZERO COUPON FUNDS - CLASS 2:
MATURING IN DECEMBER 2000, 2005, 2010

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                        Franklin     Franklin     Franklin
                                          Zero         Zero         Zero
                                         Coupon       Coupon       Coupon
                                          Fund,        Fund,       Fund,
Class 2                                   2000         2005         2010
--------------------------------------------------------------------------
Maximum sales charge (load)
  imposed on purchases                     0.00%        0.00%       0.00%
Maximum deferred sales charge (load)       0.00%        0.00%       0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                          Franklin     Franklin     Franklin
                                            Zero         Zero         Zero
                                           Coupon       Coupon       Coupon
                                            Fund,        Fund,       Fund,
Class 2                                     2000         2005         2010
----------------------------------------------------------------------------
Management fees 1                          0.63%        0.63%        0.63%
Other expenses 1                           0.02%        0.02%        0.02%
Distribution and service (12b-1) fees 2    0.25%        0.25%        0.25%
                                           ----         ----         ----
Total annual fund operating expenses       0.90%        0.90%        0.90%
                                           ====         ====         ====

1. The funds' administration fees are paid indirectly through the management fees. Management fees and other expenses are based on class 1's expenses for the fiscal year 1999.
2. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

These examples can help you compare the cost of investing in the funds with the cost of investing in other mutual funds. They assume:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Each investment has a 5% return each year; and

/bullet/ Each fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year   3 Years
---------------------------------------------------
Franklin Zero Coupon Fund, 2000 -
  Class 21                           $92      $287
Franklin Zero Coupon Fund, 2005 -
  Class 2                            $92      $287
Franklin Zero Coupon Fund, 2010 -
  Class 2                            $92      $287

1. The fund will mature on December 15, 2000. See "Maturity" under "GOAL AND STRATEGIES."

          FZ-5 Franklin Zero Coupon Funds - 2000, 2005, 2010 - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

MANAGEMENT TEAM  The team responsible for the fund's management is:

Roger Bayston, CFA                     Mr. Bayston has been a manager of the fund since November 1999, and
SENIOR VICE PRESIDENT, ADVISERS        has been with the Franklin Templeton Group since 1991.

Jack Lemein                            Mr. Lemein has been a manager of the fund since its inception in 1989,
EXECUTIVE VICE PRESIDENT, ADVISERS     and has more than 30 years' experience in the securities industry.

T. Anthony Coffey, CFA                 Mr. Coffey has been a manager of the fund since 1989, and has been
VICE PRESIDENT, ADVISERS               with the Franklin Templeton Group since 1989.

Each fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, each fund paid .63% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 1 shares for the past five years or since each fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the funds' Annual Report (available upon request).

Franklin Zero Coupon Fund, 2000 - Class 1                                   Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------
                                                          1999 1        1998          1997          1996         1995
                                                        ----------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                          14.81        15.14         15.19         15.73        13.62
                                                        ----------------------------------------------------------------
 Net investment income                                        .98         1.22          1.15           .98          .75
 Net realized and unrealized gains (losses)                  (.55)        (.15)         (.12)         (.65)        2.03
                                                        ----------------------------------------------------------------
Total from investment operations                              .43         1.07          1.03           .33         2.78
                                                        ----------------------------------------------------------------
 Distributions from net investment income                   (2.33)       (1.21)        (1.06)         (.86)        (.67)
 Distributions from net realized gains                       (.34)        (.19)         (.02)         (.01)          --
                                                        ----------------------------------------------------------------
Total distributions                                         (2.67)       (1.40)        (1.08)         (.87)        (.67)
                                                        ----------------------------------------------------------------
Net asset value, end of year                                12.57        14.81         15.14         15.19        15.73
                                                        ================================================================
Total return (%)+                                            3.07         7.50          7.11          2.43        20.67

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                        70,918       93,543       111,650       129,601      137,357
Ratios to average net assets: (%)
Expenses                                                      .65          .40           .40           .40          .40
Expenses excluding waiver and payments by affiliate           .65          .66           .63           .62          .63
Net investment income                                        6.85         6.67          6.47          6.14         6.14
Portfolio turnover rate (%)                                 10.42        17.70          6.16           .58         1.63

          FZ-6 Franklin Zero Coupon Funds - 2000, 2005, 2010 - Class 2

Franklin Zero Coupon Fund, 2005 - Class 1                                  Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------
                                                          1999 1        1998         1997         1996         1995
                                                        --------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                          17.74        17.05        16.35        17.38        13.76
                                                        --------------------------------------------------------------
 Net investment income                                        .98         1.01         1.14          .96          .78
 Net realized and unrealized gains (losses)                 (2.01)        1.03          .63        (1.13)        3.53
                                                        --------------------------------------------------------------
Total from investment operations                            (1.03)        2.04         1.77         (.17)        4.31
                                                        --------------------------------------------------------------
 Distributions from net investment income                   (2.10)       (1.10)       (1.06)        (.86)        (.69)
 Distributions from net realized gains                       (.10)        (.25)        (.01)          --           --
                                                        --------------------------------------------------------------
Total distributions                                         (2.20)       (1.35)       (1.07)        (.86)        (.69)
                                                        --------------------------------------------------------------
Net asset value, end of year                                14.51        17.74        17.05        16.35        17.38
                                                        ==============================================================
Total return (%)+                                           (5.88)       12.53        11.37         (.50)       31.76

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                        65,895       84,487       77,296       82,603       83,222
Ratios to average net assets: (%)
Expenses                                                      .65          .40          .40          .40          .40
Expenses excluding waiver and payments by affiliate           .65          .66          .65          .65          .66
Net investment income                                        5.93         5.82         6.16         6.15         6.19
Portfolio turnover rate (%)                                 15.87         3.87         4.52         2.06         1.72

Franklin Zero Coupon Fund, 2010 - Class 1                                  Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------
                                                          1999 1        1998         1997         1996         1995
                                                        --------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                          19.05        17.83        16.29        18.04        13.02
                                                        --------------------------------------------------------------
 Net investment income                                        .99         1.09         1.02         1.02          .76
 Net realized and unrealized gains (losses)                 (3.24)        1.39         1.54        (1.65)        4.75
                                                        --------------------------------------------------------------
Total from investment operations                            (2.25)        2.48         2.56         (.63)        5.51
                                                        --------------------------------------------------------------
 Distributions from net investment income                   (2.14)       (1.11)       (1.01)        (.88)        (.49)
 Distributions from net realized gains                       (.51)        (.15)        (.01)        (.24)          --
                                                        --------------------------------------------------------------
Total distributions                                         (2.65)       (1.26)       (1.02)       (1.12)        (.49)
                                                        --------------------------------------------------------------
Net asset value, end of year                                14.15        19.05        17.83        16.29        18.04
                                                        ==============================================================
Total return (%)+                                          (12.24)       14.45        16.57        (2.69)       42.79

Ratios/supplemental data
Net assets, end of year (x 1,000)                          66,049       93,515       85,515       78,816       85,633
Ratios to average net assets: (%)
Expenses                                                      .65          .40          .40          .40          .40
Expenses excluding waiver and payments by affiliate           .65          .66          .65          .65          .66
Net investment income                                        5.83         5.55         6.21         6.24         6.41
Portfolio turnover rate (%)                                 19.30        15.92        12.20        16.10        31.45

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower.
1. Based on average shares outstanding.

          FZ-7 Franklin Zero Coupon Funds - 2000, 2005, 2010 - Class 2

Mutual Discovery Securities Fund

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies of any nation that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the fund primarily invests in:

/bullet/ Undervalued Stocks Stocks trading at a discount to intrinsic value.

And, to a much smaller extent, the fund invests in:

/bullet/ Restructuring Companies Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers.

/bullet/ Distressed Companies Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

--------------------------------------------------------------------------------
The fund invests primarily in common stocks of U.S. and non-U.S. companies the manager believes are undervalued.
--------------------------------------------------------------------------------

The fund invests primarily in mid- and large-cap companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $1.5 billion. The fund also may invest a significant portion of its assets in small-cap companies. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

While the fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit.

The fund may invest 50% or more of its total assets in foreign equity and debt securities, which may include sovereign debt and participations in foreign government debt. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The fund generally seeks to hedge (protect) against currency risks largely using forward foreign currency exchange contracts (Hedging Instruments), where available, and when, in the manager's opinion, it is economical to do so.

The fund's investments in Restructuring and Distressed Companies typically involve the purchase of lower-rated or defaulted debt securities (junk bonds), or comparable unrated debt securities, or the purchase of the direct indebtedness (or participations in the indebtedness) of such companies. Indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank or insurance company. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or insurance companies. By purchasing all or a part of a company's direct indebtedness, a fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The fund generally makes such investments to achieve capital appreciation, rather than to seek income.

The fund also may purchase trade claims and other similar direct obligations or claims against a company in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or service to the company.

PORTFOLIO SELECTION The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities of both public or private companies. Similarly, debt securities, including indebtedness, participations, and trade claims, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security or investment. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

                 MD-1 Mutual Discovery Securities Fund - Class 2

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The prices of debt securities of Restructuring or Distressed Companies also may be "cheap" relative to the perceived value of the company's assets. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions around the world, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

The fund's bargain-driven focus may result in the fund choosing securities that are not widely followed by other investors. "Cheaply" priced securities may also include those of companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled but have "fundamentals" the manager believes are good), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.

RESTRUCTURING COMPANIES There can be no assurance that any merger or other restructuring, or tender or exchange offer proposed at the time the fund invests will be completed on the terms contemplated, and will therefore, benefit the fund.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging

                 MD-2 Mutual Discovery Securities Fund - Class 2 markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions and increases in interest rates, their growth prospects are less certain and their securities are less liquid. These companies may suffer significant losses, and can be considered speculative.

CREDIT An issuer may be unable to make interest payments or repay principal.

Lower-rated and unrated debt securities, including Indebtedness and Participations Junk bonds generally have more risk, fluctuate more in price, and are less liquid than higher rated securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. Companies issuing such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. Purchasers of participations, such as the fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the company issuing the underlying indebtedness. The fund may lose its entire investment in defaulted bonds.

HEDGING INSTRUMENTS Hedging Instruments used by this fund are considered derivative investments which may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out its position because the trading market becomes illiquid.

ILLIQUID SECURITIES The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the fund, its policies, and risks can be found in the SAI.

                 MD-3 Mutual Discovery Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                   Since
                                                 Inception
                                       1 Year    11/08/96
----------------------------------------------------------
Mutual Discovery Securities Fund
  Class 2 1                            23.49%     12.01%
S&P 500 Index 2                        21.04%     27.52%
Russell 2000 Index 2                   21.26%     14.45%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. The Russell 2000 Index measures the 2000 smallest companies in the Russell 3000 Index. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

                 MD-4 Mutual Discovery Securities Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

MUTUAL DISCOVERY SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)1

                                                     Class 2
------------------------------------------------------------
Management fees                                      0.80%
Distribution and service (12b-1) fees                0.25%
Other expenses                                       0.21%
                                                     ----
Total annual fund operating expenses                 1.26%
                                                     ====

1. The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2     $128       $400        $692        $1,523

                 MD-5 Mutual Discovery Securities Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the fund's investment manager.

Michael F. Price is Chairman of the Board of Directors of Franklin Mutual.

MANAGEMENT TEAM The team member primarily responsible for the fund's management is:

David J. Winters                          Mr. Winters has been a manager of the fund since 1998. Before joining
SENIOR VICE PRESIDENT, ADVISERS           the Franklin Templeton Group in 1996, he was a research analyst for
AND DIRECTOR OF RESEARCH                  Heine Securities Corporation (Heine), the predecessor of Franklin
FRANKLIN MUTUAL                           Mutual.

The managers listed above are part of a larger team of investment professionals with management responsibility for all of the funds managed by Franklin Mutual, including this fund.
The team also includes:

Peter A. Langerman                        Mr. Langerman has been involved with the management of the fund
PRESIDENT AND CHIEF EXECUTIVE OFFICER     since its inception in 1996. Before joining the Franklin Templeton Group
FRANKLIN MUTUAL                           in 1996, he was a research analyst for Heine.

Robert L. Friedman                        Mr. Friedman has been involved with the management of the fund since
SENIOR VICE PRESIDENT                     its inception in 1996. Before joining the Franklin Templeton Group in
FRANKLIN MUTUAL                           1996, he was a research analyst for Heine.

Lawrence N. Sondike                       Mr. Sondike has been involved with the management of the fund since
SENIOR VICE PRESIDENT                     its inception in 1996. Before joining the Franklin Templeton Group in
FRANKLIN MUTUAL                           1996, he was a research analyst for Heine.

Jeffrey A. Altman                         Mr. Altman has been involved with the management of the fund since its
SENIOR VICE PRESIDENT                     inception in 1996. Before joining the Franklin Templeton Group in 1996,
FRANKLIN MUTUAL                           he was a research analyst for Heine.

Raymond Garea                             Mr. Garea has been involved with the management of the fund since its
SENIOR VICE PRESIDENT                     inception in 1996. Before joining the Franklin Templeton Group in 1996,
FRANKLIN MUTUAL                           he was a research analyst for Heine.

In addition, the following Franklin Mutual employees serve as Assistant Portfolio Managers:

Jeff Diamond                              Mr. Diamond has been involved with the management of the fund since
ASSISTANT PORTFOLIO MANAGER               1998. Before joining the Franklin Templeton Group in 1998, he was a
FRANKLIN MUTUAL                           vice president and co-manager of Prudential Conservative Stock Fund.

Susan Potto                               Ms. Potto has been involved with the management of the fund since its
VICE PRESIDENT                            inception in 1996. Before joining the Franklin Templeton Group in 1996,
FRANKLIN MUTUAL                           she was a research analyst for Heine.

The fund pays Franklin Mutual a fee for managing the fund's assets. For the fiscal year ended December 31, 1999, the fund paid 0.80% of its average daily net assets to the manager for its services.

                 MD-6 Mutual Discovery Securities Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                        Year ended December 31,
----------------------------------------------------------------------
                                                      1999 1,2
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                       11.65
                                                        ------
 Net investment income                                     .11
 Net realized and unrealized gains                        2.15
                                                        ------
Total from investment operations                          2.26
                                                        ------
 Distributions from net investment income                 (.37)
                                                       -------
Net asset value, end of year                             13.54
                                                       =======
Total return (%)+                                        19.68

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                        413
Ratios to average net assets: (%)
 Expenses                                                 1.27
 Net investment income                                     .94*
Portfolio turnover rate (%)                             104.69

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999.
2. Based on average shares outstanding.

                 MD-7 Mutual Discovery Securities Fund - Class 2

Mutual Shares Securities Fund

GOALS AND STRATEGIES
--------------------
[GRAPHIC OMITTED]

GOALS The fund's principal investment goal is capital appreciation. Its secondary goal is income.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the fund primarily invests in:

/bullet/ Undervalued Stocks Stocks trading at a discount to intrinsic value.

And to a much smaller extent, the fund also invests in:

/bullet/ Restructuring Companies Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers.

/bullet/ Distressed Companies Securities of companies that are, or about to be, involved in reorganizations, financial restructurings, or bankruptcy.

--------------------------------------------------------------------------------
The fund invests primarily in common stocks of companies the manager believes are undervalued.
--------------------------------------------------------------------------------

The fund invests primarily in mid- and large-cap companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $1.5 billion. The fund also may invest a significant portion of its assets in small-cap companies, which have more risk. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

While the fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit.

The fund's investments in Restructuring and Distressed Companies typically involve the purchase of lower-rated or defaulted debt securities (junk bonds), or comparable unrated debt securities, or the purchase of the direct indebtedness (or participations in the indebtedness) of such companies. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest. Indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank or insurance company. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or insurance companies. By purchasing all or a part of a company's direct indebtedness, a fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The fund generally makes such investments to achieve capital appreciation rather than to seek income.

The fund may also purchase trade claims and other similar direct obligations or claims against companies in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or services to the company.

The fund currently intends to invest up to approximately 20% of its total assets in foreign equity and debt securities. The fund generally seeks to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, (Hedging Instruments), where available, and when, in the manager's opinion, it is economical to do so.

PORTFOLIO SELECTION The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities of both public or private companies. Similarly, debt securities, including indebtedness, participations, and trade claims, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security or investment. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

                  MS-1 Mutual Shares Securities Fund - Class 2

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The prices of debt securities of Restructuring or Distressed Companies also may be "cheap" relative to the perceived value of the company's assets. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may decline even further.

The fund's bargain-driven focus may result in the fund choosing securities that are not widely followed by other investors. "Cheaply" priced securities may also include those of companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled but have "fundamentals" the manager believes are good), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.

RESTRUCTURING COMPANIES There can be no assurance that any merger or other restructuring, or tender or exchange offer proposed at the time the fund invests will be completed on the terms contemplated and will therefore, benefit the fund.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country and Company General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S.

                  MS-2 Mutual Shares Securities Fund - Class 2

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions and increases in interest rates, their growth prospects are less certain and their securities are less liquid. These companies may suffer significant losses, and can be considered speculative.

CREDIT An issuer may be unable to make interest payments or repay principal.

Lower-rated and unrated debt securities, including Indebtedness and Participations Junk bonds generally have more risk, fluctuate more in price, and are less liquid than higher rated securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. Companies issuing such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. Purchasers of participations, such as the fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the company issuing the underlying indebtedness. The fund may lose its entire investment in defaulted bonds.

HEDGING INSTRUMENTS Hedging Instruments used by this fund are considered derivative investments. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

ILLIQUID SECURITIES The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the fund, its policies, and risks can be found in the SAI.

                  MS-3 Mutual Shares Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                  Since
                                                Inception
                                      1 Year    11/08/96
---------------------------------------------------------
  Mutual Shares Securities Fund -
  Class 2 1                            13.58%     10.92%
  S&P 500 Index 2                      21.04%     27.52%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. The S&P 500/registered trademark/ Index is an unmanaged group of widely held common stocks covering a variety of industries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

                  MS-4 Mutual Shares Securities Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

MUTUAL SHARES SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES1
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees                                      0.60%
Distribution and service (12b-1) fees 2              0.25%
Other expenses                                       0.19%
                                                     ----
Total annual fund operating expenses                 1.04%
                                                     ====

1. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management fees 0.60%, Distribution and service fees 0.25%, Other expenses 0.19%, and Total annual fund operating expenses 1.04%.
2. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2       $106       $331        $574        $1,271

                  MS-5 Mutual Shares Securities Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the fund's investment manager.

Michael F. Price is Chairman of the Board of Directors of Franklin Mutual.

MANAGEMENT TEAM The team members primarily responsible for the fund's management are:

Lawrence N. Sondike       Mr. Sondike has been a manager of the fund since its inception in 1996.
SENIOR VICE PRESIDENT     Before joining the Franklin Templeton Group in 1996, he was a research
FRANKLIN MUTUAL           analyst for Heine Securities Corporation (Heine), the predecessor of
                          Franklin Mutual.

Susan Potto               Ms. Potto has been an assistant portfolio manager of the fund since
VICE PRESIDENT            January 2000. Before joining the Franklin Templeton Group in 1996, she
FRANKLIN MUTUAL           was a research analyst for Heine.

The managers listed above are part of a larger team of investment professionals with management responsibility for all of the funds managed by Franklin Mutual, including this fund.

The team also includes:

Peter A. Langerman                        Mr. Langerman has been involved with the management of the fund
CHIEF EXECUTIVE OFFICER AND PRESIDENT     since its inception in 1996. Before joining the Franklin Templeton Group
FRANKLIN MUTUAL                           in 1996, he was a research analyst for Heine.

Robert L. Friedman                        Mr. Friedman has been involved with the management of the fund since
SENIOR VICE PRESIDENT                     its inception in 1996. Before joining the Franklin Templeton Group in
FRANKLIN MUTUAL                           1996, he was a research analyst for Heine.

Jeffrey A. Altman                         Mr. Altman has been involved with the management of the fund since its
SENIOR VICE PRESIDENT                     inception in 1996. Before joining the Franklin Templeton Group in 1996,
FRANKLIN MUTUAL                           he was a research analyst for Heine.

Raymond Garea                             Mr. Garea has been involved with the management of the fund since its
SENIOR VICE PRESIDENT                     inception in 1996. Before joining the Franklin Templeton Group in 1996,
FRANKLIN MUTUAL                           he was a research analyst for Heine.

David J. Winters                          Mr. Winters has been involved with the management of the fund since
SENIOR VICE PRESIDENT                     1998. Before joining the Franklin Templeton Group in 1996, he was a
AND DIRECTOR OF RESEARCH                  research analyst for Heine.
FRANKLIN MUTUAL

In addition, the following Franklin Mutual employee serves as Assistant Portfolio Manager:

Jeff Diamond                    Mr. Diamond has been involved with the management of the fund since
ASSISTANT PORTFOLIO MANAGER     1998. Before joining the Franklin Templeton Group in 1998, he was a
FRANKLIN MUTUAL                 vice president and co-manager of Prudential Conservative Stock Fund.

The fund pays Franklin Mutual a fee for managing the fund's assets. For the fiscal year ended December 31, 1999, the fund paid 0.60% of its average daily net assets to the manager for its services.

                  MS-6 Mutual Shares Securities Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                        Year ended December 31,
----------------------------------------------------------------------
                                                      1999 1,2
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                      12.36
                                                        -----
 Net investment income                                    .16
 Net realized and unrealized gains                       1.07
                                                        -----
Total from investment operations                         1.23
                                                        -----
 Distributions from net investment income                (.34)
                                                        -----
Net asset value, end of year                            13.25
                                                        =====
Total return (%)+                                        9.91

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                     5,716
Ratios to average net assets: (%)
 Expenses                                                1.04*
 Net investment income                                   1.26*
Portfolio turnover rate (%)                             80.02

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding. 2On February 8, 2000, a merger and reorganization was approved that will combine the assets of the fund with a similar fund of the Templeton Variable Products Series Fund (TVP), effective May 1, 2000. The table above only reflects fund statistics of the fund, which was the surviving fund of the merger, and not of the TVP fund. The fund statistics are for the year ended December 31, 1999.

                  MS-7 Mutual Shares Securities Fund - Class 2

Templeton Asset Strategy Fund
(previously Templeton Asset Allocation Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is high total return.

MAIN INVESTMENTS Under normal market conditions, the fund will invest in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments. The mix of investments will be adjusted to capitalize on total return potential produced by changing economic conditions throughout the world. While there are no minimum or maximum percentage targets for each asset class, historically the fund has been invested predominantly in stocks.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

--------------------------------------------------------------------------------
The fund invests primarily in common stocks and bonds of U.S. and non-U.S. countries.
--------------------------------------------------------------------------------

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

The fund's debt investments will be primarily "investment grade". These are issues rated in the top four rating categories (AAA to BBB) by independent rating agencies such as Standard & Poor's Ratings Group (S&P/registered trademark/) or Moody's Investors Services, Inc. (Moody's) or, if unrated, determined by the fund's manager to be comparable. The fund will not invest in defaulted securities, but may invest in those which are rated below investment grade. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins, and liquidation value, will also be considered, but are not limiting factors. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in one or more countries, sectors or industries.

In choosing debt investments, the fund's manager allocates its assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager's outlook for changes in interest rates, and credit risks. The manager typically does not use derivatives to hedge (protect) its stock investments against currency risk, believing the costs generally outweigh the benefits. Rather, the manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions. With respect to debt securities, the manager may also from time to time make use of forward currency exchange contracts (Hedging Instruments) for hedging purposes.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

                  TA-1 Templeton Asset Strategy Fund - Class 2

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks and bonds the fund holds fluctuate in price with market conditions and currencies around the world, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

HEDGING INSTRUMENTS Hedging Instruments used by this fund are considered derivative

                  TA-2 Templeton Asset Strategy Fund - Class 2 investments which may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended.

More detailed information about the fund, its policies and risks can be found in the SAI.

                  TA-3 Templeton Asset Strategy Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                               1 Year     5 Years     10 Years
---------------------------------------------------------------
Templeton Asset Strategy
  Fund - Class 2 1             22.54%     16.92%      13.01%
MSCI World Index 2             25.34%     20.25%      11.96%
  JP Morgan Global
Government Bond Index 2        -5.08%      6.69%       7.81%

1. All fund performance assumes reinvestment of dividends and capital gains. A merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund (TVP). The performance shown reflects the performance of the TVP fund. Because class 2 shares were not offered until 5/1/97, the performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception, historical results of class 1 shares, and (b) for periods after 5/1/97, class 2's results reflecting an additional 12b-1 fee expense which was 0.25% annually based on the average daily net assets of TVP, which also affects all future performance. Current 12b-1 fee expenses have been set by the Board at 0.25% annually based on the fund's average daily net assets.
2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) All Country World Free Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia, and Eastern Europe. The unmanaged MSCI World Index tracks the performance of approximately 1500 securities in 23 countries and is designed to measure world stock market performance. The unmanaged JP Morgan Global Government Bond Index tracks the performance of government bond markets in 13 countries. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.


                  TA-4 Templeton Asset Strategy Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

TEMPLETON ASSET STRATEGY FUND1 - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES1
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees                                      0.60%
Distribution and service (12b-1) fees 2              0.25%
Other expenses                                       0.18%
                                                     ----
Total annual fund operating expenses                 1.03%
                                                     ====

1. On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Global Asset Allocation Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
Management fees 0.60%, Distribution and service fees 0.25%, Other expenses 0.14%, and Total annual fund operating expenses 0.99%.
2. The fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2      $105       $328        $569        $1,259

                  TA-5 Templeton Asset Strategy Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Templeton Investment Counsel, Inc. (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for managing the equity portion of the fund is:

Gary Clemons,                      Mr. Clemons has managed the equity portion of the fund since 1995,
EXECUTIVE VICE PRESIDENT, TICI     and has been with the Franklin Templeton Group since 1990.

Tucker Scott CFA,                  Mr. Scott has managed the equity portion of the fund since 1998. Before
VICE PRESIDENT, TICI               joining the Franklin Templeton Group in 1996, he worked for Aeltus
                                   Investment Management.

Peter A. Nori CFA,                 Mr. Nori has managed the equity portion of the fund since 1996, and has
SENIOR VICE PRESIDENT, TICI        been with the Franklin Templeton Group since 1987.

The fund's debt securities are managed by a team of Templeton Global Bond Managers, a division of TICI.

The fund pays TICI a fee for managing the fund's assets. The fee is equal to an annual rate of:

/bullet/ 0.65% of the value of the fund's net assets up to and including 200 million;

/bullet/ 0.585% of the value of the fund's net assets over $200 million up to and including $1.3 billion; and

/bullet/ 0.52% of the value of the fund's net assets over $1.3 billion.

                  TA-6 Templeton Asset Strategy Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP (PWC), independent auditors, for the fiscal year ended December 31, 1999, and by other auditors for the fiscal years before 1999. PWC's report from 1999, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                             Year Ended December 31,
----------------------------------------------------------------------------------
                                               1999 1,2       1998        1997 3
                                              ------------------------------------
Per share data ($)
Net asset value, beginning of year                22.38        22.32       20.40
                                              ------------------------------------
 Net investment income                              .36          .63         .16
 Net realized and unrealized gains                 3.80          .74        1.76
                                              ------------------------------------
Total from investment operations                   4.16         1.37        1.92
                                              ------------------------------------
 Distributions from net investment income          (.46)        (.64)         --
 Distributions from net realized gains            (2.81)        (.67)         --
                                              ------------------------------------
Total distributions                               (3.27)       (1.31)         --
                                              ------------------------------------
Net asset value, end of year                      23.27        22.38       22.32
                                              ====================================
Total return (%)+                                 22.54         6.10        9.41
Ratios/supplemental data
Net assets, end of year ($ x 1,000)              20,962       15,763       9,665
Ratios to average net assets: (%)
 Expenses                                           .99         1.03        1.03*
 Net investment income                             1.71         2.61        1.97*
Portfolio turnover rate (%)                       45.34        43.18       45.27

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. Based on average shares outstanding.
2. On February 8, 2000, a merger and reorganization was approved that will combine the assets of the Templeton Asset Allocation Fund, a series of Templeton Variable Products Series Fund (TVP) with a similar fund of the Franklin Variable Insurance Products Trust (VIP), effective May 1, 2000. The table above only reflects fund statistics of the TVP fund, which was the surviving fund of the merger, and not of the VIP fund. The fund statistics are for the year ended December 31, 1999.
3. For the period May 1, 1997 (effective date) to December 31, 1997.

                  TA-7 Templeton Asset Strategy Fund - Class 2

Templeton Developing Markets Securities Fund
(previously Templeton Developing Markets Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets, in emerging market countries.

Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. The fund may from time to time have significant investments in one or more countries. Emerging market equity securities and emerging market countries are more fully described in the SAI.

--------------------------------------------------------------------------------
The fund invests primarily in the common stocks of companies located in, or that have their principal activities in, emerging market countries.
--------------------------------------------------------------------------------

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

In addition to its main investments, the fund may invest significantly in securities of issuers in developed market countries.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the fund's manager may make onsite visits to prospective companies to assess critical factors such as management strength and local conditions. In addition, the manager focuses on the market price of a company's securities relative to its evaluation of the company's potential long-term (typically 5 years) earnings, asset value, cash flow, and balance sheet. A company's historical value measures, including price/earnings ratio, book value, profit margins and liquidation value, will also be considered, but are not limiting factors. The manager typically does not use derivatives to hedge (protect) its stock investments against currency risk, believing the costs generally outweigh the benefits. Rather, the manager intends to manage the fund's exposure to various geographic regions and to their currencies, through its individual company investments, and based on its assessment of changing currency rates, and market and political conditions. The fund may have significant investments in particular sectors, such as telecommunications and technology.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency investments. Such investments may be medium-term (less than 5 years for this fund) or short-term, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in

           TD-1 Templeton Developing Markets Securities Fund - Class 2 such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with emerging market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase the potential for losses in the fund. EMERGING MARKETS IN PARTICULAR CAN EXPERIENCE SIGNIFICANT PRICE VOLATILITY IN ANY GIVEN YEAR, AND EVEN DAILY. The fund should be thought of as a long-term investment for the aggressive portion of a well- diversified portfolio.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, internal and external conflicts, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

TELECOMMUNICATIONS AND TECHNOLOGY COMPANIES These companies' stocks can be subject to abrupt or erratic price movements. They have historically been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. For example, these companies are subject to significant competitive pressures such as new market entrants, aggressive pricing and competition for market share, and the potential for falling profit margins. Prices often change collectively without regard to the merits of individual companies.

INTEREST RATE Rate changes can be sudden and unpredictable. Increases in interest rates may have an effect on the types of companies in which the fund normally invests because they may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments. Similarly, emerging market economies may be especially sensitive to interest rate changes.

More detailed information about the fund, its policies, and risks can be found in the SAI.

           TD-2 Templeton Developing Markets Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                  Since
                                                Inception
                                      1 Year    03/04/96
---------------------------------------------------------
Templeton Developing Markets
  Securities Fund - Class 2 1         53.27%     -5.45%
MSCI Emerging Markets Free
Index 2                               66.41%      2.62%
MSCI World Index 2                    25.34%     20.15%
IFC Investable Composite Index        67.11%      3.60%

1. All fund performance assumes reinvestment of dividends and capital gains. A merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund (TVP). The performance shown reflects the performance of the TVP fund. Because class 2 shares were not offered until 5/1/97, the performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception, historical results of class 1 shares, and (b) for periods after 5/1/97, class 2's results reflecting an additional 12b-1 fee expense which was 0.25% annually based on the average daily net assets of TVP, which also affects all future performance. Current 12b-1 fee expenses have been set by the Board at 0.25% annually based on the fund's average daily net assets.
2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is a market capitalization-weighted equity index comprising 26 of the 48 countries in the MSCI universe. The MSCI World Index comprises the developed markets of 22 countries. The International Finance Corporation's Investable Composite Index is an emerging markets index that includes 2,000 stocks from 18 countries including Mexico, South Korea, Brazil, Jordan and Turkey. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

           TD-3 Templeton Developing Markets Securities Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES1
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees                                      1.25%
Distribution and service (12b-1) fees 2              0.25%
Other expenses                                       0.31%
                                                     ----
Total annual fund operating expenses                 1.81%
                                                     ====

1. On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
Management fees 1.25%, Distribution and service fees 0.25%, Other expenses 0.29%, and Total annual fund operating expenses 1.79%.
2. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2       $184       $569        $980        $2,127

           TD-4 Templeton Developing Markets Securities Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Templeton Asset Management Ltd. (TAML), 7 Temasek Blvd., #38-03 Suntec Tower One, Singapore, 038987, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Dr. J. Mark Mobius.         Dr. Mobius has been a manager of the fund since its inception in 1994,
MANAGING DIRECTOR, TAML     and has been with the Franklin Templeton Group since 1987.

Tom Wu                      Mr. Wu has been a manager of the fund since its inception in 1994, and
DIRECTOR, TAML              has been with the Franklin Templeton Group since 1987.

H. Allan Lam                Mr. Lam has been a manager of the fund since its inception in 1994, and
PORTFOLIO MANAGER, TAML     has been with the Franklin Templeton Group since 1987.

Eddie Chow                  Mr. Chow has been a manager of the fund since 1996, and has been with
PORTFOLIO MANAGER, TAML     the Franklin Templeton Group since 1994.

Dennis Lim                  Mr. Lim has been a manager of the fund since 1996, and has been with
DIRECTOR, TAML              the Franklin Templeton Group since 1990.

Tek-Khoan Ong               Mr. Ong has been a manager of the fund since 1996, and has been with
PORTFOLIO MANAGER, TAML     the Franklin Templeton Group since 1993.

The fund pays TAML a fee for managing the fund's assets. The fee is equal to an annual rate of 1.25%.

           TD-5 Templeton Developing Markets Securities Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP (PWC), independent auditors, for the fiscal year ended December 31, 1999, and by other auditors for the fiscal years before 1999. PWC's report for 1999, along with the financial statements, are included in the fund's Annual Report (available upon request).


Class 2                                                Year ended December 31,
--------------------------------------------------------------------------------------
                                                 1999 2,3        1998         1997 1
                                                --------------------------------------
Per share data ($)
Net asset value, beginning of year                   5.12          6.62          9.85
                                                --------------------------------------
 Net investment income                                .03           .07           .04
 Net realized and unrealized gains (losses)          2.66         (1.42)        (3.27)
                                                --------------------------------------
Total from investment operations                     2.69         (1.35)        (3.23)
                                                --------------------------------------
 Distributions from net investment income            (.07)         (.09)           --
 Distributions from net realized gains                 --          (.06)           --
                                                --------------------------------------
Total distributions                                  (.07)         (.15)           --
                                                --------------------------------------
Net asset value, end of year                         7.74          5.12          6.62
                                                ======================================
Total return (%)+                                   53.27        (21.03)       (32.79)

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                49,654        17,287         9,569
Ratios to average net assets: (%)
 Expenses                                            1.75          1.91          1.77*
 Net investment income                                .52          1.44          1.48*
Portfolio turnover rate (%)                         60.27         23.22         23.82

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period May 1, 1997 (effective date) to December 31, 1997.
2. Based on average shares outstanding.
3. On February 8, 2000, a merger and reorganization was approved that will combine the assets of the Templeton Developing Markets Fund, a series of Templeton Variable Products Series Fund (TVP) with a similar fund of the Franklin Variable Insurance Products Trust (VIP), effective May 1, 2000. The table above only reflects fund statistics of the TVP fund, which was the surviving fund of the merger, and not of the VIP fund. The fund statistics are for the year ended December 31, 1999.

           TD-6 Templeton Developing Markets Securities Fund - Class 2

Templeton Global Income Securities Fund

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

--------------------------------------------------------------------------------
The fund invests primarily in bonds of governments located around the world.
--------------------------------------------------------------------------------

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

The fund focuses on "investment grade" debt securities. These are issues rated in the top four rating categories (AAA to BBB) by independent rating agencies such as Standard & Poor's Ratings Group (S&P/registered trademark/) or Moody's Investors Services, Inc. (Moody's) or, if unrated, determined by the fund's manager to be comparable. The fund may also invest up to 35% of its net assets in high yield, lower rated debt securities ("junk bonds") that are rated at least B, including debt from emerging markets' governments or companies, or if unrated, determined by the fund's manager to be comparable. The fund will not purchase defaulted securities. If, however, a security is downgraded in rating or goes into default, the fund will not automatically sell the security.

Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. The average maturity of debt securities in the fund's portfolio is medium-term (about 5 to 15 years) but will fluctuate depending on the manager's outlook on the country and future interest rate changes.

PORTFOLIO SELECTION The manager allocates the fund's assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager's outlook for changes in interest rates, and credit risks. In considering these factors, a country's changing market, economic, and political conditions, such as inflation rate, growth prospects, global trade patterns, and government policies will be evaluated. The manager intends to manage the fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk by using forward currency exchange contracts (Hedging Instruments).

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

             TGI-1 Templeton Global Income Securities Fund - Class 2

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Changes in interest rates in markets around the world affect the prices of the fund's debt securities. If rates rise, the value of the fund's debt securities will fall and so too will the fund's share price. This means you could lose money.
--------------------------------------------------------------------------------

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes. Increases in interest rates may also have an effect on the types of companies in which the fund normally invests because they may find it more difficult to obtain credit to expand, or have more difficulty meeting interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments, or the proceeds from a matured debt security, resulting in less income received by the fund.

FOREIGN SECURITIES Securities of governments and companies located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

Lower-rated securities Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Companies issuing high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and to be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are

             TGI-2 Templeton Global Income Securities Fund - Class 2 especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

HEDGING INSTRUMENTS Hedging Instruments used by this fund are considered derivative investments, which may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

DIVERSIFICATION The fund is non-diversified as defined by federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The fund intends, however, to meet tax diversification requirements.

PORTFOLIO TURNOVER The manager's rebalancing of the portfolio to keep interest rate risk, country allocations, and bond maturities at desired levels, may cause the fund's portfolio turnover rate to be high. High turnover generally increases the fund's transaction costs.

More detailed information about the fund, its policies, and risks can be found in the SAI.

             TGI-3 Templeton Global Income Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                  1 Year    5 Years   10 Years
--------------------------------------------------------------
Templeton Global Income
  Securities Fund - Class 2 1     -6.09%    5.32%     5.88%
JP Morgan Global
  Government Bond Index 2         -5.08%    6.69%     7.81%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. The unmanaged JP Morgan Global Government Bond Index tracks the performance of government bond markets in 13 countries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

             TGI-4 Templeton Global Income Securities Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

TEMPLETON GLOBAL INCOME SECURITIES FUND1 - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)1

                                                     Class 2
------------------------------------------------------------
Management fees 2                                    0.60%
Distribution and service (12b-1) fees 3              0.25%
Other expenses                                       0.05%
                                                     ----
Total annual fund operating expenses                 0.90%
                                                     ====

1. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management fees 0.60%, Distribution and service fees 0.25%, Other expenses 0.04%, and Total annual fund operating expenses 0.89%.
2. The fund administration fee is paid indirectly through the management fee.
3. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2       $92       $287         $498        $1,108

             TGI-5 Templeton Global Income Securities Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, Templeton Investment Counsel, Inc. (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, through its Templeton Global Bond Managers division (Global Bond Managers), is the fund's sub-advisor. A team from Global Bond Managers provides Advisers with investment management advice and assistance.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid .60% of its average daily net assets to the manager for its services.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


Class 2                                        Year ended December 31,
----------------------------------------------------------------------
                                                      1999 1,2
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                      12.93
                                                        -----
 Net investment income                                    .60
 Net realized and unrealized losses                     (1.44)
                                                        -----
Total from investment operations                         (.84)
                                                        -----
 Distributions from net investment income               (1.05)
                                                        -----
Net asset value, end of year                            11.04
                                                        =====
Total return (%)                                        (6.53)

Ratios/supplemental data+
Net assets, end of year ($ x 1,000)                       443
Ratios to average net assets: (%)
 Expenses                                                 .91*
 Net investment income                                   5.36*
Portfolio turnover rate (%)                             80.76

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding.
2. On February 8, 2000, a merger and reorganization was approved that will combine the assets of the fund with a similar fund of the Templeton Variable Products Series Fund (TVP), effective May 1, 2000. The table above only reflects fund statistics of the fund, which was the surviving fund of the merger, and not of the TVP fund. The fund statistics are for the year ended December 31, 1999.

             TGI-6 Templeton Global Income Securities Fund - Class 2

Templeton Growth Securities Fund
(previously Templeton Global Growth Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term capital growth.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. While there are no set percentage targets, the fund generally invests in large- to medium-cap companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion, but may invest a significant portion in small-cap companies. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

--------------------------------------------------------------------------------
The fund invests primarily in U.S. and non-U.S. common stocks.
--------------------------------------------------------------------------------

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered, but are not limiting factors. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in particular countries. The manager typically does not use derivatives to hedge (protect) its stock investments against currency risk, believing the costs generally outweigh the benefits. Rather, the manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing currency rates, and market and political conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with market conditions and currencies around the world, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or in favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

FOREIGN SECURITIES Securities of companies located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in

                 TG-1 Templeton Growth Securities Fund - Class 2 foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions and increases in interest rates, their growth prospects are less certain and their securities are less liquid. These companies may suffer significant losses, and can be considered speculative.

More detailed information about the fund, its policies, and risks can be found in the SAI.

                 TG-2 Templeton Growth Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                          Since
                                                        Inception
                                  1 Year     5 Years    03/15/94
-----------------------------------------------------------------
Templeton Growth
  Securities Fund - Class 2 1      20.84%     15.36%     13.73%
MSCI AC World Free Index 2         26.82%     19.19%     16.79%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) All Country World Free Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia and Eastern Europe. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

                 TG-3 Templeton Growth Securities Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

TEMPLETON GROWTH SECURITIES FUND 1 -
CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES 1
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees 2                                    0.83%
Distribution and service (12b-1) fees 3              0.25%
Other expenses                                       0.05%
                                                     ----
Total annual fund operating expenses                 1.13%
                                                     ====

1. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management fees 0.80%, Distribution and service fees 0.25%, Other expenses 0.05%, and Total annual fund operating expenses 1.10%.
2. The fund administration fee is paid indirectly through the management fee.
3. The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2      $112       $350        $606        $1,340

                 TG-4 Templeton Growth Securities Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Templeton Global Advisors Limited (TGAL), Lyford Cay, Nassau, N.P., Bahamas, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:


Mark G. Holowesko, CFA             Mr. Holowesko has been a manager of the fund since November 1999,
PRESIDENT, TGAL                    and has been with the Franklin Templeton Group since 1985.

Richard Sean Farrington, CFA       Mr. Farrington has been a manager of the fund since 1995, and has been
SENIOR VICE PRESIDENT, TGAL        with the Franklin Templeton Group since 1990.

Jeffrey A. Everett, CFA            Mr. Everett has been a manager of the fund since its inception in 1994,
EXECUTIVE VICE PRESIDENT, TGAL     and has been with the Franklin Templeton Group since 1990.

The fund pays TGAL a fee for managing its assets and providing certain administrative facilities and services to the fund. For the fiscal year ended December 31, 1999, the fund paid 0.83% of its average daily net assets to the manager for its services.

                 TG-5 Templeton Growth Securities Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).


Class 2                                        Year Ended December 31,
----------------------------------------------------------------------
                                                      1999 1,2
                                              ------------------------
Per share data ($)
Net asset value, beginning of year                      15.34
                                                        -----
 Net investment income                                    .17
 Net realized and unrealized gains                       2.17
                                                        -----
Total from investment operations                         2.34
                                                        -----
 Distributions from net investment income                (.36)
 Distributions from net realized gains                  (1.72)
                                                        -----
Total distributions                                     (2.08)
                                                        -----
Net asset value, end of year                            15.60
                                                        =====
Total return (%)+                                       16.35

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                     4,483
Ratios to average net assets: (%)
 Expenses                                                1.14*
 Net investment income                                   1.17*
Portfolio turnover rate (%)                             46.54

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding.
2. On February 8, 2000, a merger and reorganization was approved that will combine the assets of the fund with a similar fund of the Templeton Variable Products Series Fund (TVP), effective May 1, 2000. The table above only reflects fund statistics of the fund, which was the surviving fund of the merger, and not of the TVP fund. The fund statistics are for the year ended December 31, 1999.

                 TG-6 Templeton Growth Securities Fund - Class 2

Templeton International Securities Fund
(previously Templeton International Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term capital growth.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies located outside the U.S., including those in emerging markets. While there are no set percentage targets, the fund generally invests in large- to medium-cap companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

--------------------------------------------------------------------------------
The fund invests primarily in non-U.S. common stocks.
--------------------------------------------------------------------------------

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered, but are not limiting factors. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in one or more countries. The manager typically does not use derivatives to hedge (protect) its stock investments against currency risk, believing the costs generally outweigh the benefits. Rather, the manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing currency rates, and market and political conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

FOREIGN SECURITIES Securities of companies located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of

             TI-1 Templeton International Securities Fund - Class 2 securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

More detailed information about the fund, its policies, and risks can be found in the SAI.

             TI-2 Templeton International Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                          Since
                                                        Inception
                                  1 Year     5 Years    05/01/92
-----------------------------------------------------------------
Templeton International
  Securities Fund - Class 2 1     22.23%     17.03%     15.25%
MSCI EAFE Index 2                 27.30%     13.15%     13.55%

1. All fund performance assumes reinvestment of dividends and capital gains. A merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund (TVP). The performance shown reflects the performance of the TVP fund. Because class 2 shares were not offered until 5/1/97, the performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception, historical results of class 1 shares, and (b) for periods after 5/1/97, class 2's results reflecting an additional 12b-1 fee expense which was 0.25% annually based on the average daily net assets of TVP, which also affects all future performance. Current 12b-1 fee expenses have been set by the Board at 0.25% annually based on the fund's average daily net assets.
2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index tracks the performance of approximately 1000 securities in 20 countries. The average company, the securities of which are a component of that index, has a market capitalization of over $3 billion. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

             TI-3 Templeton International Securities Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES1
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees                                      0.69%
Distribution and service (12b-1) fees 2              0.25%
Other expenses                                       0.19%
                                                     ----
Total annual fund operating expenses                 1.13%
                                                     ====

1. On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
Management fees 0.65%, Distribution and service fees 0.25%, Other expenses 0.20%, and Total annual fund operating expenses 1.10%.
2. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2      $112       $350        $606        $1,340

             TI-4 Templeton International Securities Fund - Class 2

MANAGEMENT
----------
[GRAPHIC OMITTED]

Templeton Investment Counsel, Inc., (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Peter A. Nori, CFA              Mr. Nori has been a manager of the fund since November 1999, and has
SENIOR VICE PRESIDENT, TICI     been with the Franklin Templeton Group since 1987.

Mark R. Beveridge CFA           Mr. Beveridge has been a manager of the fund since 1994, and has been
SENIOR VICE PRESIDENT, TICI     with the Franklin Templeton Group since 1994.

The fund pays TICI a fee for managing the fund's assets. The fee is equal to an annual rate of:

/bullet/ 0.75% of the value of the fund's net assets up to and including $200 million;

/bullet/ 0.675% of the value of the fund's net assets over $200 million up to and including $1.3 billion; and

/bullet/ 0.60% of the value of the fund's net assets over $1.3 billion.

             TI-5 Templeton International Securities Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP (PWC), independent auditors, for the fiscal year ended December 31, 1999, and by other auditors for the fiscal years before 1999. PWC's report for 1999, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                              Year Ended December 31,
-----------------------------------------------------------------------------------
                                               1999 1,2        1998        1997 3
                                              -------------------------------------
Per share data ($)
Net asset value, beginning of year                 20.61        20.14       18.40
                                              -------------------------------------
 Net investment income                               .25          .59         .07
 Net realized and unrealized gains                  3.78         1.25        1.67
                                              -------------------------------------
Total from investment operations                    4.03         1.84        1.74
                                              -------------------------------------
 Distributions from net investment income           (.53)        (.48)         --
 Distributions from net realized gains             (1.98)        (.89)         --
                                              -------------------------------------
Total distributions                                (2.51)       (1.37)         --
                                              -------------------------------------
Net asset value, end of year                       22.13        20.61       20.14
                                              =====================================
Total return (%)+                                  23.23         9.08        9.46

Ratios/supplemental data
Net assets, end of year ($ x 1,000)              101,365       39,886      17,606
Ratios to average net assets: (%)
 Expenses                                           1.10         1.11        1.13*
 Net investment income                              1.26         2.69        1.14*
Portfolio turnover rate (%)                        30.04        29.56       16.63

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. Based on average shares outstanding.
2. On February 8, 2000, a merger and reorganization was approved that will combine the assets of the Templeton International Fund, a series of Templeton Variable Products Series Fund (TVP) with a similar fund of the Franklin Variable Insurance Products Trust (VIP), effective May 1, 2000. The table above only reflects fund statistics of the TVP fund, which was the surviving fund of the merger, and not of the VIP fund. The fund statistics are for the year ended December 31, 1999. 3For the period May 1, 1997 (effective date) to December 31, 1997.

             TI-6 Templeton International Securities Fund - Class 2

Templeton International Smaller Companies Fund

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term capital appreciation.

--------------------------------------------------------------------------------
The fund invests primarily in the common stocks of smaller companies outside the U.S.
--------------------------------------------------------------------------------

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of smaller companies located outside the U.S., including those in emerging markets. Smaller companies generally are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) of less than $2 billion, at the time of purchase. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

In addition to the fund's main investments, the fund may also invest in equity securities of larger capitalization companies located outside the U.S.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered, but are not limiting factors. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in one or more countries, sectors or industries. The manager typically does not use derivatives to hedge (protect) its stock investments against currency risk, believing the costs generally outweigh the benefits. Rather, the manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency investments. Such investments may be medium-term (less than 5 years for this fund) or short-term, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

SMALLER COMPANIES While smaller companies may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases

         TIS-1 Templeton International Smaller Companies Fund - Class 2 in interest rates because of their reliance on credit, and their growth prospects are less certain.

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative. Technology and biotechnology industry stocks, in particular, can be subject to abrupt or erratic price movements.

FOREIGN SECURITIES Securities of companies located outside the U.S. involve risks that can increase losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE Rate changes can be sudden and unpredictable. Increases in interest rates may have an effect on the types of companies in which the fund normally invests because they may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments. Similarly, emerging market economies may be especially sensitive to interest rate changes.

More detailed information about the fund, its policies, and risks can be found in the SAI.

         TIS-2 Templeton International Smaller Companies Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                      Since
                                                    Inception
                                          1 Year    05/01/96
-------------------------------------------------------------
  Franklin Templeton International
   Smaller Companies Fund -
   Class 2 1                              23.90%      5.20%
  The Salomon Global Ex-U.S.
   <$1 Billion Index 2                    30.28%      2.06%
  Salomon Global Ex-U.S. <$1 Billion
   and <$15 Billion Custom Index 2        32.40%      2.50%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performances.

2. Source: Standard & Poor's/registered trademark/ Micropal. The Salomon Global Ex-U.S. Less Than $1 Billion Index includes companies from developed and emerging markets, excluding the U.S., with a market capitalization below U.S. $1 billion. The Salomon Global Ex-U.S. Less Than $1 Billion and Less Than $1.5 Billion Custom Index is created by combining, Salomon Global Ex-U.S. <$1 Billion Index from Inception of the fund to 4/30/99 and Salomon Global Ex-U.S. <$1.5 Billion Index from 5/1/99 - 12/31/99. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

         TIS-3 Templeton International Smaller Companies Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees                                      0.85%
Distribution and service (12b-1) fees 1              0.25%
Other expenses                                       0.26%
                                                     ----
Total annual fund operating expenses                 1.36%
                                                     ====

1. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2      $138       $431        $745        $1,635

--------------------------------------------------------------------------------

MANAGEMENT
----------
[GRAPHIC OMITTED]

Templeton Investment Counsel, Inc. (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the fund's investment manager.

MANAGEMENT TEAM The team responsible for the fund's management is:

Simon Rudolph                   Mr. Rudolph has been a manager of the fund since 1997. Before joining
SENIOR VICE PRESIDENT, TICI     the Franklin Templeton Group in 1997, he was an executive director with Morgan Stanley.

Peter A. Nori, CFA              Mr. Nori has been a manager of the fund since 1997, and has been with
SENIOR VICE PRESIDENT, TICI     the Franklin Templeton Group since 1987.

The fund pays TICI a fee for managing the fund's assets. For the fiscal year ended December 31, 1999, the fund paid 0.85% of its average daily net assets to the manager for its services.

         TIS-4 Templeton International Smaller Companies Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                       Year ended December 31,
---------------------------------------------------------------------
                                                      1999 1
                                             ------------------------
Per share data ($)
Net asset value, beginning of year                      9.44
                                                       -----
 Net investment income                                   .13
 Net realized and unrealized gains                      1.82
                                                       -----
Total from investment operations                        1.95
                                                       -----
Distributions from net investment income                (.32)
                                                       -----
Net asset value, end of year                           11.07
                                                       =====
Total return (%)+                                      20.75

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                    2,049
Ratios to average net assets: (%)
 Expenses                                               1.38*
 Net investment income                                  1.21*
Portfolio turnover rate (%)                            15.80

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding.

         TIS-5 Templeton International Smaller Companies Fund - Class 2

Templeton Pacific Growth Securities Fund
(previously Templeton Pacific Growth Fund)

GOAL AND STRATEGIES
-------------------
[GRAPHIC OMITTED]

GOAL The fund's investment goal is long-term capital growth.

--------------------------------------------------------------------------------
The fund invests primarily in the common stocks of Pacific Rim companies.
--------------------------------------------------------------------------------

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities that trade in Pacific Rim markets, some of which may be considered emerging markets, and are issued by companies that have their principal activities in the Pacific Rim. Pacific Rim countries include Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, and Thailand. The fund may from time to time have substantial investments in one or more countries. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

In addition to the fund's main investments, the fund may invest in securities of issuers domiciled outside the Pacific Rim, and linked by tradition, economic markets, geography or political events to countries in the Pacific Rim.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the manager focuses on the market price of a company's securities relative to its evaluation of the company's potential long-term (typically 5 years) earnings, asset value, and cash flow. The manager will also study a company's balance sheet to assess its risk profile. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered, but are not limiting factors. The manager typically does not hedge (protect) its stock investments against currency risk, believing the costs generally outweigh the benefits. Rather, the manager intends to manage the fund's exposure to countries and their currencies based on its assessment of changing currency rates, and market and political conditions, even though it is limited to certain geographic regions.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.
--------------------------------------------------------------------------------

MAIN RISKS
----------
[GRAPHIC OMITTED]

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

VALUE STYLE STOCK INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

             TP-1 Templeton Pacific Growth Securities Fund - Class 2

--------------------------------------------------------------------------------
Because the stocks the fund holds fluctuate in price with Pacific Rim market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. involve risks that can increase losses in the fund. Emerging markets in particular can experience significant price volatility in any given year, and even daily. The fund should be thought of as a long-term investment for the aggressive portion of a well-diversified portfolio.

Region There is a high correlation among some of the markets and currency exchange rates in Pacific Rim countries. Thus, the fund is subject to much greater risks of adverse events, including currency devaluations, and political or economic disruptions, and may experience greater volatility than a fund that is more broadly diversified geographically.

Currency Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will increase or decrease the fund's returns from its foreign portfolio holdings. Devaluations of currency by a country's government can significantly decrease the value of securities denominated in that currency. The economic impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.

Country General securities market and interest rate movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, foreign ownership limitations, internal and external conflicts, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions may disrupt previously established securities markets, causing liquid securities to become illiquid, particularly in emerging market countries.

The fund's investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S. Short-term volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. currency exchanges, stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE Rate changes can be sudden and unpredictable. Increases in interest rates may have an effect on the types of companies in which the fund normally invests because they may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments. Similarly, emerging market economies may be especially sensitive to interest rate changes.

More detailed information about the fund, its policies, and risks can be found in the SAI.

             TP-2 Templeton Pacific Growth Securities Fund - Class 2

PAST PERFORMANCE
----------------
[GRAPHIC OMITTED]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past ten calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                          Since
                                                        Inception
                                  1 Year     5 Years    01/27/92
-----------------------------------------------------------------
  Templeton Pacific Growth
  Securities Fund - Class 1 1      36.89%     -1.79%      2.51%
  MSCI Pacific Index 2             57.96%      2.70%      5.13%

1. All fund performance assumes reinvestment of dividends and capital gains. Performance shown reflects a "blended" figure, combining: (a) for periods prior to class 2's inception on 1/6/99, historical results of class 1 shares, and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance.
2. Source: Standard & Poor's Micropal. The unmanaged MSCI Pacific Index tracks approximately 450 companies in Australia, Hong Kong, Japan, New Zealand, and Singapore. This is a total return index in U.S. dollars, with gross dividends reinvested. One cannot invest directly in an index, nor is an index representative of the fund's investments.

             TP-3 Templeton Pacific Growth Securities Fund - Class 2

FEES AND EXPENSES
-----------------
[GRAPHIC OMITTED]

TEMPLETON PACIFIC GROWTH SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                     Class 2
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases     0.00%
Maximum deferred sales charge (load)                 0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)

                                                     Class 2
------------------------------------------------------------
Management fees 1                                    1.00%
Distribution and service (12b-1) fees 2              0.25%
Other expenses                                       0.08%
                                                     ----
Total annual fund operating expenses                 1.33%
                                                     ====

1. The fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

/bullet/ You invest $10,000 for the periods shown;

/bullet/ Your investment has a 5% return each year; and

/bullet/ The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------
Class 2      $135        $421        $729        $1,601

--------------------------------------------------------------------------------

MANAGEMENT
----------
[GRAPHIC OMITTED]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, Templeton Investment Counsel, Inc., (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the fund's sub-advisor. TICI provides Advisers with investment management advice and assistance.

MANAGEMENT TEAM The team responsible for the fund's management is:

William T. Howard, Jr., CFA     Mr. Howard has been a manager of the fund since 1993, and has been
SENIOR VICE PRESIDENT, TICI     with the Franklin Templeton Group since 1993.

Mark R. Beveridge, CFA          Mr. Beveridge has been a manager of the fund since 1994, and has been
SENIOR VICE PRESIDENT, TICI     with the Franklin Templeton Group since 1985.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 1.00% of its average daily net assets to the manager for its services.

             TP-4 Templeton Pacific Growth Securities Fund - Class 2

FINANCIAL HIGHLIGHTS
--------------------
[GRAPHIC OMITTED]

The financial highlights table provides further details to help you understand the financial performance of class 2 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

Class 2                                       Year ended December 31,
---------------------------------------------------------------------
                                                      1999 1
                                             ------------------------
Per share data ($)
Net asset value, beginning of year                      7.63
                                                       -----
 Net investment income                                   .06
 Net realized and unrealized gains                      2.59
                                                       -----
Total from investment operations                        2.65
                                                       -----
Distributions from net investment income                (.08)
                                                       -----
Net asset value, end of year                           10.20
                                                       =====
Total return (%)+                                      34.74
Ratios/supplemental data
Net assets, end of year ($ x 1,000)                      112
Ratios to average net assets: (%)
 Expenses                                               1.36*
 Net investment income                                   .68*
Portfolio turnover rate (%)                            12.45

+ Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contract for which the fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized.
* Annualized
1. For the period January 6, 1999 (effective date) to December 31, 1999. Based on average shares outstanding.

             TP-5 Templeton Pacific Growth Securities Fund - Class 2

Additional Information, All Funds

DISTRIBUTIONS AND TAXES
-----------------------
[GRAPHIC OMITTED]

INCOME AND CAPITAL GAINS DISTRIBUTIONS Each fund will declare as dividends substantially all of its net investment income. Except for the Money Fund, each fund typically pays dividends from net investment income and net capital gains, if any, at least annually. Dividends or distributions by the funds will reduce the per share net asset value (NAV) by the per share amount paid.

The Money Fund declares a dividend each day the fund's NAV is calculated, equal to all of its daily net income, payable as of the close of business the preceding day. The amount of dividend may fluctuate from day to day and may be omitted on some days, depending on changes in the factors that comprise the fund's net income.

Dividends paid by a fund will be automatically reinvested in additional shares of that fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the funds. For more information, please consult the accompanying contract prospectus.

                       1 Additional Information, All Funds

Fund Account Information

BUYING SHARES
-------------
[GRAPHIC OMITTED]

Shares of each fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts, and for qualified pension and retirement plans. The funds' Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners, given their differences, including tax treatment. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of the fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The funds do not issue share certificates.
--------------------------------------------------------------------------------

SELLING SHARES
--------------
[GRAPHIC OMITTED]

Each insurance company shareholder sells shares of the applicable fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.
--------------------------------------------------------------------------------

EXCHANGING SHARES
-----------------
[GRAPHIC OMITTED]

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of fund exchanges that may be made (please see "Market Timers" below).
--------------------------------------------------------------------------------

FUND ACCOUNT POLICIES
---------------------
[GRAPHIC OMITTED]

CALCULATING SHARE PRICE The funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The funds' assets are generally valued at their market value, except that the Money Fund's assets are generally valued at their amortized cost. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the funds are open for business at the NAV next calculated after we receive the request in proper form.

STATEMENTS AND REPORTS Contract owners will receive confirmations and account statements that show account transactions. Insurance company contract owners will receive the funds' financial reports every six months from their insurance company.

If there is a dealer or other investment representative of record on the account, he or she will also receive

             2 Franklin Templeton Variable Insurance Products Trust confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.

MARKET TIMERS The funds may restrict or refuse investments by market timers. As of July 1, 2000, the following funds will not allow investments by market timers: Franklin Aggressive Growth Securities Fund, Franklin Global Health Care Securities Fund, Franklin High Income Fund, Franklin Rising Dividends Securities Fund, Franklin Technology Securities Fund, Franklin Value Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Asset Strategy Fund, Templeton Developing Markets Securities Fund and Templeton Pacific Growth Securities Fund.

You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or
(iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the funds maintain additional policies and reserve certain rights, including:

/bullet/ Each fund may refuse any order to buy shares.

/bullet/ At any time, the funds may establish or change investment minimums.

/bullet/ The funds may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.

/bullet/ You may only buy shares of the funds eligible for sale in your state or jurisdiction.

/bullet/ In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

/bullet/ To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.

SHARE CLASSES Each fund generally has two classes of shares, class 1 and class
2. Each class is identical except that class 2 has a distribution plan or "rule 12b-1" plan which is described below.

Distribution and service (12b-1) fees Class 2 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the funds to pay distribution fees to those who sell and distribute class 2 shares and provide services to shareholders and contract owners. Because these fees are paid out of class 2's assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost you more than paying other types of sales charges. While the maximum amount payable under most fund's class 2 rule 12b-1 plan is 0.35% per year of a fund's average net assets, the Board of Trustees has set the current rate at 0.25%. (The Franklin Strategic Income Securities Fund and Franklin S&P 500 Index Fund each have a maximum rule 12b-1 plan fee of 0.25% per year).
--------------------------------------------------------------------------------

QUESTIONS
---------
[GRAPHIC OMITTED]

More detailed information about the Trust and the funds' account policies can be found in the funds' Statement of Additional Information. If you have any questions about the funds, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/342-3863.
For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

             3 Franklin Templeton Variable Insurance Products Trust

For More Information

The funds of Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, are generally only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION Contains more information about the funds, their investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin /registered trademark/ Templeton /registered trademark/
1-800/774-5001

You can also obtain information about the funds by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-5479Lit. Code # FTVIP2 P00 5/00

   Prospectus

Franklin
S&P 500 Index Fund

Franklin Templeton Variable Insurance Products Trust
Class 3

                   Investment Strategy
--------------------------------------------------------------------------------
                              Growth
                                                                     May 1, 2000

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.>>

                                    Contents

                                    The Fund
--------------------------------------------------------------------------------

Information about
the fund you should know before investing

                             2      Goal and Strategies

                             4      Main Risks

                             6      Past Performance

                             6      Fees and Expenses

                             8      Management

                             9      Overview of the Trust

                            11      Distributions and Taxes

                            12      Financial Highlights

                            FUND ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Information about fund account transactions and services

                            13      Buying Shares

                            13      Selling Shares

                            13      Exchanging Shares

                            14      Fund Account Policies

                            16      Questions

                              For More Information
--------------------------------------------------------------------------------

Where to learn more about the fund

                                   Back Cover

                                    The Fund

GOAL AND STRATEGIES
--------------------------------------------------------------------------------

            GOAL The fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of fund expenses.

            MAIN INVESTMENTS Under normal market conditions, the fund uses investment "indexing" strategies designed to track the performance of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged stock market index, which is dominated by the securities of large U.S. companies. This index includes the securities of 500 companies from leading industrial sectors which represent a substantial portion of the market value of all common stocks publicly traded in the U.S. The S&P 500 Index weights stocks according to their market capitalization (share price multiplied by the number of common stock shares outstanding). Standard & Poor's Corporation determines the composition of the S&P 500 Index and may change the composition from time to time.
--------------------------------------------------------------------------------
This index fund invests to match the performance of the S&P 500 Composite Stock Price Index.

            The fund may invest in the common stocks in the S&P 500 Index in approximately the same proportions used in the S&P 500 Index. For example, if one company's securities made up 5% of the S&P 500 Index, the fund may invest 5% of its total assets in that company. This is called the "replication" method. Over time, the fund will seek to invest at least 80% of its total assets in the common stocks of companies included in the S&P 500 Index. The fund may also invest in a sample of stocks found in the S&P 500 Index, selected on the basis of computer-generated statistical data to resemble the full index in terms of industry weighting, market capitalization, and other characteristics such as beta, price-to-book ratios, price-to-earnings ratios and dividend yield. This is called the "optimization" method. Using this method, the fund may not hold all of the companies that are represented in the S&P 500 Index. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.

            When the manager determines that it would be cost-effective or otherwise beneficial for the fund to do so, the fund may invest in derivative securities, such as stock index futures and stock index options, as a method of gaining market exposure in addition to, or instead of, investing directly in securities in the S&P 500 Index. As part of a derivative strategy, the fund may invest a small portion in short-term debt securities which may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, other money market securities, and money market funds.

            Derivative securities are used as an efficient, low-cost method of gaining immediate exposure to a particular securities market without investing directly in the underlying securities. The fund may also invest in derivative securities to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. The fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

            Portfolio Selection The manager uses various "indexing" strategies designed to track the performance of the S&P 500 Index and does not seek to outperform the market as a whole by researching and selecting individual securities. The manager determines the mix of investments that it believes will, in a cost-effective manner, achieve the fund's investment goal and manages cash flows into and out of the fund.

            TEMPORARY INVESTMENTS When the manager seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

            MAIN RISKS

            The fund's main risks can affect the value of the fund's share price, its distributions or income, and therefore, the fund's performance.

            STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Large-capitalization stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. In the past, these periods have lasted for several years.
--------------------------------------------------------------------------------

Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.

            S&P INDEX STOCKS Since the S&P 500 Index is market capitalization weighted, stocks or sectors with significant market capitalizations can have a substantial impact on the performance of the index. For example, in recent years the top ten stocks in the index have come to account for nearly one quarter of its value and its performance, and technology stocks have increased from about 13% to roughly 30% of the S&P 500 Index. Of course, historically the sectors dominating the index have varied and the largest companies in the index have generally not made up such a large portion of the index as they have recently. To the extent that the fund's holdings are similar to the index, the same stocks and sectors that impact the S&P 500 Index will also impact the fund.

            INDEX TRACKING The fund's ability to track its targeted index may be affected by transaction costs and fund expenses, cash flows, and changes in the composition of that index. In addition, the fund's performance may not precisely track the performance of its targeted index if the securities the manager has selected do not precisely track that index. If securities the fund owns underperforms those in that index, the fund's performance will be lower than that index. Unlike an unmanaged index, the fund pays operating expenses that may prevent the fund from precisely tracking an index's performance. Cash inflows from investors buying shares could create large balances of cash, while cash outflows from investors selling shares may require ready reserves of cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" targeted index.

            DERIVATIVE SECURITIES Stock index futures and stock index options are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. The fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the fund enters into these transactions, their success will depend on the manager's ability to select appropriate derivative investments. The fund could suffer losses if its derivative securities do not correlate well with the indexes or securities for which they are acting as a substitute or if the fund cannot close out a position because the trading markets become illiquid.

            More detailed information about the fund, its policies, and risks can be found in the SAI.

            PAST PERFORMANCE

            Because the fund is new, it does not have a full calendar year of performance.

            FEES AND EXPENSES
            --------------------------------------------------------------------

            This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and the example do not include any plan administration fees and expenses imposed on retirement plans for which the fund's class 3 shares are an investment option. If they were included, your costs would be higher. Investors should consult the plan sponsor or the terms of their retirement plan for more information.

            SHAREHOLDER FEES (fees paid directly from your investment)
                                                                                       Class 3
            ----------------------------------------------------------------------------------
            Maximum sales charge (load) imposed on purchases                           0.00%
            Maximum deferred sales charge (load)                                       0.00%1

            ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets)2,3
                                                                                       Class 3
            ----------------------------------------------------------------------------------
            Management fees                                                            0.15%
            Distribution and service (12b-1) fees                                      0.25%
            Other expenses                                                             0.60%
            ----------------------------------------------------------------------------------
            Total annual fund operating expenses                                       1.00%
            Fee waiver/expense reductions                                             (0.20%)
            ----------------------------------------------------------------------------------
            Net expenses                                                               0.80%
            ----------------------------------------------------------------------------------

            1. Shares acquired through an exchange from another Franklin Templeton fund may be subject to a contingent deferred sales charge in certain circumstances. Please see page 13.

            2. The management fees and Distribution and service (12b-1) fees shown are based on the fund's maximum contractual amount. Other expenses are estimated.

            3. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 0.80% of the class 3's average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

            EXAMPLE

            This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

            /bullet/ You invest $10,000 for the periods shown;
            /bullet/ Your investment has a 5% return each year; and /bullet/ The fund's operating expenses are BEFORE WAIVER and remain the same.

            Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                              1 Year   3 Years
            --------------------------------------------------------------------
            Class 3                                           $102 1   $318

            1. Assumes a contingent deferred sales charge will not apply.

            MANAGEMENT

            Franklin Advisers, Inc. (Advisers) 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777, is the fund's investment manager.

            Under an agreement with Advisers, State Street Global Advisors
            (SSgA), Two International Place, Boston, Massachusetts 02110, is the fund's sub-advisor. SSgA is a division of State Street Bank and Trust Company. A team from SSgA provides Advisers with investment management advice and assistance.

            The fund's lead portfolio manager is:

            Mark Boyadjian PORTFOLIO MANAGER OF ADVISERS

            Mr. Boyadjian is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Philosophy from the University of California at Berkeley. Prior to joining the Franklin Templeton Group in 1998, Mr. Boyadjian was a portfolio manager at Scudder, Stevens & Clark.

            The fund pays Advisers a fee for managing the fund's assets. The fee is equal to an annual rate of 0.15% of the fund's net assets. The manager is contractually obligated to limit management fees so that Total annual fund operating expenses do not exceed 0.80% of the fund's Class 3 net assets in 2000.

            "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Franklin Templeton Distributors, Inc. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Please see the SAI for more information.

            OVERVIEW OF THE TRUST

            Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, currently consists of twenty-nine
            (29) separate funds, offering a wide variety of investment choices. Each fund generally has two classes of shares, class 1 and class 2. The funds are generally only available as investment options in variable annuity or variable life insurance contracts, except for Franklin S&P 500 Index Fund which offers class 3 shares as an investment option to defined contributions plans participating in Franklin Templeton ValuSelect(R) and certain other qualified retirement plans that have executed a special agreement with the fund or its agents.

            INVESTMENT CONSIDERATIONS

            o The fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

            o No single fund can be a complete investment program; consider diversifying your fund choices.

            o You should evaluate the fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine if the fund is right for you.

            RISKS

            o There can be no assurance that the fund will achieve its investment goal.

            o Because you could lose money by investing in the fund, take the time to read this prospectus and consider all risks before investing.

            o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investments goals.

            o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

            More detailed information about the fund, its investment policies, and its particular risks can be found in the fund's Statement of Additional Information (SAI).

            MANAGEMENT

            The funds' investment managers and their affiliates manage over $229 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

            DISTRIBUTIONS AND TAXES

            INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund will declare as dividends substantially all of its net investment income. The fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the fund will reduce the per share net asset value (NAV) by the per share amount paid.

            TAX CONSIDERATIONS Fund distributions received by your qualified retirement plan, such as a Section 401(k) plan or profit sharing plan, are generally tax-deferred. This means that you are not required to report fund distributions on your income tax return when paid, but rather, when your plan makes payments to you. Investors should consult their retirement plan documents for more information.

            FINANCIAL HIGHLIGHTS

            The financial highlights table provides further details to help you understand the financial performance of class 3 shares for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).

            Class 3Year ended December 31,
            --------------------------------------------------------------------
                                                                         1999 1
            --------------------------------------------------------------------
            Per share data ($)
            Net asset value, beginning of year                            10.00
            --------------------------------------------------------------------
             Net investment income                                          .03
             Net realized and unrealized gains                              .52
            --------------------------------------------------------------------
            Total from investment operations                                .55
            Net asset value, end of year                                  10.55
            --------------------------------------------------------------------
            Total return (%)+                                              5.50

            Ratios/supplemental data
            Net assets, end of year ($ x 1,000)                        2,349
            Ratios to average net assets: (%)
             Expenses                                                       .80*
             Expenses, excluding waiver by affiliate                       4.16*
             Net investment income                                         1.78

            *Annualized

            +Total return does not include deductions of plan administration fees and expenses that may be incurred under the retirement plan for which the fund serves as an investment option. If they had been included, total return would be lower. Total return is not annualized.

            1. For the period November 1, 1999 (commencement of operations) to December 31, 1999. Based on average shares outstanding.

            Fund Account Information

            BUYING SHARES
            --------------------------------------------------------------------

            Class 3 shares of the fund are sold at NAV to defined contribution plans participating in Franklin Templeton ValuSelect(R) and certain other qualified retirement plans that have executed a special agreement with the fund or its agents to serve as an investment option for plan participants. Class 1 and class 2 shares of the fund are sold at NAV to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The fund's Board monitors the different share classes to be sure there are no material conflicts of interest between the two different types of contract owners and/or plan participants. If there were, the Board would take corrective action.

            Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The fund does not issue share certificates.

            Investors should consult their retirement plan documents for more information about selecting the fund as an investment option.

            SELLING SHARES
            --------------------------------------------------------------------

            Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form. A Contingent Deferred Sales Charge (CDSC) may apply to shares of the fund acquired through an exchange of shares from another Franklin Templeton fund if the retirement plan is transferred out of the Franklin Templeton funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton funds. The CDSC is 1% of the current value of the shares being sold or the NAV at the time of the purchase of the shares you exchanged for the fund's shares, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

            EXCHANGING SHARES
            --------------------------------------------------------------------

            You may exchange shares of the fund for shares of other Franklin Templeton funds offered as an investment option in your defined contribution plan, subject to the terms, and any specific limitations on the exchange (or "transfer") privilege, described in your plan and in the prospectus of that fund.

            Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of exchanges that may be made (please see "Market Timers," below).

            FUND ACCOUNT POLICIES
            --------------------------------------------------------------------

            CALCULATING SHARE PRICE The fund calculates its NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

            The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

            Requests to buy and sell shares are processed on any day the fund is open for business at the NAV next calculated after we receive the request in proper form.

            REPORTS Investors will receive confirmations and account statements that show account activity. Investors will also receive the fund's financial reports every six months.

            If there is a dealer or other investment representative of record on the account, he or she may also receive confirmations, account statements and other information about the account directly from the fund.

            MARKET TIMERS The fund may restrict or refuse investments by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

            ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserve certain rights, including:

            o The fund may refuse any order to buy shares.
            o At any time, the fund may establish or change investment minimums.
            o The fund may modify or discontinue the exchange privilege on 60 days' notice.
            o Investors may only buy shares if the fund is eligible for sale in their state or jurisdiction.
            o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
            o For redemptions over a certain amount, the fund reserves the right to make payments in securities or other assets of the fund, in the case of an emergency.

            SHARE CLASSES The fund has three classes of shares, class 1, class 2 and class 3, which differ only with respect to certain class-specific expenses. Class 2 and class 3 each have a distribution plan or "rule 12b-1 Plan" which is described in the prospectuses offering class 2 and class 3 shares. In addition, class 3 bears its own registration expenses under state and federal securities laws and transfer agency (shareholder account maintenance) expenses.

            DISTRIBUTION AND SERVICE (12B-1) FEES Class 3 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the fund to pay distribution fees of up to 0.25% per year to those who sell and distribute class 3 shares and provide services to shareholders and plan participants. Because these fees are paid out of class 3's assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost more than paying other types of sales charges. A portion of the fees payable to Franklin Templeton Distributors, Inc. (Distributors) or others under the rule 12b-1 plan may be retained by Distributors for its distribution expenses.

            QUESTIONS

            More detailed information about the Trust and the fund's account policies can be found in the fund's Statement of Additional Information (SAI). If you have any questions about the fund, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA, 94403-7777 or call 1-800/774-5001. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

            Franklin Templeton FUNDS

            Literature Request ~ Call 1-800/DIAL BEN(R) (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, sales charges and expenses, and should be read carefully before investing or sending money.

Global Growth
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global
 Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton International Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

Global Growth
and Income
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

Global Income
Franklin Global Government
 Income Fund
Franklin Templeton Global Currency Fund
Franklin Templeton Hard Currency Fund

Growth
Franklin Aggressive Growth
 Fund
Franklin Biotechnology

 Discovery Fund1
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund2
Franklin Growth Fund
Franklin Large Cap Growth
 Fund
Franklin Small Cap Growth Fund

Growth and Income
Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

Fund Allocator Series
Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

Income
Franklin Adjustable U.S. Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin Strategic Income Fund
Franklin U.S. Government Securities Fund
Franklin Federal Money Fund3
Franklin Money Fund3

Tax-Free Income
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund3

State-Specific Tax-Free Income
Alabama
Arizona4
California4
Colorado
Connecticut
Florida4
Georgia
Kentucky
Louisiana
Maryland
Massachusetts5
Michigan5
Minnesota5
Missouri
New Jersey
New York4
North Carolina
Ohio5
Oregon
Pennsylvania
Tennessee6
Texas
Virginia

Variable Annuities 7
Franklin(R)Valuemark(R)
Franklin Templeton Valuemark Income Plus (an immediate annuity)

1. As of February 18, 2000, the fund is closed to new investors with the exception of retirement plans.
2. Effective April 10, 2000, the fund will be renamed Franklin Gold and Precious Metals Fund.
3. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
4. Two or more fund options available: long-term portfolio; portfolio of insured securities; high yield portfolio (CA); intermediate-term and money market portfolios (CA and NY).
5. Portfolio of insured municipal securities.
6. The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
7. Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by USAllianz Investor Services, LLC. Franklin Templeton Variable Insurance Products Trust, formerly Franklin Valuemark Funds, is managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

03/00

            For More Information

            You can learn more about the fund in the following documents:

            ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
            Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report.

            STATEMENT OF ADDITIONAL INFORMATION (SAI) Contains more information about the fund, its investments, poli- cies and risks. It is incorporated by reference (is legally a part of this prospectus).

            For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

            Franklin(R)Templeton(R)
            1-800/774-5001

            You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file 811-5479ZF050 P 05/00

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
PREVIOUSLY, FRANKLIN(R) VALUEMARK(R) FUNDS
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

MAY 1, 2000
777 Mariners Island Blvd., P.O. Box 7777, San Mateo CA  94403-7777
1-800/342-3863

 [GRAPHIC OMITTED]

The following series or funds (funds) of Franklin Templeton Variable Insurance Products Trust (Trust), previously Franklin Valuemark Funds, generally offer class 1 and class 2 shares, which are available only to insurance companies for use as investment options in variable annuity or variable life insurance contracts. S&P 500 Index Fund also offers a class 3, which is available only to defined contribution plans participating in Franklin ValuSelect(R) and certain other qualified retirement plans.

Aggressive Growth Fund
Global Communications Fund
 PREVIOUSLY FRANKLIN GLOBAL UTILITIES SECURITIES FUND
Franklin Global Health Care Securities Fund
 PREVIOUSLY GLOBAL HEALTH CARE SECURITIES FUND
Franklin Growth and Income Securities Fund
 PREVIOUSLY FRANKLIN GROWTH AND INCOME FUND
Franklin High Income Fund
 PREVIOUSLY HIGH INCOME FUND
Franklin Income Securities Fund
 PREVIOUSLY INCOME SECURITIES FUND
Franklin Large Cap Growth Securities Fund
 PREVIOUSLY FRANKLIN CAPITAL GROWTH FUND
Franklin Money Market Fund
 PREVIOUSLY MONEY MARKET FUND
Franklin Natural Resources Securities Fund
 PREVIOUSLY NATURAL RESOURCES SECURITIES FUND
Franklin Real Estate Fund
 PREVIOUSLY REAL ESTATE SECURITIES FUND
Franklin Rising Dividends Securities Fund
 PREVIOUSLY RISING DIVIDENDS SECURITIES FUND
Franklin Small Cap Fund
 PREVIOUSLY SMALL CAP FUND
Franklin S&P 500 Index Fund
Franklin Strategic Income Securities Fund
Franklin Technology Securities Fund
Franklin U.S. Government Fund
 PREVIOUSLY U.S. GOVERNMENT SECURITIES FUND
Franklin Value Securities Fund
 PREVIOUSLY VALUE SECURITIES FUND
Franklin Zero Coupon Funds, 2000, 2005, and 2010
 PREVIOUSLY ZERO COUPON FUNDS, 2000, 2005 AND 2010

Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Asset Strategy Fund
 PREVIOUSLY TEMPLETON ASSET ALLOCATION FUND
Templeton Developing Markets Securities Fund
 PREVIOUSLY TEMPLETON DEVELOPING MARKETS FUND
Templeton Global Income Securities Fund
Templeton Growth Securities Fund
 PREVIOUSLY TEMPLETON GLOBAL GROWTH FUND
Templeton International Securities Fund
 PREVIOUSLY TEMPLETON INTERNATIONAL FUND
Templeton International Smaller Companies Fund
Templeton Pacific Growth Securities Fund
 PREVIOUSLY TEMPLETON PACIFIC GROWTH FUND.

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the funds' prospectuses. The funds' prospectuses, dated May 1, 2000, which we may amend from time to time, contains the basic information you should know before investing in the funds. You should read this SAI together with the funds' prospectuses.

Effective May 1, 2000, the funds of Templeton Variable Products series Fund
(TVP) merged with similar corresponding funds of Franklin Templeton Variable Insurance Products Trust (VIP). The audited financial statements and auditor's report in the TVP and VIP funds' Annual Reports to Shareholders, for the fiscal year ended December 31, 1999, are incorporated by reference (are legally a part of this SAI).

To obtain a free additional copy of a prospectus for class 1 or class 2, or an annual report, please call Franklin Templeton at 1-800/342-3863, or your insurance company. To obtain additional copies of the prospectus for class 3 of S&P 500 Index Fund please call us at 1-800/774-5001.

CONTENTS

Goals and Strategies
Securities and Investment Techniques
 Common to More Than One Fund
Risks of Securities and Investment Techniques
Non-Fundamental Policies Affecting Multiple Funds
Officers and Trustees
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Pricing Shares
The Underwriter
Performance
Miscellaneous Information
Description of Bond Ratings

--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:
--------------------------------------------------------------------------------
/bullet/ ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
         FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;
--------------------------------------------------------------------------------
/bullet/ ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
         BANK;
--------------------------------------------------------------------------------
/bullet/ ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
         PRINCIPAL.
--------------------------------------------------------------------------------

 GOALS AND STRATEGIES
--------------------------------------------------------------------------------
FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND
(AGGRESSIVE GROWTH FUND)

The fund's investment goal is capital appreciation. This goal is fundamental, which means it may not be changed without shareholder approval.

Under normal market conditions, the fund will invest primarily in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy.

CONVERTIBLE SECURITIES Although the fund may invest in convertible securities without limit, it currently intends to limit these investments to no more than 5% of its net assets. The fund intends to invest in liquid convertible securities but there can be no assurance that it will always be able to do so. Convertible SECURITIES have risk characteristics of both equity and debt securities.

FOREIGN SECURITIES Although the fund may invest in foreign securities, including depositary receipts, it intends to limit such investments to 10% of its total assets.

OTHER INVESTMENT POLICIES The fund may also:

/bullet/ write covered put and call options, and purchase put and call options, on securities or financial indices. The fund will only buy options if the premiums paid for such options total 5% or less of its net assets;
/bullet/ purchase and sell futures contracts or related options with respect to securities, indices, and currencies. The fund will not enter into a futures contract if the amounts paid for its open contracts, including required initial deposits, would exceed 5% of its net assets;
/bullet/ invest in illiquid securities up to 15% of its net assets;
/bullet/ lend its portfolio securities up to 33 1/3% of the value of its total assets;
/bullet/ borrow up to 33 1/3% of the value of its assets; and /bullet/ enter into repurchase and reverse repurchase agreements.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
(GLOBAL COMMUNICATIONS FUND)

BEFORE NOVEMBER 15, 1999, THE FUND'S NAME WAS "FRANKLIN GLOBAL UTILITIES SECURITIES FUND," AND BEFORE MAY 1, 1998, THE FUND'S NAME WAS "UTILITY EQUITY FUND." The fund's investment goals are capital appreciation and current income. These goals are fundamental, which means they may not be changed without shareholder approval.

Under normal market conditions, the fund will invest primarily in equity securities of companies engaged in providing communication services and communication equipment. The fund currently expects to invest in common stocks that the manager expects to pay dividends. The fund may invest significantly in small-cap companies, those with market capitalization values (share price multiplied by the number of common stock shares outstanding) of less than $1.5 billion, but will typically invest in large- and mid-cap companies.

GAS AND WATER COMPANIES The utility companies in which the fund may invest include gas transmission and distribution companies and companies in the water supply industry. Like electric utility companies, gas transmission and distribution companies continue to undergo significant changes. Many companies have diversified into oil and gas exploration and development. This makes returns more sensitive to energy prices. The water supply industry is highly fragmented due to local ownership. Water supply company securities are often thinly traded and their markets are less liquid than other utility securities.

FOREIGN SECURITIES The fund may invest in stocks and debt securities of companies of any nation, developed or emerging. The fund will normally invest at least 65% of its assets in issuers located in at least three different countries, and generally expects to invest a higher percentage of its assets in U.S. securities than issuers located in any other single country. As a non-fundamental policy, the fund will limit its investments in securities of Russian issuers to 5% of assets.

CONCENTRATION The fund concentrates its investments (invests more than 25% of its total assets) in the global public utilities sector and, in particular, within that sector invests primarily in communications companies. Investing in a fund that concentrates its investments in specialized market sector involves increased risks.

OTHER INVESTMENT POLICIES The fund may invest up to 5% of its assets in debt securities, including convertible bonds issued by public utility issuers. These debt securities may be rated Ba or lower by Moody's or BB or lower by S&P(R) or unrated securities that the manager determines are of comparable quality. The fund currently intends to invest no more than 5% of its assets in preferred stocks or convertible preferred stocks issued by public utility issuers. Subject to these limits, the fund may invest up to 5% of its assets in enhanced convertible securities.

The fund may also:

/bullet/ write covered call options;
/bullet/ lend its portfolio securities up to 30% of its assets;
/bullet/ borrow up to 5% of the value of its total assets for any purpose other than direct investments in securities, and up to 33 1/3% of the value of its total assets from banks for temporary or emergency purposes; and
/bullet/ enter into repurchase transactions.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN GLOBAL HEALTH CARE SECURITIES FUND
(GLOBAL HEALTH CARE FUND)

The fund's investment goal is capital appreciation. This goal is fundamental, which means it may not be changed without shareholder approval.

Under normal market conditions, the fund will invest primarily in equity securities of companies in the health care sector. Health care companies are those that, based on their most recently reported fiscal year, (i) derived at least 50% of their earnings or revenues from health care activities, or (ii) have devoted at least 50% of their assets to health care activities. Health care activities include research, development, production or distribution of products and services in industries such as pharmaceutical, biotechnology, health care facilities, medical supplies, medical technology, medical services, managed care companies, health care related information systems, and personal health care products.

Often major developments in health care come from foreign companies. Therefore, in the opinion of the manager, a portfolio of global health care company securities may provide greater potential for investment participation in present and future opportunities than may be present in domestic health care related industries. The manager also believes that U.S. health care companies may be subject to increasing regulation and government control. By investing in foreign, as well as U.S. health care companies, the manager believes that the fund will be able to lessen the impact of U.S. Government regulation on its portfolio. By investing in multiple countries, the risk of a single government's actions on the portfolio may also be reduced.

FOREIGN SECURITIES The fund will mix its investments globally by investing at least 70% of its assets in securities of issuers located in at least three different countries, one of which may be the U.S. The fund may invest in both developed and emerging markets, but does not currently intend to invest more than 10% of its assets in securities of emerging markets, which may involve greater risks. The fund will not invest more than 40% of its net assets in any one country, other than the U.S. From time to time, the fund may invest a significant portion of its assets in securities of U.S. issuers, the prices of which may fluctuate independently from comparable foreign securities. As a global fund, it may invest in securities issued in any currency, including multinational currency units such as the Euro or European Currency Unit, and may hold currency. The fund may also buy depositary receipts. As a non-fundamental policy, the fund will limit its investments in securities of Russian issuers to 5% of its assets.

CONVERTIBLE SECURITIES The fund may invest up to 10% of its assets in convertible securities, which have risk characteristics of both equity and debt securities.

CONCENTRATION The fund concentrates its investments (invests more than 25% of its total assets) in the global health care sector. Investing in a fund that concentrates its investments in a specialized market sector involves increased risks.

DEBT SECURITIES Depending upon current market conditions, the fund may invest up to 30% of its assets in debt securities issued by U.S. and non-U.S. corporations and governments. To the extent the fund invests in debt securities, changes in interest rates in any country where the fund has investments will affect the value of the fund and its share price. The fund will invest in debt securities rated B or above by Moody's or S&P(R), or in unrated securities of similar quality and, in any event, does not currently expect investments in such lower rated debt securities to exceed 5% of the fund's assets. Securities rated below BBB are considered to be below investment grade.

OTHER INVESTMENT POLICIES The fund may engage in short sale transactions, in which the fund sells a security it does not own to a purchaser at a specified price. The fund's equity securities holdings may include rights and warrants. The fund may also:

/bullet/ write covered put and call options on securities or financial indices; /bullet/ purchase put and call options on securities or financial indices; /bullet/ purchase and sell futures contracts or related options with respect to securities, indices and currencies;
/bullet/ invest in restricted or illiquid securities;
/bullet/ lend portfolio securities up to 33 1/3% of its assets;
/bullet/ borrow up to 33 1/3% of the value of its assets from banks;
/bullet/ enter into repurchase or reverse repurchase agreements; and /bullet/ enter into foreign currency exchange contracts.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN GROWTH AND INCOME SECURITIES FUND
(GROWTH AND INCOME FUND)

The fund's principal investment goal is capital appreciation. Its secondary goal is current income. These goals are fundamental, which means they may not be changed without shareholder approval.

Under normal market conditions, the fund will maintain a broadly diversified portfolio of U.S. common stocks that may be traded on a securities exchange or over-the-counter; i.e., directly from the dealer.

The selection criteria for the fund's primary investments are discussed in the prospectus.

The fund seeks current income through the receipt of dividends or interest from its investments, and the payment of dividends may therefore be a consideration in purchasing debt or equity securities.

AMERICAN DEPOSITARY RECEIPTS (ADRS) are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts involve the same risks as direct investments in foreign securities and are, for purposes of the fund's investment policies, considered to be investments in the underlying securities.

REITS The fund currently intends to invest no more than 15% of its assets in equity REITs.

OTHER INVESTMENT POLICIES In pursuing its secondary goal of current income, the fund may also invest up to 35% in any combination of common stocks with current dividend yields at or below the average dividend yield of the Standard & Poor's 500 Index; convertible securities, including bonds, preferred stocks, and enhanced convertible securities; debt securities; and REITs. The fund will not invest more than 5% of its assets in debt securities, including convertible debt securities, rated below investment grade and, in any event, will not invest in debt securities that, at the time of purchase, are rated lower than B by Moody's or unrated debt securities that the manager determines to be of comparable quality.

The fund may also:

/bullet/ write covered call and put options;
/bullet/ purchase call and put options on securities and indices of securities, including "forward conversion" transactions;
/bullet/ lend its portfolio securities up to 30% of its assets;
/bullet/ borrow up to 5% of the value of its total assets for any purpose other than direct investments in securities, and up to 33 1/3% of the value of its total assets from banks for temporary or emergency purposes; and
/bullet/ enter into repurchase transactions.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN HIGH INCOME FUND
(HIGH INCOME FUND)

The fund's principal investment goal is to earn a high level of current income. Its secondary goal is capital appreciation. These goals are fundamental, which means they may not be changed without shareholder approval.

Under normal market conditions, the fund will invest primarily in debt securities. The fund may invest in debt securities in any rating category, including high yield, lower-rated debt securities ("junk bonds"), or in unrated debt securities. But, the fund does not intend to invest more than 5%, at the time of purchase, in securities in the lowest rating categories, i.e., rated below Caa by Moody's or CCC by S&P(R) or unrated securities that the manager determines are of comparable quality. The fund will not purchase defaulted securities, but may continue to hold securities that go into default. The fund may also buy lower-rated zero-coupon, deferred interest and pay-in-kind securities. The fund may occasionally participate on creditors' committees for issuers of defaulted debt. If it does, the fund is generally restricted from selling those securities to anyone other than another member of the creditors' committee, which restricts the liquidity of the holding.

Ratings assigned by the rating agencies are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of the rating. Credit quality in the high yield debt market, however, can change suddenly and unexpectedly, and credit ratings may not reflect the issuer's current financial condition. For these reasons, the manager does not rely principally on the ratings assigned by rating agencies, but performs its own independent investment analysis of securities being considered for the fund's portfolio.

OTHER INVESTMENT POLICIES The fund may also:

/bullet/ acquire loan participations;
/bullet/ purchase debt securities on a "when-issued" basis;
/bullet/ write covered call options;
/bullet/ lend its portfolio securities up to 30% of its assets;
/bullet/ borrow up to 5% of the value of its total assets for any purpose other than direct investments in securities, and up to 33 1/3% of the value of its total assets from banks for temporary or emergency purposes; and
/bullet/ enter into repurchase agreements and forward currency exchange contracts, participate in interest rate swaps, invest in restricted securities, and invest in trade claims.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN INCOME SECURITIES FUND
(INCOME SECURITIES FUND)

The fund's investment goal is to maximize income while maintaining prospects for capital appreciation. This goal is fundamental, which means it may not be changed without shareholder approval.

Under normal market conditions, the fund will invest in debt and equity securities. The assets of the fund may be held in cash or invested in securities traded on any national securities exchange, in money market instruments, or in securities issued by a corporation, association or similar legal entity having gross assets valued at not less than $1 million as shown by its most recently published annual report. These investments may include zero coupon, deferred interest or pay-in-kind bonds, or preferred stocks. Because the manager has the discretion to choose the percentage of assets that can be invested in a particular type of security as market conditions change, the fund's portfolio may be entirely invested in debt securities or, conversely, in common stocks.

OTHER INVESTMENT POLICIES While the fund may invest up to 5% of its assets in defaulted debt securities, which are considered speculative, it does not currently intend to invest in those securities. The fund currently does not intend to invest more than 5% of its assets in loan participations and other related direct or indirect bank securities. The fund may invest up to 5% of its assets in trade claims. Both loan participations and trade claims carry a high degree of risk. In addition, the fund does not intend to invest more than 5% of its assets in enhanced convertible securities.

The fund may also:

/bullet/ lend its portfolio securities up to 30% of its assets;
/bullet/ borrow up to 5% of the value of its total assets for any purpose other than direct investments in securities, and up to 33 1/3% of the value of its total assets from banks for temporary or emergency purposes;
/bullet/ enter into repurchase transactions;
/bullet/ purchase securities on a "when-issued" or "delayed-delivery" basis; and /bullet/ write covered call options on securities.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN LARGE CAP GROWTH SECURITIES FUND
(LARGE CAP FUND)

BEFORE DECEMBER 15, 1999, THE FUND'S NAME WAS THE FRANKLIN CAPITAL GROWTH FUND.

The fund's investment goal is capital appreciation. Current income is only a secondary consideration in selecting portfolio securities. This goal is fundamental, which means it may not be changed without shareholder approval.

Under normal market conditions, the fund will invest primarily in equity securities of U.S. large-cap growth companies (those with market capitalizations of $8.5 billion or more). Some of these securities may yield little or no current income. The fund's assets may be invested in shares of common stock traded on any national securities exchange or over-the-counter, and in convertible securities including convertible preferred stocks.

HEALTH CARE COMPANIES The fund may, at times, have significant investments in securities of health care companies. Because the activities of health care companies may be heavily dependent on federal and state government funding, the profitability of these companies could be adversely affected if that funding is reduced or discontinued. Stocks of these companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, or legislative reform of the health care system. Health care companies are also subject to the risks of product liability lawsuits and the risk that their products and services may become obsolete.

FINANCIAL SERVICES COMPANIES The fund may also invest in financial services companies. Financial services companies are subject to extensive government regulation of the amount and types of loans and other financial commitments they can make, and of the interest rates and fees they can charge. These limitations can have a significant impact on a financial services company's profitability because its profitability is affected by its ability to make financial commitments such as loans. In addition, changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on the financial services industry.

DEBT SECURITIES INCLUDING LOWER RATED SECURITIES To the extent the fund invests in debt securities and convertible debt securities, it does not intend to invest more than 5% in those rated Ba or lower by Moody's or BB or lower by S&P(R) or unrated securities that the manager determines are of comparable quality.

FOREIGN SECURITIES The fund may invest up to 10% of its assets in foreign securities, including depositary receipts and emerging market securities.

OTHER INVESTMENT POLICIES The fund may also:

/bullet/ write covered call options;
/bullet/ purchase put options on securities;
/bullet/ lend its portfolio securities up to 30% of its assets;
/bullet/ borrow up to 5% of the value of its total assets for any purpose other than direct investments in securities, and up to 33 1/3% of the value of its total assets from banks for temporary or emergency purposes;
/bullet/ enter into repurchase transactions; and /bullet/ invest in restricted or illiquid securities.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN MONEY MARKET FUND
(MONEY FUND)

The fund's investment goal is high current income, consistent with liquidity and capital preservation. This goal is fundamental, which means it may not be changed without shareholder approval.The fund also seeks to maintain a stable share price of $1.00.

The fund invests primarily in high-quality, short-term money market securities of domestic and foreign issuers, including:

/bullet/ U.S. Government securities with fixed, floating or variable interest rates;
/bullet/ repurchase agreements;
/bullet/ obligations, with fixed, floating or variable interest rates, issued or guaranteed by U.S. banks with assets of at least one billion dollars, including certificates of deposit, bank notes, loan participation interests, commercial paper, unsecured promissory notes, time deposits, and bankers' acceptances;
/bullet/ obligations of foreign branches of foreign banks, U.S. branches of foreign banks ("Yankee Dollar Investments"), and foreign branches of U.S. banks ("Eurodollar Investments"), all of which include certificates of deposit, bank notes, loan participation interests, commercial paper, unsecured promissory notes, time deposits, and bankers' acceptances, where the parent bank has more than five billion dollars in total assets at the time of purchase;
/bullet/ commercial paper, including asset backed commercial paper;
/bullet/ other short-term securities, with fixed, floating or variable interest rates, issued or guaranteed by U.S. corporations, or securities issued by foreign entities;
/bullet/ taxable municipal securities, up to 10% of the fund's assets; and /bullet/ unrated notes, paper, securities or other instruments that the manager determines to be of comparable high quality. Under the SEC's money fund rules, the fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities: o with remaining maturities of 397 days or less;
/bullet/ that the fund's manager determines present minimal credit risks; and o that are rated in the top two short-term rating categories by independent rating agencies or, if unrated, determined by the fund's Board of Trustees to be comparable.

If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days, the fund will invest its available so that it reduces its dollar-weighted average portfolio maturity to 90 days or less as soon as is reasonably practicable. Although the fund may invest up to 5% of assets in securities rated in the second highest category (or unrated securities the manager determines are comparable), it generally invests in securities rated in the highest category.

ASSET-BACKED SECURITIES The fund may, at times, hold a significant portion of its assets in asset-backed securities, typically commercial paper backed by loans or accounts receivable of an entity or number of different entities, such as banks or credit card companies. BANK OBLIGATIONS The fund may invest in obligations of U.S. branches of foreign banks, which are considered domestic banks. The fund will only make these investments if the branches have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. The fund may invest up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The fund may also invest in time deposits, which are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The fund may invest up to 10% of its assets in time deposits with maturities in excess of seven calendar days.

DIVERSIFICATION The fund may not invest more than 5% of its total assets in securities of a single issuer, other than U.S. Government securities, although it may invest more than 5% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. The fund also may not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category. OTHER INVESTMENT POLICIES The fund may also:

/bullet/ buy U.S. Government securities on a when-issued or delayed delivery basis;
/bullet/ lend portfolio securities up to 30% of its assets;
/bullet/ borrow up to 5% of the value of its total assets for any purpose other than direct investments in securities, and up to 33 1/3% of the value of its total assets from banks for temporary or emergency purposes; and
/bullet/ enter into repurchase agreements.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN NATURAL RESOURCES SECURITIES FUND
(NATURAL RESOURCES FUND)

PRIOR TO MAY 1, 1997, THE NATURAL RESOURCES FUND WAS KNOWN AS THE PRECIOUS METALS FUND AND HAD DIFFERENT INVESTMENT GOALS AND POLICIES. The fund's principal investment goal is capital appreciation. Its secondary goal is to provide current income. These goals are fundamental, which means they may not be changed without shareholder approval.

Under normal market conditions, the fund will invest primarily in equity securities of companies principally in the natural resources sector. These are companies that own, produce, refine, process or market natural resources, or provide support services for natural resources companies (e.g., develop technologies or provide services, supplies or equipment related to activities related to natural resources). The natural resources sector includes, but is not limited to, the following industries: energy services and technology; integrated oil; oil and gas exploration and production; gold and precious metals; steel and iron ore production; aluminum production; forest, farming, and paper products; chemicals; building materials; and environmental services.

While the fund generally expects to invest primarily in equity securities, the manager may vary the mixture of common stocks, preferred stocks and debt securities depending on how each category may contribute to attaining the fund's investment goal.

The fund may invest up to 35% of its assets in equity or debt securities of foreign or domestic issuers outside the natural resources sector. Some of these issuers may be in industries related to the natural resources sector and, therefore, may be subject to similar risks. The fund may have significant investments in alternative energy sources, which include batteries, switching technology and utilities, and may also invest in REITs. The value of companies involved in alternative energy sources may be affected by conditions impacting natural resources companies. For example, when oil prices are high, alternative energy sources may be in greater demand, but when oil prices fall, demand for alternative energy sources may fall, and companies in that industry may be adversely affected.

CONCENTRATION The fund concentrates its investments (invests more than 25% of its total assets) in the natural resources sector described above. Investing in a fund that concentrates its investments in a specialized market sector involves increased risk. In addition, at the manager's discretion, the fund may from time to time have significant investments in any industry or group of industries within the natural resources sector. This strategy may expose the fund to greater investment risk than a more diversified strategy within the sector.

NATURAL RESOURCES RISKS Commodities produced by or used by certain of the natural resources industries are subject to limited pricing flexibility as a result of similar supply and demand factors. Other commodities have broad price fluctuations reflecting the volatility of certain raw materials' prices and the instability of supplies of other resources. These factors can affect the overall profitability of an individual company operating within the natural resources sector. While the manager may strive to diversify among the industries within the natural resources sector to reduce this volatility, the value of an individual company's securities may prove more volatile than the broader market. In addition, many of these companies operate in, or are dependent upon resources from, areas of the world where they are subject to unstable political environments, currency fluctuations and inflationary pressures.

FOREIGN SECURITIES While the fund will normally invest a greater percentage of its assets in U.S. securities than in securities of issuers in any other single country, the fund may invest 50% or more of its assets in foreign securities, including emerging markets.

SMALLER COMPANIES The fund may invest without limitation in small capitalization companies, which have market capitalizations of $1.5 billion or less. These may include investments in small mining or oil and gas exploration concerns that the manager believes may have significant potential for appreciation but are subject to the risk that their exploration efforts will not be successful.

NEW COMPANIES The fund will not invest more than 10% of its assets in securities of companies with less than three years of continuous operation.

COVERED PUT AND CALL OPTIONS The fund may seek to generate additional income by writing covered put and call options. When the fund writes a covered put option, it earns a premium for providing another person with the right to sell specific securities to the fund at a stated price. Writing covered put options may also allow the fund to acquire desirable securities at a favorable price; however, the fund may also be required to purchase securities at a stated price that is below the current market price for the securities. When the fund writes a covered call option, it earns a premium for providing another party with the right to buy specific securities held by the fund at a stated price; however, the fund may have to sell a security which it might otherwise want to hold, at a price that is lower than the then current market price. No more than 15% of the fund's assets will be subject to covered call options.

REITS The fund may invest up to 10% of its total assets in real estate investment trusts (REITs), which may be in or outside the natural resources sector. REITs are usually publicly traded companies that manage a portfolio of income producing real estate properties.

A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties. The value of a REIT may also be affected by factors that affect the underlying properties, the real estate industry, or local or general economic conditions. Changes in the market value of the fund's investments in REITs will affect its performance.

DEBT SECURITIES The fund may invest in debt securities issued by domestic or foreign corporations or governments. Debt securities obligate the issuer to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes and short-term investments.

The fund may invest, without percentage limitation, in debt securities rated as "investment grade" by Moody's or S&P(R) or, in unrated debt securities that the manager determines are of similar quality. The fund may also invest up to 15% of its assets in debt securities rated BB or lower by S&P(R) or Ba or lower by Moody's, so long as they are not rated lower than B by Moody's or S&P(R) or, if unrated, that the manager determines to be of comparable quality. The manager does not currently expect investments in lower rated debt securities to exceed 5% of the fund's assets.

OTHER INVESTMENT POLICIES The fund may also:

/bullet/ invest up to 5% in commodities (including gold bullion or gold coins)
         or futures on commodities related to the natural resources sector; /bullet/ purchase securities on a "when-issued" or "delayed delivery" basis; /bullet/ lend its portfolio securities up to 30% of its assets;

/bullet/ borrow up to 5% of the value of its total assets for any purpose other than direct investments in securities, and up to 33 1/3% of the value of its total assets from banks for temporary or emergency purposes;
/bullet/ enter into repurchase transactions; and /bullet/ invest in restricted or illiquid securities.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN REAL ESTATE FUND
(REAL ESTATE FUND)

The fund's principal goal is capital appreciation. Its secondary goal is to earn current income. These goals are fundamental, which means they may not be changed without shareholder approval.

Under normal market conditions, the fund will invest in real estate securities, primarily equity real estate investment trusts (REITs). As used by the fund, "real estate securities" will include equity, debt and convertible securities of companies having the following characteristics and limitations:

/bullet/ Companies qualifying as a REIT for federal income tax purposes. In order to qualify as a REIT, i) a company must derive at least 75% of its gross income from real estate sources (rents, mortgage interest, gains form the sale of real estate assets), and at least 95% from real estate sources, plus dividends, interest and gains from the sale of securities; ii) 75% of a company's assets must be made up of real property, mortgage loans, cash and certain securities; and iii) a company must make distributions to shareholders aggregating annually at least 95% of its REIT taxable income; or

/bullet/ Companies that have at least 50% of their assets or revenues attributable to the ownership, construction, management or other services, or sale of residential, commercial or industrial real estate. These companies would include real estate operating companies, real estate services and homebuilders.

/bullet/

The fund will generally invest in real estate securities listed on a securities exchange or traded over-the-counter. The fund may also invest in mortgage REITs, which specialize in lending money to developers, and hybrid REITs, which have a mix of equity and debt instruments. Mortgage REITs pass interest income on to shareholders. Mortgage REITs can be affected by the quality of any credit extended. Hybrid REITs can be affected by both the quality of any credit extended and, like equity REITs, by changes in the value of their holdings.

While the fund invests predominately in equity securities, the fund may also invest in debt and convertible securities. Debt securities represent the obligation of the issuer to repay a loan of money to it and generally to pay interest to the holder. Convertible securities have characteristics of both debt securities (which is frequently the form in which they are first issued) and equity securities (which is what they can be converted into). As an operating policy, the fund will not invest more than 10% of its net assets in debt securities, including convertible debt securities, rated Ba or lower by Moody's or unrated securities that the manager determines are of comparable quality. Generally, however, the fund will not acquire any securities rated lower than B by Moody's or unrated securities that the manager determines are of comparable quality.

In addition to its investments in real estate securities, the fund may also invest a portion of its assets in debt and equity securities of issuers whose products and services are closely related to the real estate industry and that are publicly traded on an exchange or in the over-the-counter market. These issuers may include, for example, manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages, such as savings and loan associations or mortgage bankers. Also, the fund may invest in companies whose principal business is unrelated to the real estate industry but who have at least 50% of their assets in real estate holdings.

CONCENTRATION The fund concentrates its investments (invests more than 25% of its total assets) in the real estate sector as described above. Investing in a fund that concentrates its investments in a specialized market sector or industry involves increased risk. The manager believes that, to the extent that the fund's assets are diversified into different types of real estate investments, that may help mitigate although not eliminate the risks of industry concentration. Moreover, the real estate market historically had only a modest correlation with the broader equity market.

FOREIGN SECURITIES The fund may invest up to 10% in foreign securities, including emerging markets.

OTHER INVESTMENT POLICIES The fund may also:

/bullet/ write covered call options;
/bullet/ lend its portfolio securities up to 30% of its assets;
/bullet/ borrow up to 5% of the value of its assets for any purpose other than direct investments in securities, and up to 33 1/3% of the value of its total assets from banks for temporary or emergency purposes;
/bullet/ engage in repurchase transactions; and /bullet/ invest in enhanced convertible securities.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN RISING DIVIDENDS SECURITIES FUND
(RISING DIVIDENDS FUND)

The fund's investment goal is long-term capital appreciation. This goal is fundamental, which means it may not be changed without shareholder approval. Preservation of capital, while not a goal, is also an important consideration.

Under normal market conditions, the fund will, as a fundamental policy, invest at least 65% of its net assets in financially sound companies that have paid consistently rising dividends. The fund believes that the securities of such companies, because of their dividend record, have a strong potential to increase in value.

The balance of the fund's portfolio will typically be invested in dividend-payment equity securities that meet some, but not all, of the criteria set forth in the fund's prospectus. The manager also considers other factors, such as return on shareholder's equity, rate of earnings growth and anticipated price/earnings ratios, in selecting investments for the fund.

FOREIGN SECURITIES The fund may invest up to 10% of its net assets in foreign securities, including those in emerging markets.

OTHER INVESTMENT POLICIES The fund may also:

/bullet/ lend its portfolio securities up to 33 1/3% of its assets; /bullet/ borrow up to 33 1/3% of the value of its total assets;
/bullet/ enter into repurchase transactions; and /bullet/ write covered call options.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN SMALL CAP FUND
(SMALL CAP FUND)

The fund's investment objective is long-term capital growth. This goal is fundamental, which means it may not be changed without shareholder approval.

Under normal market conditions, the fund will invest primarily in equity securities of small capitalization ("small cap") growth companies. Although the fund purchases securities of small cap companies, it may, at times, have a significant percentage of its assets in mid- and large-cap companies. This is, in part, because the fund will not dispose of securities of companies whose successes lead them into the mid- and large-cap range. This may also be a result of the fund's purchases of securities of larger companies, which the fund may make in addition to its main investments in smaller companies.

The securities of small-cap companies are traded on U.S. and foreign stock exchanges and in the over-the-counter market.

Equity securities of small-cap companies may consist of common stock, preferred stock, warrants for the purchase of common stock, and convertible securities. The fund currently does not intend to invest more than 10% of its assets in convertible securities.

The fund may purchase securities in private placements, particularly late stage private placements. Late stage private placements are sales of securities made in non-public, unregistered transactions shortly before a company expects to go public. The fund may do this in order to invest in securities of companies whose initial public offerings are expected to be "hot" issues. If the fund were to wait for the initial public offerings for some of these companies, its small cap restriction might preclude it from buying these securities. This is because, by the time the companies go public, the price at which the offering is finally sold may put some companies into the mid-cap range or the amount that might be allocated to the fund would be much less than it desires to buy. There is no public market for shares sold in these private placements and it is possible that an initial public offering will never be completed. Moreover, even after an initial public offering, there may be a limited trading market for the securities or the fund may be subject to contractual limitations on its ability to sell the shares.

FOREIGN SECURITIES Although the fund may invest up to 25% of its assets in foreign securities, including those of emerging markets issuers and depositary receipts, it does not intend to invest more than 10% in foreign securities, generally, nor more than 5% in emerging markets securities, specifically.

OTHER INVESTMENTS Although the fund's assets will be invested primarily in equity securities of small-cap companies, the fund may invest up to 35% of its assets in other securities, including equity securities of larger companies, which may cause its performance to vary from that of the small capitalization equity markets. The fund may invest in equity securities of larger companies that the fund's manager believes have strong growth potential, or in equity securities of relatively well-known, larger companies in mature industries that the manager believes have the potential for appreciation.

DEBT SECURITIES The fund may also invest in debt securities that the manager believes have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income is incidental to the fund's goal of capital growth. The fund may invest in debt securities rated B or above by Moody's or S&P(R), or in unrated securities the manager determines are of comparable quality. Currently, however, the fund does not intend to invest more than 5% of its assets in debt securities (including convertible debt securities) rated lower than BBB by S&P(R) or Baa by Moody's or, if unrated, that the manager determines to be of comparable quality.

REITS The fund currently does not intend to invest more than 10% of its assets in real estate investment trusts (REITs), including small company REITs.

LOANS OF PORTFOLIO SECURITIES The fund intends to take full advantage of its authority to lend its portfolio securities up to 30% of its assets in order to generate additional income. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

OTHER INVESTMENT POLICIES The fund may also:

/bullet/ write covered put and call options on securities or financial indices;

/bullet/ purchase put and call options on securities or financial indices;

/bullet/ purchase and sell futures contracts or related options with respect to securities, indices and currencies;
/bullet/ invest in restricted or illiquid securities;
/bullet/ borrow up to 33 1/3% of the value of its total assets; and /bullet/ enter into repurchase or reverse repurchase agreements.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN S&P 500 INDEX FUND
(S&P 500 INDEX FUND)

The fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of fund expenses. This goal is fundamental, which means that it may not be changed without shareholder approval.

DEBT SECURITIES represent a loan of money by the purchaser of the securities to the issuer. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. Common debt securities include bonds, notes and commercial paper, which differ in the length of the issuer's payment schedule with commercial paper having the shortest. The fund presently intends to limit these investments to high quality, short-term debt securities.

BANK OBLIGATIONS, or instruments secured by bank obligations, include fixed, floating or variable rate CDs, letters of credit, time deposits, bank notes and bankers' acceptances. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument upon maturity. Such obligations include dollar-denominated certificates of deposit and bankers' acceptances of banks having total assets in excess of $1 billion, certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion, or cash and time deposits with banks. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate.

COMMERCIAL PAPER typically refers to short-term obligations of banks, corporations and other borrowers with maturities of up to 270 days. Investments in commercial paper are generally limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P(R) or if unrated, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P(R).

U.S. GOVERNMENT SECURITIES The fund may invest in U.S. Government securities including: (1) U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (original maturities of one to ten years) and U.S. Treasury bonds (generally original maturities of greater than ten years); and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities such as the Government National Mortgage Association, the Export-Import Bank and the Farmers Home Administration. The fund's investments may include obligations that are supported by the full faith and credit of the U.S. Government. In the case of U.S. Government securities that are not backed by the full faith and credit of the U.S. Government (e.g., obligations of the Federal National Mortgage Association (FNMA) or a Federal Home Loan Bank), the fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

OPTIONS, FUTURES AND OPTIONS ON FINANCIAL FUTURES The fund may buy and sell financial futures contracts and options on these contracts and options on securities and securities indices. The fund may only sell covered options. The fund may not commit more than 5% of its total assets to initial margin deposits on futures and related options contracts and premiums paid for related options.

Financial futures contracts and options on these contracts and options on securities and securities indices are generally considered "derivative securities." The fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

OTHER INVESTMENT POLICIES The fund also may:

/bullet/ invest in illiquid securities;
/bullet/ lend its portfolio securities up to 33 1/3% of the value of the its total assets; and
/bullet/ borrow up to 33 1/3% of the value of its total assets.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN STRATEGIC INCOME SECURITIES FUND
(STRATEGIC INCOME FUND)

The fund's principal goal is to earn a high level of current income. Its secondary goal is long-term capital appreciation. These goals are fundamental, which means they may not be changed without shareholder approval.

Under normal market conditions, the fund will invest primarily in a combination of U.S. and non-U.S. debt securities, government securities, mortgage securities, asset-backed securities, convertible securities, and preferred stock. The fund may invest up to 35% of its total assets in common stocks.

MORTGAGE SECURITIES The fund may invest in mortgage securities issued or guaranteed by Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and stripped mortgage-backed securities, any of which may be privately issued.

DEBT SECURITIES The fund may invest in debt securities in any rating category, including high yield, lower-rated debt securities ("junk bonds"), or in unrated debt securities. Ratings assigned by the rating agencies are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of the rating. The fund may also buy defaulted debt securities if, in the opinion of the manager, it appears the issuer may resume interest payments or other advantageous developments appear likely in the near future.

DERIVATIVE INVESTMENTS The fund may invest limited amounts in various derivative investments, which carry high risk. Such derivatives could include: stripped mortgage-backed securities (including interest-only or principal-only securities); CMOs; options on securities, on securities indices, on futures contracts, and financial futures contracts; interest rate swap agreements; and mortgage dollar rolls. The fund may only buy options on securities and securities indices if the total premium paid for such options is 5% or less of total assets. The fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts.

CURRENCY HEDGING The fund may also use the following currency hedging techniques: investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts ("forward contracts"), and currency swaps.

PORTFOLIO TURNOVER The manager's rebalancing of the portfolio when seeking to keep interest rate risk, market and country allocations, and bond maturities at desired levels may cause the fund's portfolio turnover rate to be high. High turnover generally increases the fund's transaction costs. Moreover, in shifting assets strategically from one sector to another, there is no guarantee that the manager will consistently select the sectors that are the most advantageous.

INDEBTEDNESS AND PARTICIPATIONS The fund may invest in secured or unsecured corporate indebtedness, including loan participations and trade claims. When a corporation receives a loan from a financial institution such as a bank or insurance company, the financial institution may subsequently sell all or a part of the loan to investors such as the fund. A fractional interest in a company's indebtedness is called a "participation." If the loan is secured, the fund will generally have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. Purchasers of participations must rely on the financial institution that made the loan to assert any rights against the borrower with respect to the underlying indebtedness. Trade claims are generally purchased from creditors of companies in financial difficulty and typically represent money due to a supplier of goods or services to those companies.

INVERSE FLOATERS The fund may invest up to 5% of its total assets in inverse floaters, which are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices.

OTHER INVESTMENT POLICIES The fund may also:

/bullet/ invest up to 15% of its net assets in illiquid securities;
/bullet/ lend its portfolio securities up to 33 1/3% of the value of its total assets;
/bullet/ borrow up to 33 1/3% of the value of its total assets; and /bullet/ enter into repurchase or reverse repurchase agreements.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN TECHNOLOGY SECURITIES FUND
(TECHNOLOGY FUND)

THIS FUND IS NEW AS OF MAY 1, 2000.

The fund's investment goal is capital appreciation. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies expected to benefit from the development, advancement, and use of technology. This goal is fundamental, which means it may not be changed without shareholder approval.

The fund may invest in companies of any size and may, from time to time, invest a significant portion in small-cap companies. Small cap companies generally have market capitalizations of up to $1.5 billion, at the time of purchase. Mid-cap companies generally have market capitalizations of $1 to $8 billion at the time of the fund's investment. Market capitalization is the total market value of a company's outstanding stock.

The fund may invest up to 5% of its assets in private placements, particularly late stage private placements. Late stage private placements are sales of securities made in non-public, unregistered transactions shortly before a company expects to go public. The fund may do this in order to participate in companies whose initial public offerings are expected to be "hot" issues. There is no public market for shares sold in these private placements and it is possible that an initial public offering will never be completed. Moreover, even after an initial public offering, there may be a limited trading market for the securities or the fund may be subject to contractual limitations on its ability to sell the shares.

FOREIGN SECURITIES The fund may invest up to 35% of its total assets in foreign securities, including depositary receipts and emerging markets. The fund will limit its investments in emerging markets to less than 5% of its total assets.

The fund may buy foreign securities traded in the U.S. or directly in foreign markets. The fund may buy American, European, and Global Depositary Receipts. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, ADRs); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, GDRs or European Depositary Receipts, EDRs).

CONVERTIBLE SECURITIES The fund may invest in convertible securities up to 20% of its assets, principally in preferred stocks. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. Convertible securities have risk characteristics of both equity and debt securities.

DEBT SECURITIES The fund will invest less than 5% of its net assets debt securities. Debt securities obligate the issuer to repay a loan of money to it and generally pay interest to the holder. Common debt securities include bonds, notes, and commercial paper.

The fund may buy rated and unrated debt securities. Independent rating agenices rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk.

CONCENTRATION The fund concentrates its investments (invests more than 25% of its net assets) in equity securities of companies in the technology sector, including companies expected to benefit from the development, advancement, and use of technology. The fund may have significant investments in any industry or group of industries within the technology sector. Investing in a fund that concentrates its investments in a specialized market sector involves increased risks.

OTHER INVESTMENT POLICIES The fund may also:

/bullet/ engage in repurchase agreements;
/bullet/ lend its portfolio securities up to 33 1/3% of the value of its total assets;
/bullet/ borrow up to 33 1/3% of the value of its total assets;
/bullet/ invest its assets in securities issued by companies engaged in securities related businesses;
/bullet/ buy equity securities on a "when-issued" or "delayed delivery" basis; /bullet/ buy equity securities under a standby commitment agreement;
/bullet/ buy and sell options on securities and securities indices (provided the premiums paid for such options total 5% or less of the fund's net assets);
/bullet/ buy and sell futures contracts for securities and currencies;
/bullet/ buy and sell securities index futures and options on securities index futures; and

/bullet/ buy or write covered put and call options on securities listed on a national securities exchange and in the over-the-counter (OTC) market and on securities indices.

There can be no assurance that the securities underlying a standby commitment agreement will be issued. If issued, the value of the security may be more or less than its purchase price. Since the issuance of the security is at the option of the issuer, the fund may bear the risk of a decline in value of the security and may not benefit if the security appreciates in value during the commitment period.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN U.S. GOVERNMENT FUND
(GOVERNMENT FUND)

The fund's investment goal is income. This goal is fundamental, which means it may not be changed without shareholder approval.

Under normal market conditions, the fund will invest in a portfolio limited to U.S. Government securities. The fund primarily invests in fixed and variable rate mortgage-back securities such as Government National Mortgage Association obligations (Ginnie Maes), but may also invest in U.S. Treasury bonds, notes and bills, and other securities issued by U.S. Government agencies.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) OBLIGATIONS (GINNIE MAES) Ginnie Maes differ from other bonds in that principal is paid back over the life of the loan and may be paid back on an unscheduled basis rather than returned in a lump sum at maturity. GNMA's guarantee of payment of principal and interest on Ginnie Maes is backed by the full faith and credit of the U.S. Government. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. Payments to holders of Ginnie Maes consist of the monthly distributions of interest and principal less GNMA's and issuers' fees. The fund will reinvest the return of principal in securities that may have different interest rates than the Ginnie Mae on which the principal was returned.

Unscheduled principal payments are passed through to the Ginnie Mae holders, such as the fund, when mortgages in the pool underlying a Ginnie Mae are prepaid by borrowers (because a home is sold and the mortgage is paid off, or the mortgage is refinanced) or as a result of foreclosure. Accordingly, a Ginnie Mae's life is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to accurately predict the life of a particular Ginnie Mae.

OTHER MORTGAGE SECURITIES The fund may also invest in fixed-rate mortgage-backed securities, adjustable-rate mortgage-backed securities (ARMS), or a hybrid of the two. In addition to ARMS, the fund may also invest in adjustable rate U.S. Government securities, which may include securities backed by other types of assets, including business loans guaranteed by the U.S. Small Business Administration and obligations of the Tennessee Valley Authority. Some government agency obligations or guarantees are supported by the full faith and credit of the U.S. Government, while others are supported principally by the issuing agency and may not permit recourse against the U.S. Treasury if the issuing agency does not meet its commitments.

The ARMS in which the fund invests are issued primarily by GNMA, the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and are actively traded in the secondary market. ARMS issued by GNMA are collateralized by underlying mortgages that are fully guaranteed by the Federal Housing Administration or the Veterans Administration. ARMS issued by the FNMA or the FHLMC are collateralized by conventional residential mortgages conforming to standard underwriting size and maturity constraints.

ARMS allow the fund to participate in increases in interest rates through periodic adjustments in the coupon rates of the underlying mortgages, resulting in both higher current yields and lower price fluctuations. The fund will not, however, benefit from increases in interest rates to the extent that interest rates rise to the point where the current coupon of adjustable rate mortgages in the fund exceeds the maximum annual or lifetime reset limits (or "cap rates"). Fluctuations in interest rates above these levels could cause such ARMS to behave more like long-term, fixed-rate bonds. Similarly, the fund will generally not benefit by an increase in value of the underlying security when mortgage interest rates decline to the same extent as a fixed interest rate obligation or one that cannot be called or prepaid. See "Securities and Investment Techniques, Adjustable Rate Mortgage Securities" for additional details.

OTHER INVESTMENT POLICIES The fund may invest in certain other types of pass-through debt securities, issued or guaranteed by U.S. Government agencies or instrumentalities. The fund may also:

/bullet/ purchase securities on a "to be announced" and "delayed delivery"
         basis;
/bullet/ enter into covered mortgage "dollar rolls;"
/bullet/ lend portfolio securities up to 30% of its assets;
/bullet/ borrow up to 5% of the value its total assets for any purpose other than direct investments in securities, and up to 33 1/3% of the value of its total assets from banks for temporary or emergency purposes; and
/bullet/ engage in repurchase agreements.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN VALUE SECURITIES FUND
(VALUE FUND)

The fund's investment goal is long-term total return. This goal is fundamental, which means it may not be changed without shareholder approval.

Under normal market conditions, the fund will invest primarily in the common stocks of companies that the manager believes are selling substantially below the underlying value of their assets or their private market value. The fund may also invest in preferred stocks, securities convertible into common stocks, warrants, secured and unsecured debt securities, and notes. The fund may, from time to time, hold up to 100% of its total assets in money market instruments while awaiting suitable investment opportunities meeting its value standards.

The fund may purchase securities based on company stock buy-backs and company insiders' purchases and sales.

CONTROL The fund purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, if the manager perceives that the fund may benefit, the manager may, but is not obligated to, seek to influence or control management.

COMPANIES EMERGING FROM BANKRUPTCY The fund may buy securities of companies emerging from bankruptcy, which have special risks. Companies emerging from bankruptcy may have difficulty retaining customers and suppliers who prefer transacting with solvent organizations. If new management is installed in a company emerging from bankruptcy, the management may be considered untested; if the existing management is retained, the management may be considered incompetent. Further, even when a company has emerged from bankruptcy with a lower level of debt, it may still retain a relatively weak balance sheet. During economic downturns, these companies may not have sufficient cash flow to pay their debt securities and may also have difficulty finding additional financing. In addition, reduced liquidity in the secondary market may make it difficult for the fund to sell these securities or to value them based on actual trades.

FOREIGN SECURITIES The fund may invest up to 25% of its total assets in foreign securities, including depositary receipts, but currently intends to limit its investments in foreign securities generally to less than 10% and in emerging markets securities to less than 5%.

CONVERTIBLE SECURITIES The fund may invest in convertible securities, enhanced convertible securities and synthetic convertibles. The fund applies the same rating criteria and investment policies to convertible debt securities as its investments in debt securities. Convertible preferred stocks are equity securities that generally carry a higher degree of market risk than debt securities, and often may be regarded as speculative in nature. The fund's investments in enhanced convertible securities may provide higher dividend income but may carry additional risks, including reduced liquidity.

LOWER-RATED SECURITIES The fund may invest up to 25% of its assets in debt securities rated below BBB by S&P(R) or Baa by Moody's, or in unrated debt securities that the manager determines to be comparable. Such securities, sometimes called "junk bonds," are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Therefore, these securities involve special risks. Debt securities rated D by S&P(R) are in default and may be considered speculative.

OTHER INVESTMENT POLICIES The fund may also sell short securities it does not own, up to 5% of its assets. The fund may also sell securities "short against the box" without limit.

The fund may also:

/bullet/ lend its portfolio securities up to 33 1/3% of its assets;
/bullet/ borrow up to 33 1/3% of the value of its total assets from banks; /bullet/ invest in zero coupon securities, pay-in-kind bonds, structured notes, mortgage-backed and asset-backed securities;
/bullet/ purchase loan participations and trade claims, both of which carry a high degree of risk;
/bullet/ purchase and sell exchange-listed and over-the-counter put and call options on securities and financial indices;
/bullet/ purchase and sell futures contracts or related options with respect to securities and indices; and
/bullet/ invest in restricted or illiquid securities.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

FRANKLIN ZERO COUPON FUNDS, 2000, 2005, AND 2010
(ZERO COUPON FUNDS):
MATURING IN DECEMBER OF 2000, 2005, 2010

Each fund's investment goal is to provide as high an investment return as is consistent with the capital preservation. This goal is fundamental, which means it may not be changed without shareholder approval.

Under normal market conditions, each fund will invest primarily in bonds, which were issued without the promise to pay interest before maturity, and in "stripped securities," a term used collectively for Stripped Treasury Securities, Stripped Government Securities, Stripped Corporate Securities and Stripped Eurodollar Obligations, all of which are described below.

Zero coupon bonds may be issued by the U.S. Treasury, other U.S. Government agencies, foreign government issuers, and domestic and foreign corporations.

STRIPPED SECURITIES The stripped securities in which each fund invests refer to securities that were originally issued with both principal and periodic interest components, or coupons, and that have been separated or "stripped" generally by a securities dealer so that there is a principal-only component and an interest-only component. The principal-only strip functions the same way as does an original issue zero coupon bond in that no interest is paid during the life of the bond but, at maturity, the stated value of principal is returned to the holder.

The fund may purchase zero coupon bonds or stripped securities including:

/bullet/ Securities issued by the U.S. Treasury, including treasury bills and other debt securities ("Stripped Treasury Securities"). The funds do not anticipate that these securities will exceed 55% of a fund's assets.

/bullet/ Securities issued by the U.S. Government and its agencies and instrumentalities ("Stripped Government Securities").
/bullet/
/bullet/ Debt securities denominated in U.S. dollars that are issued by foreign issuers, often subsidiaries of domestic corporations ("Stripped Eurodollar Obligations").
/bullet/
/bullet/ To a lesser extent, zero coupon securities issued by domestic corporations, which consist of corporate debt securities without interest coupons, and, if available, interest coupons that have been stripped from corporate debt securities, and receipts and certificates for such stripped debt securities and stripped coupons (collectively, "Stripped Corporate Securities").
/bullet/

Zero coupon bonds and stripped securities, like other debt securities, are subject to certain risks, including credit and market risks. To the extent the funds invest in securities other than U.S. Treasury securities, these investments will be rated at least A by nationally recognized statistical rating agencies or unrated securities that the manager determines are of comparable quality. Debt securities rated A are regarded as having an adequate capacity to pay principal and interest but are vulnerable to adverse economic conditions and have some speculative characteristics. The funds will also attempt to minimize the impact of individual credit risks by diversifying their portfolio investments. The availability of stripped securities, other than Stripped Treasury Securities, may be limited at times. During such periods, because the funds must meet annuity tax diversification rules, they may invest in other types of fixed-income securities.

Because each fund will be primarily invested in zero coupon securities, investors who hold shares to maturity will experience a return consisting primarily of the amortization of discount on the underlying securities in the fund. However, the net asset value of a fund's shares increases or decreases with changes in the market value of that fund's investments.

FOREIGN SECURITIES Although each fund reserves the right to invest up to 10% of its assets in foreign securities, each fund typically invests less than that and only in dollar denominated foreign securities.

STRUCTURED NOTES Although each fund reserves the right to invest up to 10%, each fund currently does not intend to invest more than 5% of its assets in certain structured notes that are comparable to zero coupon bonds in terms of credit quality, interest rate volatility, and yield.

MATURITY The Zero Coupon Fund - 2000 will mature on December 15, 2000. The estimated expense of terminating and liquidating a fund will be accrued ratably over its Target Year. These expenses, which are charged to income like all expenses, are not expected to exceed significantly the ordinary annual expenses incurred by the fund and, therefore, should have no significant additional effect on the maturity value of the fund.

TAX CONSIDERATIONS Under federal income tax law, a portion of the difference between the purchase price of the zero coupon securities and their face value ("original issue discount") is considered to be income to the Zero Coupon Funds each year, even though the funds will not receive cash payments representing the discount from these securities. This original issue discount will comprise a part of the net taxable investment income of the funds that must be "distributed" to the insurance company, as shareholder, each year whether or not the distributions are paid in cash. To the extent the distributions are paid in cash, the fund may have to generate the required cash from interest earned on non-zero coupon securities or possibly from the disposition of zero coupon securities.

OTHER INVESTMENT POLICIES Each fund may invest up to, but under normal circumstances will have less than, 20% of its assets in money market instruments for purposes of providing income for expenses, redemption payments, and cash dividends. Each fund may also:

/bullet/ lend portfolio securities up to 30% of its assets;
/bullet/
/bullet/ borrow up to 5% of the value of its total assets for any purpose other than direct investments in securities, and up to 33 1/3% of the value of its total assets from banks for temporary or emergency purposes; and
/bullet/
/bullet/ enter into repurchase agreements.
/bullet/

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

MUTUAL DISCOVERY SECURITIES FUND
(MUTUAL DISCOVERY FUND)

The fund's investment goal is capital appreciation. This goal is fundamental, which means it may not be changed without shareholder approval.

Under normal market conditions, the fund invests primarily in domestic and foreign equity securities that the manager believes to be undervalued, as well as debt securities of any quality. Debt securities may include securities or indebtedness issued by corporations or governments in any form. Debt includes notes, bonds, or debentures, as well as distressed mortgage obligations and other debt secured by real property. The fund does not have established percentage limits for its investment in equity securities, debt securities or money market instruments.

The fund may invest in securities that are traded on U.S. or foreign exchanges, the NASDAQ national market or in the over-the-counter market. It may invest in any industry sector, although it will not concentrate in any one industry. From time to time, the fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available.

RESTRUCTURING OR DISTRESSED COMPANIES The fund also seeks to invest in securities of companies involved in mergers, consolidations, liquidations and spin-offs or as to which there exist tender or exchange offers. The fund may participate in such transactions. The fund also seeks to invest in companies that are, or are about to be, involved in reorganizations or bankruptcy, if the manager believes the investment may result in capital appreciation. The fund does not presently anticipate investing more than 50% of its assets in such investments, but is not restricted to that amount.

INDEBTEDNESS The fund may also invest in other forms of secured or unsecured indebtedness or participations ("indebtedness"). These include without limitation loan participations and trade claims of debtor companies involved in reorganizations or financial restructurings. Some of the indebtedness may have very long maturities or is illiquid.

CONTROL The fund purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, the manager may, but is not obligated to, seek to influence or control management if it perceives that the fund may benefit. The fund may also invest in other entities that purchase securities for the purpose of influencing or controlling management. These entities may invest in a potential takeover or leveraged buyout or invest in other entities engaged in such practices.

FOREIGN SECURITIES The fund presently does not intend to invest more than 5% of its assets in securities of emerging market countries including Eastern European countries and Russia. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals.

CURRENCY HEDGING To the extent that hedging is available, the fund may use the following currency hedging techniques: foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts and currency swaps.

LOWER-RATED SECURITIES The fund may invest in debt securities in any rating category including lower-rated debt securities or in comparable unrated debt securities ("junk bonds"). In general, the fund will invest in these instruments for the same reasons as equity securities, i.e., the manager believes that the securities may be acquired at prices less than their intrinsic values. Consequently, the manager's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The fund expects to invest in debt securities issued by reorganizing or restructuring companies, or companies that recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The fund may invest without limit in defaulted debt securities, subject to the fund's restriction on investments in illiquid securities. Defaulted debt securities may be considered speculative. The purchase of debt of a troubled company always involves a risk that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies.

CLOSED-END INVESTMENT COMPANIES While the fund may not purchase securities of registered open-end investment companies or affiliated investment companies, it may invest from time to time in other investment company securities. The fund may not however, purchase more than 3% of the voting securities of another investment company. In addition, the fund will not invest more than 5% of its assets in the securities of any single investment company and will not invest more than 10% of its assets in investment company securities. Investors should recognize that they indirectly bear a proportionate share of the expenses of these investment companies, including operating costs, and investment advisory and administrative fees.

SHORT SALES The fund may also sell short securities it does not own up to 5% of its assets. The fund may also sell securities "short against the box" without limit.

OTHER INVESTMENT POLICIES The fund may also:

/bullet/ lend its portfolio securities up to 33 1/3% of its assets;
/bullet/
/bullet/ borrow up to 33 1/3% of the value of its total assets from banks; /bullet/ enter into repurchase transactions;
/bullet/ purchase securities on a "when-issued" or "delayed delivery" basis; /bullet/ invest in restricted or illiquid securities;
/bullet/ purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; and
/bullet/ purchase and sell financial futures contracts and related options.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

MUTUAL SHARES SECURITIES FUND
(MUTUAL SHARES FUND)

The fund's principal goal is capital appreciation. Its secondary goal is income. These goals are fundamental, which means they may not be changed without shareholder approval.

Under normal market conditions, the fund invests primarily in domestic equity securities that the manager believes are undervalued, as well as debt securities of any quality. Debt includes notes, bonds, or debentures, as well as distressed mortgage obligations and other debt secured by real property. The fund does not have established percentage limits for its investment in equity securities, debt securities or money market instruments.

The fund may invest in securities that are traded on U.S. or foreign exchanges, the NASDAQ national market or in the over-the-counter market. It may invest in any industry sector, although it will not concentrate in any one industry. From time to time, the fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available.

RESTRUCTURING OR DISTRESSED COMPANIES The fund also seeks to invest in securities of companies involved in mergers, consolidations, liquidations and spin-offs or as to which there exist tender or exchange offers. The fund also seeks to invest in companies that are, or are about to be, involved in reorganizations or bankruptcy, if the manager believes the investment may result in capital appreciation. The fund does not presently anticipate investing more than 50% of its assets in such investments, but is not restricted to that amount.

INDEBTEDNESS The fund may also invest in other forms of secured or unsecured indebtedness or participations ("indebtedness"). These include without limitation loan participations and trade claims of debtor companies involved in reorganization or financial restructuring. Some of the indebtedness may have very long maturities or may be illiquid.

CONTROL The fund purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, the manager may, but is not obligated to, seek to influence or control management when it perceives that the fund may benefit. The fund may also invest in other entities that purchase securities for the purpose of influencing or controlling management. These entities may invest in a potential takeover or leveraged buyout or invest in other entities engaged in such practices.

LOWER-RATED SECURITIES The fund may invest in debt securities in any rating category including lower rated debt securities or in comparable unrated debt securities ("junk bonds"). In general, the fund will invest in these instruments for the same reasons as equity securities, i.e., the manager believes that the securities are available at prices less than their intrinsic values. Consequently, the manager's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The fund expects to invest in debt securities issued by reorganizing or restructuring companies, or companies that recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or lower rated securities that are often in, or are about to, default, that the manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The fund may invest without limit in defaulted debt securities, subject to the fund's restriction on investments in illiquid securities. Defaulted debt securities may be considered speculative. The purchase of debt of a troubled company always involves a risk that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies.

FOREIGN SECURITIES Although the fund reserves the right to purchase securities in any foreign country without percentage limitation, the fund's current investment strategy is to invest primarily in domestic securities, with approximately 15-20% of its assets in foreign securities, including depositary receipts. The fund presently does not intend to invest more than 5% of its assets in securities of emerging markets, including Eastern European countries and Russia. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals.

CURRENCY HEDGING The fund may use the following currency hedging techniques: investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts and currency swaps.

CLOSED-END INVESTMENT COMPANIES While the fund may not purchase securities of registered open-end investment companies or affiliated investment companies, it may invest from time to time in other investment company securities. The fund may not purchase more than 3% of the voting securities of another investment company. In addition, the fund will not invest more than 5% of its assets in the securities of any single investment company and will not invest more than 10% of its assets in investment company securities. Investors should recognize that they indirectly bear a proportionate share of the expenses of these investment companies, including operating costs, and investment advisory and administrative fees.

SHORT SALES The fund may also sell short securities it does not own up to 5% of its assets. The fund may also sell securities "short against the box" without limit.

OTHER INVESTMENT POLICIES The fund may also:

/bullet/ lend its portfolio securities up to 33 1/3% of its assets;
/bullet/ borrow up to 33 1/3% of the value of its assets from banks; /bullet/ enter into repurchase transactions;
/bullet/ purchase securities on a "when-issued" or "delayed delivery" basis; /bullet/ invest in restricted or illiquid securities: purchase and sell exchange-listed and over-the- counter put and call options on securities, equity and fixed-income indices and other financial instruments; and
/bullet/ purchase and sell financial futures contracts and related options.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

TEMPLETON ASSET STRATEGY FUND
(ASSET STRATEGY FUND)

The fund's investment goal is high total return. This goal is fundamental, which means it may not be changed without shareholder approval.

Under normal market conditions, the fund will invest in equity securities of companies in any nation, debt securities of companies and governments of any nation, and money market instruments. The fund's manager may, from time to time, use various methods of selecting securities for the fund's portfolio, and may employ and rely on independent or affiliated sources of information and ideas in connection with the management of the fund's portfolio. As a non-fundamental policy, the fund will limit its investments in securities of Russian issuers to 5% of its assets.

The average maturity of debt security's in the fund's portfolio is medium-term (about 5 to 15 years), but will fluctuate depending on the manager's outlook on the issuer's country and future interest rate changes.

LOWER-RATED SECURITIES Consistent with the overall 15% limit on lower-rated debt securities, the fund preserves its flexibility to invest up to 10% of its total assets in defaulted debt securities, but current does not intend to invest in them.

OTHER INVESTMENT POLICIES The fund may also:

/bullet/ invest in collateralized mortgage obligations;
/bullet/ invest up to 15% of its net assets in illiquid securities;
/bullet/ purchase securities on a "when-issued" basis;
/bullet/ enter into repurchase transactions;
/bullet/ lend its portfolio securities up to 33 1/3% of its assets;
/bullet/ borrow up to 33 1/3% of the value of its assets;
/bullet/ invest in forward foreign currency exchange contracts and options on foreign currencies; and
/bullet/ purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purpose only and not for speculation. It may engage in these transactions only if the total contract value of the futures contract does not exceed 20% of the fund's total assets.

As non-fundamental investment policies, which may be changed by the Board without shareholder approval, the fund will not invest:

         (i) more than 15% of its total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange; or

         (ii)

(ii) invest more than 15% of its total assets in:

     (a) securities with a limited trading market;
     (b) securities subject to legal or contractual restrictions as to resale;
         and
     (c) repurchase agreements not terminable within seven days.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
(DEVELOPING MARKETS FUND)

The fund's investment goal is long-term capital appreciation. This goal is fundamental, which means it may not be changed without shareholder approval.

Under normal market conditions, the fund will invest primarily in emerging market equity securities that are issued by emerging market companies. For this fund, emerging market countries include: (i) countries that are generally considered low or middle income countries by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation; or (ii) countries that are classified by United Nations or otherwise regarded by their authorities as emerging, or (iii) countries with a market capitalization of less than 3% of the Morgan Stanley Capital World Index.

Emerging market companies are (i) companies whose principal securities trading markets are in emerging market countries, or (ii) companies that derive a significant share of their total revenue from either goods or services produced or sales made in emerging market countries, or (iii) companies that have a significant portion of their assets in emerging market countries, or (iv) companies that are linked to currencies of emerging market countries, or (v) companies that are organized under the laws of, or with principal offices in, emerging market countries. The manager will determine eligibility based on publicly available information and inquiries to the companies.

The fund's manager may, from time to time, use various methods of selecting securities for the fund's portfolio, and also may employ and rely on independent or affiliated sources of information and ideas in connection with the management of the fund's portfolio. The manager will determine the eligibility of investments based on publicly available information and inquiries made to companies.

The fund will at all times, except during defensive periods, maintain investments in at least three emerging markets countries. Consistent with its policy of investing primarily in emerging market equity securities, the fund may purchase securities in any foreign country, developed or emerging. As a non-fundamental policy, however, the fund will limit its investments in securities of Russian issuers to 5% of assets. From time to time, the fund may hold significant cash positions until suitable investment opportunities are available, consistent with its policy on temporary investments.

The fund seeks to benefit from economic and other developments in emerging markets. The investment goal of the fund reflects the belief that investment opportunities may result from an evolving, long-term international trend favoring more market-oriented economies. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Countries in the process of developing more market-oriented economies may experience relatively high rates of economic growth, but there are many factors that may slow development and growth. Other countries, although having relatively mature emerging markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

SMALLER COMPANIES The fund may invest significantly in smaller companies, which have market capitalization of $1.5 billion or less. Market capitalization is the total market value of a company's outstanding stock.

DEBT SECURITIES Depending upon current market conditions, the fund may invest up to 35% of its assets in fixed-income debt securities for capital appreciation. These securities include bonds, notes, debentures, commercial paper, certificates of deposit, time deposits and bankers' acceptances. Certain debt securities can provide the potential for capital appreciation based on factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible.

To the extent the fund invests in debt securities, it will invest in those rated at least C by Moody's or S&P(R) or, if unrated, that the manager determines to be of comparable quality. As a fundamental policy, the fund will not invest more than 10% of its assets in defaulted debt securities, which may be considered speculative. The fund does not, however, currently intend to invest in defaulted debt. As an operating policy (which may be changed without shareholder approval), the fund will not invest more than 5% of its assets in lower-rated debt securities which include debt securities rated BBB or lower by S&P(R) or Baa or lower by Moody's (the lowest category of "investment grade" rating), unrated securities that the manager determines are of equivalent investment quality, and defaulted debt securities.

CLOSED END INVESTMENT COMPANIES The fund may invest up to 10% of its total assets in securities of closed-end investment companies to facilitate foreign investment. Investors should recognize that they indirectly bear a proportionate share of the expenses of these investment companies, including operating costs, and investment advisory and administrative fees.

OTHER INVESTMENT POLICIES The fund may:

/bullet/ lend its portfolio securities up to 33 1/3% of its assets;
/bullet/ borrow up to 33 1/3% of the value of its assets;
/bullet/ purchase convertible securities and warrants;
/bullet/ invest up to 15% of its net assets in illiquid securities;
/bullet/ enter into forward foreign currency contracts; and /bullet/ enter into futures contracts, and related options, with respect to securities, securities indices and foreign currencies. The value of the underlying securities of written futures contracts will not exceed at any time, 25% of the total assets of the fund. Presently, the fund cannot use these strategies to a significant extent in the markets in which the fund will principally invest.

When deemed appropriate by the manager, the fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes.

As non-fundamental investment policies, which may be changed by the Board without shareholder approval, the fund will not:

         (i) invest more than 15% of its total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange; or
         (ii)     investment more than 15% of its total assets in:
                  (a)   securities with a limited trading market;
                  (b) securities subject to legal or contractual restrictions as to resale; and
                  (c)   repurchase agreements not terminable within seven days.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

TEMPLETON GLOBAL INCOME SECURITIES FUND
(GLOBAL INCOME FUND)

The fund's investment goal is high current income consistent with preservation of capital. This goal is fundamental, which means it may not be changed without shareholder approval. Capital appreciation is a secondary consideration.

Under normal market conditions, the fund will invest primarily in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. The fund selects investments to provide a high current yield and currency stability, or a combination of yield, capital appreciation, and currency appreciation. As a global fund, the fund may invest in securities issued in any currency and may hold foreign currency.

The fund may invest in debt or equity securities of any type of issuer, including domestic and foreign corporations, domestic and foreign banks (with assets in excess of one billion dollars), other business organizations, and domestic and foreign governments and their political subdivisions, including the U.S. Government, its agencies, and authorities or instrumentalities, and supranational organizations. The fund is further authorized to invest in "semi-governmental securities," which are debt securities issued by entities owned by either a national, state, or equivalent government or of a government jurisdiction that are not backed by its full faith and credit and general taxing powers. The fund considers securities issued by central banks that are guaranteed by their national governments to be government securities.

The debt securities in which the fund invests may have equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer; participation based on revenues, sales or profits; or the purchase of common stock in a unit transaction (where an issuer's debt securities and common stock are offered as a unit).

FOREIGN SECURITIES Under normal market conditions, the fund will have at least 25% of its assets invested in debt securities issued or guaranteed by foreign governments. Under normal circumstances, at least 65% of the fund's assets will be invested in issuers located in at least three countries, one of which may be the U.S.

The fund normally invests its assets principally within Australia, Canada, Japan, New Zealand, the U.S., and Western Europe, and in securities denominated in the currencies of these countries or in multinational currency units, such as the Euro or European Currency Unit (ECU). The fund may also invest a significant portion of its assets in securities and currency in emerging market countries. The manager intends to manage the fund's exposure to various currencies, and may from time to time use forward currency exchange contracts or options on currencies for hedging purposes.

MATURITY The fund may invest in debt securities with varying maturities. Under current market conditions, it is expected that the average life span of all of the fund's investments (the dollar-weighted average maturity of the fund's investments) will not exceed 15 years. Generally, the portfolio's average maturity will be shorter when the manager expects interests rates worldwide or in a particular country to rise and longer when the manager expects interest rates to fall.

OTHER INVESTMENT POLICIES In order to hedge currency risk, the fund may use forward and futures contracts and interest rate swaps. The fund may also:

/bullet/ acquire loan participations;
/bullet/ lend its portfolio securities up to 30% of its assets;
/bullet/ borrow up to 5% of the value of its total assets for any purpose other than direct investments in securities, and up to 33 1/3% of the value of its total assets from banks for temporary or emergency purposes;
/bullet/ enter into repurchase, reverse repurchase, and "when-issued"
         transactions;
/bullet/ invest in preferred stock;
/bullet/ invest in structured notes;
/bullet/ purchase and sell call and put options on U.S. or foreign securities;
         and
/bullet/ enter into futures contracts for the purchase or sale of U.S. Treasury or foreign securities or based upon financial indices.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

TEMPLETON GROWTH SECURITIES FUND
(GROWTH SECURITIES FUND)

The fund's investment goal is long-term capital growth. This goal is fundamental, which means it may not be changed without shareholder approval. Any income the fund earns will be incidental.

Under normal market conditions, the fund will invest primarily in equity securities of companies of any nation, including the U.S. and emerging markets. The fund considers emerging market countries to include those generally considered low or middle income countries by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation. As a non-fundamental policy, the fund will limit its investments in securities of Russian issuers to 5% of assets.

Although the fund generally invests in common stock, it may also invest in preferred stocks, certain rated and unrated debt securities, such as convertible bonds and bonds selling at a discount, and depositary receipts.

DEBT SECURITIES Debt securities obligate the issuer to repay a loan of money at a future date and generally to pay interest. They include bonds, notes, debentures, commercial paper, certificates of deposit, time deposits and bankers' acceptances. The fund may invest in bonds as a defensive measure while looking for attractive equity investments. The fund may also invest in debt securities for capital appreciation. Debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible.

The fund may invest in debt securities that are rated as low as C by Moody's or S&P(R) (the lowest rating category) or, if unrated, that the manager determines to be of comparable quality, but intends to invest in those that are highly rated. However, as a policy established by the Board, the fund will not invest more than 5% of its assets in debt securities rated BBB or lower by S&P(R) or Baa or lower by Moody's. Consistent with the goal of the fund, the Board may consider a change if economic conditions change such that a higher level of investment in high risk, lower quality debt securities would be appropriate. As a fundamental policy, the fund may not invest more than 10% of its assets in defaulted debt securities, which may be considered speculative. The fund, however, does not currently intend to invest in any defaulted debt securities.

DEPOSITARY RECEIPTS are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Investments in depositary receipts involves some or all of the risks associated with investments in foreign securities generally.

OTHER INVESTMENT POLICIES The fund may purchase and sell stock index futures contracts up to in the aggregate 20% of its assets. It may not at any time commit more than 5% of its assets to initial margin deposits on futures contracts. In addition, in order to increase its return or to hedge all or a portion of its portfolio investments, the fund may purchase and sell put and call options on securities indices.

The fund may also:

/bullet/ invest up to 5% of its assets in securities issued by any one company or foreign government (exclusive of U.S. Government securities); /bullet/ invest up to 5% of its assets in warrants (exclusive of warrants acquired in units or attached to securities);
/bullet/ invest up to 10% of its assets in securities with a limited trading market, i.e., "illiquid securities";
/bullet/ enter into repurchase agreements;
/bullet/ lend its portfolio securities up to 30% of its assets;
/bullet/ borrow up to 5% of the value of its total assets for any purpose other than direct investments in securities, and up to 33 1/3% of the value of its total assets from banks for temporary or emergency purposes; and
/bullet/ invest in restricted securities.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

TEMPLETON INTERNATIONAL SECURITIES FUND
(INTERNATIONAL SECURITIES FUND)

The fund's investment goal is long-term capital growth. This goal is fundamental, which means it may not be changed without shareholder approval.

Under normal market conditions, the fund will invest primarily in equity securities of companies located outside the U.S., including emerging markets. The fund will invest at least 65% of its total assets in securities of issuers in at least three countries outside the U.S. The fund will invest predominantly in large-cap and mid-cap companies. Large-cap companies are those with market capitalizations of $5 billion or more; mid-cap companies are those with market capitalization of $2 billion to $5 billion. It may also invest to a lesser extent in smaller companies.

As a non-fundamental policy, the fund will limit its investments in securities of Russian issuers to 5% of its assets. The fund's manager may, from time to time, use various methods of selecting securities for the fund's portfolio, and also may employ and rely on independent or affiliated sources of information and ideas in connection with the management of the fund's portfolio.

DEBT SECURITIES The fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by S&P(R), and between Baa and as low as C by Moody's or unrated securities the manager determines are of comparable quality. As a fundamental policy (which may not be changed without shareholder approval), the fund will not invest more than 10% of its assets in defaulted debt securities, which may be considered speculative. As an operating policy (which may not be changed without shareholder approval), however, the fund will not invest more than 5% of its assets in lower-rated securities, debt securities rated BBB or lower by S&P(R), Ba or lower by Moody's, or lower unrated securities that the manager determines are an equivalent investment quality.

OTHER INVESTMENT POLICIES The fund also may:

/bullet/ enter into transactions in options on securities, securities indices and foreign currencies;

/bullet/ invest up to 15% of its net assets in illiquid securities or in restricted securities such as private placements;
/bullet/ enter into firm commitment agreements;
/bullet/ purchase securities on a "when-issued" basis;
/bullet/ purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in these transactions only if the total contract value of the futures do not exceed 20% of the fund's total assets;
/bullet/ lend its portfolio securities up to 33 1/3% of its assets; and /bullet/ borrow up to 33 1/3% of the value of its total assets.

As non-fundamental investment policies, which may be changed by the Board without shareholder approval, the fund will not:

         (i) invest more than 15% of its total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange; or
         (ii)     invest more than 15% of its total assets in:
                  (a)    securities with a limited trading market;
                  (b) securities subject to legal or contractual restrictions as to resale; and
                  (c)    repurchase agreements not terminable within seven days.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
(INTERNATIONAL SMALLER COMPANIES FUND)

The fund's investment goal is long-term capital appreciation. This goal is fundamental, which means it may not be changed without shareholder approval.

Under normal market conditions, the fund will invest primarily in equity securities of smaller companies located outside the U.S., including emerging markets. Smaller companies are generally those that have market capitalizations of less than $2 billion. The manager believes that international small cap companies may provide attractive investment opportunities because these securities comprise a majority of the world's equity securities. These companies also are frequently overlooked by investors or undervalued in relation to their perceived earning power. In addition, such securities may provide investors with the opportunity to increase the diversification of their overall investment portfolios because the market performance of these securities may differ from U.S. small-cap stocks and large-cap stocks of any nation. As an operating policy, the fund will not invest more than 10% of its assets in securities of companies with less than three years of continuous operation.

As a non-fundamental policy, the fund will limit its investments in securities of Russian issuers to 5% of assets.

The fund may invest up to 35% of its assets in:

/bullet/ equity securities of larger issuers outside the U.S.;

/bullet/ equity securities of larger or smaller issuers within the U.S., although the fund does not expect these investments to exceed 5% of assets; or
/bullet/ debt securities issued by companies or governments in any nation. These investments may cause the fund's performance to vary from those of international smaller equity markets.

DEBT SECURITIES Debt securities obligate the issuer to repay a loan of money to it and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds, notes and short-term investments. The fund may invest in debt securities that are rated at least C by Moody's or S&P(R) or, if unrated, that the manager determines to be of comparable quality. As a current policy, however, the fund will not invest more than 5% of its assets in debt securities rated lower than BBB by S&P(R) or Baa by Moody's. The fund may invest up to 10% of its assets in defaulted debt securities, which may be considered speculative.

CURRENCY HEDGING The fund may, but with respect to equity securities currently does not intend to, employ the following currency hedging techniques: foreign currency futures contracts, forward foreign currency exchange contracts ("forward contracts"), and options on foreign currencies. Further, the fund will not enter into forward contracts if, as a result, the fund would have more than 20% of its assets committed to such contracts.

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

OTHER INVESTMENT POLICIES The fund may invest no more than 5% of its assets in securities of any one issuer, at the time of purchase. This restriction does not include U.S. Government securities.

For hedging purposes only, the fund may enter into transactions in options on securities, securities indices, and foreign currencies; and futures contracts and related options. The value of the underlying securities on which futures contracts will be written at any one time will not exceed 25% of the assets of the fund.

The fund may also:

/bullet/ enter into repurchase agreements;
/bullet/ invest in illiquid securities;
/bullet/ lend its portfolio securities up to 30% of its assets; and /bullet/ borrow up to 33 1/3% of the value of its total assets from banks. /bullet/

While the fund may invest in warrants, as a non-fundamental investment policy, the fund may not invest more than 5% of its assets in warrants, whether or not listed on the New York or American Stock Exchanges, including no more than 2% of its total assets in warrants that are not listed on those exchanges. Warrants acquired by the fund in units or attached to securities are not included in this restriction.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

TEMPLETON PACIFIC GROWTH SECURITIES FUND
(PACIFIC GROWTH FUND)

The fund's investment goal is to provide long-term growth of capital. This goal is fundamental, which means it may not be changed without shareholder approval.

Under normal market conditions, the fund will invest primarily in equity securities that trade on markets in the Pacific Rim, some of which may be considered emerging markets, and that are issued by companies that have their principal activities in the Pacific Rim. The fund considers companies to have their principal activities in the Pacific Rim if they (i) are domiciled in the Pacific Rim or (ii) derive at least 50% of either their revenues or pre-tax income from activities in the Pacific Rim. Normally, the fund will invest at least 65% of its assets in securities traded in at least three foreign countries, including the countries listed in the fund's prospectus. Although the fund will not invest more than 25% of its assets in any one industry or the government of any one country, the fund may invest more than 25% of its assets in the securities of issuers in any given country. The fund may from time to time hold significant cash positions until suitable investment opportunities are available, consistent with its policy on temporary investments.

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

There is a high correlation among most of the markets in the Pacific Rim. Thus, changes in one Pacific Rim country, even a country in which the fund is not invested, may adversely affect security values in other Pacific Rim countries and thus the fund's holdings. Currency volatility is greater in certain segments of the Pacific Rim than in Europe. Because of the high correlation among the Pacific Rim markets, devaluation or strengthening of currency has a ripple effect in the Pacific Rim. Market uncertainty, including the failure to open trading markets or stopping of expatriation of currency, and political instability is also generally great in the Pacific Rim countries.

OTHER INVESTMENTS The fund may invest up to 35% of its assets in the securities of issuers domiciled outside of the Pacific Rim or in investment grade debt securities.

DEBT SECURITIES obligate the issuer to repay a loan of money and generally to pay interest. The fund may seek capital appreciation by investing in debt securities that increase in value through changes in relative foreign currency exchange rates, changes in relative interest rates or improvement in the creditworthiness of the issuer. These debt obligations may consist of U.S. and foreign government securities and corporate debt obligations, including Yankee bonds, Eurobonds, and Depositary Receipts.

OTHER INVESTMENT POLICIES The fund may:

/bullet/ invest up to 10% of its net assets in illiquid securities;
/bullet/ invest no more than 10% of its net assets in warrants, including those not listed on an exchange;
/bullet/ write covered call and put options on securities;
/bullet/ purchase call and put options on securities;
/bullet/ buy puts and write calls in "forward conversion" transactions;
/bullet/ engage in "spread" and "straddle" transactions;
/bullet/ purchase and write call and put options on stock indices;
/bullet/ enter into contracts for the purchase or sale for future delivery of U.S. Treasury or foreign securities or futures contracts based upon financial indices;
/bullet/ purchase and sell interest rate futures contracts and related options; /bullet/ purchase and sell stock index futures contracts and related options; /bullet/ purchase convertible securities;
/bullet/ lend its portfolio securities up to 33 1/3% of its assets;
/bullet/ borrow up to 5% of the value of its total assets for any purpose other than direct investments in securities, and up to 33 1/3% of the value of its total assets from banks for temporary or emergency purposes; and
/bullet/ engage in repurchase agreements.

Please see, "Securities and Investment Techniques Common to More than One Fund," and "Risks of Securities and Investment Techniques" below, for more information.

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

SECURITIES AND INVESTMENT TECHNIQUES COMMON TO MORE THAN ONE FUND
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES CERTAIN TYPES OF SECURITIES AND INVESTMENT TECHNIQUES THAT A FUND MAY USE IF THE DISCUSSION IN A FUND'S INDIVIDUAL SECTION IN THIS SAI INDICATES THAT IT IS AUTHORIZED TO DO SO. NOT ALL INVESTMENTS, STRATEGIES AND TECHNIQUES ARE AVAILABLE TO ALL FUNDS. YOU SHOULD REFER TO THE INFORMATION IN THE PROSPECTUS OR SAI TO DETERMINE IF AN INVESTMENT, STRATEGY OR TECHNIQUE MAY BE USED BY A PARTICULAR FUND. IF THERE APPEARS TO BE AN INCONSISTENCY BETWEEN THIS SECTION AND THE INDIVIDUAL FUND SECTION WITH RESPECT TO INVESTMENTS, STRATEGIES OR TECHNIQUES, THE INDIVIDUAL FUND SECTION CONTROLS AND SHOULD BE RELIED UPON.

All policies and percentage limitations are considered at the time of purchase of an investment and refer to a fund's total assets, unless another purpose is indicated. A fund will not necessarily use the strategies described to the full extent permitted, or at all, depending upon the manager's assessment of current market and economic conditions. Further, not all instruments or strategies will be used at all times.

In the event of a corporate restructuring or bankruptcy reorganization of a company whose securities are owned by a fund, the fund may receive securities different from those originally purchased. For example, a fund might receive common stock that is not dividend paying, bonds with a lower coupon or more junior status, convertible securities or even conceivably real estate. The fund is not obligated to sell such investments immediately if the manager believes, based on its own analysis, that the longer term outlook is favorable and there is the potential for a higher total return by holding such investments.

Each fund is also subject to investment restrictions that are described under the heading "Fundamental Investment Restrictions" in this SAI. The investment goal of each fund and its listed investment restrictions are "fundamental policies" of each fund, which means that they may not be changed without a majority vote of shareholders of the fund. With the exception of a fund's investment goal and those restrictions specifically identified as fundamental, all investment policies and practices described in the prospectus and in this SAI are not fundamental, which means that the Board of Trustees may change them without shareholder approval.

BORROWING Most funds may borrow in excess of 5% of their total assets only from banks for temporary or emergency purposes and up to 5% for any purpose other than direct investments in securities. Certain funds may borrow from banks up to 33 1/3% of their total net assets. In addition, certain funds may enter into borrowing arrangements with non-banks under specified conditions. None of the funds will purchase additional securities while its borrowing exceeds its stated percentage limitations on borrowing. Under federal securities laws, a fund may borrow from banks and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.

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

Leveraging by means of borrowing may make any change in the fund's net asset value even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the borrowing may decrease in value while the borrowing is outstanding, which may force the fund to use its other assets to increase the collateral. In addition, the money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances). The cost of borrowing may exceed the income received from the securities purchased with borrowed funds.

In addition to borrowing for leverage purposes, the funds also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities. This allows the funds greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than cash flow considerations. As a matter of non-fundamental policy, the funds do not consider the purchase and/or sale of a mortgage dollar roll to be a borrowing. See "Fundamental Investment Restrictions" for more information about the funds' policies with respect to borrowing.

CONCENTRATION Unless otherwise disclosed in the individual fund sections above, the funds will not invest more than 25% of their "net" assets (exclusive of certain items, such as cash, U.S. Government securities, securities of other investment companies, and tax-exempt securities) in a particular industry or group of industries. Pursuant to the 1940 Act, these policies may not be changed without shareholder approval.

CONVERTIBLE SECURITIES A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock.

As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When that convertible security is "converted," the operating company often issues new stock to the holder of the convertible security. If, however, the parity price (the price at which the common stock underlying the convertible security may be obtained) of the convertible security is less than the call price (the price of the bond, including any premium related to the conversion feature), the operating company may pay out cash instead of common stock. When a convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

In addition, the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. A convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations of the issuer in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

ENHANCED CONVERTIBLE SECURITIES. In addition to "plain vanilla" convertibles, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these enhanced characteristics for investors include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer's perspective, enhanced structures are designed to meet balance sheet criteria, interest/dividend payment deductibility and reduced equity dilution. The following are descriptions of common structures of enhanced convertible securities.

Mandatorily convertible securities (e.g., ACES, DECS, PRIDES, SAILS-each issuer has a different acronym for their version of these securities) are considered the most equity like of convertible securities. At maturity these securities are mandatorily convertible into common stock offering investors some form of yield enhancement in return for some of the upside potential in the form of a conversion premium. Typical characteristics of mandatories include: issued as preferred stock, convertible at premium, pay fixed quarterly dividend (typically 500 to 600 basis points higher than common stock dividend), and are non-callable for the life of the security (usually three to five years). An important feature of mandatories is that the number of shares received at maturity is determined by the difference between the price of the common stock at maturity and the price of the common stock at issuance.

Enhanced convertible preferred securities (e.g., QUIPS, TOPrS, and TECONS) are, from an investor's viewpoint, essentially convertible preferred securities, i.e. they are issued as preferred stock convertible into common stock at a premium and pay quarterly dividends. Through this structure the company establishes a wholly owned special purpose vehicle whose sole purpose is to issue convertible preferred stock. The proceeds of the convertible preferred stock offering pass through to the company. The company then issues a convertible subordinated debenture to the special purpose vehicle. This convertible subordinated debenture has identical terms to the convertible preferred issued to investors. Benefits to the issuer include increased equity credit from rating agencies and the deduction of coupon payments for tax purposes.

Exchangeable securities are often used by a company divesting a holding in another company. The primary difference between exchangeables and standard convertible structures is that the issuing company is a different company to that of the underlying shares.

Yield enhanced stock (YES, also known as PERCS) mandatorily converts into common stock at maturity and offers investors a higher current dividend than the underlying common stock. The difference between these structures and other mandatories is that the participation in stock price appreciation is capped.

Zero-coupon and deep-discount convertible bonds (OID and LYONs) include the following characteristics: no or low coupon payments, imbedded put options allowing the investor to put them on select dates prior to maturity, call protection (usually three to five years), and lower than normal conversion premiums at issuance. A benefit to the issuer is that while no cash interest is actually paid, the accrued interest may be deducted for tax purposes. Because of their put options, these bonds tend to be less sensitive to changes in interest rates than either long maturity bonds or preferred stocks. The put options also provide enhanced downside protection while retaining the equity participation characteristics of traditional convertible bonds.

An investment in an enhanced convertible security or any other security may involve additional risks. The fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the fund's ability to dispose of particular securities, when necessary, to meet the fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. The fund, however, intends to acquire liquid convertible securities, though there can be no assurances that this will be achieved.

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

SYNTHETIC CONVERTIBLE SECURITIES. A synthetic convertible is created by combining distinct securities that together possess fixed income payments and the right to acquire the underlying equity security. This combination is achieved by investing in nonconvertible fixed-income securities and in warrants or stock or stock index call options that grant the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options. Synthetic convertible securities are generally not considered to be "equity securities" for purposes of each fund's investment policy regarding those securities.

Synthetic convertible securities differ from a true convertible security in the following respects:

/bullet/ The value of a synthetic convertible is the sum of the values of its fixed-income and convertibility components, which means that the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations.
/bullet/ Typically, the two components of a synthetic convertible represent one issuer, but a fund may combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the manager determines that such a combination would better promote a fund's investment objectives.
/bullet/ The component parts of a synthetic convertible security may be purchased simultaneously or separately.
/bullet/ The holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline.

DEBT SECURITIES represent a loan of money by the purchaser of the securities to the issuer. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bond, notes and commercial paper are types of debt securities. Each of these differs in the length of the issuer's payment schedule, with commercial paper having the shortest payment schedule.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the fund's net asset value.

RATINGS. Various investment services publish ratings of some of the debt securities in which the funds may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P(R) or from unrated securities deemed by a fund's manager to be of comparable quality. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect other risk, such as the risk of fluctuations in market value and are not absolute standards of quality. However, lower rated securities typically are riskier than investment grade securities. Bonds that are rated C by Moody's are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P(R) are securities on which no interest is being paid. The appendix has a more complete discussion of the ratings.

Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the manager to assess whether, at the time of purchase, the planned investment offers potential returns that are reasonable in light of the risks involved. The manager, in its evaluation of the overall investment merits of a security, will consider the fact that the rating on an issue held in a fund's portfolio is changed by the rating service or that the security goes into default but, in general, will not automatically sell the security.

BANK OBLIGATIONS, or instruments secured by bank obligations, include fixed, floating or variable rate CDs, letters of credit, time deposits, bank notes and bankers' acceptances. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank "accepts" a bankers' acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity. The funds that are permitted to invest in bank obligations may invest in dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion, certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion, or cash and time deposits with banks in the currency of any major nation.

Certain funds may invest in obligations of U.S. banks, foreign branches of U.S. banks, foreign branches of foreign banks, and U.S. branches of foreign banks that have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities.

COMMERCIAL PAPER typically refers to short-term obligations of banks, corporations and other borrowers with maturities of up to 270 days. A fund may invest in domestic or foreign commercial paper. Investments in commercial paper are generally limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P(R) or if unrated, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P(R). Certain funds may also invest in lower rated commercial paper to the extent permitted by their policies on lower rated debt securities generally. The Appendix contains a more complete description of commercial paper ratings.

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

DEFERRED INTEREST AND PAY-IN-KIND BONDS are bonds issued at a discount that defer the payment of interest until a later date or pay interest through the issuance of additional bonds, known as pay-in-kind bonds. A fund will accrue income on deferred interest bonds for tax and accounting purposes. Similarly, a fund will be deemed to receive interest over the life of such bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the fund until the cash payment date or until the bonds mature. This accrued income from both deferred interest and pay-in-kind bonds must be "distributed" to the insurance company shareholders each year, whether or not such distributions are paid in cash. To the extent such distributions are paid in cash, a fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use other sources such as sales of fund shares. See "Risks, Lower-rated securities" for more information about these bonds.

MORTGAGE-BACKED SECURITIES

ADJUSTABLE RATE MORTGAGE SECURITIES (ARMS), like traditional mortgage securities, are interests in pools of mortgage loans. The interest rates on the mortgages underlying ARMS are reset periodically. The adjustable interest rate feature of the mortgages underlying the mortgage securities in which the funds invest generally will act as a buffer to reduce sharp changes in a fund's net asset value in response to normal interest rate fluctuations. As the interest rates are reset, the yields of the securities will gradually align themselves to reflect changes in market rates so that their market value will remain relatively stable compared to fixed-rate securities. As a result, a fund's net asset value should fluctuate less significantly than if the fund invested in more traditional long-term, fixed-rate securities. During periods of extreme fluctuation in interest rates, however, a fund's net asset value will fluctuate.

Because the interest rates on the mortgages underlying ARMS are reset periodically, a fund may participate in increases in interest rates, resulting in both higher current yields and lower price fluctuations. This differs from fixed-rate mortgages, which generally decline in value during periods of rising interest rates. A fund, however, will not benefit from increases in interest rates to the extent that interest rates exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage security. Since most mortgage securities held by the funds will generally have annual reset limits or caps of 100 to 200 basis points, short-term fluctuations in interest rates above these levels could cause these mortgage securities to "cap out" and behave more like long-term, fixed-rate debt securities. If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund generally will be able to reinvest these amounts in securities with a higher current rate of return.

During periods of rising interest rates, changes in the interest rates on mortgages underlying ARMS lag behind changes in the market rate. This may result in a lower net asset value until the interest rate resets to market rates. Thus, you could suffer some principal loss if you sell your shares of a fund before the interest rates on the underlying mortgages in the underlying portfolio reset to market rates. Also, a fund's net asset value could vary to the extent that current yields on mortgage-backed securities are different from market yields during interim periods between coupon reset dates. A portion of the ARMS in which the funds may invest may not reset for up to five years.

During periods of declining interest rates, the interest rates may reset downward, resulting in lower yields to a fund. As a result, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as the value of fixed-rate securities. As with other mortgage-backed securities, declining interest rates may result in accelerated prepayments of mortgages, and a fund may have to reinvest the proceeds from the prepayments at the lower prevailing interest rates.

For certain types of ARMS, the rate of amortization of principal, as well as interest payments, change in accordance with movements in a pre-specified, published interest rate index. The amount of interest due to an ARMS holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Mortgage loan pools offering pass-through investments in addition to those described above may be created in the future. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages. As new types of mortgage securities are developed and offered to investors, a fund may invest in them if they are consistent with the fund's goal, policies, and quality standards.

ADJUSTABLE RATE SECURITIES (ARS) are debt securities with interest rates that are adjusted periodically pursuant to a pre-set formula and interval. Movements in the relevant index on which adjustments are based, as well as the applicable spread relating to the ARS, will affect the interest paid on ARS and, therefore, the current income earned by a fund by investing in ARS. (See "Resets.")

The interest rates on ARS are readjusted periodically to an amount above the chosen interest rate index. These readjustments occur at intervals ranging from one to sixty months. The degree of volatility in the market value of the securities held by a fund and of the net asset value of the fund's shares will be a function primarily of the length of the adjustment period and the degree of volatility in the applicable indices. It will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year, and over the life of the securities. These maximum increases and decreases are typically referred to as "caps" and "floors," respectively. A fund does not seek to maintain an overall average cap or floor, although the manager will consider caps or floors in selecting ARS for a fund.

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

While the funds investing in ARS do not attempt to maintain a stable net asset value per share, during periods when short-term interest rates move within the caps and floors of the securities held by a fund, the fluctuation in market value of the ARS held by the fund is expected to be relatively limited, since the interest rates on the ARS generally adjust to market rates within a short period of time. In periods of substantial short-term volatility in interest rates, the value of a fund's holdings may fluctuate more substantially because the caps and floors of its ARS may not permit the interest rates to adjust to the full extent of the movements in the market rates during any one adjustment period. In the event of dramatic increases in interest rates, the lifetime caps on the ARS may prevent the securities from adjusting to prevailing rates over the term of the loan. In this case, the market value of the ARS may be substantially reduced, with a corresponding decline in a fund's net asset value.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS), REAL ESTATE MORTGAGE INVESTMENT CONDUITS (REMICS), AND MULTI-CLASS PASS-THROUGHS are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities. These obligations may be issued and guaranteed by U.S. Government agencies or instrumentalities or issued by certain financial institutions and other mortgage lenders. CMOs and REMICs are debt instruments issued by special purpose entities and are secured by pools of mortgages backed by residential and various types of commercial properties. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities.

CMOs are debt instruments that are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other issuers in the U.S. Principal and interest on the underlying collateral are paid to the issuer of the CMOs to make required payments on these securities. In effect, CMOs "pass-through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. Government agencies, private issuers, and mortgage poolers; however, the obligations themselves are not guaranteed.

A CMO is a mortgage-backed security that separates mortgage pools into short-, medium-, and long-term components. Each component pays a fixed rate of interest to security holders at regular intervals. These components enable an investor, such as a fund, to predict more accurately the pace at which principal is returned.

CMOs and REMICS purchased by a fund may be:

     (1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government; or (2) collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, an entity specifically created for this purpose, and the guarantee is collateralized by U.S. Government securities.

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

If the collateral securing the obligation is insufficient to make payment on the obligation, a holder could sustain a loss. In addition, a fund may buy CMOs without insurance or guarantees if, in the opinion of the manager, the sponsor is creditworthy. The ratings of the CMOs will be consistent with the ratings criteria of the fund. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. Prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. Reinvestment of prepayments may be at a lower rate than that on the original CMO. As a result, the value of CMOs decrease like other debt obligations when interest rates rise, but when interest rates decline, they may not increase as much as other debt obligations due to the prepayment feature.

RESETS. The interest rates paid on ARMS, ARS, and CMOs generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index, although some securities in which the funds may invest may have intervals as long as five years. There are three main categories of indices: those based on LIBOR, those based on U.S. Treasury securities, and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly used indices include:

/bullet/ the one-, three-, and five-year constant-maturity Treasury rates; /bullet/ the three-month Treasury bill rate;
/bullet/ the 180-day Treasury bill rate;
/bullet/ rates on longer-term Treasury securities;
/bullet/ the 11th District Federal Home Loan Bank Cost of Funds;
/bullet/ the National Median Cost of Funds;
/bullet/ the one-, three-, six-month, or one-year LIBOR;
/bullet/ the prime rate of a specific bank; or /bullet/ commercial paper rates.
/bullet/

Some indices, such as the one-year constant-maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds, tend to lag behind changes in market interest rate levels and tend to be somewhat less volatile.

CAPS AND FLOORS. The underlying mortgages that collateralize ARMS and CMOs will frequently have caps and floors that limit the maximum amount by which the loan rate to the borrower may change up or down (a) per reset or adjustment interval and (b) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization (an increase in the principal due). In periods of rising interest rates, certain coupons may be temporarily "capped out" resulting in declines in the prices of those securities and, therefore, a negative affect on share price. Conversely, in periods of declining interval rates certain coupons may be temporarily "floored out," resulting in an increase in the price of those securities and, therefore, a positive effect on a fund's share price.

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STRIPPED MORTGAGE SECURITIES are derivative multi-class mortgage securities. The stripped mortgage securities in which a fund may invest will only be issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or issued by private originators of, or investors in, mortgage loans, including saving and loan associations, mortgagers, banks, commercial banks, investment banks, and special purpose subsidiaries of any of these. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which a fund invests.

Stripped mortgage securities are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security has one class that receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class receives all of the interest (the interest-only or "IO" class), while the other class receives the entire principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the yield to maturity of any IO class held by a fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the fund may fail to recoup its initial investment fully, even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P(R) or Moody's, respectively.

Stripped mortgage securities are purchased and sold by institutional investors, such as a fund, through several investment banking firms acting as brokers or dealers. These securities were only recently developed, and traditional trading markets have not yet been established for all stripped mortgage securities. Accordingly, some of these securities may be illiquid. The staff of the SEC has indicated that only government-issued IO or PO securities that are backed by fixed-rate mortgages may be deemed to be liquid, if procedures with respect to determining liquidity are established by a fund's board. The Board may, in the future, adopt procedures that would permit a fund to acquire, hold, and treat as liquid government-issued IO and PO securities. At the present time, however, all such securities will continue to be treated as illiquid and will, together with any other illiquid investments, not exceed 10% of a fund's net assets. This position may be changed in the future, without notice to shareholders, in response to the SEC staff's continued reassessment of this matter, as well as to changing market conditions.

INVERSE FLOATERS are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices.

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

ASSET-BACKED SECURITIES, including adjustable-rate asset-backed securities that have interest rates that reset at periodic intervals, are similar to mortgage-backed securities except that the underlying assets may include receivables on home equity and credit card loans, and automobile, mobile home, and recreational vehicle loans and leases. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes, the credit support for these securities is limited to the underlying assets. In other cases, it may be provided by a third party through a letter of credit or insurance guarantee.

Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligators on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.

Asset-backed securities are issued in either a pass-through structure (similar to a mortgage pass-through structure) or a pay-through structure (similar to a CMO structure). There may be other types of asset-backed securities that are developed in the future in which a fund may invest. In general, collateral supporting asset-backed securities has shorter maturities than mortgage loans and historically has been less likely to experience substantial prepayment.

MUNICIPAL SECURITIES are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to borrow money for various public or private projects. The issuer pays a fixed, floating or variable rate of interest, and must repay the amount borrowed (the "principal") at maturity. Municipal securities generally pay interest free from federal income tax.

STRIPPED SECURITIES are the separate income and principal components of a debt security. Once the securities have been stripped, the principal portion may be referred to as a zero coupon security or as a "principal-only strip." Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the security being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities. Stripped securities include: U.S. Treasury STRIPS, Stripped Government Securities, Stripped Obligations of the Financing Corporation (FICO STRIPS), Stripped Corporate Securities, and Stripped Eurodollar Obligations.

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

U.S. TREASURY STRIPS ("SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES") are considered U.S. Treasury securities for purposes of a fund's investment policies. Their risks are similar to those of other U.S. Government securities, although they may be more volatile. The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system.

STRIPPED GOVERNMENT SECURITIES are issued by the U.S. Government and its agencies and instrumentalities, by a variety of tax-exempt issuers (such as state and local governments and their agencies and instrumentalities), and by "mixed-ownership government corporations."

FICO STRIPS represent interests in securities issued by the Financing Corporation (FICO). FICO is the financing vehicle for the recapitalization of the Federal Savings and Loan Insurance Corporation (FSLIC). FICO STRIPS are not backed by the full faith and credit of the U.S. Government but are generally treated as U.S. Government agency securities.

STRIPPED CORPORATE SECURITIES are zero coupon securities issued by domestic corporations. They consist of corporate debt obligations without interest coupons, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for stripped debt obligations and stripped coupons.

STRIPPED EURODOLLAR OBLIGATIONS are stripped debt obligations denominated in U.S. dollars that are issued by foreign issuers, often subsidiaries of domestic corporations.

STRUCTURED NOTES are derivative instruments that entitle a holder to receive some portion of the principal or interest payments that would be due on a traditional debt obligation. A zero coupon bond, which is the right to receive only the principal portion of a debt security, is a simple form of structured note. A structured note's performance or value may be linked to a change in return, interest rate, or value of the change in an identified or "linked" equity security, currency, interest rate, index or other financial indicator. The holder's right to receive principal or interest payments on a structured note may also vary in timing or amount, depending upon changes in certain rates of interest or other external events. If permitted by a fund's policies, the Templeton managers may occasionally invest under 5% of a fund's net assets in structured notes that are linked to a benchmark, on a non-leveraged, one-to-one basis.

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

U.S. GOVERNMENT SECURITIES U.S. Government securities include: (1) U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (original maturities of one to ten years) and U.S. Treasury bonds (generally original maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities such as the Government National Mortgage Association, the Export-Import Bank and the Farmers Home Administration. Some of the funds' investments will include obligations that are supported by the full faith and credit of the U.S. Government. In the case of U.S. Government securities that are not backed by the full faith and credit of the U.S. Government (e.g., obligations of the Federal National Mortgage Association (FNMA) or a Federal Home Loan Bank), the fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION OBLIGATIONS (GINNIE MAES). The Government National Mortgage Association's guarantee of payment of principal and interest on Ginnie Maes is backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee.

SMALL BUSINESS ADMINISTRATION (SBA) securities are pools of loans to small businesses that are guaranteed as to principal and interest by the SBA, and supported by the full faith and credit of the U.S. Government. SBA loans generally have variable interest rates that are set at a premium above the prime rate, and generally have no interest rate caps or floors. The terms on SBA loans currently range from 7 to 25 years from the time they are issued.

ZERO COUPON BONDS are debt obligations that are issued at a significant discount from the value set forth on the face of the bond. The original discount approximates the total amount of interest the bonds will accumulate and compounds over the period until maturity or the first interest accumulation date at a rate of interest reflecting the market rate of the security at the time of issuance. Although a zero coupon bond pays no interest to its holder during its life, a fund will be deemed to have received income on such investments for tax and accounting purposes. That income is distributable to shareholders even though no cash is received at the time of accrual, which may require the liquidation of other portfolio securities to satisfy the fund's distribution obligations. Zero coupon bonds may include stripped securities as noted above.

DERIVATIVE SECURITIES are those securities whose values are dependent upon the performance of one or more securities or indices such as:

/bullet/ adjustable rate mortgage securities;
/bullet/ adjustable rate securities;
/bullet/ collateralized mortgage obligations;
/bullet/ convertible securities with enhanced yield features such as PERCS,
         ACES, DECS, and PEPS;
/bullet/ forward contracts;
/bullet/ futures contracts;
/bullet/ inverse floaters;

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

/bullet/ mortgage pass-throughs, including multiclass pass-throughs, stripped mortgage securities, and other asset-backed securities;
/bullet/ options;
/bullet/ re-securitized government project loans;
/bullet/ spreads and straddles;
/bullet/ swaps;
/bullet/ synthetic convertible securities; and
/bullet/ uncovered mortgage dollar rolls. Derivatives may be used for "hedging," which means that they help manage risks relating to interest rates, currency fluctuations and other market factors. They may also be used to increase liquidity or to invest in a particular stock or bond in a more efficient or less expensive way. CURRENCY RATE SWAPS A currency rate swap is the transfer between two counterparties of their respective rights to receive payments in specified currencies.

CURRENCY TECHNIQUES AND HEDGING Forward currency exchange contracts ("forward contracts") and currency futures contracts and options on these futures contracts, although the fund has no present intention of using any of these techniques except forward contracts. The funds typically engage in these practices to protect against declines in the value of a fund's portfolio securities and the income on these securities. A fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

FORWARD CURRENCY EXCHANGE CONTRACTS. Forward currency exchange contracts to try to minimize the risk to the fund from adverse changes in the relationship between currencies or to enhance income. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks).

A fund may either accept or make delivery of the currency specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

A fund may construct an investment position by combining a debt security denominated in one currency with a forward contract calling for the exchange of that currency for another currency. The investment position is not itself a security but is a combined position (i.e., a debt security coupled with a forward contract) that is intended to be similar in overall performance to a debt security denominated in the currency purchased.

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

A fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security by buying the amount of foreign currency needed to settle the transaction. Thus, for example, when a fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. Similarly, when a fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. A fund may also purchase and sell forward contracts for non-hedging purposes when the manager anticipates that the foreign currency will appreciate or depreciate in value but securities denominated in that currency do not present attractive investment opportunities and are held in a fund.

A fund sets aside or segregates sufficient cash, cash equivalents, or readily marketable debt securities held by its custodian bank as deposits for commitments created by open forward contracts. The fund will cover any commitments under these contracts to sell currency by owning or acquiring the underlying currency (or an absolute right to acquire such currency). The segregated account will be marked-to-market daily. The ability of a fund to enter into forward contracts is limited only to the extent forward contracts would, in the opinion of the manager, impede portfolio management or the ability of the fund to honor redemption requests.

Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies or between foreign currencies. Unanticipated changes in currency exchange rates also may result in poorer overall performance for the fund than if it had not entered into such contracts.

The funds generally will not enter into a forward contract with a term of greater than one year.

CURRENCY FUTURES CONTRACTS are traded on regulated commodity exchanges, including non-U.S. exchanges. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. A fund may use currency futures contracts to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the fund's portfolio securities or adversely affect the prices of securities that a fund intends to purchase at a later date.

A fund may either accept or make delivery of the currency specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to currency futures contracts are effected on the exchange on which the contract was entered into (or on a linked exchange).

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OPTIONS ON FOREIGN CURRENCIES. A fund may buy and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities or other assets to be acquired. As in the case of other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a fund's position, the fund may lose the entire amount of the premium plus related transaction costs.

INTEREST RATE SWAPS An interest rate swap is an agreement between two parties to exchange sets of cash flows over a period in the future. Most corporate and government bonds pay fixed coupons, and are exposed to the risk of rising interest rates. Swapping fixed payments for floating payments, an interest rate swap is a vehicle to hedge interest rate risk.

An example of an interest rate swap is an exchange between one obligation that has an interest rate fixed to maturity with another that has an interest rate that changes with changes in a designated benchmark, such as the London Interbank Offered Rate (LIBOR), prime, or commercial paper, or other benchmarks. The obligations to make repayment of principal on the underlying securities are not transferred. Similarly, the right to receive such payments is not transferred. These transactions generally require the participation of an intermediary, frequently a bank. The entity holding the fixed rate obligation will transfer the obligation to the intermediary, and the entity will then be obligated to pay to the intermediary a floating rate of interest, generally including a fractional percentage as a commission for the intermediary. The intermediary also makes arrangements with a second entity that has a floating-rate obligation that substantially mirrors the obligation desired by the first entity. In return for assuming a fixed obligation, the second entity will pay the intermediary all sums that the intermediary pays on behalf of the first entity, plus an arrangement fee and other agreed upon fees.

The funds intend to participate in interest rate swaps involving obligations held in a fund's portfolio on which it is receiving payments of principal and interest. A fund might do this, for example, in order to gain or reduce its exposure to fixed interest rate payments under certain market conditions. To the extent, a fund does not own the underlying obligation, however, the fund will maintain, in a segregated account with its custodian bank, cash or marketable securities with an aggregate value equal to the amount of the fund's outstanding swap obligation.

Interest rate swaps permit the party seeking a floating rate obligation the opportunity to acquire the obligation at a lower rate than is directly available in the credit market, while permitting the party desiring a fixed rate obligation the opportunity to acquire a fixed rate obligation, also frequently at a price lower than is available in the capital markets. The success of the transaction depends in large part on the availability of fixed rate obligations at a low enough coupon rate to cover the cost involved.

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OPTIONS, FUTURES AND OPTIONS ON FINANCIAL FUTURES A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. A futures contract is an obligation to buy or sell a specified security or currency at a set price on a specified future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. Options, futures, and options on futures are considered "derivative securities."

Unless otherwise noted in a fund's policies, the value of the underlying securities on which options may be written at any one time will not exceed 15% of the fund's assets. Nor will a fund purchase put or call options if the aggregate premium paid for such options would exceed 5% of its assets at the time of purchase. Unless otherwise noted in a fund's policies, none of the funds permitted to purchase contracts will purchase or sell futures contracts or options on futures contracts if, immediately thereafter, the aggregate amount of initial margin deposits on all the futures positions of the fund and the premiums paid on options on futures contracts would exceed 5% of the market value of the fund's total assets.

OPTIONS - GENERAL. A fund may write (sell) covered put and call options and buy put and call options on securities listed on a national securities exchange and in the over-the-counter (OTC) market. Additionally, a fund may "close out" options it has entered into.

A call option gives the option holder the right to buy the underlying security from the option writer at the option exercise price at any time prior to the expiration of the option. A put option gives the option holder the right to sell the underlying security to the option writer at the option exercise price at any time prior to the expiration of the option. The OTC market is the dealer-to-dealer market in securities, in this case, option securities in which the fund may buy or sell.

WRITING COVERED CALL AND PUT OPTIONS ON SECURITIES. A fund may write options to generate additional income and to hedge its portfolio against market or exchange rate movements. The writer of covered calls gives up the potential for capital appreciation above the exercise price of the option should the underlying stock rise in value. If the value of the underlying stock rises above the exercise price of the call option, the security may be "called away" and a fund required to sell shares of the stock at the exercise price. A fund will realize a gain or loss from the sale of the underlying security depending on whether the exercise price is greater or less than the purchase price of the stock. Any gain will be increased by the amount of the premium received from the sale of the call; any loss will be decreased by the amount of the premium received. If a covered call option expires unexercised, a fund will realize a gain in the amount of the premium received. If, however, the stock price decreases, the hedging benefit of the covered call option is limited to the amount of the premium received.

A call option written by a fund is "covered" if:

     (a) the fund owns the underlying security that is subject to the call; or

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

     (b) the fund has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.

A call option is also covered if a fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held:

     (a) is equal to or less than the exercise price of the call written; or
     (b) is greater than the exercise price of the call written if the difference in exercise prices is maintained by a fund in cash and marketable securities. Options may be written in connection with "buy-and-write" transactions; that is, a fund may purchase a security and then write a call option against that security. The exercise price of the call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current value of the underlying security at the time the option is written.

When a fund writes a covered call option, the underlying securities that are subject to the call will be held in a segregated account (or escrow) with the fund's custodian. It will be unable to sell the underlying securities that are subject to the call until it either effects a closing transaction with respect to the call, or otherwise satisfies the conditions for release of the underlying securities from escrow, as may be imposed by the broker through which the call is effected. In addition, if the broker fails to timely issue instructions to the Fund's custodian to permit the release of the underlying security when the escrow is no longer required, the Fund may be unable to sell the securities when it desires to do so.

The writer of covered puts retains the risk of loss should the underlying security decline in value. If the value of the underlying stock declines below the exercise price of the put option, the security may be "put to" a fund and the fund required to buy the stock at the exercise price. A fund will incur an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by a fund expires unexercised, the fund will realize a gain in the amount of the premium received.

A put option written by the fund is "covered" if the fund maintains cash and marketable securities with a value equal to the exercise price in a segregated account with its custodian bank. A put option is also covered if the fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

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

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by a fund.

Effecting a closing transaction in the case of a written call option allows the fund to write another call option in the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other fund investments. If the fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

A fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.

BUYING CALL AND PUT OPTIONS ON SECURITIES. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

A fund may buy call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. A fund may also buy call options on securities held in its portfolio and on which it has written call options.

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As the holder of a put option, a fund has the right to sell the underlying security at the exercise price at any time during the option period. A fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire.

A fund may buy a put option on an underlying security or currency owned by the fund ("a protective put") as a hedging technique in order to protect against an anticipated decline in the market value of the security. Such hedge protection is provided only during the life of the put option when a fund, as the holder of the put option, is able to sell the underlying security at the put exercise price, regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the security is eventually sold.

A fund may also buy put options at a time when it does not own the underlying security. By buying put options on a security it does not own, the fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

OVER-THE-COUNTER (OTC) OPTIONS. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. A fund may suffer a loss if it is not able to exercise or sell its position on a timely basis. When a fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the fund originally wrote the option. If a fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

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The funds understand the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid. The funds and the manager disagree with this position. Nevertheless, pending a change in the staff's position, the funds will treat OTC options and "cover" assets as subject to a fund's limitation on illiquid securities.

OPTIONS ON STOCK INDICES. A fund may also buy and sell both call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations or to increase income to the fund. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater (or less, in the case of puts) than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on the price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stock.

When a fund writes an option on a stock index, the fund may cover the option by owning securities whose price changes, in the opinion of the manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. The funds may also cover by establishing a segregated account containing cash or marketable securities with its custodian bank in an amount at least equal to the market value of the underlying stock index. The fund will maintain the account while the option is open or it will otherwise cover the transaction.

FORWARD CONVERSIONS. In a forward conversion, a fund buys securities and writes call options and buys put options on such securities. By purchasing puts, a fund protects the underlying security from depreciation in value. By selling calls on the same security, a fund receives premiums which may offset part or all of the cost of purchasing the puts while foregoing the opportunity for appreciation in the value of the underlying security. A fund will not exercise a put it has purchased while a call option on the same security is outstanding.

Although it is generally intended that the exercise price of put and call options would be identical, situations might occur in which some option positions are acquired with different exercise prices. Therefore, a fund's return may depend in part on movements in the price of the underlying security.

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SPREAD AND STRADDLE OPTIONS TRANSACTIONS. In "spread" transactions, a fund buys and writes a put or buys and writes a call on the same underlying security with the options having different exercise prices and/or expiration dates. In "straddles," a fund purchases or writes combinations of put and call options on the same security. When a fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require a fund to buy and/or write more than one option simultaneously, the fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the fund was to buy or sell a single option. Similarly, costs incurred by a fund in connection with these transactions will in many cases be greater than if the fund was to buy or sell a single option.

FUTURES CONTRACTS - GENERAL. Although futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical financial futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the fund will incur brokerage fees when it buys or sells financial futures contracts.

FINANCIAL FUTURES. Financial futures contracts are commodity contracts that obligate the purchase or seller to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price.

A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the fund from fluctuations in price of portfolio securities without actually buying or selling the underlying security. Futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. The exchanges guarantee performance of the contracts as between the clearing members of the exchange.

A fund may enter into futures contracts on foreign currencies, interest rates, or on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury bonds, Treasury notes, Government National Mortgage Association modified pass-through mortgage-backed securities, and three-month U.S. Treasury bills. A fund may also enter into futures contracts on corporate securities and non-U.S. Government debt securities, but such futures contracts are not currently available.

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At the same time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment ("initial deposit"). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required since each day the fund would provide or receive cash that reflects any decline or increase in the contract's value. In addition, the fund must maintain with its custodian bank, to the extent required by the rules of the Securities and Exchange Commission (SEC), assets in a segregated account to cover its obligations with respect to such contract, which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the market value of such futures contract or related option.

At the time of delivery of securities on the settlement date of a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. The obligation to make or take delivery is ended by buying (or selling, as the case may be) on an exchange an identical financial futures contract calling for delivery in the same month. All transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded. The fund will incur brokerage fees when it buys or sells financial futures.

A fund will not engage in transactions in futures contracts for speculation. Futures contracts will be used as a hedge against changes resulting from market conditions in the values of its securities or securities that it intends to buy or to attempt to protect a fund from fluctuations in price of portfolio securities without actually buying or selling the underlying security. When a fund buys futures contracts or related call options, marketable instruments equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments made by the fund will be deposited in a segregated account with the custodian bank to collateralize such long positions.

OPTIONS ON FUTURES CONTRACTS. A fund may purchase and write options on futures contracts for hedging purposes only. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the price of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, the option may be less risky than direct ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when a fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or appreciation in the value of a foreign currency against the U.S. dollar.

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If a fund writes a call option on a futures contract and the futures price at expiration of the option is below the exercise price, the fund will retain the full amount of the option premium, which may provide a partial hedge against any decline that may have occurred in the value of the fund's holdings. If the futures price at expiration of the option is higher than the exercise price, the fund will retain the full amount of the option premium, which may provide a partial hedge against any increase in the price of securities that the fund intends to purchase. If a put or call option a fund has written is exercised, the fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a fund's losses from existing options on futures may be affected by changes in the value of its portfolio securities.

BOND INDEX FUTURES AND OPTIONS ON SUCH FUTURES A fund may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The fund also reserves the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. A fund's investment strategy in employing futures contracts based on an index of debt securities may be similar to that used by it in other financial futures transactions. A fund may also buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

STOCK INDEX FUTURES AND OPTIONS ON THESE FUTURES A fund may buy and sell stock index futures contracts and options on stock index futures contracts that trade on domestic exchanges and, to the extent such contracts have been approved by the CFTC for sale to customers in the U.S., on foreign exchanges. In general, these funds may invest in index futures for hedging purposes. Open futures contracts are valued on a daily basis and a fund may be obligated to provide or receive cash reflecting any decline or increase in the contracts value.

STOCK INDEX FUTURES. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

A fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset a possible decrease in market value of its equity securities. When a fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES. To hedge against risks of market price fluctuations, a fund may buy and sell call and put options on stock index futures. The need to hedge against these risks will depend on the extent of diversification of the fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

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Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the writer of the option will deliver to the holder of the option the accumulated balance in the writer's futures margin account representing the amount that the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

INTEREST RATE FUTURES AND RELATED OPTIONS. In order to protect its portfolio securities from fluctuations in interest rates without necessarily buying or selling the underlying fixed-income securities, a fund may buy and sell interest rate futures contracts and options on these futures contracts. A fund may also buy and write put and call options on interest rate futures and enter into closing transactions with respect to such options.

FUTURES DEVELOPMENTS. The funds may take advantage of opportunities in the area of options, futures, and options in futures and any other derivative investments that are not presently contemplated for use by the funds or that are not currently available but which may be developed, to the extent such opportunities are consistent with the funds' investment goals and legally permissible for the funds.

DIVERSIFICATION Each fund, except the Global Health Care, Global Income, Value, Strategic Income and Technology Funds, will operate as a diversified fund under federal securities law. Each diversified fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer (except U.S. Government securities) if (a) more than 5% of the value of the fund's assets would be invested in such issuer, or (b) hold more than 10% of any or all classes of the securities of any one issuer or, in the case of the S&P 500 Index, Asset Strategy, Developing Markets, International Securities, Rising Dividends, Small Cap and Aggressive Growth Funds, the fund would hold more than 10% of the outstanding voting securities of such issuer.

In addition, each fund intends to diversify its investments to meet the requirements under federal tax laws relating to regulated investment companies and variable contracts issued by insurance companies.

A fund's investments in U.S. Government securities are not subject to these limitations. In the case of funds investing in obligations of U.S. Government agencies or instrumentalities, each agency or instrumentality is treated as a separate issuer for purposes of the above rules.

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EQUITY SECURITIES The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include warrants or rights. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

FOREIGN SECURITIES A fund may invest in foreign securities, provided the investments are consistent with their objectives and comply with their concentration and diversification policies. The funds may buy the securities of foreign issuers directly in foreign markets, both in developed and developing countries. The securities of foreign issuers may be denominated in foreign currency. The funds may also buy foreign securities that are traded in the U.S.

Investments in foreign securities may offer potential benefits not available from investments solely in securities of domestic issuers or dollar denominated securities. These benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the manager, to offer:

/bullet/ A better outlook for long-term capital appreciation or current earnings than investments in domestic issuers;
/bullet/ An opportunity to invest in foreign nations whose economic policies or business cycles are different from those of the U.S.; and, /bullet/ The opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.
/bullet/ Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with any applicable U.S. and foreign currency restrictions and tax and other laws limiting the amount and types of foreign investments. A fund could experience investment losses if there are changes of:

                  /bullet/ governmental administrations;
                  /bullet/ economic or monetary policies in the U.S. or abroad; /bullet/ circumstances in dealings between nations; or, /bullet/ currency convertibility or exchange rates.

Certain funds may invest in debt securities issued by foreign corporations, governments and their instrumentalities, and by supranational entities. A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank, the European Development Bank and the Asian Development Bank.

Many debt obligations of foreign issuers, and especially emerging markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the manager's individual analysis.

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Certain countries do not permit direct investments. Some countries, such as
South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In order to gain investment access to these countries, a fund may invest up to 10% of its assets in shares of such closed-end investment companies and up to 5% of its assets in any one closed-end investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a fund acquires shares of closed-end investment companies, shareholders would bear both their share of expenses of the fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are typically issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the depositary receipts. To the extent a fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depository receipt to issue and service such depository receipts, there are may be an increased possibility that the fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

Depositary receipts also involve the same risks as direct investments in foreign securities, as discussed below. For purposes of a fund's investment policies, the fund will consider its investments in depositary receipts to be investments in the underlying securities.

EMERGING MARKETS. Each fund that invests in emerging market securities may use a slightly different definition of emerging market countries. Emerging market countries generally include countries that are generally considered low or middle income countries by the International Bank for Reconstruction and Development (commonly known as the World Bank) or the International Finance Corporation.

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As many developing countries restructure their existing bank debt and economic conditions improve, these obligations have become available and may offer the funds the potential for current U.S. dollar income. Such instruments are not traded on any exchange. However, the managers believe there may be a market for such securities either in multi-national companies wishing to purchase such assets at a discount for further investment or from the issuing governments that may decide to redeem their obligations at a discount.

ILLIQUID SECURITIES Each fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933 ("restricted securities"), or in other securities which, in the opinion of the Board, may be illiquid. See "Fundamental Investment Restrictions" for more information about the fund's policies with respect to illiquid securities.

Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which a fund has valued them. Reduced liquidity in the secondary market for certain securities may make it more difficult for the fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio.

Securities acquired outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities market are not considered to be illiquid assets if:
(a) the fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available. The funds will not acquire the securities of foreign issuers outside of the U.S. if, at the time of acquisition, the funds have reason to believe that they could not resell the securities in a public trading market.

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Subject to each fund's percentage limitation on illiquid securities, the Board has authorized each fund to invest in restricted securities where such investment is consistent with each fund's investment goal. The Board has authorized these securities to be considered liquid to the extent the investment manager determines on a daily basis that there is a liquid institutional or other market for such securities - for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The fund's board of trustees will review any determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including the manager's assessment of current trading activity and the availability of reliable price information. In spite of the managers' determinations in this regard, the Board will remain responsible for such determinations and will consider appropriate action, consistent with a fund's goals and policies, if the security should become illiquid after purchase. In determining whether a restricted security is properly considered a liquid security, the investment manager and the Board will take into account, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

LOAN PARTICIPATIONS AND DEFAULTED DEBT SECURITIES Loan participations are interests in floating or variable rate senior loans to U.S. corporations, partnerships and other entities. Generally, these instruments are sold without a guarantee by the lending institution, and are subject to the credit risks of both the borrower and the lending institution. While loan participations generally trade at par value, a fund may also be able to acquire loan participations that sell at a discount because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, such loan participations may appreciate in value. The manager may acquire loan participations for a fund when it believes that over the long term appreciation will occur. Most loan participations in which the funds intend to invest are illiquid and, to that extent, will be included in a fund's limitation on illiquid investments described under "Illiquid securities." An investment in these securities carries substantially the same risks as those for defaulted debt securities. Interest payments on these securities may be reduced, deferred, suspended or eliminated and principal payments may likewise be reduced, deferred, suspended or canceled, causing the loss of the entire amount of the investment.

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LOANS OF PORTFOLIO SECURITIES To generate additional income, each fund may lend certain of its portfolio securities to qualified banks and broker-dealers. For each loan, the borrower must maintain with the fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. Government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 102% of the current market value of the loaned securities. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund also continues to receive any distributions paid on the loaned securities. The fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the managers intend to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the managers have knowledge that, in their opinion, a material event affecting the loaned securities will occur or the managers otherwise believe it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. Each fund will loan its securities only to parties who meet creditworthiness standards approved by the fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

MORTGAGE DOLLAR ROLLS In a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (name, type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase (the "roll period"), the fund foregoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction and is maintained in a segregated account. A fund will not enter into any dollar rolls that are not covered rolls. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The funds intend to enter into mortgage dollar rolls only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

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PORTFOLIO TURNOVER Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. As required by the SEC, annual portfolio turnover is calculated generally as the dollar value of the lesser of a portfolio's purchases or sales of portfolio securities during a given year, divided by the monthly average value of the portfolio's securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year. The portfolio turnover rates for each fund are disclosed in the section entitled "Financial Highlights" of the fund's prospectus. Except for certain funds noted in the prospectus, the funds generally do not expect their annual turnover rates to exceed 100%. It is not possible to estimate future turnover rates with complete accuracy, however, because so many variable factors are beyond the control of the managers.

Portfolio turnover is affected by factors within and outside the control of the fund and its managers. The investment outlook for the type of securities in which each fund invests may change as a result of unexpected developments in national or international securities markets, or in economic, monetary or political relationships. High market volatility may result in a manager using a more active trading strategy than it might have otherwise pursued. Each fund's manager will consider the economic effects of portfolio turnover but generally will not treat portfolio turnover as a limiting factor in making investment decisions. Investment decisions affecting turnover may include changes in investment policies, including changes in management personnel, as well as individual portfolio transactions.

Moreover, turnover may be increased by certain factors wholly outside the control of the managers. For example, during periods of rapidly declining interest rates, such as the U.S. experienced in 1991 through 1993, the rate of mortgage prepayments may increase rapidly. When this happens, "sales" of portfolio securities are increased due to the return of principal to funds that invest in mortgage securities. Similarly, the rate of bond calls by issuers of fixed income securities may increase as interest rates decline. This causes "sales" of called bonds by funds that invest in fixed-income securities and the subsequent purchase of replacement investments. In other periods, increased merger and acquisition activity, or increased rates of bankruptcy or default, may create involuntary transactions for portfolios that hold affected stocks and bonds, especially high-yield bonds. Global or international fixed income securities funds may have higher turnover rates due to the rebalancing of the portfolio to keep interest rate risk and country allocations at desired levels.

In addition, redemptions or exchanges by investors may require the liquidation of portfolio securities. Changes in particular portfolio holdings may be made whenever it is considered that a security is no longer the most appropriate investment for a fund, or that another security appears to have a relatively greater opportunity, and will be made without regard to the length of time a security has been held.

Higher portfolio turnover rates generally increase transaction costs, which are portfolio expenses, but would not create taxable capital gains for investors because of the tax-deferred status of variable annuity and life insurance investments.

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REAL ESTATE INVESTMENT TRUSTS (REITS) typically invest directly in real estate and/or in mortgages and loans collateralized by real estate. "Equity" REITs are real estate companies that own and manage income-producing properties such as apartments, hotels, shopping centers or office buildings. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management and generally concentrate on a specific geographic region or property type. "Mortgage" REITs make loans to commercial real estate developers and earn income from interest payments.

REPURCHASE AGREEMENTS The funds generally will have a portion of their assets in cash or cash equivalents for a variety of reasons, including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, a fund may enter into repurchase agreements. Under a repurchase agreement, the fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the fund's ability to sell the underlying securities. A fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

REVERSE REPURCHASE AGREEMENTS are the opposite of repurchase agreements but involve similar mechanics and risks. A fund sells securities to a bank or dealer and agrees to repurchase them at a mutually agreed price and date. Cash or liquid high-grade debt securities having an initial market value, including accrued interest, equal to at least 102% of the dollar amount sold by the fund are segregated, i.e., set aside, as collateral and marked-to-market daily to maintain coverage of at least 100%. Reverse repurchase agreements involve the risk that the market value of the securities retained by a fund may decline below the price of the securities the fund has sold but is obligated to repurchase under the agreement. A default by the purchaser might cause the fund to experience a loss or delay in the liquidation costs. The funds intend to enter into reverse repurchase agreements with domestic or foreign banks or securities dealers. The manager will evaluate the creditworthiness of these entities prior to engaging in such transactions and it will conduct these activities under the general supervision of the Board.

SMALL CAP COMPANIES are often overlooked by investors or undervalued in relation to their earnings power. Because small cap companies generally are not as well known to the investing public and have less of an investor following than larger companies, they may provide greater opportunities for long-term capital growth as a result of inefficiencies in the marketplace. These companies may be undervalued because they are part of an industry that is out of favor with

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investors, although the individual companies may have high rates of earnings growth and be financially sound.

SHORT SALES In a short sale, the fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the fund must pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the fund may also be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security, and the fund will realize a gain if the security declines in price between those same dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund is required to pay in connection with the short sale.

The fund will segregate, in accordance with the law, an amount equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated amount will be marked-to-market daily and at no time will the amount segregated d deposited with the broker as collateral be less than the market value of the securities at the time they sold short.

A fund may make a short sale when the manager believes the price of the stock may decline and when, for tax or other reasons, the manager does not currently want to sell the stock or convertible security it owns. In this case, any decline in the value of a fund's portfolio securities would be reduced by a gain in the short sale transaction. Conversely, any increase in the value of a fund's portfolio securities would be reduced by a loss in the short sale transaction.

Short sales "against the box" are transactions in which a fund sells a security short for which it owns an equal amount of the securities sold short or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such security.

SECURITIES INDUSTRY RELATED INVESTMENTS Securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors are considered to be part of the financial services industry. Generally, under the 1940 Act, a fund may not acquire a security or any interest

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in a securities related business to the extent such acquisition would result in the fund acquiring in excess of 5% of a class of an issuer's outstanding equity securities or 10% of the outstanding principal amount of an issuer's debt securities, or investing more than 5% of the value of the fund's total assets in securities of the issuer. In addition, any equity security of a securities-related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities-related business must be investment grade as determined by the Board. The funds that invest in these securities do not believe that these limitations will impede the attainment of their investment goals.

STANDBY COMMITMENT AGREEMENTS If a fund enters into a standby commitment agreement, it will be obligated, for a set period of time, to buy a certain amount of a security that may be issued and sold to the fund at the option of the issuer. The price of the security is set at the time of the agreement. The fund will receive a commitment fee typically equal to 0.5% of the purchase price of the security. The fund will receive this fee regardless of whether the security is actually issued.

A fund may enter into a standby commitment agreement to invest in the security underlying the commitment at a yield or price that the manager believes is advantageous to the fund. A fund will not enter into a standby commitment if the remaining term of the commitment is more than 45 days. If a fund enters into a standby commitment, it will keep cash or high-grade marketable securities in a segregated account with its custodian bank in an amount equal to the purchase price of the securities underlying the commitment.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the fund's books on the date the security can reasonably be expected to be issued. The value of the security will then be reflected in the calculation of the fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. If the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the funds' assets in a temporary defensive manner or hold a substantial portion of the funds' portfolio in cash. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities market, the securities in which the fund normally invests, or the economies of the countries where the fund invests.

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Temporary defensive investments for all funds (other than the Money Market Fund)
generally may include high quality money market instruments or, in the case of the Technology and Strategic Income Funds, short-term debt instruments. High-quality money market instruments include government securities, bank obligations, the highest quality commercial paper and repurchase agreements. Short-term debt instruments include high-grade commercial paper, repurchase agreements, and other money market equivalents. To the extent allowed by exemptions granted under the 1940 Act and the fund's other investment policies and restrictions, the manager may also invest the fund's assets in shares of one or more money market funds managed by the manager or its affiliates. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

In addition, certain funds may also invest in short-term (less than twelve months to maturity) fixed-income securities, non-U.S. currency, short-term instruments denominated in non-U.S. currencies, or medium-term (not more than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities. Certain funds may also invest cash, including cash resulting from purchases and sales of fund shares, temporarily in short-term debt instruments.

Because each fund has its own goals and strategies, as well as cash flows in and out, the cash positions of the funds may vary significantly. When a fund's investments in cash or cash equivalents increase, it may not participate in market advances or declines to the same extent as it would if the fund were fully invested in stocks or bonds.

Any decision to make a substantial withdrawal for a sustained period of time from a fund's investment goals will be reviewed by the Board.

TRADE CLAIMS Trade claims are purchased from creditors of companies in financial difficulty. For buyers, such as a fund, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, may generate capital appreciation if the value of the claim increases as the debtor's financial position improves. If the debtor is able to pay the full obligation on the face of the claim as a result of a restructuring or an improvement in the debtor's financial condition, trade claims offer the potential for higher income due to the difference in the face value of the claim as compared to the discounted purchase price.

U.S. TREASURY ROLLS In "U.S. Treasury rolls," a fund sells outstanding U.S. Treasury securities and buys back "when-issued" U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the "when-issued" U.S. Treasury security. Two potential advantages of this strategy are (1) the fund can regularly and incrementally adjust its weighted average maturity of its portfolio securities (which otherwise would constantly diminish with the passage of time); and (2) in a normal yield curve environment (in which shorter maturities yield less than longer maturities), a gain in yield to maturity can be obtained along with the desired extension.

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During the period before the settlement date, the fund continues to earn interest on the securities it is selling. It does not earn interest on the securities that it is purchasing until after the settlement date. The fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The fund intends, however, to enter into U.S. Treasury rolls only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED (TBA) TRANSACTIONS are arrangements under which a fund buys securities that have been authorized but not yet issued with payment for and delivery of the security scheduled for a future time, generally within 15 to 60 days. Purchases of securities on a when-issued or delayed delivery basis are subject to the risk that the value or the yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into. To the extent a fund engages in these transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, and not for the purpose of investment leverage. Although the funds will generally buy securities on a when-issued or TBA basis with the intention of holding the securities, they may sell the securities before the settlement date if the manager believes it is advisable to do so.

When a fund is the buyer in this type of transaction, it will maintain, in a segregated account with its custodian bank, cash or marketable securities having an aggregate value equal to the amount of the fund's purchase commitments until payment is made. As a buyer in one of these transactions, the fund relies on the seller to complete the transaction. The seller's failure to do so may cause a fund to miss a price or yield considered advantageous to the fund. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Entering into a when-issued, delayed delivery or TBA transaction is a form of leverage that may affect changes in net asset value to a greater extent.

RISKS OF SECURITIES AND INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------

The value of your shares will increase as the value of the securities owned by a fund increases and will decrease as the value of the fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the fund. In addition to the factors that affect the value of any particular security that the fund owns, the value of fund shares may also change with movements in the stock and bond markets as a whole.

The U.S. economy is currently in its longest period of expansion in its history. Over the past few years, gains in the stock market, and for many individual securities, have significantly exceeded prior historical norms. Investors should not have unrealistic expectations that this expansion or the pace of gains will continue in the future indefinitely.

In addition to the risks described in each fund's prospectus and the individual fund summaries in this SAI, investors should consider the following risks that pertain to the funds that may invest in these instruments or engage in these strategies.

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CONVERTIBLE SECURITIES have risk characteristics of both equity and debt securities. Their value may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high (because it is assumed it will be converted) and more like a debt security when the underlying stock price is low (because it is assumed it will not be converted). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

A fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a fund's ability to dispose of particular securities, when necessary, to meet a fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for a fund to obtain market quotations based on actual trades for purposes of valuing a fund's portfolio. The funds, however, intend to acquire liquid securities, though there can be no assurances that this will be achieved.

DEBT SECURITIES

ASSET-BACKED SECURITIES have risks similar to mortgage-backed securities. However, these securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral, i.e., a lien on the item purchased by the consumer, that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

GINNIE MAE yields (interest income as a percentage of price) have historically exceeded the current yields on other types of U.S. Government securities with comparable maturities. The effects of interest rate fluctuations and unpredictable prepayments of principal, however, can greatly change realized yields. As with most bonds, in a period of rising interest rates, the value of a Ginnie Mae will generally decline. In a period of declining interest rates, it is more likely that mortgages contained in Ginnie Mae pools will be prepaid, thus reducing the effective yield. This potential for prepayment during periods of declining interest rates may reduce the general upward price increases of Ginnie Maes as compared to the increases experienced by noncallable debt securities over the same periods. In addition, any premium paid on the purchase of a Ginnie Mae will be lost if the obligation is prepaid. Of course, price changes of Ginnie Maes and other securities held by the funds will have a direct impact on the net asset value per share of the funds.

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INTEREST RATE To the extent a fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the fund's shares. Of course, interest rates throughout the world have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

LOWER-RATED SECURITIES An investment in any fund that invests in non-investment grade securities, including those issued by foreign companies and governments, is subject to a higher degree of risk than an investment in a fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to income and principal that is present with an investment in higher risk securities, such as those in which certain funds invest. Accordingly, an investment in any fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher rated securities. The ability of a fund to achieve its investment goal may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the fund were investing in higher rated securities. A fund relies on the manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the manager takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of raising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the fund may incur additional expenses to seek recovery.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in a fund's portfolio defaults, the fund may have unrealized losses on the security, which may lower the fund's net asset value. Defaulted securities tend to lose much of their value before they default. Thus, a fund's net asset value may be adversely affected before an issuer defaults. In addition, a fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

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High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from a fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, the manager may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for a fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for a fund to manage the timing of its income. To generate cash for distributions, a fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of fund shares. A portfolio may be required under the Code and U.S. Treasury Regulations to accrue income for income tax purposes on defaulted obligations and to distribute such income to the portfolio shareholders even though the portfolio is not currently receiving interest principal payments on such obligations.

The markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the fund to obtain accurate market quotations for the purposes of valuing the fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

High yield, fixed-income securities that are sold without registration under the federal securities laws carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if a fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. A fund may also incur special costs in disposing of restricted securities, although the fund will generally not incur any costs when the issuer is responsible for registering the securities.

High yield, fixed-income securities acquired during an initial underwriting involve special risks because they are new issues. The manager will carefully review their credit and other characteristics. The funds have no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. Since 1990, the market for high yield securities has been adversely affected during periods of recessions such as that which began in 1990. The current economic expansion is the longest in U.S. history, but if another recession occurs, the results of the 1990 recession may be repeated. Factors adversely impacting the market value of high yield securities may lower a fund's net asset value.

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The credit risk factors above also apply to lower-quality zero coupon, deferred interest and pay-in-kind securities. These securities have an additional risk, however, because unlike securities that pay interest throughout the time until maturity, a fund will not receive any cash until the cash payment date. If the issuer defaults, a fund may not obtain any return on its investment.

Zero coupon or deferred interest securities are debt securities that make no periodic interest payments before maturity or a specified date when the securities begin paying current interest (the "cash payment date"), and therefore are generally issued and traded at a discount from their face amount or par value. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date approaches.

The value of zero coupon securities is generally more volatile than the value of other fixed-income securities that pay interest periodically. Zero-coupon securities are also likely to respond to changes in interest rates to a greater degree than other fixed-income securities having similar maturities and credit quality.

Certain of the high yielding, fixed-income securities in which the funds may invest may be purchased at a discount. When held to maturity or retired, these securities may include an element of capital gain. Capital losses may be realized when securities purchased at a premium, that is, in excess of their stated or par value, are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

DEFAULTED DEBT. A fund will buy defaulted debt securities if, in the opinion of the manager, they may present an opportunity for later price recovery, the issuer may resume interest payments, or other advantageous developments appear likely in the near future. In general, securities that default lose much of their value before the actual default so that the security, and thus the fund's net asset value, would be impacted before the default. Defaulted debt securities may be illiquid and, as such, will be part of the percentage limits discussed under "Investment Restrictions."

MORTGAGE-BACKED SECURITIES differ from conventional bonds in that the principal is paid back over the life of the certificate rather than at maturity. As a result, funds invested in these securities will receive monthly scheduled payments of principal and interest on its investment in these securities, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security. For this reason, mortgage-backed securities may be less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

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The market value of mortgage-backed securities, like other U.S. Government securities in the funds, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage-backed securities, while having comparable risk of decline in value during periods of rising rates, may have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. To the extent these securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of a fund's principal investment to the extent of the premium paid.

SBA As with mortgage-backed securities such as GNMAs, prepayments can greatly change realized yields for SBA securities. While the prepayment rate of mortgage-backed securities has generally been a function of market interest rates, the prepayment rate of SBA securities has historically depended more on the purpose and term of the loan and the rate of borrower default. Shorter-term SBA loans have had the highest prepayment rates, particularly if the loans were for working capital; long-term, real-estate backed SBA loans prepay much more slowly. SBA securities are sometimes offered at a premium above their principal amount, which increases the risks posed by prepayment.

STRUCTURED NOTES may be much more volatile than the underlying instruments themselves, depending on the direction of interest rates, and may present many of the same risks as investing in futures and options. Certain structured notes without leverage characteristics may still be considered risky and an investor could lose an amount equal to the amount invested. As with any debt instruments, structured notes pose credit risk, i.e., the issuer may be unable to make the required payments. Finally, some structured notes may be illiquid, that is, the securities may not be sold as readily as other securities because few investors or dealers trade in such securities or because the notes are complex and difficult to price. Such potential illiquidity may be especially pronounced during severe bond market corrections, i.e., a change or a reversal in the direction of the market. The Board of Trustees will monitor the liquidity of structured notes. Notes determined to be illiquid will be subject to a fund's percentage limits on illiquid securities. These notes would have coupon resets that may cause the current coupon to fall to, but not below, zero. Existing credit quality, duration and liquidity standards would apply so that a fund may not invest in structured notes unless the manager believes that the notes pose no greater credit or market risk than stripped notes. These notes may, however, carry risks similar to those of stripped securities.

DERIVATIVE SECURITIES

FORWARD CONTRACTS, CURRENCY FUTURES CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES Successful use of forward contracts, currency futures contracts and options on foreign currencies depends on the manager's ability to properly predict movements in the foreign currency markets. There may be an imperfect correlation between movements in the foreign currency on which a forward contract, currency futures contract, or option on a foreign currency is based and movements in the foreign currency.

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There can be no assurance that a continuous, liquid secondary market will exist for any particular OTC option at any specific time. Consequently, a fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a fund writes an OTC option, it generally can close out that option before its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a buyer of a put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The funds do not believe that these trading and positions limits will have an adverse impact on the funds' strategies for hedging their securities.

Forward contracts are not traded on contract markets regulated by the CFTC or by the SEC. The ability of a fund to use forward contracts could be restricted to the extent that Congress authorizes the CFTC or the SEC to regulate such transactions. Forward contracts are traded through financial institutions acting as market makers. Also, a hedging strategy may not be successful if the fund is unable to sell its forward contract, currency futures contract, or option on a foreign currency with the market maker from which it bought the security.

If a fund retains a portfolio security and enters into a closing transaction, the fund will have a gain or a loss to the extent that the forward contract prices have increased or decreased. If a fund enters into a closing transaction, it may subsequently enter into a new forward contract to sell the foreign currency. If forward prices decline between the date that a fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain. If forward prices increase, a fund will suffer a loss.

The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market, as well as the risks of adverse market movements, possible intervention by governmental authorities, and the effects of other political and economic events.

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FUTURES CONTRACTS ON CURRENCIES AND OPTIONS ON FOREIGN CURRENCIES may be traded on foreign exchanges. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies. The value of such positions could also be adversely affected by (i) other foreign political and economic factors, (ii) less available data than in the U.S. on which to base trading decisions, (iii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of exercise and settlement terms and procedures, and margin requirements different from those in the U.S., and (v) lesser trading volume.

FUTURES CONTRACTS A purchase or sale of a futures contract may result in losses in excess of the amount invested. A fund may not be able to properly hedge its securities where a liquid secondary market is unavailable for the futures contract the fund wishes to close. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency held by the fund. Adverse market movements could cause the fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the fund of margin deposits in the event of bankruptcy of a broker with whom the fund has an open position in a futures contract or option.

Although the manager believes that the use of futures contracts will benefit certain funds, if the manager's investment judgment about the general direction of interest or currency exchange rates is incorrect, a fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the fund will lose part or all of the benefit of the increased value of the bonds which it has hedged because it will have offsetting losses in its futures positions. Similarly, if a fund sells a foreign currency futures contract and the U.S. dollar value of the currency unexpectedly increases, the fund will lose the beneficial effect of the increase on the value of the security denominated in that currency. In addition, in such situations, if a fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements. Sales of bonds may be, but are not necessarily, at increased prices that reflect the rising market. A fund may have to sell securities at a time when it may be disadvantageous to do so.

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The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

The funds which are authorized to engage in futures transactions intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. A fund may not be able to achieve a perfect correlation between its futures positions and portfolio positions in corporate fixed-income securities because futures contracts based on these securities are not currently available.

Futures contracts that are purchased on foreign exchanges may not be as liquid as those purchased on CTFC-designated contract markets. In addition, foreign futures contracts may be subject to varied regulatory oversight. The price of any foreign futures contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

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INTEREST RATE AND CURRENCY SWAPS A fund will only enter into interest rate swaps on a net basis, which means that the fund will receive or pay, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, a fund's risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the fund must make. If the other party to an interest rate swap defaults, a fund's risk of loss consists of the net amount of interest payments that the fund is entitled to receive.

In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, a fund could lose the entire principal value of a currency swap if the other party defaults.

The use of interest rate and currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the managers are incorrect in their forecasts of market values, interest rates and currency exchange rates, the investment performance of a fund would be less favorable than it would have been if this investment technique were not used.

OPTIONS ON FUTURES CONTRACTS The amount of risk a fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In writing options on futures, a fund's loss is potentially unlimited and may exceed the amount of the premium received. Also, a fund may not be able to properly hedge its securities or close out option contract positions where a liquid secondary market is unavailable for the option the fund wishes to close. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Unless a fund has a stated policy otherwise, it will purchase a put option on a futures contract only to hedge the fund's portfolio against the risk of rising interest rates or the decline in the value of securities denominated in a foreign currency.

OPTIONS ON SECURITIES A fund's options investments involve certain risks. The effectiveness of an options strategy depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant portion of the fund's portfolio. In addition, the fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option it has purchased, or that there may be a negative correlation that would result in a loss on both the securities and the option. If the manager is not successful in using options in managing a fund's investments, the fund's performance will be worse than if the manager did not employ such strategies.

When trading options on foreign exchanges or in the over-the-counter market, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. The purchaser of an option can lose the amount of the premium plus related transaction costs. Moreover, a fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements associated with option writing.

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Options on securities traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

Although a fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist and a fund may have difficulty effecting closing transactions in particular options. Therefore, the fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities where a buyer exercises put or call options. If a fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

OPTIONS ON STOCK INDICES A fund's ability effectively to use options on stock indexes depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the fund's portfolio. Inasmuch as these securities will not duplicate the components of any index, the correlation will not be perfect. Consequently, a fund bears the risk that the prices of the securities underlying the option will not move in the same amount as the option. It is also possible that there may be a negative correlation between the index and the hedged securities that would result in a loss on both the securities and the instrument. Accordingly, successful use by a fund of options on stock indexes, will be subject to the manager's ability to predict correctly movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Positions in stock index options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option at any specific time. Thus, it may not be possible to close an option position. The inability to close options positions could have an adverse impact on the fund's performance.

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FOREIGN SECURITIES The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

The political, economic, and social structures of some countries in which the fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about foreign companies or governments compared to the reports and ratings published about U.S. companies and available information about public entities in the U.S. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. A fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs (the costs associates with buying and selling securities) on foreign securities markets, including those for custodial services are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Investments in securities of issuers in foreign nations may also be affected by cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation, withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments. Expropriation of assets refers to the possibility that a country's laws will prohibit the return to the U.S. of any monies which a fund has invested in the country. Confiscatory taxation refers to the possibility that a foreign country will adopt a tax law which has the effect of requiring the fund to pay significant amounts, if not all, of the value of the fund's investment to the foreign country's taxing authority. Diplomatic developments means that all communications and other official governmental relations between the country and the United States could be severed. This may occur as a result of certain actions occurring within a foreign country, such as significant civil rights violations, or because of the actions of the United States during a time of crisis in the particular country. As a result of such diplomatic developments, U.S. investors' money in the particular country, including that of the funds, could be abandoned with no way to recover the money.

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A fund's investments in foreign securities may increase the risks with respect to the liquidity of the fund's portfolio. This could inhibit the fund's ability to meet a large number of shareholder redemption requests in the event of economic or political turmoil in a country in which the fund has a substantial portion of its assets invested or deterioration in relations between the U.S. and the foreign country.

Through the funds' flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the funds' investments. The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The board of trustees considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the funds' manager, any losses resulting from the holding of the funds' portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that the board of trustees' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

EMERGING MARKETS. Investments in companies domiciled or operating in emerging countries may be subject to potentially higher risks, making these investments more volatile, than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the risk that the small size of the markets for such securities and the low or nonexistent volume of trading may result in a lack of liquidity and in greater price volatility; (iii) the existence of certain national policies which may restrict each fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some emerging countries may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

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Investments in emerging countries may involve increased risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, each fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain emerging countries. Finally, even though the currencies of some emerging countries, such as certain Eastern European countries may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to a funds' shareholders.

Repatriation, that is, the return to an investor's homeland, of investment income, capital and proceeds of sales by foreign investors may require governmental registration or approval in some developing countries. Delays in or a refusal to grant any required governmental registration or approval for such repatriation could adversely affect the funds. Further, the economies of emerging countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

RUSSIAN SECURITIES involve all of the risks of emerging markets. No fund will invest more than 5% of its assets in Russian securities.

Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include, together with Russia's continuing political and economic instability and the slow-paced development of its market economy, the following:

     (a) delays in settling portfolio transactions and the risk of loss arising out of Russia's unsophisticated system of share registration and custody;
     (b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a court-ordered judgment;
     (c) the pervasiveness of corruption, insider-trading, and crime in the Russian economic system;
     (d) currency exchange rate volatility and the lack of available currency hedging instruments such as the techniques discussed under "Currency techniques and hedging" in this SAI;
     (e) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation);
     (f) controls on foreign investment and local practices disfavoring foreign investors, and limitations on repatriation of invested capital, profits and dividends;

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     (g) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises;
     (h) the risks of investing in securities with substantially less liquidity and in issuers having significantly smaller market capitalizations, when compared to securities and issuers in more developed markets;
     (i) the difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information;
     (j) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale;
     (k) dependency on exports and the corresponding importance of international trade;
     (l) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws;
     (m) possible difficulty in identifying a purchaser of securities held by the funds due to the underdeveloped nature of the securities markets;
     (n) the possibility that legislation could restrict the levels of foreign investment in certain industries, thereby limiting the number of investment opportunities in Russia;
     (o) the risk that legislation would confer to Russian courts the exclusive jurisdiction to resolve disputes between foreign investors and the Russian government, instead of bringing such disputes before an internationally-accepted third-country arbitrator; and
     (p) the difficulty in obtaining information about the financial condition of Russian issuers, in light of the different disclosure and accounting standards applicable to Russian companies.

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There is little long-term historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia is privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for the funds to lose their registration through fraud, negligence or even mere oversight. While each fund will endeavor to ensure that its interest continues to be appropriately recorded by either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the funds of their ownership rights or improperly dilute their interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the funds to enforce any rights they may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent the funds from investing in the securities of certain Russian companies deemed suitable by the manager. Further, this also could cause a delay in the sale of Russian company securities by a fund if a potential purchaser is deemed unsuitable, which may expose the fund to potential loss on the investment.

CURRENCY If a fund holds securities denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the funds owns and its share price. In addition, changes in foreign currency exchange rates will affect a fund's income and distributions to shareholders. Some countries in which the funds may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain currencies may not be internationally traded. To the extent that the manager intends to hedge currency risk in certain funds, the funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) may be incurred, particularly when a fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Some countries may adopt policies that would prevent the funds from transferring cash out of the country or withhold portions of interest and dividends at the source.

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Certain currencies have experienced a steady devaluation relative to the U.S.
dollar. Any devaluations in the currencies in which a fund's portfolio securities are denominated may have a detrimental impact on the fund. Where the exchange rate for a currency declines materially after a fund's income has been accrued and translated into U.S. dollars, a fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the fund will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses.

EURO On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro, which will be implemented in stages, will have replaced the national currencies of member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transaction. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the above countries.

The new European Central Banks has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax policies and public debt levels.

The change to the euro as a single currency is new and untested. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities the fund may hold, or the impact, if any, on fund performance. In the first six months of the euro's existence, the exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.

While the implementation of the euro could have a negative effect on the fund, the fund's manager and its affiliated service providers are taking steps they believe are reasonably designed to address the euro issue.

REAL ESTATE Although none of the funds invest directly in real estate, through an investment in a company in the real estate industry, a fund could ultimately own real estate directly as a result of a default on debt securities it may own. Receipt of rental income or income from the disposition of real property by a fund may adversely affect its ability to retain its tax status as a regulated investment company.

REPURCHASE AGREEMENTS The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for a loan by a fund not within the control of a fund, and therefore the realization by the fund on the collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a fund, these risks can be controlled through careful monitoring procedures.

REVERSE REPURCHASE AGREEMENTS are considered borrowings by the funds and as such are subject to the investment limitations discussed under "Fundamental Investment Restrictions." These transactions may increase the volatility of a fund's income or net asset value. The fund carries the risk that any securities purchased with the proceeds of the transaction will depreciate or not generate enough income to cover the fund's obligations under the reverse repurchase transaction. These transactions also increase the interest and operating expenses of a fund.

SHORT SALES Short sales carry risks of loss if the price of the security sold short increases after the sale. In this situation, when a fund replaces a borrowed security by buying the security in the securities markets, the fund may pay more for the security than it has received from the purchaser in the short sale. A fund may, however profit from a change in the value of the security sold short, if the price decreases.

SMALLER COMPANIES Historically, smaller company stocks have been more volatile in price than larger company stocks. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of smaller companies to changing economic conditions. Besides exhibiting greater volatility, smaller company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the net asset value of a fund that invests a substantial portion of its net assets in smaller company stocks may be more volatile than the shares of a fund that invests solely in larger company stocks.

TRADE CLAIMS An investment in trade claims is speculative and carries a high degree of risk. There can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Trade claims are not regulated by federal securities laws or the SEC. Currently, trade claims are regulated primarily by bankruptcy laws. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than most other creditors in a bankruptcy proceeding.

WHEN ISSUED OR DELAYED DELIVERY TRANSACTIONS The securities underlying these transactions are subject to market fluctuation prior to the delivery and generally do not earn interest until their scheduled delivery date. There is the risk that the value or yield of the security at the time of delivery may be more or less than the price for the security or the yield available when the transaction was entered into.

NON-FUNDAMENTAL POLICIES AFFECTING MULTIPLE FUNDS

It is the present policy of each fund, except the Mutual Discovery Fund and Mutual Shares Fund, (which may be changed without the approval of a majority of its outstanding shares) not to pledge, mortgage or hypothecate its assets as security for loans (except to the extent of allowable temporary loans), nor to engage in joint or joint and several trading accounts in securities, except that the funds (including the Mutual Discovery Fund and Mutual Shares Fund) may participate with other investment companies in the Franklin Templeton Group of Funds(R) in a joint account to engage in certain large repurchase transactions and may combine orders to purchase or sell securities with orders from other persons to obtain lower brokerage commissions. It is not any fund's policy to invest in interests (other than publicly traded equity securities) in oil, gas or other mineral exploration or development programs.

FUNDAMENTAL INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Each fund (except the Aggressive Growth, Asset Strategy, Developing Markets, International Securities, Rising Dividends, Small Cap, S&P 500 Index, Strategic Income and Technology Funds) has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

Each fund may not:

1. with respect to 75% of its total assets, except for the Global Income, Global Health Care and Value Funds, purchase the securities of any one issuer (other than cash, cash items and obligations of the U.S. Government) if immediately thereafter, and as a result of the purchase, the fund would (a) have more than 5% of the value of its total assets invested in the securities of such issuer or
(b) hold more than 10% of any or all classes of the securities of any one issuer;

2. borrow money in an amount in excess of 5% of the value of its total assets, except from banks for temporary or emergency purposes, and not for direct investment in securities (except the Global Health Care, International Smaller Companies, Mutual Discovery, Mutual Shares, and Value Funds). The Global Health Care, International Smaller Companies, Mutual Discovery, Mutual Shares, and Value Funds may borrow money from banks in an amount not exceeding 33 1/3% of the value of the fund's total assets including the amount borrowed. Each of these funds may also pledge, mortgage or hypothecate its assets to secure borrowings to an extent not greater than 15% of the fund's total assets. Arrangements with respect to margin for futures contracts, forward contracts and related options are not deemed to be a pledge of assets.

3. lend its assets, except through the purchase or acquisition of bonds, debentures or other debt securities of any type customarily purchased by institutional investors, or through loans of portfolio securities, or to the extent the entry into a repurchase agreement may be deemed a loan;

4. underwrite securities of other issuers, except as noted in number 6 below and except insofar as a fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

5. purchase illiquid securities, including illiquid securities which, at the time of acquisition, could be disposed of publicly by the funds only after registration under the Securities Act of 1933, if as a result more than 10% of their net assets would be invested in such illiquid securities (not applicable to the Global Health Care, International Smaller Companies, Mutual Discovery, Mutual Shares or Value Funds each of which has a 15% limitation on investments in illiquid securities);

6. invest in securities for the purpose of exercising management or control of the issuer (not applicable to the Mutual Discovery, Mutual Shares or Value Funds);

7. invest more than 25% of its assets (measured at the time of the most recent investment) in any single industry (not applicable to the Global Health Care, Global Communications, Natural Resources or Real Estate Funds) each of which has a 15% limitation on investments in alleged securities;

8. invest in companies which have a record of less than three years of continuous operation, including the operations of any predecessor companies, except that the Real Estate, Large Cap, Growth and Income, Global Income, Pacific Growth and Growth Securities Funds may invest up to 5% of their respective assets in such companies, the Natural Resources Fund may invest up to 10% of its assets in such companies, and such limitation shall not apply to the Global Health Care, International Smaller Companies, Mutual Discovery, Mutual Shares or Value Funds;

9. maintain a margin account with a securities dealer or effect short sales, with the exceptions that (i) the Growth and Income and Income Securities Funds may effect short sales if the fund owns securities equivalent in kind and amount to those sold, (ii) Mutual Discovery, Mutual Shares, Global Health Care and Value Funds may engage in short sales to the extent described in the prospectus and SAI, and (iii) the Natural Resources, Global Health Care, Global Income, Growth Securities, International Smaller Companies, Pacific Growth , Mutual Discovery, Mutual Shares and Value Funds may make initial deposits and pay variation margin in connection with futures contracts;

10. invest in commodities or commodity pools, except that (i) certain funds may purchase and sell Forward Contracts in amounts necessary to effect transactions in foreign securities, (ii) the Global Health Care, Global Income, International Smaller Companies, Pacific Growth, Growth Securities, Mutual Discovery, Mutual Shares and Value Funds may enter into Futures Contracts and may invest in foreign currency and (iii) the Natural Resources Fund may invest in commodities and commodity futures contracts with respect to commodities related to the natural resources sector as defined in the prospectus. Securities or other instruments backed by commodities are not considered commodities or commodity contracts for the purpose of this restriction;

11. invest directly in real estate, although certain funds may invest in real estate investment trusts or other publicly traded securities engaged in the real estate industry. First mortgage loans or other direct obligations secured by real estate are not considered real estate for purposes of this restriction;

12. invest in the securities of other open-end investment companies (except that securities of another open-end investment company may be acquired pursuant to a plan of reorganization, merger, consolidation or acquisition). This restriction is not applicable to the Large Cap, Global Health Care, International Smaller Companies, Mutual Discovery, Mutual Shares, Pacific Growth or Value Funds;

13. invest in assessable securities or securities involving unlimited liability on the part of the fund;

14. invest an aggregate of more than 10% of its assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable (including over-the-counter options and assets used to cover such options), and repurchase agreements with more than seven days to maturity (this restriction does not apply to the Global Health Care, Value, Mutual Discovery, Mutual Shares, or Value Funds);

15. purchase or retain any security if any officer, director or security holder of the issuer is at the same time an officer, trustee or employee of the Trust or of the fund's Manager and such person owns beneficially more than one-half of 1% of the securities and all such persons owning more than one-half of 1% own more than 5% of the outstanding securities of the issuer;

16. invest its assets in a manner which does not comply with the investment diversification requirements of Section 817(h) of the Code;

17. invest more than 10% of its assets in illiquid securities (including illiquid equity securities, repurchase agreements of more than seven days duration, over-the-counter options and assets used to cover such options, and other securities which are not readily marketable), as more fully described in the prospectus and SAI. This policy shall not apply to the Global Health Care, International Smaller Companies, Mutual Discovery, Mutual Shares or Value Funds;

18. The Growth Securities Fund may not invest more than 5% of its assets in warrants, whether or not listed on the New York or American Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the funds in units or attached to securities are not included in this restriction; or

19. The Growth Securities Fund will not invest more than 15% of its assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% in illiquid investments.

The Aggressive Growth, Asset Strategy, Developing Markets, International Securities, Rising Dividends, Small Cap, S&P 500 Index, Strategic Income and Technology Funds have each adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

Each fund may not:

1. Borrow money, except that the fund may borrow money from banks or affiliated investment companies to the extent permitted (a) by the 1940 Act, or (b) any exemptions therefrom which may be granted by the SEC, or (c) for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the fund's total assets (including the amount borrowed).

2. Act as an underwriter except to the extent the fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.

4. Purchase or sell real estate and commodities, except that the fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

5. Issue securities senior to the fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

6. Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) (not applicable to the Technology Fund).

7. Purchase the securities of any one issuer (other than the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the fund, except that up to 25% of the value of the fund's total assets may be invested without regard to such 5% and 10% limitations (not applicable to the Strategic Income and Technology Funds).

If a bankruptcy or other extraordinary event occurs concerning a particular security the fund owns, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

Generally, the policies and restrictions discussed in this SAI and in the prospectuses apply when a fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of a fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------

The Trust has a board of trustees. The board is responsible for the overall management of the Trust, including general supervision and review of each fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The board also monitors each fund to ensure no material conflicts exist among share classes, among different insurance companies or between owners of variable annuity and variable life insurance contracts. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, and principal occupations during the past five years are shown below.

Frank H. Abbott, III (79)
1045 Sansome Street, San Francisco, CA 94111
TRUSTEE

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 28 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).

Harris J. Ashton (67)
191 Clapboard Ridge Road, Greenwich, CT 06830
TRUSTEE

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 48 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Robert F. Carlson (72)
2120 Lambeth Way, Carmichael, CA 95608
TRUSTEE

Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); director or trustee, as the case may be, of nine of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals, member, Corporate Board, Blue Shield of California, and Chief Counsel, California Department of Transportation.

S. Joseph Fortunato (67)
Park Avenue at Morris County, P.O. Box 1945
Morristown, NJ 07962-1945
TRUSTEE

Member of the law firm of Pitney, Hardin, Kipp & Szuch; and director or trustee, as the case may be, of 50 of the investment companies in the Franklin Templeton Group of Funds.

Robert S. James (61)
1750 Hennepin Avenue South, Minneapolis, MN 55403-2195
Trustee

President, Individual Insurance Division, Allianz Life Insurance Company of North America; and Director, Preferred Life Insurance Company of New York and LifeUSA of Minneapolis.

*Charles B. Johnson (67)
777 Mariners Island Blvd., San Mateo, CA 94404
CHAIRMAN OF THE BOARD AND TRUSTEE

Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in the Franklin Templeton Group of Funds.

*Charles E. Johnson (43)
777 Mariners Island Blvd., San Mateo, CA 94404
PRESIDENT AND TRUSTEE

President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; Director, Templeton Investment Counsel, Inc.; President, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 33 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (59)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND TRUSTEE

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc., Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in the Franklin Templeton Group of Funds.

Frank W.T. LaHaye (71)
20833 Stevens Creek Blvd., Suite 102, Cupertino, CA 95014
TRUSTEE

Chairman, Peregrine Venture Management Company (venture capital); Director, The California Center for Land Recycling (redevelopment); director or trustee, as the case may be, of 28 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, General Partner, Miller & LaHaye and Peregrine Associates, the general partners of Peregrine Venture funds.

Gordon S. Macklin (71)
8212 Burning Tree Road, Bethesda, MD 20817
TRUSTEE

Director, Martek Biosciences Corporation, MCI WorldCom, Inc. (information services), MedImmune, Inc. (biotechnology), Overstock.com (internet services), White Mountains Insurance Group, Ltd. (holding company) and Spacehab, Inc. (aerospace services); director or trustee, as the case may be, of 48 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992), and President, National Association of Securities Dealers, Inc. (until 1987).

Harmon E. Burns (55)
777 Mariners Island Blvd., San Mateo, CA 94404
Vice President

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan (39)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

President, Member - Office of the President, Franklin Resources, Inc.; Senior Vice President, Chief Financial Officer and Director, Franklin/Templeton Investor Services, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, LLC and Franklin Investment Advisory Services, Inc.; Director, Franklin Templeton Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 52 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (51)
1840 Gateway Drive, San Mateo, CA 94404
Secretary

Partner, Stradley, Ronon, Stevens & Young, LLP; officer of 34 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Senior Vice President and General Counsel, Franklin Resources, Inc., Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc., Executive Vice President, Franklin Advisers, Inc., Vice President, Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC, and Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc. (until January 2000).

David Goss (52)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

President, Chief Executive Officer and Director, Franklin Select Realty Trust, Property Resources, Inc., Property Resources Equity Trust and Franklin Real Estate Management, Inc.; President and Chief Executive Officer, Franklin Properties, Inc.; officer of 53 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Director, Franklin Real Estate Income Fund and Franklin Advantage Real Estate Income Fund (until 1996).

Barbara J. Green (52)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc. and Templeton Global Investors, Inc.; officer of 53 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until 1986), and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).

Edward V. McVey (62)
777 Mariners Island Blvd., San Mateo, CA 94404
Vice President

Senior Vice President and National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 29 of the investment companies in the Franklin Templeton Group of Funds.

Kimberley Monasterio (36)
777 Mariners Island Blvd., San Mateo, CA 94404
Treasurer and Principal Accounting Officer

Vice President, Franklin Templeton Services, Inc.; and officer of 33 of the investment companies in the Franklin Templeton Group of Funds.

Murray L. Simpson (62)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Executive Vice President and General Counsel, Franklin Resources, Inc.; officer of 53 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until January 2000) and Director, Templeton Asset Management Ltd. (until 1999).

*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The Trust pays noninterested board members $675 per month plus $550 per meeting attended. Board members who serve on the audit committee of the Trust and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The fees payable to certain noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to noninterested board members by the Trust and by the Franklin Templeton Group of Funds.

                                                            TOTAL FEES RECEIVED FROM THE     NUMBER OF BOARDS IN THE
                                       TOTAL FEES RECEIVED   FRANKLIN TEMPLETON GROUP OF   FRANKLIN TEMPLETON GROUP OF
                                            FROM THE                 FUNDS2 ($)            FUNDS ON WHICH EACH SERVES3
                NAME                        TRUST1 ($)
-------------------------------------- -------------------- ------------------------------ -----------------------------
       Frank H. Abbott                       10,297                 156,060                             28
       Harris Ashton                         11,266                 363,165                             48
       Robert F. Carlson                     14,150                  89,690                              9
       S. Joseph Fortunato                   10,495                 363,238                             50
       Robert S. James                           --                      --
       Frank W.T. LaHaye                     10,297                 156,060                             28
       Gordon Macklin                        11,266                 363,165                             48

1. For the fiscal year ended December 31, 1999.
2. For the calendar year ended December 31, 1999.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 53 registered investment companies, with approximately 155 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

MANAGERS AND SERVICES PROVIDED
The managers are:

INVESTMENT ADVISER                         FUND
--------------------------------------------------------------------------------
FRANKLIN ADVISERS, INC. (FAI)              Aggressive Growth Fund
                                           Global Communications Fund
                                           Global Health Care Fund
                                           Growth and Income Fund
                                           High Income Fund
                                           Income Securities Fund
                                           Large Cap Growth Fund
                                           Money Fund
                                           Natural Resources Fund
                                           Real Estate Fund
                                           Small Cap Fund
                                           S&P 500 Index Fund
                                           Strategic Income Fund
                                           Technology Fund
                                           Government Fund
                                           Zero Coupon Fund - 2000
                                           Zero Coupon Fund - 2005
                                           Zero Coupon Fund - 2010
                                           Global Income Fund
                                           Pacific Growth Fund

FRANKLIN ADVISORY SERVICES, LLC (FAS)      Rising Dividends Fund
                                           Value Fund

Franklin Mutual Advisers, LLC              Mutual Discovery Fund
                                           Mutual Shares Fund

Templeton Investment Counsel, Inc. (TICI)  Asset Strategy Fund
                                           International Securities Fund
                                           International Smaller Companies Fund

Templeton Global Advisors                  Growth Securities Fund
Limited (TGAL)
TGAL renders its services to the
fund from outside the U.S.

Templeton Asset Management Limited         Developing Markets Securities Fund
(TAML) in Hong Kong

The managers are directly or indirectly wholly owned by Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The managers provide investment research and portfolio management services, and select the securities for the funds to buy, hold or sell. The managers also select the brokers who execute the Funds' portfolio transactions. The managers provide periodic reports to the board, which reviews and supervises the managers' investment activities. To protect the funds, the managers and their officers, directors and employees are covered by fidelity insurance. Templeton Asset Management Ltd. and Templeton Global Advisors Limited render their services to the funds from outside the U.S.

The Templeton organization has been investing globally since 1940. The managers and their affiliates have offices in Argentina, Australia, Bahamas, Brazil, Canada, Peoples' Republic of China, Cyprus, France, Germany, Hong Kong, India, Italy, Japan, Korea, Luxembourg, Mauritius, the Netherlands, Poland, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, United Kingdom and the U.S.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the fund. Similarly, with respect to the fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the fund or other funds it manages.

The fund, its manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the fund or that are currently held by the fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the fund, its manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the U.S. Securities and Exchange Commission
(SEC).

Templeton Investment Counsel, Inc. is the sub-adviser to Strategic Income Fund, Asset Strategy Fund and Templeton Global Income Securities. State Street Global Advisors, a division of State Street Bank and Trust Company is the sub-adviser to the S&P 500 Index Fund. The sub-advisers have agreements with the managers and provide the managers with investment management advice and assistance. The sub-advisers' activities are subject to the board's review and control, as well as the managers' instructions and supervision.

MANAGEMENT FEES Each Fund pays the manager a fee equal to an annual rate as follows:


FUND                                           MANAGEMENT FEE RATES
----------------------------------------------------------------------------------------------------------------------
Global Communications Fund                     0.625% of the value of net assets up to an including $100 million;
Growth and Income Fund                         0.50% of the value of net assets over $100 million up to and
High Income Fund                               including $250 million;
Income Securities Fund                         0.45% of the value of net assets over $250 million up to and
Money Fund                                     including $10 billion;
Natural Resources Fund                         0.44% of the value of net assets over $10 billion up to and including
Real Estate Fund                               $12.5 billion; plus
Government Fund                                0.42% of the value of net assets over $12.5 billion up to and
Zero Coupon Fund - 2000                        including $15 billion; plus
Zero Coupon Fund - 2005                        0.40% of the value of net assets over $15 billion.
Zero Coupon Fund - 2010
Global Income Fund

LARGE CAP FUND                                 0.75% of the value of net assets up to $500 million;
RISING DIVIDENDS FUND                          0.625% of the value of net assets over $500 million up to and including $1 billion; and
                                               0.50% of the value of net assets in excess of $1 billion.

Growth Securities Fund                         1.00% of the value of net assets up to $100 million;
Pacific Growth Fund                            0.90% of the value of net assets over $100 million up to and including $250 million;
                                               0.80% of the value of net assets
                                               over $250 million up to and
                                               including $500 million; and 0.75%
                                               of the value of net assets over
                                               $500 million.

International                                  Securities Fund 0.75% of the
                                               value of net assets up to and
                                               including $200 million; 0.675% of
                                               the value of net assets over $200
                                               million up to and including $1.3
                                               billion; 0.60% of the value of
                                               net assets over $1.3 billion.

Developing Markets Fund                        1.25% of the value of net assets.

ASSET                                          STRATEGY FUND 0.65% of the value
                                               of net assets up to and including
                                               $200 million; 0.585% of the value
                                               of net assets over $200 million
                                               up to and including $1.3 billion;
                                               0.52% of the value of net assets
                                               over $1.3 billion.

INTERNATIONAL                                  SMALLER COMPANIES FUND 0.85% of
                                               the value of net assets up to and
                                               including $200 million; 0.765% of
                                               the value of the Fund's net
                                               assets over $200 million up to
                                               and including $1.3 billion; 0.68%
                                               of the value of the Fund's net
                                               assets over $1.3 billion.

GLOBAL HEALTH CARE FUND                        0.60% of the value of net assets up to an including $200 million;
VALUE FUND
                                               0.50% of the value of net assets
                                               up to and including $1.3 billion;
                                               and 0.40% of value of net assets
                                               over $1.3 billion.

MUTUAL DISCOVERY FUND                          0.80% of the value of net assets.

MUTUAL SHARES FUND                             0.60% of the value of net assets.

AGGRESSIVE GROWTH FUND                         0.500% of the value of net assets up to $500 million;
                                               0.400% of the value of net assets over $500 million up to and including $1 billion;
                                               0.350% of the value of net assets over $1 billion up to and including
                                               $1.5 billion;

                                               0.300% of the value of net assets over $1.5 billion up to and including $6.5 billion;
                                               0.275% of the value of net assets over $6.5 billion up to and including $11.5 billion;
                                               0.250% of the value of net assets over $11.5 billion up to and including $16.5 billion;
                                               0.240% of the value of net assets over $16.5 billion up to and including $19 billion;
                                               0.230% of the value of net assets over $19 billion up to and including $21.5 billion; and
                                               0.220% of the value of net assets over $21.5 billion.

SMALL CAP FUND                                 0.550% of the value of net assets up to $500 million;
TECHNOLOGY FUND                                0.450% of the value of net assets over $500 million up to and including $1 billion;
                                               0.400% of the value of net assets
                                               over $1 billion up to and
                                               including $1.5 billion; 0.350% of
                                               the value of net assets over $1.5
                                               billion up to and including $6.5
                                               billion; 0.325% of the value of
                                               net assets over $6.5 billion up
                                               to and including $11.5 billion;
                                               0.300% of the value of net assets
                                               over $11.5 billion up to and
                                               including $16.5 billion; 0.290%
                                               of the value of net assets over
                                               $16.5 billion up to and including
                                               $19 billion; 0.280% of the value
                                               of net assets over $19 billion up
                                               to and including $21.5 billion;
                                               and 0.270% of the value of net
                                               assets over $21.5 billion.

S&P 500 INDEX FUND                             0.15% of the value of net assets.

STRATEGIC INCOME FUND                          0.425% of the value of net assets up to $500 million;
                                               0.325% of the value of net assets over $500 million up to and including $1 billion;
                                               0.280% of the value of net assets over $1 billion up to and including
                                               $1.5 billion;
                                               0.235% of the value of net assets over $1.5 billion up to and including $6.5 billion;
                                               0.215% of the value of net assets over $6.5 billion up to and including $11.5 billion;
                                               0.200% of the value of net assets over $11.5 billion up to and including $16.5 billion;
                                               0.190% of the value of net assets over $16.5 billion up to and including $19 billion;
                                               0.180% of the value of net assets over $19 billion up to and including $21.5 billion; and
                                               0.170% of the value of net assets over $21.5 billion.

The fees are computed daily according to the terms of the management agreements. Each class of a Fund's shares pays its proportionate share of the fee.

For the last three fiscal years ended December 31, the Funds paid the following management fees:

                                                               MANAGEMENT FEES PAID ($)
                                                 ------------------------------------------------------
                                                       1999                 1998             1997
-------------------------------------------------------------------------------------------------------
Global Communications Fund                             4,247,909            4,965,295        5,139,011
Global Health Care Fund                                   59,620              18,1195               --
Growth and Income Fund                                 5,454,205            6,301,582        5,667,415
High Income Fund                                       1,992,885            2,439,509        2,305,480
Income Securities Fund                                 4,605,869            6,133,729        6,348,820
Large Cap Fund                                         2,501,063            1,140,016          558,503
Money Fund1                                            1,971,026            1,671,303        1,740,190
Natural Resources Fund                                   293,810              388,527          584,675
Real Estate Fund                                       1,197,913            1,911,113        1,988,023
Rising Dividends Fund                                  4,308,795            5,508,829        4,942,390
Small Cap Fund                                         2,375,111            2,365,309        1,878,273
Strategic Income Fund2,4                                       0                   --               --
S&P 500 Index Fund3,4                                          0                   --               --
Government Fund                                        3,000,062            3,530,641        3,775,626
Value Fund                                                62,295              17,9684               --
Zero Coupon Fund - 20001                                 506,237              377,990          442,683
Zero Coupon Fund - 20051                                 470,096              292,474          290,964
Zero Coupon Fund - 20101                                 502,424              326,495          293,620
Mutual Discovery Fund                                  1,617,147            1,904,631          930,954
Mutual Shares Fund                                     2,833,172            2,841,641        1,265,341
Asset Strategy Fund4                                   4,072,911            4,500,289        3,834,087
Developing Markets Fund4                               3,292,465            2,255,183        1,859,449
Global Income Fund                                       714,454              959,858        1,133,609
Growth Securities Fund                                 5,923,920            6,409,332        5,894,743
International Securities Fund4                         7,168,839            7,098,752        5,356,048
International Smaller Companies Fund                     201,942              259,908          239,272
Pacific Growth Fund                                      995,038            1,142,027        2,608,312


1. Under an agreement by the manager to waive or limit its management fees, the funds' management fees before any advance waiver were ($):

                                                           1999                1998              1997
----------------------------------------------------------------------------------------------------------
Money Fund                                                1,971,026           1,986,485         2,072,982
Strategic Income Fund                                         6,732 2               n/a               n/a
S&P 500 Index Fund                                            1,735 3               n/a               n/a
Zero Coupon Fund - 2000                                     506,237             639,490           724,202
Zero Coupon Fund - 2005                                     470,096             498,204           485,690
Zero Coupon Fund - 2010                                     502,424             552,900           491,457


2. For the period July 1, 1999 (commencement of operations) to December 31,
1999.
3. For the period November 1, 1999 (commencement of operations) to December 31, 1999.

4. Included in the financials in the TVP Annual Report to Shareholders for the fiscal year ended December 31, 1999.
5. For the period from May 1, 1998 (commencement of operations) to December 31, 1998.

For services provided to the funds, the managers pay the sub-advisers the following fees:

    SUB-ADVISOR               FUND                          ANNUAL FEE RATES
    -----------------------------------------------------------------------------------------------------------
    State Street Global       S&P 500 INDEX FUND            0.05% of the value of the fund's net assets up to
    Advisors                                                and including $50,000,000; and
                                                            0.04% of the value of the fund's net assets over
                                                            $50,000,000 up to and including $100,000,000; and
                                                            0.02% of the value of the fund's net assets over
                                                            $100,000,0000.

    Templeton Investment      Strategic Income Fund         25% OF THE FEES RECEIVED BY THE MANAGER.
    Counsel, Inc

    Templeton Investment      GLOBAL INCOME FUND            0.35% of the value of the net assets up to and
    Counsel, Inc              PACIFIC GROWTH FUND           including $100 million;
                                                            0.25% of the value of net assets over $100
                                                            million up to and including $250 million; and
                                                            0.20% of the value of net assets over $250
                                                            million.

The managers pay sub-advisory fees from the management fees they receive from the funds. For the last three fiscal years, the managers paid the following sub-advisory fees:

                                                                  SUB-ADVISORY FEES PAID ($)
                                                     -------------------------------------------------
                                                           1999            1998              1997
------------------------------------------------------------------------------------------------------
S&P 500 Index Fund(1)                                            576            n/a               n/a
Global Income Fund                                           394,727        517,646           646,108
Pacific Growth Fund                                          348,263        561,199         1,184,097

1. For the period November 1, 1999 (commencement of operations) to December 31, 1999.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, Inc. (FT Services) provides certain administrative services and facilities for each fund. FT Services has direct agreements with the following funds:

         Global Health Care Fund
         Small Cap Fund
         S&P 500 Index Fund
         Strategic Income Fund
         Technology Fund

         Mutual Discovery Fund
         Mutual Shares Fund
         Value Fund
         Asset Strategy Fund
         Developing Markets
         Fund International Securities Fund
         International Smaller Companies Fund

FT Services has subcontracts with the managers of all other funds. The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services may make certain payments to insurance companies for administrative services. FT Services subcontracts with Templeton Funds Annuity Company (TFAC) to provide certain of these services. FT Services and TFAC are direct or indirect wholly owned subsidiaries of Resources and are affiliates of the Trust's managers and principal underwriter.

ADMINISTRATION FEES The funds, in the case of the funds with direct agreement with TF Services (except for Small Cap Fund, Strategic Income Fund, S&P 500 Index Fund and Technology Fund) and the managers for all other funds, pay FT Services a monthly fee for each fund, equal to an annual rate of:

/bullet/ 0.15% of the fund's average daily net assets up to $200 million; /bullet/ 0.135% of average daily net assets over $200 million up to $700 million;
/bullet/ 0.10% of average daily net assets over $700 million up to $1.2 billion;
         and
/bullet/ 0.075% of average daily net assets over $1.2 billion.

SMALL CAP FUND AND TECHNOLOGY FUND each pays FT Services a monthly fee equal to an annual rate of 0.25% of the average daily net assets of the fund during the preceding month.

STRATEGIC INCOME FUND pays FT Services a monthly fee equal to an annual rate of 0.20% of the average daily net assets of the fund during the preceding month.

S&P 500 INDEX FUND pays FT Services a monthly fee equal to an annual rate of 0.10% of the fund's average daily net assets.

During the last three fiscal years ended December 31, the funds or the managers, as applicable, paid FT services the following administration fees:

                                                                       ADMINISTRATION FEES PAID ($)
                                                     ----------------------------------------------------------
                                                           1999               1998                   1997
---------------------------------------------------------------------------------------------------------------
Global Communications Fund                                1,163,467           1,323,099              1,361,793
Global Health Care Fund                                      15,012              4,4711                     --
Growth and Income Fund                                    1,427,064           1,583,739              1,468,417
High Income Fund                                            553,410             687,089                646,500
Income Securities Fund                                    1,243,737           1,555,839              1,591,448
Large Cap Fund                                              479,784             227,544                111,486
Money Fund                                                  546,502             550,742                577,131
Natural Resources Fund                                       70,473              93,364                140,730
Real Estate Fund                                            318,900             528,864                551,077
Rising Dividends Fund                                       826,684           1,054,751                952,330
Small Cap Fund                                              457,520             455,754                367,289
S&P 500 Index Fund                                         1,1404,5                  --                     --
Strategic Income Fund                                      3,5254,5                  --                     --
Government Fund                                             855,487           1,004,140              1,058,686
Value Fund                                                   15,666              4,433(1)                   --
Zero Coupon Fund - 2000                                     121,576             152,304                179,811
Zero Coupon Fund - 2005                                     112,884             119,555                116,587
Zero Coupon Fund - 2010                                     120,676             132,677                117,989
Mutual Discovery Fund                                       302,448             351,377                174,554
Mutual Shares Fund                                          667,459             669,378                314,146
Asset Strategy Fund2,4                                      650,654            715,727(3)              667,977
Templeton Developing Markets Fund2,4                        254,273            172,848(3)              146,221
Global Income Fund                                          177,066             250,588                301,966
Growth Securities Fund                                      982,673           1,048,256                912,622
International Securities Fund2,4                          1,004,768            986,271(3)              838,726
International Smaller Companies Fund                         35,637              45,867                 42,916
Templeton Pacific Growth Fund                               149,144             174,507                410,919

1. For the period from May 1, 1998 to December 31, 1998.
2. The fund's administrative fees are based on the total net assets of TVP, with each fund paying its proportionate share based on each fund's average net assets.
3. Before November 1, 1998, Templeton Funds Annuity Company acted as fund administrator of the Trust. TFAC was responsible for providing substantially the same services as FT Services now performs under a contract with an identical fee schedule.
4. Included in the financials in the TVP Annual Report to Shareholders.
5. Under an agreement by the administrator to waive its fees, the funds paid no administration fees.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777.

CUSTODIANS Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the funds' securities and other assets. In addition, The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the assets of Asset Strategy Fund, Developing Markets Fund, Global Income Fund, Growth Securities Fund, International Securities Fund and Pacific Growth Fund. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105 is the Trust's independent auditor. The auditor gives an opinion on the financial statements included in the Trust's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

RESEARCH SERVICES The managers may receive services from various affiliates. The services may include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities eligible for purchase by the funds. Such supplemental research, when utilized, is subject to analysis by the managers before being incorporated into the investment advisory process.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

The managers select brokers and dealers to execute the funds' portfolio transactions in accordance with criteria set forth in the management agreements and any directions that the board may give.

When placing a portfolio transaction, the managers seek to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The managers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the managers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The managers may pay certain brokers commissions that are higher than those another broker may charge, if the managers determine in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services they receive. This may be viewed in terms of either the particular transaction or the managers' overall responsibilities to client accounts over which they exercise investment discretion. The services that brokers may provide to the managers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the managers in carrying out their investment advisory responsibilities. These services may not always directly benefit the funds. They must, however, be of value to the managers in carrying out their overall responsibilities to their clients.

To the extent a fund invests in bonds or participates in other principal transactions at net prices, the fund incurs little or no brokerage costs. The fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker.

Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The funds seek to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the managers receive from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the managers to supplement their own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the managers and their affiliates may use this research and data in their investment advisory capacities with other clients. If the Trust's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, also may be considered a factor in the selection of broker-dealers to execute the funds' portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when a fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of a fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.

During the last three fiscal years ended December 31, the funds paid the following brokerage commissions:

                                                                      BROKER COMMISSIONS ($)
                                                     --------------------------------------------------------
                                                            1999               1998               1997
---------------------------------------------------- --------------- ---------------------- -----------------
Global Communications Fund                                2,240,233              1,260,209           987,011
Global Health Care Fund                                      34,233                  7,679                --
Growth and Income Fund                                    1,462,576                978,165         1,277,652
High Income Fund                                              1,469                      0                 0
Income Securities Fund                                            0                135,052           130,787
Large Cap Fund                                              285,773                 97,932            57,736
Money Fund                                                        0                      0                 0
Natural Resources Fund                                      118,031                221,927           347,537
Real Estate Fund                                            321,201                360,482           213,815
Rising Dividends Fund                                       468,845                687,070           615,127
Small Cap Fund                                              170,758                205,822           242,801
S&P 500 Index Fund                                           4,396(1)                    -                 -
Strategic Income Fund                                          353(1)                    -                 -
Government Fund                                                   0                      0                 0
Value Fund                                                   29,749                 23,936                 -
Zero Coupon Fund - 2000                                           0                      0                 0
Zero Coupon Fund - 2005                                           0                      0                 0
Zero Coupon Fund - 2010                                           0                      0                 0
Mutual Discovery Fund                                       826,555                752,153           247,576
Mutual Shares Fund                                        1,073,693                856,291           310,461
Asset Strategy Fund(1)                                    1,099,879                755,187           736,781
Developing Markets Fund(1)                                1,207,123                623,160           960,703
Global Income Fund                                                0                      0                 0
Growth Securities Fund                                    1,563,908                965,410           860,436
International Securities Fund(1)                          1,430,276              1,302,179         1,041,978
International Smaller Companies Fund                         27,797                 26,352           109,554
Templeton Pacific Growth Fund                               208,931                267,116           487,776


1. Included in the financials in the TVP Annual Report to Shareholders.

Because the funds may, from time to time, invest in broker-dealers, it is possible that a fund will own more than 5% of the voting securities of one or more broker-dealers through whom a fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the fund. To the extent a fund places brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the fund, the fund will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the fund to adhere to procedures adopted by the board relating to ensuring that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

The following table identifies each fund which held securities of its regular brokers or dealers during 1999, the names of each such broker or dealer, and the value, if any, of such securities as of December 31, 1999.

                                                                                DECEMBER 31, 1999
FUND NAME                          REGULAR BROKER OR DEALER                         VALUE ($)
---------------------------------- ------------------------------------------ ----------------------
Money Fund                         Bank of America NT & SA                               10,000,000
                                   Merrill Lynch & Co.                                   14,853,918
                                   Morgan Stanley Dean Witter & Co.                      14,914,056
                                   Salomon Smith Barney                                  14,823,979

Growth & Income                    J.P. Morgan & Co., Inc.                               10,395,913

Mutual Discovery Fund              Morgan Stanley Dean Witter & Co.                         185,575

Mutual Shares Fund                 Bear Stearns Co. Inc.                                  7,342,441


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The funds calculate dividends and capital gains the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) fees of each class. Distributions are subject to approval by the board. The funds do not pay "interest" or guarantee any fixed rate of return on investments in their shares.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a fund. Similarly, foreign exchange losses realized by a fund on the sale of debt securities are generally treated as ordinary losses by a fund. These gains when distributed will be treated as ordinary dividends, and any losses will reduce a fund's ordinary income otherwise available for distribution. This treatment could increase or reduce a fund's ordinary income distributions, and may cause some or all of a fund's previously distributed income to be classified as a return of capital.

A fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. The funds have qualified as regulated investment companies for their most recent fiscal year, and intend to continue to qualify during the current fiscal year. As regulated investment companies, the funds generally pay no federal income tax on the income and gains they distribute. To ensure that individuals holding the Contracts whose assets are invested in a fund will not be subject to federal income tax on distributions made by the fund prior to receipt of payments under the Contracts, each fund intends to comply with the additional requirements of Section 817(h) of the Internal Revenue Code relating to diversification of its assets. The board reserves the right not to maintain the qualification of a fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Internal Revenue Code requires a fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

INVESTMENT IN COMPLEX SECURITIES A fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a fund are treated as ordinary income or capital gain, accelerate the recognition of income to a fund and/or defer a fund's ability to recognize losses, and, in limited cases, subject a fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed by a fund.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

The Trust is an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business Trust on April 26, 1988 and is registered with the SEC. Each fund, except Global Health Care Fund, Strategic Income Fund, Technology Fund, Value Fund and Global Income Fund, is a diversified series of the Trust.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the fund's assets if you are held personally liable for obligations of the fund. The Declaration of Trust provides that the fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the fund and satisfy any judgment thereon. All such rights are limited to the assets of the fund. The Declaration of Trust further provides that the fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the fund itself is unable to meet its obligations.

The Trust currently offers two classes of shares for each series, class 1 and class 2, except for S&P 500 Index Fund which currently offers class 1, class 2 and class 3. The full title of each series and class is:

/bullet/ Franklin Aggressive Growth Securities Fund - Class 1
/bullet/ Franklin Aggressive Growth Securities Fund - Class 2
/bullet/ Franklin Global Communications Securities Fund - Class 1(1) (prior to
         11/15/99, Franklin Global Utilities Securities Fund) (prior to 5/1/98, Utility Equity Fund)
/bullet/ Franklin Global Communications Securities Fund - Class 2(1)
/bullet/ Franklin Global Health Care Securities Fund - Class 1(1)
/bullet/ Franklin Global Health Care Securities Fund - Class 2(1)
/bullet/ Franklin Growth and Income Fund - Class 1(1)
     (prior to 5/1/95, Equity Growth Fund)
/bullet/ Franklin Growth and Income Fund - Class 2(1)
/bullet/ Franklin High Income Fund - Class 1(1)
/bullet/ Franklin High Income Fund - Class 2(1)
/bullet/ Franklin Income Securities Fund - Class 1(1)
/bullet/ Franklin Income Securities Fund Class 2(1)
/bullet/ Franklin Large Cap Growth Securities Fund - Class 1(1)
     (prior to 12/15/99, Franklin Capital Growth Fund)
/bullet/ Franklin Large Cap Growth Securities Fund - Class 2(1)
/bullet/ Franklin Money Market Fund - Class 1(1)
/bullet/ Franklin Money Market Fund - Class 2(1)
/bullet/ Franklin Natural Resources Securities Fund - Class 1(1)
     (prior to 5/1/97, Precious Metals Fund)

/bullet/ Franklin Natural Resources Securities Fund - Class 2(1) /bullet/ Franklin Real Estate Fund - Class 1
     (prior to September 1999, Real Estate Securities Fund) /bullet/ Franklin Real Estate Fund - Class 2
     (same as Class 1)
/bullet/ Franklin Rising Dividend Securities Fund - Class 1
     (prior to September 1999, Rising Dividends Fund)
/bullet/ Franklin Rising Dividend Securities Fund - Class 2
     (same as Class 1)
/bullet/ Franklin Small Cap Fund - Class 1(1)
/bullet/ Franklin Small Cap Fund - Class 2(1)
/bullet/ Franklin S&P 500 Index Fund - Class 1(2)
/bullet/ Franklin S&P 500 Index Fund - Class 2(2)
/bullet/ Franklin S&P 500 Index Fund - Class 3(2)
/bullet/ Franklin Strategic Income Securities Fund - Class 1(2) /bullet/ Franklin Strategic Income Securities Fund - Class 2(2) /bullet/ Franklin Technology Securities Fund - Class 1
/bullet/ Franklin Technology Securities Fund - Class 2
/bullet/ Franklin U.S. Government Fund - Class 1(1)
/bullet/ Franklin U.S. Government Fund - Class 2(1)
/bullet/ Franklin Value Securities Fund - Class 1(1)
/bullet/ Franklin Value Securities Fund - Class 2(1)
/bullet/ Franklin Zero Coupon Fund - 2000 - Class 1(1)
/bullet/ Franklin Zero Coupon Fund - 2000 - Class 2(1)
/bullet/ Franklin Zero Coupon Fund - 2005 - Class 1(1)
/bullet/ Franklin Zero Coupon Fund - 2005 - Class 2(1)
/bullet/ Franklin Zero Coupon Fund - 2010 - Class 1(1)
/bullet/ Franklin Zero Coupon Fund - 2010 - Class 2(1)
/bullet/ Mutual Discovery Securities Fund - Class 1
/bullet/ Mutual Discovery Securities Fund - Class 2
/bullet/ Mutual Shares Securities Fund - Class 1
/bullet/ Mutual Shares Securities Fund - Class 2
/bullet/ Templeton Asset Strategy Fund - Class 1
/bullet/ (prior to May 1, 2000, Templeton Asset Allocation Fund) /bullet/ Templeton Asset Strategy Fund - Class 2(2)
/bullet/ (same as Class 1)
/bullet/ Templeton Developing Markets Securities Fund - Class 1(2) /bullet/ (prior to May 1, 2000, Templeton Developing Markets Fund) /bullet/ Templeton Developing Markets Securities Fund - Class 2(2)
     (same as Class 1)
/bullet/ Templeton Growth Securities Fund - Class 1
/bullet/ Templeton Growth Securities Fund - Class 2
/bullet/ Templeton Global Income Securities Fund Class 1
     (prior to 5/1/96, Global Income Fund)
/bullet/ Templeton Global Income Securities Fund Class 2

/bullet/ Templeton International Securities Fund - Class 1(2)
     (prior to May 1, 2000, Templeton International Fund) /bullet/ Templeton International Securities Fund - Class 2(2)
     (same as Class 1)
/bullet/ Templeton International Smaller Companies Fund - Class 1 /bullet/ Templeton International Smaller Companies Fund - Class 2 /bullet/ Templeton Pacific Growth Securities Fund - Class 1 /bullet/ Templeton Pacific Growth Securities Fund - Class 2

1. In September 1999, the names of the Funds were changed to include "Franklin".
2. On February 8, 2000, fund shareholders approved a merger and reorganization that combined the fund, a series of TVP with a similar fund of the Trust, effective May 1, 2000. The fund is the surviving fund of the merger.

Shares of each class represent proportionate interests in a fund's assets and are identical except that the fund's class 2 shares and class 3 shares will bear the expense of the class 2 and class 3 distribution plan. (See "The Underwriter" below, for a description of these plans.) In addition, class 3 of S&P 500 Index Fund will bear its own registration expenses under state and federal securities laws and transfer agency (shareholder account maintenance) expenses. On matters that affect the fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series and/or classes may be offered in the future.

The Trust has non-cumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help shareholders communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion.

PRINCIPAL SHAREHOLDERS Class 1 and class 2 shares of the funds are sold to and owned only by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts. Class 3 shares of the S&P 500 Index Fund are offered as an investment option only to defined contribution plans participating in Franklin Templeton ValuSelect(R) and certain other qualified retirement plans that have executed a special agreement with the fund or its agents.

The insurance companies will exercise voting rights attributable to shares they own in accordance with voting instructions received by owners of the contracts issued by the insurance companies. To this extent, the insurance companies do not exercise control over the Trust by virtue of the voting rights from their ownership of Trust shares. Voting rights attributable to shares of the S&P 500 Index Fund owned by defined contribution plans participating in Franklin Templeton ValuSelect and other qualified retirement plans will be voted as required by applicable law and the governing plan documents.

As of March 31, 2000, the principal shareholders of the funds, beneficial or of record, were:

---------------------------------------- ---------------------------------------------------- ------------------------
NAME AND ADDRESS                         SHARE CLASS                                          PERCENTAGE (%)
---------------------------------------- ---------------------------------------------------- ------------------------
Allianz Life Insurance                   Global Communications Fund - class 1                                   91.70
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                              8.30
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Global Communications Fund - class 2                                  100.00
1750 Hennepin Ave.
Minneapolis, MN 55403

Allianz Life Insurance                   Global Health Care Fund- class 1                                       93.00
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                              7.00
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Global Health Care Fund - class 2                                     100.00
1750 Hennepin Ave. Minneapolis, MN
55403

Allianz Life Insurance                   Growth and Income Fund - class 1                                       91.20
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of
New York                                                                                                         8.80
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Growth and Income Fund  - class 2                                     100.00
1750 Hennepin Ave.
Minneapolis, MN 55403

Allianz Life Insurance                   High Income Fund - class 1                                              90.9
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                              9.10
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   High Income Fund - class 2                                            100.00
1750 Hennepin Ave.
Minneapolis, MN 55403

Allianz Life Insurance                   Income Securities Fund - class 1                                        92.9
1750 Hennepin Ave.
Minneapolis, MN 55403

---------------------------------------- ---------------------------------------------------- ------------------------
NAME AND ADDRESS                         SHARE CLASS                                          PERCENTAGE (%)
---------------------------------------- ---------------------------------------------------- ------------------------
Preferred Life Insurance Company of                                                                               7.1
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Income Securities Fund - class 2                                        99.9
1750 Hennepin Ave.
Minneapolis, MN 55403

Allianz Life Insurance                   Large Cap Fund - class 1                                                93.1
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                               6.9
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Large Cap Fund - class 2                                              100.00
1750 Hennepin Ave.
Minneapolis, MN 55403

Allianz Life Insurance                   Money Fund - class 1                                                    93.3
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                               6.7
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Money Fund - class 2                                                  100.00
1750 Hennepin Ave.
Minneapolis, MN 55403

Allianz Life Insurance                   Natural Resources Fund  - class 1                                       93.3
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                               6.7
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Natural Resources Fund  - class 2                                     100.00
1750 Hennepin Ave.
Minneapolis, MN 55403

Allianz Life Insurance                   Real Estate Fund - class 1                                              93.4
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                               6.6
New York
152 West 57th Street, 18th Floor
New York, NY 10019


---------------------------------------- ---------------------------------------------------- ------------------------
NAME AND ADDRESS                         SHARE CLASS                                          PERCENTAGE (%)
---------------------------------------- ---------------------------------------------------- ------------------------
Allianz Life Insurance                   Real Estate Fund - class 2                                               8.9
1750 Hennepin Ave.
Minneapolis, MN 55403

American Enterprise Life                                                                                         72.2
IDS Tower 10 T11/1646
Minneapolis, MN 55440

Hartford Life                                                                                                    18.9
PO Box 2999
Hartford, CT 06104-2999

Allianz Life Insurance                   Rising Dividends Fund - class 1                                         90.3
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                               9.7
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Rising Dividends Fund - class 2                                       100.00
1750 Hennepin Ave.
Minneapolis, MN 55403

Allianz Life Insurance                   Small Cap Fund  - class 1                                               95.0
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                               5.0
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Small Cap Fund - class 2                                                 4.5
1750 Hennepin Ave.
Minneapolis, MN 55403

Lincoln National Life                                                                                            10.4
1300 South Clinton
Fort Wayne, IN 46802

Hartford Life                                                                                                    85.0
PO Box 2999
Hartford, CT 06104-2999

Hartford Life                            Strategic Income Fund - class 1                                       13.70%
PO Box 2999
Hartford, CT 06104-2999

Hartford Life & Annuity                                                                                        33.90%
Po Box 2999
Hartford, CT 06104-2999

Templeton Funds Annuity Company                                                                                52.50%
100 Fountain Parkway 100/2
St. Petersburg, FL 33716
                         Strategic Income Fund - class 2

---------------------------------------- ---------------------------------------------------- ------------------------
NAME AND ADDRESS                         SHARE CLASS                                          PERCENTAGE (%)
---------------------------------------- ---------------------------------------------------- ------------------------
Allianz Life Insurance                   S&P 500 Index Fund - class 1                                          94.80%
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                             5.00%
New York
152 West 57th Street, 18th Floor
New York, NY 10019

FTTC TTEE for Valuselect                 S&P 500 Index Fund - class 3                                           14.86
Franklin Tempelton 401k
Attn Trading
PO Box 2438
Rancho Cordova CA 95741-2438

FTTC TTEE for Valuselect
Florida Education Association                                                                                    5.93
Attn Trading
PO Box 2438
Rancho Cordova CA 95741-2438

Allianz Life Insurance                   Government Fund - class 1                                               89.6
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                              10.4
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Government Fund - class 2                                             100.00
1750 Hennepin Ave.
Minneapolis, MN 55403

Allianz Life Insurance                   Value Fund - class 1                                                    94.7
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                               5.3
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Value Fund - class 2                                                    13.4
1750 Hennepin Ave.
Minneapolis, MN 55403

American Enterprise Life                                                                                         86.6
IDS Tower 10 T11/1646
Minneapolis, MN 55440

Allianz Life Insurance                   Zero Coupon Fund - 2000 - class 1                                       83.9
1750 Hennepin Ave.
Minneapolis, MN 55403


---------------------------------------- ---------------------------------------------------- ------------------------
NAME AND ADDRESS                         SHARE CLASS                                          PERCENTAGE (%)
---------------------------------------- ---------------------------------------------------- ------------------------
Preferred Life Insurance Company of                                                                              16.1
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Zero Coupon Fund - 2005 - class 1                                       90.5
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                               9.5
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Zero Coupon Fund - 2010 - class 1                                       92.8
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                               7.2
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Mutual Discovery Fund - class 1                                         94.1
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                               5.9
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Mutual Discovery Fund - class 2                                       100.00
1750 Hennepin Ave.
Minneapolis, MN 55403

Allianz Life Insurance                   Mutual Shares Fund - class 1                                            93.7
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                               6.3
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Mutual Shares Fund - class 2                                            12.6
1750 Hennepin Ave.
Minneapolis, MN 55403

Hartford Life                                                                                                    85.5
PO Box 2999
Hartford, CT 06104-2999

Phoenix Home Life                        Asset Strategy Fund - class 1                                         14.90%
One American Row
Hartford, CT 06115

Travelers Insurance Company                                                                                    36.60%
One Tower Square
Hartford, CT 06183

---------------------------------------- ---------------------------------------------------- ------------------------
NAME AND ADDRESS                         SHARE CLASS                                          PERCENTAGE (%)
---------------------------------------- ---------------------------------------------------- ------------------------
VALIC                                                                                                          48.20%
2929 Allen Parkway
Houston, TX 77019

Phoenix Home Life                        Asset Strategy Fund - class 2                                         78.40%
One American Row
Hartford, CT 06115

Hartford Life & Annuity                                                                                        13.50%
Po Box 2999
Hartford, CT 06104-2999

IDS Life Insurance Company               Developing Markets Fund - class 1                                     85.20%
IDS Tower 10 T11/1646
Minneapolis, MN 55440

IDS Life of New York                                                                                            5.90%
IDS Tower 10 T11/1646
Minneapolis, MN 55440

Phoenix Home Life                        Developing Markets Fund - class 2                                     19.50%
One American Row
Hartford, CT 06115

CUNA                                                                                                           26.60%
2000 Heritage Way
Waverly, IA 50677

Minnesota Life Insurance Company                                                                               25.00%
400 Robert Street North
St. Paul, MN 55101-2098

Travelers Insurance Company
One Tower Square                                                                                               18.90%
Hartford, CT 06183

Allianz Life Insurance                   Global Income Fund - class 1                                            89.8
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                              10.2
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Global Income Fund - class 2                                          100.00
1750 Hennepin Ave.
Minneapolis, MN 55403

Allianz Life Insurance                   Growth Securities Fund  - class 1                                       94.5
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                               5.5
New York
152 West 57th Street, 18th Floor
New York, NY 10019


---------------------------------------- ---------------------------------------------------- ------------------------
NAME AND ADDRESS                         SHARE CLASS                                          PERCENTAGE (%)
---------------------------------------- ---------------------------------------------------- ------------------------
Allianz Life Insurance                   Growth Securities Fund  - class 2                                       17.4
1750 Hennepin Ave.
Minneapolis, MN 55403

Hartford Life & Annuity                                                                                          78.9
Po Box 2999
Hartford, CT 06104-2999

Phoenix Home Life                        International Securities Fund - class 1                                7.10%
One American Row
Hartford, CT 06115

VALIC                                                                                                          76.40%
2929 Allen Parkway
Houston, TX 77019

Jefferson Pilot                                                                                                 7.00%
One Granit Place
PO Box 515
Concord, NH 03302-0515

Phoenix Home Life                        International Securities Fund - class 2                               26.40%
One American Row
Hartford, CT 061115

Union Central                                                                                                  14.70%
PO Box 40888
1876 Waycross Road
Cincinnati, OH 45240

Travelers Insurance Company                                                                                    23.00%
One Tower Square
Hartford, CT 06183
Allianz Life Insurance                   International Smaller Companies Fund - class 1                          95.6
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                               4.4
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   International Smaller Companies Fund - class 2                           3.2
1750 Hennepin Ave.
Minneapolis, MN 55403

American Enterprise Life                                                                                         96.8
IDS Tower 10 T11/1646
Minneapolis, MN 55440

Allianz Life Insurance                   Pacific Growth Fund - class 1                                           92.7
1750 Hennepin Ave.
Minneapolis, MN 55403

Preferred Life Insurance Company of                                                                               7.3
New York
152 West 57th Street, 18th Floor
New York, NY 10019

Allianz Life Insurance                   Pacific Growth Fund - class 2                                         100.00
1750 Hennepin Ave.
Minneapolis, MN 55403

As of March 31, 2000, Board members and officers, as a group, owned less than 1%, of record or beneficially, of the outstanding shares of Trust.

PRICING SHARES
--------------------------------------------------------------------------------
When they buy and sell shares, the Trust's shareholders pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The funds calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The funds do not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUNDS OTHER THAN MONEY FUND When determining its NAV, a fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager.

A fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value.

A fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NAV. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

MONEY FUND The valuation of the fund's portfolio securities, including any securities set aside on the fund's books for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the fund computed as described above may tend to be higher than a like computation made by a fund with identical investments but using a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the fund would be able to obtain a somewhat higher yield than would result from an investment in a fund using only market values, and existing investors in the fund would receive less investment income. The opposite would be true in a period of rising interest rates. The fund's use of amortized cost, which helps the fund maintain a $1 share price, is permitted by a rule adopted by the U.S. Securities and Exchange Commission (SEC).

The board has established procedures designed to stabilize, to the extent reasonably possible, the fund's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the fund's holdings by the board, at such intervals as it may deem appropriate, to determine if the fund's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the board. If a deviation exceeds 1/2 of 1%, the board will promptly consider what action, if any, will be initiated. If the board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations.

THE UNDERWRITER
--------------------------------------------------------------------------------

Distributors acts as the principal underwriter in the continuous public offering of the Trust's shares.

DISTRIBUTORS is located at 777 Mariners Island Blvd., San Mateo, CA 94404. Distributors pays the expenses of the distribution of fund shares, except to the extent these expenses are borne by the insurance companies. These expenses include advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Trust pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to receive payment under the class 2 and class 3 rule 12b-1 plans, as discussed below. Except as noted below, Distributors receives no other compensation from the Trust for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES Each fund's class 2 has a separate distribution or "rule 12b-1" plan. Under each fund's plan, except for S&P 500 Index Fund and Strategic Income Fund, the fund may pay up to a maximum of 0.35% per year of the average daily net assets attributable to its class 2 shares. The board, however, has set the current rate at 0.25% per year, effective July 1, 1999. From January 6, 1999 to June 30, 1999, the fees were set at 0.30% per year. The maximum rate for class 2 and class 3 of S&P 500 Index Fund and class 2 of Strategic Income Fund has been set at 0.25% per year under the plans.

The plans are expected to, among other things, increase advertising of the funds, encourage sales of the funds and service to its shareholders, and increase or maintain assets of the fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the funds is useful in managing the funds because the managers have more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under each plan, the funds pay Distributors, the insurance companies or others to assist in the promotion and distribution of class 2 and class 3 shares or variable contracts offering class 2 shares and class 3 shares. Payments made under the plans may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution-related expenses, including a prorated portion of Distributors' or the insurance companies' overhead expenses attributable to the distribution of these variable contracts or shares of the funds. Payments made under the plans may also be used to pay insurance companies, dealers, and with respect to Class 3 Shares, 401(k) plan record keeping and servicing agents, or others for, among other things, furnishing personal services and maintaining customer accounts and records, or as service fees as defined under NASD rules. Together, these expenses, including the service fees, are "eligible expenses." The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

Agreements for the payment of fees to the insurance Companies or others shall be in a form which has been approved from time to time by the Board, including the non-interested Board members. In addition, payments made under the Plan may be used to pay record-keeping and sub-shareholder servicing expenses incurred by administrators or related persons of 401(k) plans.

For the fiscal year ended December 31, 1999, the amounts paid by each fund pursuant to the plans, which were used by Distributors to pay insurance companies or their affiliates, and in the case of class 3 of S&P 500 Index Fund, to the administrators or related persons of 401(k) plans, for providing administrative or other services were as follows:

FUND                                                     AMOUNTS PAID ($)
--------------------------------------------------------------------------
Global Communications Fund                                            386
Global Health Care Fund                                                51
Growth and Income Fund                                                982
High Income Fund                                                      247
Income Securities Fund                                                716
Large Cap Fund                                                        692
Money Fund                                                          4,643
Natural Resources Fund                                                 82
Real Estate Fund                                                      202
Rising Dividends Fund                                                 528
Small Cap Fund                                                        413
Strategic Income Fund                                                   0(1)
S&P 500 Index Fund - Class 2                                           36(1)

S&P 500 Index Fund - Class 3                                          513(1)
Government Fund                                                     2,356
Value Fund                                                            219
Zero Coupon Fund - 2000                                                 0
Zero Coupon Fund - 2005                                                 0
Zero Coupon Fund - 2010                                                 0
Mutual Discovery Fund                                                 478
Mutual Shares Fund                                                  3,794
Asset Strategy Fund                                                40,932(1)
Developing Markets Fund                                            76,418(1)
Global Income Fund                                                    328
Growth Securities Fund                                              4,155
International Securities Fund                                     163,550(1)
International Smaller Companies Fund                                1,086
Pacific Growth Fund                                                   217

1. Included in the financials in the TVP Annual Report to Shareholders for fiscal year ended December 31, 1999.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

PERFORMANCE
--------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by a Fund are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the fund to compute or express performance follows.

For share classes offered only to insurance company separate accounts for use in variable annuity and variable life insurance contracts, to the extent required by SEC rules, the advertised performance of such share classes will be displayed no more prominently than standardized performance of the applicable insurance company separate accounts/contracts. For information about how an insurance company may advertise such performance, please consult the contract prospectus which accompanies the Trust prospectus.

Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

For class 2 shares which were started at a later date than class 1 shares, standardized performance reflects a "blended" figure, combining: (a) for periods prior to class 2's inception historical results of class 1 shares, and (b) for periods after the class 2's inception, class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Historical performance data for class 2 shares, based on class 1 performance, will generally not be restated to include 12b-1 fees, although each Fund may restate these figures consistent with SEC rules.

AVERAGE ANNUAL TOTAL RETURN is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable fund charges and fees. It does NOT however, include any fees or sales charges imposed by the variable insurance contract for which the funds' class 1 and class 2 shares are investment options or plan administration expenses imposed on retirement plans for which the S&P 500 Index Fund's Class 3 shares are an investment option. If they were included, performance would be lower. The average annual total returns for each fund for the periods ended December 31, 1999, are reflected in the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1999, which is incorporated herein by reference.

The following SEC formula was used to calculate the figures:

                                  P(1+T)n = ERV

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, the calculation for cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value. It does NOT however, include any fees or sales charges imposed by the variable insurance contract for which the funds' class 1 and class 2 shares are investment options or plan administration expenses imposed on retirement plans for which the S&P 500 Index Fund's Class 3 shares are an investment option. If they were included, performance would be lower. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated in the annual report. The cumulative total returns for the indicated periods ended December 31, 1999, were:

                                                                                                           TEN YEAR
                                                                                  ONE           FIVE       OR FROM
                                                                                  YEAR          YEAR      INCEPTION
                                                                                   (%)           (%)         (%)
----------------------------------------------------------------------------------------------------------------------
Global Communications Fund - Class 1                                              39.42         176.36      272.49
Global Communications Fund - Class                                                39.00         175.55      271.39
Global Health Care Fund - Class 1                                                 -8.10          --          -1.571
Global Health Care Fund - Class 2                                                 -8.38          --          -1.871
Growth and Income Fund - Class 1                                                   1.10         112.23      195.59
Growth and Income Fund - Class 2                                                   0.84         111.68      194.82
High Income Fund - Class 1                                                        -0.07          53.46      139.77
High Income Fund - Class 2                                                        -0.37          53.00      139.04
Income Securities Fund - Class 1                                                  -1.82          59.16      159.41
Income Securities Fund Class 2                                                    -2.07          58.75      158.74
Large Cap Fund - Class 1                                                          31.65          --         112.842
Franklin Large Cap Growth Fund - Class 2                                          31.21          --         112.132
Money Fund - Class 1                                                               4.76          29.04       60.70
Money Fund - Class 2                                                               4.47          28.69       60.26
Natural Resources Fund - Class 1                                                  32.25         -14.89        3.81
Natural Resources Fund - Class 2                                                  32.01         -15.05        3.62
Real Estate Fund - Class 1                                                        -6.14          47.10      137.25
Real Estate Fund - Class 2                                                        -6.36          46.76      136.70
Franklin Rising Dividend Securities Fund - Class 1                                -9.70         106.93      110.363
Franklin Rising Dividend Securities Fund - Class 2                               -10.00         106.24      109.663
Small Cap Fund - Class 1                                                          96.94          --         202.364
Small Cap Fund - Class 2                                                          96.36          --         201.474
Government Fund - Class 1                                                         -0.94          44.00      105.06
Government Fund - Class 2                                                         -1.10          43.76      104.72
Value Fund - Class 1                                                               1.65          --         -20.811
Value Fund - Class 2                                                               1.39          --         -21.011
Zero Coupon Fund - 2000 - Class 1                                                  3.07          46.68      120.51
Zero Coupon Fund - 2005 - Class 1                                                 -5.88          54.63      134.07
Zero Coupon Fund - 2010 - Class 1                                                -12.24          62.70      142.11
Mutual Discovery Fund - Class 1                                                   23.76          --          43.165
Mutual Discovery Fund - Class 2                                                   23.49          --          42.855
Mutual Shares Fund - Class 1                                                      13.40          --          38.315
Mutual Shares Fund - Class 2                                                      13.58          --          38.535
Asset Strategy Fund - Class 1                                                     22.86         119.99      241.91
Asset Strategy Fund - Class 2                                                     22.54         118.49      239.57
Developing Markets Fund - Class 1                                                 53.84          --         -18.826
Developing Markets Fund - Class 2                                                 53.27          --         -19.346
Growth Securities Fund - Class 1                                                  21.04         104.68      111.127
Growth Securities Fund - Class 2                                                  20.84         104.34      110.777
Global Income Fund Class 1                                                        -5.79          29.99       77.10
Global Income Fund Class 2                                                        -6.09          29.56       76.52
International Securities Fund - Class 1                                           23.61         121.18      199.099
International Securities Fund - Class 2                                           23.23         119.55      196.889
International Smaller Companies Fund - Class 1                                    23.90          --          20.442
International Smaller Companies Fund - Class 2                                    23.90          --          20.442
Pacific Growth Fund - Class 1                                                     37.02          -8.55       21.873
Pacific Growth Fund - Class 2                                                     36.89          -8.63       21.753

1. Inception date 05-01-98.
2. Inception date 05-01-96.
3. Inception date 01-27-92.
4. Inception date 11-01-95.
5. Inception date 11-08-96.
6. Inception date 03-04-96.
7. Inception date 03-15-94.
8. Inception date 05-01-92.


YIELD, MONEY FUND

CURRENT YIELD Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). It does NOT include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. The fund's current yield for the seven day period ended December 31, 1999, was 5.15% for class 1 and 4.90% for class 2.

EFFECTIVE YIELD. The fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The fund's effective yield for the seven day period ended December 31, 1999, was 5.29% for class 1 and 5.02% for class 2.

This figure was obtained using the following SEC formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1

YIELD, OTHER THAN MONEY FUND From time to time, the current yields of the funds may be published in advertisements and communications to Contract Owners. The current yield for each fund will be calculated by dividing the annualization of the income earned by the fund during a recent 30-day period by the net asset value per share at the end of such period. In addition, aggregate, cumulative and average total return information for each fund over different periods of time may also be advertised. Except as stated above, each fund will use the same methods for calculating its performance.

A distribution rate for each fund may also be published in communications preceded or accompanied by a copy of the Trust's current prospectus. The fund's current distribution rate will be calculated by dividing the annualization of the total distributions made by that fund during the most recent preceding fiscal quarter by the net asset value per share at the end of such period. The current distribution rate may differ from current yield because the distribution rate will be for a different period of time and may contain items of capital gain and other items of income, while current yield reflects only earned income. Uniformly computed yield and total return figures for each fund will also be published along with publication of its distribution rate.

Hypothetical performance information may also be prepared for sales literature or advertisements. See the appropriate insurance company separate account prospectus and SAI.

VOLATILITY Occasionally statistics may be used to show the fund's volatility or risk. Measures of volatility or risk are generally used to compare the fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

COMPARISONS To help you better evaluate how an investment in a fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

/bullet/ Consumer Price Index (or Cost of Living Index), published by the U.S.
         Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

/bullet/ CDA Mutual Fund Report, published by CDA Investment Technologies, Inc.
         - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

/bullet/ CREDIT SUISSE FIRST BOSTON GLOBAL HIGH YIELD (CSFB HY) INDEX - The index is an unmanaged, trader-priced portfolio constructed to mirror the high yield debt market. The index has several modules representing different sectors of the high yield market including a cash paying module, a zerofix module, a pay-in-kind module, and a defaulted module. The modular nature of the index allows customization of data to meet client needs. The index is divided into other categories including industry, rating, seniority, liquidity, market value, security price range, yield range and other sector divisions. The CSFB HY Index follows a total of 250 sectors. CS First Boston has maintained the index since January 1986. While the index is priced and run weekly, monthly returns are typically used for performance attribution.

/bullet/ Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

/bullet/ FINANCIAL TIMES/ S&P ACTUARIES WORLD (ENERGY 50%/BASIC INDUSTRIES 50%)
         COMPOSITE INDEX - Franklin Templeton customizes this index using 50% of the Financial Times/S&P Actuaries World Energy Index and 50% of the Financial Times/S&P Actuaries World Basic Industries Index. Both indices are compiled by the Financial Times, Goldman Sachs & Co. and Wood Mackenzie & Co., Ltd. in conjunction with the Institute of Actuaries and the Faculty of Actuaries. The index includes electric utilities, waterworks supply and telephone utilities. The indices are weighted arithmetic averages of the market prices of the elements that make them up. They also adjust for the intervening price changes of these elements.

/bullet/ FINANCIAL TIMES/ S&P ACTUARIES WORLD UTILITIES INDEX - This index is compiled by the Financial Times, Goldman Sachs & Co. and Wood Mackenzie & Co., Ltd. in conjunction with the Institute of Actuaries and the Faculty of Actuaries. The utilities sector includes electric utilities, waterworks supply, natural gas utilities and telephone companies. The indices are weighted arithmetic averages of the market prices of the elements that make them up. They also adjust for the intervening price changes of these elements. This is a total return index in $U.S.

/bullet/ INTERNATIONAL FINANCE CORPORATION'S (IFC) INVESTABLE COMPOSITE INDEX -
         The index tracks the emerging stock markets of three world regions based on market capitalization weighting. Those regions are Latin America, Asia and Europe/Mideast/Africa. As of November 199, the regional weights of the IFC Composite Index were distributed accordingly: Asia, 43.5%; Latin America, 24.9%; and Europe/Mideast/Africa, 31.6%.

/bullet/ JP MORGAN GLOBAL GOVERNMENT BOND INDEX (UNHEDGED) - The index comprises
         13 markets, including Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, the U.K. and the U.S. Each country's weight is determined by the total market capitalization in $U.S. of all the bonds in that country's traded index. The J.P. Morgan Global Government Bond Total Return Index includes only actively traded, fixed-rate bonds with a remaining maturity of one year or longer. The index is unhedged and expressed in terms of $U.S.

/bullet/ LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX - The index includes securities in the Lehman Brothers Government and Corporate indices. These securities must have at least $100 million par amount outstanding and must be rated investment grade (Baa3 or better) by Moody's Investors Service. If a Moody's rating is not available, the Standard & Poor's or Fitch rating is used. These must be fixed-rate securities, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

/bullet/ LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX - This index includes securities issued by the U.S. government or its agencies with maturities from one up to, but not including, 10 years. These securities must have at least $100 million par amount outstanding and must be rated investment grade (Baa3 or better) by Moody's Investors Service. If a Moody's rating is not available, the Standard & Poor's or Fitch rating is used. These must be fixed-rate securities, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

/bullet/ Lipper - Mutual Fund Performance Analysis and Lipper - Equity Fund
         Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

/bullet/ LIPPER GROWTH & INCOME FUNDS OBJECTIVE AVERAGE - This is an equally weighted average calculation of performance figures for all funds within the Lipper Growth and Income Funds Objective Category, which is defined as all mutual funds that combine a growth of earnings orientation and an income requirement for level and/or rising dividends. As of September 23, there were 30 funds in this category.

/bullet/ LIPPER INCOME FUNDS OBJECTIVE AVERAGE - This is an equally weighted average calculation of performance figures for all funds within the Lipper Income Funds Objective Category, which is defined as all mutual funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. As of September 23, 1998, there were 10 funds in this category.

/bullet/ MERRILL LYNCH TREASURY ZERO COUPON 1-, 5-, 10-, 20-YEAR BOND TOTAL
         RETURN INDICES - The indices include zero coupon bonds that pay no interest and are issued at a discount from redemption price.

/bullet/ MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD FREE
         INDEX - The index represents both developed and emerging markets around the world. "Free" in the title reflects the actual buying opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. The MSCI indices define the local market for each country by constructing a matrix of all listed securities, sorting the matrix by industry, and seeking to capture 60% of the market capitalization for each group by selecting the most investable stocks in each industry. The index applies full market capitalization weights to each included stock.

/bullet/ MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY - WORLD EX-U.S.
         FREE INDEX - The index comprises 48 countries around the world, both developed and emerging markets, except the U.S. "Free" in the title reflects the actual buying opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. The MSCI indices define the local market for each country by constructing a matrix of all listed securities, sorting the matrix by industry, and seeking to capture 60% of the market capitalization for each group by selecting the most investable stocks in each industry. The index applies full market capitalization weights to each included stock.

/bullet/ MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE AUSTRALASIA, FAR
         EAST (EAFE) INDEX - This index represents 20 developed market countries for Europe Australasia and the Far East: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K. The MSCI indices define the local market for each country by constructing a matrix of all listed securities, sorting the matrix by industry, and seeking to capture 60% of the market cap for each group by selecting the most investable stocks in each industry. The index applies full market cap weights to each included stock.

/bullet/ MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS FREE INDEX
         - This is a market capitalization-weighted equity index comprising 26 of the 48 countries in the MSCI universe. "Free" denotes investment opportunities in the developing world available to foreign investors. EMF performance data is calculated in $US and local currency. The MSCI indices define the local market for each country by constructing a matrix of all listed securities, sorting the matrix by industry, and seeking to capture 60% of the market cap for each group by selecting the most investable stocks in each industry. The index applies full market cap weights to each included stock.

/bullet/ MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) PACIFIC INDEX - The index comprises five developed market countries or regions in the Pacific:
         Australia, Hong Kong, Japan, New Zealand and Singapore. The MSCI indices define the local market for each country by constructing a matrix of all listed securities, sorting the matrix by industry, and seeking to capture 60% of the market capitalization for each group by selecting the most investable stocks in each industry. The index applies full market capitalization weights to each included stock.

/bullet/ MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX - The index comprises the developed markets of 22 countries around the world. The MSCI indices define the local market for each country by constructing a matrix of all listed securities, sorting the matrix by industry, and seeking to capture 60% of the market cap for each group by selecting the most investable stocks in each industry. The index applies full market cap weights to each included stock.

/bullet/ New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

/bullet/ RUSSELL MIDCAP VALUE INDEX - This index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

/bullet/ RUSSELL 1000 INDEX - Published by Frank Russell Company, the index measures the performance of the 1,000 largest companies in the Russell 3000 Index, representing 92% of the market capitalization of the Russell 3000. The Russell 3000 contains the 3,000 largest companies incorporated in the U.S. and its territories. As of the latest reconstitution, the average market capitalization of the companies in the Russell 1000 was approximately $12.1 billion; the median market capitalization was approximately $3.8 billion. The smallest company in the index had an approximate market capitalization of $1,350.8 million.

/bullet/ RUSSELL 2000 INDEX - The index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the companies in the Russell 3000. The Russell 3000 contains the 3,000 largest companies incorporated in the U.S. and its territories. As of the latest reconstitution, the average market capitalization of the Russell 2000 was approximately $526.4 million; the median market capitalization was approximately $428.0 million. The largest company in the index had an approximate market capitalization of $1,349.8 million.

/bullet/ RUSSELL 2000 GROWTH INDEX - The index measures the performance of those
         Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

/bullet/ RUSSELL 2000 VALUE INDEX - The index measures the performance of those
         Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

/bullet/ RUSSELL 2500 INDEX - Published by Frank Russell Company, the index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, representing approximately 23% of the total market capitalization of the companies in the Russell 3000. The Russell 3000 contains the 3,000 largest companies incorporated in the U.S. and its territories. As of the latest reconstitution, the average market capitalization of the Russell 2500 was approximately $876.2 million; the median market capitalization was approximately $553.5 million. The largest company in the index had an approximate market capitalization of $3.8 billion.

/bullet/ RUSSELL 3000 VALUE INDEX - The index measures the performance of those
         Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value Indices.

/bullet/ SALOMON SMITH BARNEY GLOBAL EX-U.S. Less Than $1 Billion Index - This is a total-capitalization weighted index that includes all developed and emerging countries, except the U.S., and includes companies with a total market capitalization below U.S. $1 billion.

/bullet/ SALOMON SMITH BARNEY WORLD EX-U.S. EXTENDED MARKET INDEX (EMI) - This is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries, except the U.S. The broad market index (BMI) is segregated into the primary market index (PMI) and extended market index (EMI), consisting of large and small capitalization issues, respectively.

/bullet/ STANDARD & POOR'S(R) 500 INDEX (S&P 500) - The S&P 500 consists of 500 widely held domestic common stocks, consisting of four broad sectors: industrials, utilities, financials and transportation. It is a market value-weighted index, where the stock price is multiplied by the number of shares outstanding, with each stock affecting the index in proportion to its market value. This index, calculated by Standard & Poor's, is a total return index with dividends reinvested.

/bullet/ STANDARD & POOR'S HEALTH CARE COMPOSITE INDEX - This is a capitalization-weighted index of all of the stocks in the Standard & Poor's 500 that are involved in the business of health care related products or services. The index was developed with a base level of 100 as of January 14, 1987.

/bullet/ Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

/bullet/ WILSHIRE MID CAP COMPANY GROWTH INDEX - This index overlaps the top 750 and the next 1,750 of Wilshire Asset Management's Wilshire 2500 universe (the top 2,500 companies and 99% of the market capitalization of the Wilshire 5000). Wilshire includes companies that have market capitalizations ranging from $645 million to $4.3 billion.

/bullet/ WILSHIRE REAL ESTATE SECURITIES INDEX - This is a market capitalization-weighted index of publicly traded real estate securities, such as real estate investment trusts (REITs), Real Estate Operating Companies (REOCs) and partnerships. The index is composed of companies whose charter is the equity ownership and operation of commercial real estate. The index rebalances monthly and returns are calculated on a buy-and-hold basis.

/bullet/ WILSHIRE SMALL COMPANY VALUE INDEX - The index is created by screening the bottom 1,750 large companies of Wilshire Asset Management's Wilshire 2500 universe (the top companies and 99% of the market capitalization of the Wilshire 5000). These companies have market capitalizations ranging from $190 million to $1.9 billion. Wilshire excludes companies with high price/earnings ratios, low yields, or high price/book ratios.

From time to time, the funds and the managers also may refer to the following information:

/bullet/ The managers' and affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

/bullet/ The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International or a similar financial organization.

/bullet/ The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization.

/bullet/ The geographic and industry distribution of the fund's portfolio and the fund's top ten holdings.

/bullet/ The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

/bullet/ To assist investors in understanding the different returns and risk characteristics of various investments, the fund may show historical returns of various investments and published indices (e.g., Ibbotson Associates, Inc. Charts and Morgan Stanley Capital International EAFE(R)Index).

/bullet/ The major industries located in various jurisdictions as published by the Morgan Stanley Index.

/bullet/ Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

/bullet/ Allegorical stories illustrating the importance of persistent long-term investing.

/bullet/ The fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper(R)Inc. or Morningstar, Inc.

/bullet/ A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

/bullet/ Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

/bullet/ Quotations from the Templeton organization's founder, Sir John
         Templeton,* advocating the virtues of diversification and long-term investing.

From time to time, advertisements or information for the fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

----------------------
* Sir John Templeton sold the Templeton organization to Franklin Resources, Inc. in October 1992 and resigned from the board on April 16, 1995. He is no longer involved with the investment management process.

Advertisements or information also may compare the fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

The funds are members of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $233 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 103 U.S. based open-end investment companies to the public. The fund may identify itself by its Nasdaq symbol or CUSIP number.

FUND SIMILARITY The investment objectives and policies of certain funds are similar but not identical to those of certain public Franklin Templeton Funds indicated in the following table. Because of differences in portfolio size, the investments held, the timing of purchases of similar investments, cash flows, minor differences in certain investment policies, insurance product related tax diversification requirements, state insurance regulations, and additional administrative and insurance costs associated with insurance company separate accounts, the investment performance of the funds will differ from the performance of the corresponding Franklin Templeton Funds:

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST

                                                             FRANKLIN TEMPLETON FUNDS
------------------------------------------------------------ ---------------------------------------------------------
                                                             FRANKLIN CUSTODIAN FUNDS:

Income Securities Fund                                        Income Series
Government Fund                                               U.S. Government Securities Series

                                                             FRANKLIN HIGH INCOME TRUST:
High Income Fund                                              AGE High Income Fund

                                                             FRANKLIN INVESTORS SECURITIES TRUST:
Franklin Growth and Income Fund                               Franklin Equity Income Fund

                                                             Franklin Managed Trust:
Rising Dividends Fund                                         Franklin Rising Dividends Fund

Money Fund                                                   Franklin Money Fund
                                                             FRANKLIN MUTUAL SERIES FUND INC.:

Mutual Discovery Fund                                         Mutual Discovery Fund
Mutual Shares Fund                                            Mutual Shares Fund

                                                            FRANKLIN REAL ESTATE SECURITIES TRUST:
Real Estate Fund                                              Franklin Real Estate Securities Fund

                                                             FRANKLIN STRATEGIC SERIES:
Aggressive Growth Fund                                        Franklin Aggressive Growth Fund
Global Communications Fund                                    Franklin Global Communications Fund
Global Health Care Fund                                       Franklin Global Health Care Fund
Large Cap Fund                                                Franklin Large Cap Growth Fund
Natural Resources Fund                                        Franklin Natural Resources Fund
Small Cap Fund                                                Franklin Small Cap Growth Fund
Strategic Income Fund                                         Franklin Strategic Income Fund
Technology Fund                                               Franklin Technology Fund

                                                             FRANKLIN VALUE INVESTMENT TRUST:
Value Fund                                                    Franklin Value Fund

                                                             FRANKLIN TEMPLETON INTERNATIONAL TRUST:
Pacific Growth Fund                                           Templeton Pacific Growth Fund
International Smaller Companies Fund                          Templeton Foreign Smaller Companies Fund

Developing Markets Fund                                      TEMPLETON DEVELOPING MARKETS TRUST


DESCRIPTION OF BOND RATINGS
--------------------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                       (formerly Franklin Valuemark Funds)
                          File Nos. 33-23493 & 811-5583

                                    FORM N-1A
                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

         (a) Articles of Incorporation.

             (i)   Agreement and Declaration of Trust dated April 20, 1988
                   Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A File No. 33-23493 Filing Date: August 19, 1995

             (ii) Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 1988 Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A File No. 33-23493 Filing Date: August 19, 1995

             (iii) Certificate of Amendment of Agreement and Declaration of
                   Trust Filing: Post-Effective Amendment No.26 File No. 33-23493 Filing Date: November 30, 1998

             (iv) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Valuemark Funds filed on July 1, 1999

         (b) By-Laws.

             (i)   By-Laws
                   Filing: Post-Effective Amendment No. 16 to
                   Registration Statement on Form N-1A
                   File No. 33-23493
                   Filing Date: August 19, 1995

             (ii)  Certificate of Amendment of By-Laws dated May 16, 1995
                   Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                   File No. 33-23493
                   Filing Date: August 19, 1995

         (c) Instruments Defining Rights Of Security Holders

                           Not Applicable

         (d) Investment Advisory Contracts.

             (i) Management Agreement between the Fund and Franklin Advisers, Inc. dated January 24, 1989 Filing:
                     Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date:
                     August 19, 1995

             (ii) Addendum to Investment Management Agreement dated March 14, 1989 Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: August 19, 1995

             (iii) Management Agreement between the Fund, on behalf of Pacific Growth Fund, and Franklin Advisers, Inc. dated January 22, 1992 Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: August 19, 1995

             (iv) Sub-Advisory Agreement between Franklin Advisers, Inc. and Templeton Investment Counsel, Inc. dated January 1, 1993
                     Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing
                     Date: August 19, 1995

             (v) Management Agreement between the Fund on behalf of Franklin Rising Dividends Fund, and Franklin Advisory Services, Inc. dated July 1, 1996 Filing: Post-Effective Amendment No. 20 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: August 30, 1996

             (vi) Investment Management Agreement between the Fund, on behalf of the Templeton Global Growth, and Templeton, Galbraith & Hansberger Ltd. dated March 15, 1994 Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: August 19, 1995

             (vii) Sub-Advisory Agreement between Franklin Advisers, Inc. and Templeton Investment Counsel, on behalf of Global Income Fund dated August 1, 1994 Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: August 19, 1995

             (viii) Investment Advisory Agreement between the Fund, on behalf of Templeton Asset Strategy Fund, and Templeton Investment Counsel, Inc, dated as of May 1, 2000


             (ix) Investment Advisory Agreement between the Fund, on behalf of Templeton Developing Markets Securities Fund, dated as of May 1, 2000

             (x) Investment Advisory Agreement between the Fund, on behalf of International Smaller Companies Fund and Templeton Investment Counsel, Inc. dated January

                     18, 1996 Filing: Post-Effective Amendment No. 18 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: February 14, 1996

             (xi) Management Agreement between the Fund, on behalf of Capital Growth Fund and Franklin Advisers, Inc. dated January 18, 1996 Filing: Post-Effective Amendment No. 18 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: February 14, 1996

             (xii) Amendment to Management Agreement between the Fund and Franklin Advisers, Inc. dated August 1, 1995 Filing:
                     Post-Effective Amendment No. 20 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date:
                     August 30, 1996

             (xiii) Management Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Mutual Advisers, Inc. dated October 18, 1996 Filing: Post-Effective Amendment No. 22 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: February 28, 1997

             (xiv) Management Agreement between the Fund, on behalf of Global Health Care Securities Fund dated December 9, 1997 Filing:
                     Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date:
                     February 28, 1998

             (xv) Management Agreement between the Fund, on behalf of Value Securities Fund dated December 9, 1997 Filing:
                     Post-Effective Amendment No. 23 to Registration Statement of Fund on Form N-1A File No. 33-23493 Filing Date:
                     February 28, 1998

             (xvi) Investment Advisory Agreement between the Fund, on behalf of Franklin Aggressive Growth Securities Fund, and Franklin Advisers, Inc. dated July 15, 1999 Filing: Post-Effective Amendment No. 30 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: July 30, 1999

             (xvii) Investment Advisory Agreement between the Fund, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc. dated as of May 1, 2000

             (xviii) Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin Strategic Income Fund, and Templeton Investment Counsel, Inc. dated as of May 1, 2000

             (xix) Investment Advisory Agreement between the Fund, on behalf of Franklin S&P 500 Index Fund, and Franklin Advisers, Inc. dated as of May 1, 2000

             (xx) Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin S&P 500 Index Fund, and State Street Global Advisors, a division of State Street Bank and Trust Company dated as of May 1, 2000

             (xxi) Investment Advisory Agreement between the Fund, on behalf of Franklin Technology Securities Fund, and Franklin Advisers, Inc. dated as of May 1, 2000

         (e) Underwriting Contracts.

             (i)     Distribution Agreement between the Fund and
                     Franklin/Templeton Distributors, Inc. Filing: Post Effective Amendment No.26 File No. 33-23493 Filing Date:
                     November 30, 1998

         (f) Bonus Or Profit Sharing Contracts.

                     Not Applicable

         (g) Custodian Agreements.

             (i) Foreign Exchange Netting Agreement between Franklin Valuemark Funds, on behalf of the International Equity Fund, and Morgan Guaranty Trust Company of New York, dated March 19, 1992 Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: August 19, 1995

             (ii) Foreign Exchange Netting Agreement between Franklin Valuemark Funds, on behalf of the Pacific Growth Fund, and Morgan Guaranty Trust Company of New York, dated March 19, 1992 Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: August 19, 1995

             (iii) Custody Agreement between the Fund, on behalf of the Templeton Developing Markets Equity Fund and the Templeton Global Growth Fund, and The Chase Manhattan Bank, N.A. dated March 15, 1994 Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: August 19, 1995

             (iv) Master Custody Agreement between the Fund and the Bank of New York, dated February 16, 1996 Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: April 24, 1996

             (v) Terminal Link Agreement between the Fund and Bank of New York dated February 16, 1996. Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: April 24, 1996

             (vi) Amendment to Global Custody Agreement between the Fund and The Chase Manhattan Bank, N.A. dated April 1, 1996 Filing:
                     Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date:
                     April 29, 1997

             (vii) Amendment to Master Custody Agreement between the Fund and the Bank of New York, dated April 1, 1996 Filing:
                     Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date:
                     April 29, 1997

             (viii) Letter Agreement between the Fund and the Bank of New York, dated April 22, 1996 Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: April 24, 1996

             (ix) Custody Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and the State Street Bank and Trust Company dated November 8, 1996 Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: April 29, 1997

             (x) Global Custody Agreement effective as of May 1, 2000 between The Chase Manhattan Bank, N.A. and Franklin Templeton Variable Insurance Products Trust

             (xi)    Master Custody Agreement, Exhbit A, revised 4/24/00

         (h) Other Material Contracts.

             (i) Fund Administration Agreement between the Fund, on behalf of International Smaller Companies Fund, and Franklin Templeton Services, Inc., dated October 1, 1996 Filing:
                     Post-Effective Amendment No. 22 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date:
                     February 28, 1997

             (ii) Fund Administration Agreement between the Fund, on behalf of Templeton Asset Strategy Fund, and Franklin Templeton Services, Inc. dated as of May 1, 2000

             (iii) Fund Administration Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Templeton Services, Inc., dated October 18, 1996 Filing: Post-Effective Amendment No. 22 to Registration Statement of the Fund on Form N-1A File No. 33-23493

                     Filing Date: February 28, 1997

             (iv) Fund Administration Agreement between the Fund, on behalf of Value Securities Fund Dated December 9, 1997 Filing:
                     Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date:
                     February 28, 1998

             (v) Fund Administration Agreement between the Fund, on behalf of Global Health Care Securities Fund, and Franklin Templeton Services, Inc. dated December 9, 1997 Filing:
                     Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date:
                     February 28, 1998

             (vi) Fund Administration Agreement between the Fund, on behalf of Franklin Aggressive Growth Securities Fund, and Franklin Templeton Services, Inc. dated July 15, 1999 Filing:
                     Post-Effective Amendment No. 30 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date:
                     July 30, 1999

             (vii) Fund Administration Agreement between the Fund, on behalf of Franklin Technology Securities Fund, and Franklin Templeton Services, Inc. dated as of May 1, 2000

             (viii) Fund Administration Agreement between the Fund, on behalf of Franklin S&P 500 Index Fund and Franklin Templeton Services, Inc. dated as of May 1, 2000

             (ix) Fund Administration Agreement between the Fund, on behalf of Franklin Strategic Income Securities Fund and Franklin Templeton Services, Inc. dated as of May 1, 2000

             (x) Fund Administration Agreement between the Fund, on behalf of Franklin Small Cap Fund and Franklin Templeton Services, Inc. dated as of May 1, 2000

             (xi) Fund Administration Agreement between the Fund, on behalf of Templeton Developing Markets Securities Fund and Franklin Templeton Services, Inc. dated as of May 1, 2000

             (xii) Fund Administration Agreement between the Fund, on behalf of Templeton International Securities Fund and Franklin Templeton Services, Inc. dated as of May 1, 2000

         (i) Legal Opinion.

             (i) Legal Opinion, Securities Act of 1933, dated February 5, 1999 Filing: Post Effective Amendment No. 27 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: February 25, 1999

         (j) Other Opinions.

             (i) Consent of McGladrey and Pullen, LLP for inclusion of report dated January 28, 1999 on the financial statements of Templeton Asset Allocation Fund,

                     Templeton Developing Markets Fund and Templeton International Fund, all series of Templeton Variable Products Series Fund, for the year ended December 31, 1998 This report is incorporated by reference to File No. N30-d. File No. 811-05479 Filing Date: March 3, 1999

             (ii) Consent of PricewaterhouseCoopers LLP to incorporation by reference of the report dated January 28, 2000 except for
                     Note 7, as to which the date is February 8, 2000, on the financial statements of Templeton Asset Allocation Fund, Templeton Developing Markets Fund and Templeton International Fund, each a series of Templeton Variable Products Series Fund, for the year ended December 31, 1999

             (iii) Consent of PricewaterhouseCoopers LLP to incorporation by reference of the report dated January 28, 2000 except for
                     Note 8, as to which the date is February 8, 2000 on the financial statements of Templeton Asset Allocation Fund a series of Templeton Variable Products Series Fund, for the year ended December 31, 1999

             (iv) Consent of PricewaterhouseCoopers LLP to incorporation by reference of the report dated January 28, 2000 except for
                     Note 8, as to which the date is February 8, 2000, of Templeton Asset Allocation Fund, Templeton Developing Markets Fund and Templeton International Fund, each a series of Templeton Variable Products Series Fund, for the year ended December 31, 1999.

             (v)     Consent of independent auditors of the Fund


         (k) Omitted Financial Statements.

                     Not Applicable

         (l) Initial Capital Agreement.

             (i)     Letter of Understanding dated April 11, 1995 Filing:
                     Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date:
                     August 19, 1995

             (ii)    Letter of Understanding dated September 12, 1995 Filing:
                     Post-Effective Amendment No. 17 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date:
                     October 27, 1996

             (iii)   Letter of Understanding dated April 4, 1996 Filing:
                     Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date:
                     April 24, 1996

             (iv)    Letter of Understanding dated October 21, 1996 Filing:
                     Post-Effective Amendment No. 21 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date:
                     October 31, 1996

             (v)     Letter of Understanding dated April 23, 1998 Filing:
                     Post-Effective Amendment No. 24 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date:
                     April 30, 1998

         (m) Rule 12b-1 Plan

             (i) Class 2 Distribution Plan pursuant to Rule 12b-1for all series of the Fund Filing: Post Effective Amendment No.26 File No. 33-23493 Filing Date November 30, 1998

             (ii) Class 2 Distribution Plan for Franklin Aggressive Growth Securities Fund Filing: Post Effective Amendment No.30 File No. 33-23493 Filing Date July 30, 1999

             (iii) Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin S&P 500 Index Fund dated as of May 1, 2000

             (iv) Class 3 Distribution Plan pursuant to Rule 12b-1 for Franklin S&P 500 Index Fund dated as of May 1, 2000 Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin Strategic Income Securities Fund dated as of May 1, 2000 Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin Technology Securities Fund dated as of May 1, 2000

         (o) Rule 18F-3Plan.

             (i) Multiple Class Plan for all series of the Fund Filing: Post Effective Amendment No.26 File No. 33-23493 Filing Date November 30, 1998

             (ii) Multiple Class Plan adopted on behalf of Franklin Aggressive Growth Securities Fund Filing: Post-Effective Amendment No. 30 to Registration Statement of the Fund on Form N-1A File No. 33-23493 Filing Date: July 30, 1999

             (iii) Multiple Class Plan adopted on behalf of Franklin S&P 500 Index Fund, Franklin Strategic Income Securities Fund and Franklin Technology Securities Fund

         (p) Power of Attorney

             (i)     Power of Attorney dated as of the 21st day of March, 2000

         (q) Code of Ethics

             (i)     Code of Ethics of the Franklin Templeton Group

             (ii)    Code of Ethics of State Street Global Advisers

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

         None

Item 25. INDEMNIFICATION

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         (i) The officers and directors of the Fund's investment advisers also serve as officers and/or directors or trustees for (1) the corporate parent of Franklin Advisers, Inc., (" Advisers" ) the investment manager of 20 of the Fund's series, Franklin Resources, Inc. (" Resources" ), and/or (2) other investment companies in the Franklin Templeton Group of Funds. For additional information, please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

         (ii) Templeton Investment Counsel, Inc.

Templeton Investment Counsel, Inc. (" TICI" ), an indirect, wholly owned subsidiary of Resources, serves as adviser to the Templeton International Securities Fund and Templeton International Smaller Companies Fund and as sub-adviser to certain of the Funds, furnishing to Advisers in that capacity portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of TICI (SEC File 801-15125), incorporated herein by reference, which set forth the officers and directors of TICI and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

         (iii) Templeton Global Advisers Limited, formerly known as Templeton Galbraith and Hansberger Ltd.

Templeton Global Advisers Limited (" Templeton Nassau" ), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Growth Securities Fund. For additional information please see Part B and Schedules A and D of Form ADV of Templeton Nassau (SEC File 801-42343), incorporated herein by reference, which set forth the officers and directors of Templeton Nassau and information as to any business, profession, vocation of employment of a substantial nature engages in by those officers and directors during the past two years.

         (iv) Templeton Asset Management Ltd., formerly known as Templeton Investment

Management (Singapore) Pte Ltd.

Templeton Asset Management Ltd. (" Templeton Singapore" ), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Developing Markets Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Templeton Singapore (SEC File 801-46997), incorporated herein by reference, which set forth the officers and directors of Templeton Singapore and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

         (v) Franklin Advisory Services, LLC, formerly Franklin Advisory Services, Inc.

Franklin Advisory Services, LLC (" Franklin New Jersey" ), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Franklin Rising Dividends Securities Fund and Franklin Value Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Franklin New Jersey (SEC File 801-51967), incorporated herein by reference, which set forth the officers and directors of Franklin New Jersey and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

         (vi) Franklin Mutual Advisers, LLC, formerly Franklin Mutual Advisers, Inc.

Franklin Mutual Advisers, LLC (" Mutual Advisers" ), an indirect, wholly owned subsidiary of Resources, serves as investment manager to the Mutual Discovery Securities Fund and Mutual Shares Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which set forth the officers and directors of Mutual Advisers and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27. PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

(b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books or other documents required to be maintained by
Section 31(a) [15 U.S.C. 80a-30(a)] are kept by the Fund or its shareholder services agent, Franklin Templeton Investors Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 29. MANAGEMENT SERVICES

         Not Applicable

ITEM 30. UNDERTAKINGS

         Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the xx day of April, 2000.

                                           FRANKLIN TEMPLETON VARIABLE INSURANCE
                                           PRODUCTS TRUST
                                           (Fund)

                                            /S/ KAREN L. SKIDMORE
                                            ------------------------------------
                                            Karen L. Skidmore
                                            Assistant Vice President and
                                            Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHARLES E. JOHNSON*                         Principal Executive Officer
---------------------------                 and Trustee
Charles E. Johnson                          Dated:  April 28, 2000

MARTIN L. FLANAGAN*                         Principal Financial Officer
---------------------------                 Dated: April 28, 2000
Martin L. Flanagan

KIMBERLY MONASTERIO*                        Principal Accounting Officer
---------------------                       Dated: April 28, 2000
Kimberly Monasterio

FRANK H. ABBOTT III*                        Trustee
---------------------------                 Dated: April 28, 2000
Frank H. Abbott III

HARRIS J. ASHTON*                           Trustee
------------------                          Dated: April 28, 2000
Harris J. Ashton

                                            Trustee
-------------------                         Dated:
Robert S. James


S. JOSEPH FORTUNATO*                        Trustee
---------------------------                 Dated:  April 28, 2000
S. Joseph Fortunato

ROBERT F. CARLSON*                          Trustee
---------------------------                 Dated:  April 28, 2000
Robert F. Carlson

CHARLES B. JOHNSON*                         Trustee
---------------------------                 Dated:  April 28, 2000
Charles B. Johnson

RUPERT H. JOHNSON, JR.*                     Trustee
---------------------------                 Dated:  April 28, 2000
Rupert H. Johnson, Jr.

FRANK W.T. LAHAYE*                          Trustee
---------------------------                 Dated:  April 28, 2000
Frank W.T. LaHaye

GORDON S. MACKLIN*                          Trustee
---------------------------                 Dated:  April 28, 2000
Gordon S. Macklin

/S/ KAREN L. SKIDMORE                       Assistant Vice President and
---------------------------                 Assistant Secretary
Karen L. Skidmore                           Dated  April 28, 2000
(Pursuant to power of attorney)
                                                                              13

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO       DESCRIPTION                                           LOCATION

EX-99.a(i)       Agreement and Declaration of Trust                           *
                 dated April 20, 1988

EX-99.a(ii)      Certificate of Amendment of Agreement and                    *
                 Declaration of Trust dated October 21, 1988

EX-99.a(iii)     Certificate of Amendment of Agreement                        *
                 and Declaration of Trust

EX-99 a(iv)      Certificate of Amendment of Agreement and             Attached
                 Declaration of Trust of Franklin Valuemark Funds filed on July 1, 1999

EX-99.b(i)       By-Laws                                                      *

EX-99.b(ii)      Certificate of Amendment of By-Laws dated                    *
                 May 16, 1995

EX-99.d(i)       Management Agreement between                                 *
                 the Fund and Franklin Advisers, Inc. dated
                 January 24, 1989

EX-99.d(ii)      Addendum to Investment Management                            *
                 Agreement dated March 14, 1989

EX-99.d(iii)     Management Agreement between the Fund,                       *
                 on behalf of International Equity and Pacific
                 Growth Fund, and Franklin Advisers, Inc. dated
                 January 22, 1992

EX-99.d(iv)      Sub-Advisory Agreement between Franklin                      *
                 Advisers, Inc. and Templeton Investment
                 Counsel, Inc. dated January 1, 1993

EX-99.d(v)       Management Agreement between the Fund on                     *
                 behalf of Franklin Rising Dividends Fund, and
                 Franklin Advisory Services, Inc. dated July 1,
                 1996

EX-99.d(vi)      Investment Management Agreement between                      *
                 the Fund, on behalf of the Templeton Global
                 Growth Fund, and Templeton, Galbraith &
                 Hansberger Ltd., dated March 15, 1994

EX-99.d(vii)     Sub-Advisory Agreement between Franklin                      *
                 Advisers, Inc. and Templeton Investment
                 Counsel, on behalf of Global Income Fund dated
                 August 1, 1994

EX-99.d(viii)    Investment Advisory Agreement between the Fund,     Attached
                 on behalf of Templeton Asset Strategy Fund, and Templeton Investment Counsel, Inc., dated as of
                 May 1, 2000

EX-99.d(ix)      Investment Advisory Agreement between the Fund,     Attached
                 on behalf of Templeton Developing Markets Securities
                 Fund, dated as of May 1, 2000

EX-99.d(x)       Investment Management Agreement between *
                 The Fund, on behalf of International Smaller
                 Companies Fund and Templeton Investment
                 Counsel, Inc., dated January 18, 1996

EX-99.d(xi)      Management Agreement between the Fund,                       *
                 on behalf of Capital Growth Fund and Franklin
                 Advisers, Inc. dated January 18, 1996

EX-99.d(xii)     Amendment to Management Agreement between                    *
                 the Fund, and Franklin Advisers, Inc.dated August1, 1995

EX-99.d(xiii)    Management Agreement between the Fund,                       *
                 on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Mutual
                 Advisers, Inc. dated October 18, 1996

EX-99.d(xiv)     Management Agreement between the Fund, on behalf             *
                 of Global Health Care Securities Fund dated
                 December 9, 1997

EX-99.d(xv)      Management Agreement between the Fund, on                    *
                 behalf of Value Securities Fund dated
                 December 9, 1997

EX-99.d(xvi)     Investment Advisory Agreement between the                    *
                 Fund, on behalf of Franklin Aggressive Growth Securities
                 Fund; and Franklin Advisers, Inc. dated July 15, 1999

EX-99.d(xvii)    Investment Advisory Agreement between the Fund, on    Attached
                 behalf of Franklin Strategic Income Fund, and
                 Franklin Advisers, Inc. dated as of May 1, 2000

EX-99.d(xviii)   Sub-Advisory Agreement between Franklin               Attached
                 Advisers, Inc., on behalf of Franklin Strategic
                 Income Fund, and Templeton Investment Counsel, dated May 1, 2000

EX-99.d(xix)     Investment Advisory Agreement between the Fund,       Attached
                 on behalf of Franklin S & P 500 Index Fund, and
                 Franklin Advisers, Inc. dated as of May 1, 2000

EX-99.d(xx)      Sub-Advisory Agreement between Franklin
                 Advisers, Attached Inc., on behalf of
                 Franklin S & P 500 Index Fund, And State
                 Street Global Advisors, a division of State
                 Street Bank and Trust Company dated as of May 1, 2000

EX-99.d(xxi)     Investment Advisory Agreement between the Fund,       Attached
                 on behalf of Franklin Technology Securities Fund, and Franklin Advisers, Inc. dated as of May 1, 2000

EX-99.e(i)       Distribution Agreement between the Fund and                  *
                 Franklin Templeton Distributors, Inc.

EX-99.g(i)       Foreign Exchange Netting Agreement between                   *
                 Franklin Valuemark Funds, on behalf of the International Equity Fund, and Morgan Guaranty
                 Trust Company of New York, dated March 19, 1992

EX-99.g(ii)      Foreign Exchange Netting Agreement between                   *
                 Franklin Valuemark Funds, on behalf of the Pacific Growth Fund, and Morgan Guaranty Trust
                 Company of New York, dated March 19, 1992

EX-99.g(iii)     Custody Agreement between the Fund, on                       *
                 behalf of the Templeton Developing Markets
                 Equity Fund and the Templeton Global Growth
                 Fund, and The Chase Manhattan Bank, N.A. dated
                 March 15, 1994

EX-99.g(iv)      Master Custody Agreement between the                         *
                 Fund and the Bank of New York, dated
                 February 16, 1996

EX-99.g(v)       Terminal Link Agreement between the Fund                     *
                 and Bank of New York, dated February 16, 1996

EX-99.g(vi)      Amendment to Global Custody Agreement between                *
                 the Fund and The Chase Manhattan Bank, N.A. dated
                 April 1, 1996

EX-99.g(vii)     Amendment to Master Custody Agreement                        *
                 between the Fund and the Bank of New York, dated April 1, 1996

EX-99.g(viii)    Letter of Agreement between the Fund and the                 *
                 Bank of New York, dated April 22, 1996

EX-99.g(ix)      Custody Agreement between the Fund, on                       *
                 behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and the
                 State Street Bank and Trust Company dated
                 November 8, 1996

EX-99.g(x)       Global Custody Agreement effective as of              Attached
                 May 1, 2000 between The Chase Manhattan
                 Bank, N.A. and Franklin Templeton Variable
                 Insurance Products Trust

EX-99.g(xi)      Master Custody Agreement, Exhibit A,                  Attached
                 Revised 4/24/00

EX-99.h(i)       Fund Administration Agreement between the Fund,              *
                 on behalf of International Smaller Companies Fund, and Franklin Templeton Services, Inc. dated
                 October 1, 1996

EX-99.h(ii)      Fund Administration Agreement between the Fund,       Attached
                 on behalf of Templeton Asset Strategy Fund, and Franklin Templeton Services, Inc. dated as of May 1,

EX-99.h(iii)     Fund Administration Agreement between the Fund,              *
                 on behalf of Mutual Discovery Securities Fund, and Mutual Shares Securities Fund and Franklin
                 Templeton Services, Inc. dated October 18, 1996

EX-99.h(iv)      Fund Administration Agreement between the Fund,              *
                 on behalf of Value Securities Fund.and Franklin
                 Templeton Services, Inc. dated December 9, 1997

EX-99.h(v)       Fund Administration Agreement between the Fund,              *
                 on behalf of Global Health Care Securities Fund, and Franklin Templeton Services, Inc. dated
                 December 9, 1997

EX-99.h(vi)      Fund Administration Agreement between the Fund,              *
                 on behalf of Franklin Aggressive Growth Securities
                 Fund and Franklin Templeton Services, Inc. dated
                 July 15, 1999

EX-99.h(vii)     Fund Administration Agreement between the Fund,       Attached
                 on behalf of Franklin Technology Securities Fund, and Franklin Templeton Services, Inc. dated as of May 1, 2000

EX-99.h(viii)    Fund Administration Agreement between the Fund,       Attached
                 on behalf of Franklin S & P 500 Index Fund and
                 Franklin Templeton Services Inc. dated as of
                 May 1, 2000

EX-99.h(ix)      Fund Administration Agreement between the Fund,       Attached
                 on behalf of  Franklin Strategic Income Securities
                 Fund and Franklin Templeton Services, Inc. dated as of May 1, 2000

EX-99.h(x)       Fund Administration Agreement between the Fund,       Attached
                 on behalf of Franklin Small Cap Fund and Franklin
                 Templeton Services, Inc. dated as of May 1, 2000

EX-99.h(xi)      Fund Administration Agreement between the Fund,       Attached
                 on behalf of Templeton Developing Markets Securities
                 Fund and Franklin Templeton Services, Inc. dated as of May 1, 2000

EX-99.h(xii)     Fund Administration Agreement between the Fund,       Attached
                 on behalf of Templeton International Securities Fund and Franklin Templeton Services, Inc. dated as of May 1, 2000

EX-99.i(i)       Legal Opinion Securities Act of 1933                         *
                 dated February 5, 1999

EX-99.j(i)       Consent of McGladry and Pullen, LLP for               Attached
                 Inclusion of Report dated January 28, 1999

EX-99.j(ii)      Consent of PricewaterhouseCoopers LLP                 Attached

EX-99.j(iii)     Consent of PricewaterhouseCoopers LLP                 Attached

EX-99.j(iv)      Consent of PricewaterhouseCoopers LLP                 Attached

EX-99 j(v)       Consent of Independent Auditors of the Trust          Attached

EX-99.l(i)       Letter of Understanding dated April 11, 1995                 *

EX-99.l(ii)      Letter of Understanding dated September 12, 1995             *

EX-99.l(iii)     Letter of Understanding dated April 4, 1996                  *

EX-99.l(iv)      Letter of Understanding dated October 21, 1996               *

EX-99.l(v)       Letter of Understanding dated April 23, 1998                 *

EX-99 l(vi)      Letter of Understanding dated April 28, 2000          Attached

EX-99 l(vii)     Letter of Understanding dated April 28, 2000          Attached

EX-99 l(viii)    Letter of Understanding dated April 28, 2000          Attached

EX-99.m(i)       Class 2 Distribution Plan Pursuant to Rule 12b-1             *
                 for all series of the Fund

EX-99.m(ii)      Class 2 Distribution Plan for Franklin Aggressive            *
                 Growth Securities Fund

EX-99.m(iii)     Class 2 Distribution Plan Pursuant to
                 Rule 12b-1 Attached for Franklin S&P 500
                 Index Fund dated as of May 1, 2000

EX-99.m(iv)      Class 3 Distribution Plan Pursuant to
                 Rule 12b-1 Attached for Franklin S&P 500
                 Index Fund dated as of May 1, 2000

EX-99.m(v)       Class 2 Distribution Plan Pursuant to Rule 12b-1      Attached
                 for Franklin Strategic Income Securities Fund dated as of May 1, 2000

EX-99.m(vi)      Class 2 Distribution Plan Pursuant to Rule 12b-1      Attached
                 for Franklin Technology Securities Fund dated as of May 1, 2000

EX-99.o(i)       Multiple Class Plan for all series of the Fund               *

EX-99.o(ii)      Multiple Class Plan for Franklin Aggressive Growth           *
                 Securities Fund

EX-99.o(iii)     Multiple Class Plan for Franklin S&P 500 Index        Attached
                 Fund, Franklin Strategic Income Securities Fund
                 And Franklin Technology Securities Fund

EX-99.p(i)       Power of Attorney from Officers and                   Attached
                 Trustees of the Registrant

EX-99.q(i)       Code of Ethics of Franklin Templeton Group            Attached

EX-99 q(ii)      Code of Ethics of State Street Global Advisors        Attached

* Incorporated by reference to previous filings

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